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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Funds
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-787-7354
Date of fiscal year end:
December 31
Date of reporting period:
January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders

2019 SEMI-ANNUAL REPORT
Russell Investment Funds
JUNE 30, 2019
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 19
International Developed Markets Fund 45
Strategic Bond Fund 67
Global Real Estate Securities Fund 127
Notes to Schedule of Investments 145
Notes to Financial Highlights 148
Notes to Financial Statements 149
Affiliated Brokerage Transactions 168
Basis for Approval of Investment Advisory Agreement 169
Shareholder Requests for Additional Information 181
Disclosure of Information about Fund Trustees and Officers 182
Adviser, Money Managers and Service Providers 187
Russell Investment Funds
Semi-annual Report
June 30, 2019 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
U.S. Strategic Equity Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
January 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2019 $ 1,200 .60 $ 1,020 .58
Expenses Paid During Period* $ 4 .64 $ 4 .26
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.3%
Consumer Discretionary - 15.3%
Amazon.com, Inc.(Æ) 1,620 3,068
Aramark 7,331 264
Best Buy Co., Inc. 4,742 331
Bright Horizons Family Solutions, Inc.(Æ) 1,559 235
Brunswick Corp. 5,397 248
Carnival Corp. 3,338 155
Carter's, Inc. 2,068 202
CBS Corp. Class B 3,691 184
Charter Communications, Inc. Class A(Æ) 17,139 6,773
Choice Hotels International, Inc. 3,017 263
Comcast Corp. Class A 17,203 727
Costco Wholesale Corp. 2,775 733
Dollar General Corp. 25,847 3,493
Dollar Tree, Inc.(Æ) 79,644 8,553
DR Horton, Inc. 36,722 1,584
eBay, Inc. 29,381 1,161
Extended Stay America, Inc. 20,500 346
Garmin, Ltd. 2,496 199
General Motors Co. 94,184 3,629
Grand Canyon Education, Inc.(Æ) 1,913 224
Hasbro, Inc. 64,008 6,764
Home Depot, Inc. (The) 4,703 978
Interpublic Group of Cos., Inc. (The) 11,292 255
Las Vegas Sands Corp. 2,733 161
Liberty Global PLC Class A(Æ) 35,213 950
Liberty Global PLC Class C(Æ) 199,989 5,306
Liberty Media Corp.-Liberty SiriusXM Class
A(Æ) 4,607 174
Liberty SiriusXM Group Class C(Æ) 5,113 194
Macy's, Inc. 7,883 169
Magna International, Inc. Class A(Ñ) 36,390 1,809
Mohawk Industries, Inc.(Æ) 16,801 2,478
Netflix, Inc.(Æ) 4,363 1,603
Norwegian Cruise Line Holdings, Ltd.(Æ) 20,021 1,074
Omnicom Group, Inc. 2,604 213
Penske Automotive Group, Inc. 7,078 335
PulteGroup, Inc. 52,862 1,671
Ross Stores, Inc. 2,048 203
Royal Caribbean Cruises, Ltd. 2,133 259
Skechers U.S.A., Inc. Class A(Æ) 6,001 189
Tapestry, Inc. 5,818 185
Target Corp. 3,723 322
Tiffany & Co. 3,223 302
TJX Cos., Inc. 6,848 362
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tractor Supply Co. 1,959 213
TripAdvisor, Inc.(Æ) 103,977 4,813
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 781 271
Vail Resorts, Inc. 1,140 254
Viacom, Inc. Class B 6,398 191
Walmart, Inc. 8,120 897
Walt Disney Co. (The) 4,409 616
Williams-Sonoma, Inc.(Ñ) 7,564 492
Yum China Holdings, Inc. 3,907 181
66,256
Consumer Staples - 4.9%
Altria Group, Inc. 8,973 425
Archer-Daniels-Midland Co. 13,276 542
Coca-Cola Co. (The) 18,596 947
Constellation Brands, Inc. Class A 30,286 5,964
CVS Health Corp. 47,029 2,563
Ingredion, Inc. 13,266 1,094
JM Smucker Co. (The) 2,418 279
Kraft Heinz Co. (The) 3,589 111
Molson Coors Brewing Co. Class B 49,993 2,800
Mondelez International, Inc. Class A 12,303 663
Monster Beverage Corp.(Æ) 5,359 342
PepsiCo, Inc. 993 130
Philip Morris International, Inc. 2,234 175
Post Holdings, Inc.(Æ) 2,139 222
Procter & Gamble Co. (The) 15,537 1,704
Tyson Foods, Inc. Class A 34,390 2,777
Walgreens Boots Alliance, Inc. 5,379 294
21,032
Energy - 6.6%
Anadarko Petroleum Corp. 7,622 538
BP PLC - ADR 91,686 3,823
Canadian Natural Resources, Ltd. 130,604 3,522
Chevron Corp. 33,115 4,122
Cimarex Energy Co. 3,119 185
Concho Resources, Inc. 1,990 205
ConocoPhillips 35,587 2,171
Continental Resources, Inc.(Æ) 5,846 246
Devon Energy Corp. 5,803 166
Exxon Mobil Corp. 24,913 1,909
Halliburton Co. 75,986 1,728
HollyFrontier Corp. 5,211 241
Marathon Petroleum Corp. 12,569 702

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PBF Energy, Inc. Class A 9,268 290
Phillips 66 8,639 808
Royal Dutch Shell PLC Class B - ADR(Ñ) 38,162 2,509
Schlumberger, Ltd. 103,404 4,109
Targa Resources Corp. 11,042 434
Valero Energy Corp. 8,426 721
28,429
Financial Services - 21.2%
Aflac, Inc. 6,387 350
Alliance Data Systems Corp. 2,119 297
Allstate Corp. (The) 3,568 363
American Express Co. 6,974 861
Ameriprise Financial, Inc. 3,373 490
Annaly Capital Management, Inc.(ö) 205,728 1,878
Apple Hospitality REIT, Inc.(ö) 23,369 371
Banco Santander SA - ADR(Ñ) 331,428 1,518
Bank of America Corp. 139,525 4,046
Bank of New York Mellon Corp. (The) 31,094 1,373
Berkshire Hathaway, Inc. Class B(Æ) 27,409 5,843
Blackstone Group, LP (The) 40,412 1,795
Broadridge Financial Solutions, Inc. 4,147 529
Capital One Financial Corp. 3,256 295
Charles Schwab Corp. (The) 116,142 4,668
Chubb, Ltd. 4,386 646
Citigroup, Inc. 94,983 6,652
CME Group, Inc. Class A 26,889 5,219
Comerica, Inc. 5,286 384
Crown Castle International Corp.(ö) 21,258 2,771
Discover Financial Services 3,220 250
E*Trade Financial Corp. 33,198 1,481
Equinix , Inc.(Æ)(ö) 1,390 701
Fidelity National Information Services, Inc. 3,560 437
FleetCor Technologies, Inc.(Æ) 2,801 787
Global Payments, Inc. 3,952 633
Goldman Sachs Group, Inc. (The) 814 167
Host Hotels & Resorts, Inc.(ö) 9,213 168
Jack Henry & Associates, Inc. 4,285 574
JPMorgan Chase & Co. 53,856 6,021
KeyCorp 22,751 404
KKR & Co., Inc. Class A 354,704 8,962
Lincoln National Corp. 2,742 177
M&T Bank Corp. 1,471 250
MasterCard, Inc. Class A 30,078 7,956
Medical Properties Trust, Inc. 10,262 179
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MFA Financial, Inc. 60,626 435
Morgan Stanley 10,225 448
Northern Trust Corp. 3,608 325
Park Hotels & Resorts, Inc.(ö) 13,686 377
PayPal Holdings, Inc.(Æ) 56,911 6,514
PNC Financial Services Group, Inc. (The) 3,270 449
Prudential Financial, Inc. 3,811 385
Raymond James Financial, Inc. 4,261 360
SLM Corp. 77,467 753
Starwood Property Trust, Inc. 10,667 242
State Street Corp. 6,730 377
SunTrust Banks, Inc. 6,518 410
Synchrony Financial 10,463 363
Total System Services, Inc. 4,095 525
Travelers Cos., Inc. (The) 214 32
Two Harbors Investment Corp. 59,930 759
US Bancorp 13,903 729
Visa, Inc. Class A 44,830 7,780
Wells Fargo & Co. 22,046 1,043
91,802
Health Care - 13.3%
Agilent Technologies, Inc. 5,840 436
Anthem, Inc.(Æ) 5,794 1,635
AstraZeneca PLC - ADR 27,190 1,122
Baxter International, Inc. 5,260 431
Becton Dickinson and Co. 2,263 570
Biogen, Inc.(Æ) 13,430 3,141
Bristol-Myers Squibb Co. 22,803 1,034
Cardinal Health, Inc. 3,560 168
Celgene Corp.(Æ) 4,188 387
Centene Corp.(Æ) 12,108 635
Cerner Corp. 5,815 426
Cigna Corp. 9,482 1,494
Eli Lilly & Co. 4,350 482
Encompass Health Corp.(Æ) 4,959 314
Gilead Sciences, Inc. 18,993 1,283
HCA Healthcare, Inc. 3,327 450
Horizon Therapeutics PLC Ltd. Co.(Æ) 48,983 1,179
Humana, Inc. 2,173 576
Illumina, Inc.(Æ) 11,572 4,260
IQVIA Holdings, Inc.(Æ) 61,173 9,842
Jazz Pharmaceuticals PLC(Æ) 8,287 1,181
Johnson & Johnson 26,843 3,739
Laboratory Corp. of America Holdings(Æ) 5,257 909

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
McKesson Corp. 2,967 399
MEDNAX, Inc.(Æ) 7,256 183
Medtronic PLC 27,069 2,636
Merck & Co., Inc. 12,342 1,035
Mylan NV(Æ) 54,627 1,040
Pfizer, Inc. 109,855 4,759
Quest Diagnostics, Inc. 2,522 257
Regeneron Pharmaceuticals, Inc.(Æ) 1,398 438
Stryker Corp. 1,716 353
United Therapeutics Corp.(Æ) 329 26
UnitedHealth Group, Inc. 30,854 7,529
Universal Health Services, Inc. Class B 3,074 401
Vertex Pharmaceuticals, Inc.(Æ) 726 133
WellCare Health Plans, Inc.(Æ) 1,069 305
Zimmer Biomet Holdings, Inc. 13,542 1,594
Zoetis, Inc. Class A 5,949 675
57,457
Materials and Processing - 5.1%
Ball Corp. 98,594 6,900
Crown Holdings, Inc.(Æ) 39,216 2,396
Dow Chemical Co. (The) 9,346 461
DuPont de Nemours, Inc. 9,509 714
Eastman Chemical Co. 20,221 1,574
Ecolab, Inc. 8,046 1,589
Freeport-McMoRan, Inc. 73,255 850
Huntsman Corp. 39,454 806
Ingersoll-Rand PLC 1,985 251
LyondellBasell Industries NV Class A 3,398 293
Newmont Mining Corp. 62,484 2,403
Nucor Corp. 8,267 456
Reliance Steel & Aluminum Co. 3,054 289
Royal Gold, Inc. 5,875 602
Silgan Holdings, Inc. 6,460 198
Steel Dynamics, Inc. 5,982 181
Westrock Co. 50,905 1,857
21,820
Producer Durables - 4.3%
3M Co. 1,529 265
Accenture PLC Class A 2,459 454
AerCap Holdings NV(Æ) 36,957 1,923
American Airlines Group, Inc. 92,527 3,018
Automatic Data Processing, Inc. 3,836 634
Boeing Co. (The) 1,853 675
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Booz Allen Hamilton Holding Corp. Class A 5,917 392
Carlisle Cos., Inc. 2,402 337
CoStar Group, Inc.(Æ) 1,144 634
Danaher Corp. 3,676 525
Delta Air Lines, Inc. 5,060 287
Eaton Corp. PLC 8,483 706
General Dynamics Corp. 2,471 449
HEICO Corp. 5,608 750
Honeywell International, Inc. 3,015 526
Huntington Ingalls Industries, Inc. 1,385 311
Johnson Controls International PLC(Æ) 10,431 431
Kirby Corp.(Æ) 3,991 315
L3 Technologies, Inc. 1,981 486
McGraw Hill Financial, Inc. 1,696 386
Northrop Grumman Corp. 2,070 669
Paychex, Inc. 6,631 546
Raytheon Co. 3,376 587
Roper Technologies, Inc. 1,100 403
Southwest Airlines Co. 5,792 294
Textron, Inc. 4,290 228
United Technologies Corp. 13,469 1,754
Waters Corp.(Æ) 1,784 384
18,369
Technology - 20.3%
Adobe, Inc.(Æ) 2,457 724
Alibaba Group Holding, Ltd. - ADR 14,289 2,421
Alphabet, Inc. Class A(Æ) 6,848 7,414
Alphabet, Inc. Class C(Æ) 1,712 1,851
Amdocs, Ltd. 9,477 588
Amphenol Corp. Class A 5,065 486
Ansys , Inc.(Æ) 2,581 529
Apple, Inc. 19,909 3,940
Applied Materials, Inc. 130,778 5,873
Arista Networks, Inc.(Æ) 15,686 4,072
Arrow Electronics, Inc.(Æ) 4,342 309
Autodesk, Inc.(Æ) 37,278 6,073
Broadcom, Inc. 2,212 637
Cisco Systems, Inc. 44,094 2,413
Citrix Systems, Inc. 3,833 376
Cognizant Technology Solutions Corp. Class
A 9,514 603
Corteva , Inc. 32,144 950
Dell Technologies, Inc. Class C(Æ) 17,800 904
DXC Technology Co. 3,665 202

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
F5 Networks, Inc.(Æ) 1,834 267
Facebook, Inc. Class A(Æ) 28,812 5,561
Genpact , Ltd. 13,286 506
Hewlett Packard Enterprise Co. Class H 18,235 273
HP, Inc.(Æ) 34,806 724
Intel Corp. 11,794 565
International Business Machines Corp. 3,640 502
Intuit, Inc. 1,323 346
IPG Photonics Corp.(Æ) 8,734 1,347
Juniper Networks, Inc. 16,668 444
Lam Research Corp. 892 168
Leidos Holdings, Inc. 4,285 342
Marvell Technology Group, Ltd. 95,420 2,278
Micron Technology, Inc.(Æ) 44,862 1,731
Microsoft Corp. 158,015 21,167
MKS Instruments, Inc. 2,873 224
Monolithic Power Systems, Inc. 1,286 175
NVIDIA Corp. 15,729 2,583
ON Semiconductor Corp.(Æ) 7,859 159
Oracle Corp. 7,648 436
Red Hat, Inc.(Æ) 1,749 328
Salesforce.com, Inc.(Æ) 3,663 556
Synopsys, Inc.(Æ) 3,344 430
Take-Two Interactive Software, Inc.(Æ) 50,548 5,739
Teradyne, Inc. 3,751 180
Texas Instruments, Inc. 414 48
VMware, Inc. Class A 1,502 251
Western Digital Corp. 4,563 217
87,912
Utilities - 3.3%
American Water Works Co., Inc. 1,718 199
AT&T, Inc. 166,489 5,580
Avangrid , Inc. 3,657 185
CenterPoint Energy, Inc. 15,700 449
CNX Resources Corp.(Æ) 20,226 148
Consolidated Edison, Inc. 5,859 514
DTE Energy Co. 1,470 188
Duke Energy Corp. 7,791 687
Evergy , Inc. 13,297 800
Eversource Energy(Æ) 2,559 194
Exelon Corp. 28,003 1,343
GCI Liberty, Inc. Class A(Æ) 10,353 636
NextEra Energy, Inc. 965 198
Pinnacle West Capital Corp. 1,968 185
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PPL Corp. 20,516 636
Sempra Energy 1,458 200
Southern Co. (The) 3,469 192
Verizon Communications, Inc. 20,433 1,167
Vistra Energy Corp. 14,053 318
WEC Energy Group, Inc.(Æ) 7,375 615
14,434
Total Common Stocks
(cost $375,425) 407,511
Short-Term Investments - 5.6%
U.S. Cash Management Fund (@)
24,146,957
(∞)
24,157
Total Short-Term Investments
(cost $24,154) 24,157
Other Securities - 1.1%
U.S. Cash Collateral Fund(×)(@)
4,541,186
(∞)
4,541
Total Other Securities
(cost $4,541) 4,541
Total Investments 101.0%
(identified cost $404,120) 436,209
Other Assets and Liabilities, Net
- (1.0%)
(4,227)
Net Assets - 100.0%
431,982

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 48 USD 7,066 09/19
117
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
117
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 66,256 $ — $ —
$ —
$ 66,256 15.3
Consumer Staples 21,032 — —
—
21,032 4.9
Energy 28,429 — —
—
28,429 6.6
Financial Services 91,802 — —
—
91,802 21.2
Health Care 57,457 — —
—
57,457 13.3
Materials and Processing 21,820 — —
—
21,820 5.1
Producer Durables 18,369 — —
—
18,369 4.3
Technology 87,912 — —
—
87,912 20.3
Utilities 14,434 — —
—
14,434 3.3
Short-Term Investments — — —
24,157
24,157 5.6
Other Securities — — —
4,541
4,541 1.1
Total Investments 407,511 — — 28,698 436,209 101.0
Other Assets and Liabilities, Net (1.0)
100.0
Other Financial Instruments
Assets
Futures Contracts 117 — — — 117 —*
Total Other Financial Instruments
**
$ 117 $ — $ — $ — $ 117
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
ts
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 117
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,134
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 354
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 3,903 $ — $ 3,903
Total Financial and Derivative Assets
3,903 — 3,903
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,903 $ — $ 3,903
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 2,397 $ — $ — $ 2,397
Citigroup
1,350 — — 1,350
Merrill Lynch
156 — — 156
Total
$ 3,903 $ — $ — $ 3,903
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 404,120
Investments, at fair value(*)(>) ......................................................................................................................................................
436,209
Receivables:
Dividends and interest ....................................................................................................................................................... 459
Dividends from affiliated funds .......................................................................................................................................... 32
Fund shares sold ................................................................................................................................................................ 1
From broker(a) ................................................................................................................................................................... 217
Variation margin on futures contracts ................................................................................................................................. 117
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
437,037
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 149
Accrued fees to affiliates .................................................................................................................................................... 273
Other accrued expenses ..................................................................................................................................................... 92
Payable upon return of securities loaned ....................................................................................................................................... 4,541
Total liabilities .............................................................................................................................................
5,055
Net Assets ............................................................................................................................................................
$ 431,982

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 55,68 8
Shares of beneficial interest ...........................................................................................................................................................
278
Additional paid-in capital ..............................................................................................................................................................
376,01 6
Net Assets ............................................................................................................................................................
$ 431,982
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 15.55
Net assets ............................................................................................................................................................................... $ 431,981,657
Shares outstanding ($.01 par value) ....................................................................................................................................... 27,784,653
Amounts in thousands
(*)     Securities on loan included in investments $ 3,903
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 28,698
(a)     Receivable from Broker for Futures $ 217
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,656
Dividends from affiliated funds ......................................................................................................................................... 177
Securities lending income (net) ......................................................................................................................................... 280
Total investment income ...............................................................................................................................................................
4 , 113
Expenses
Advisory fees .................................................................................................................................................................... 1,516
Administrative fees ........................................................................................................................................................... 104
Custodian fees ................................................................................................................................................................... 41
Transfer agent fees ............................................................................................................................................................ 9
Professional fees ............................................................................................................................................................... 47
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ...................................................................................................................................................................... 31
Miscellaneous ................................................................................................................................................................... 1 1
Total expenses ...............................................................................................................................................................................
1,766
Net investment income (loss) ........................................................................................................................................................
2,347
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 29,543
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 1,134
Net realized gain (loss) ..................................................................................................................................................................
30,681
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 41,52 7
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 354
Net change in unrealized appreciation (depreciation) ................................................................................................................... 41,885
Net realized and unrealized gain (loss) ......................................................................................................................................... 72,566
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 74,913

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,347 $ 4,199
Net realized gain (loss) ...................................................................................................................... 30,681 63,766
Net change in unrealized appreciation (depreciation) ....................................................................... 41,885 (107,106)
Net increase (decrease) in net assets from operations ............................................................................. 74,913 (39,141)
Distributions
To shareholders ................................................................................................................................. (5,456) (85,895)
Net decrease in net assets from distributions .......................................................................................... (5,456) (85,895)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (17,051) 42,885
Total Net Increase (Decrease) in Net Assets ..........................................................................
52,406 (82,151)
Net Assets
Beginning of period .................................................................................................................................
379,576 461,727
End of period ..........................................................................................................................................
$ 431,982 $ 379,576
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 286 $ 4,167 255 $ 4,570
Proceeds from reinvestment of distributions 369 5,456 6,333 85,89 5
Payments for shares redeemed (1,802) (26,674) (2,574) (47,58 0 )
Total increase (decrease)
(1,147) $ (17,051) 4,014 $ 42,885

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 16
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2019(1) 13.12 .08 2.54 2.62 (.04) (.15)
December 31, 2018 18.53 .17 (1.97) (1.80) (.21) (3.40)
December 31, 2017 17.08 .17 3.29 3.46 (.19) (1.82)
December 31, 2016 16.64 .19 1.53 1.72 (.17) (1.11)
December 31, 2015 18.11 .15 .05 .20 (.15) (1.52)
December 31, 2014 18.85 .22 1.94 2.16 (.22) (2.68)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d )
(.19) 15.55 20.06 431,982 .85 .85 1.13 68
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150
(2.01) 18.53 20.80 461,727 .83 .83 .94 80
(1.28) 17.08 10.64 443,053 .83 .83 1.15 101
(1.67) 16.64 1.11 454,341 .84 .84 .84 99
(2.90) 18.11 11.70 488,531 .86 .86 1.13 101

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 253,734
Administration fees 17,379
Transfer agent fees 1,529
$ 272,642
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,324 $ 53,040 $ 46,215 $ 4 $ 4 $ 24,157 $ 177 $ —
U.S. Cash Collateral Fund 9,290 44,604 49,353 — — 4,541 134 —
$ 26,614 $ 97,644 $ 95,568 $ 4 $ 4 $ 28,698 $ 311 $ —
Cost of Investments
$ 405,967,464
Unrealized Appreciation
$ 38,446,122
Unrealized Depreciation
(8,087,753)
Net Unrealized Appreciation (Depreciation)
$ 30,358,369

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
U.S. Small Cap Equity Fund 19
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2019 $ 1,162 .30 $ 1,019 .29
Expenses Paid During Period* $ 5 .95 $ 5 .56
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.0%
Consumer Discretionary - 13.1%
Aaron's, Inc. Class A(Û) 9,538 586
Abercrombie & Fitch Co. Class A 3,455 55
Adtalem Global Education, Inc.(Æ) 8,625 389
Advanced Energy Industries, Inc.(Æ) 1,969 111
AH Belo Corp. Class A 5,630 21
Amerco , Inc.(Ð) 130 49
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 8,500 108
American Eagle Outfitters, Inc. 4,781 81
American Public Education, Inc.(Æ) 13,099 387
Aspen Group, Inc.(Æ) 34,543 131
B. Riley Financial, Inc. 34,532 720
Bassett Furniture Industries, Inc. 1,300 20
Bed Bath & Beyond, Inc.(Ñ) 8,387 97
Big Lots, Inc. 4,109 118
BJ's Wholesale Club Holdings, Inc.(Æ) 12,987 343
Bloomin ' Brands, Inc.(Û) 36,292 686
BMC Stock Holdings, Inc.(Æ) 9,100 193
Boot Barn Holdings, Inc.(Æ) 7,094 253
Cable One, Inc.(Û) 806 944
Callaway Golf Co. 7,128 122
Care.com, Inc.(Æ)(Ð) 600 7
Career Education Corp.(Æ) 13,026 248
Carriage Services, Inc. Class A 12,393 236
Carrols Restaurant Group, Inc.(Æ) 1,300 12
Cavco Industries, Inc.(Æ) 3,403 536
Central Garden & Pet Co. Class A(Æ) 10,668 263
Century Casinos, Inc.(Æ) 35,097 340
Century Communities, Inc.(Æ) 7,566 201
Cheesecake Factory, Inc. (The) 2,106 92
Chegg , Inc.(Æ) 16,719 645
Chico's FAS, Inc. 38,641 130
Children's Place, Inc. (The) 1,118 107
Churchill Downs, Inc. 1,760 203
Chuy's Holdings, Inc.(Æ) 13,103 301
Conn's, Inc.(Æ) 25,478 454
Cooper Tire & Rubber Co. 4,462 141
Cooper-Standard Holdings, Inc.(Æ) 5,200 238
Cracker Barrel Old Country Store, Inc. 269 46
CSS Industries, Inc.(Û) 664 3
Cumulus Media, Inc. Class A(Æ)(Ñ) 27,878 517
Dana Holding Corp. 3,360 67
Deckers Outdoor Corp.(Æ) 705 124
Del Taco Restaurants, Inc.(Æ) 34,838 447
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Delta Apparel, Inc.(Æ) 19,154 444
Designer Brands, Inc. Class A 1,434 27
Diversified Restaurant Holdings, Inc.(Æ) 37,870 28
Dorman Products, Inc.(Æ) 1,305 114
Eldorado Resorts, Inc.(Æ)(Ñ) 24,729 1,138
Express, Inc.(Æ) 18,801 51
Fiesta Restaurant Group, Inc.(Æ) 3,600 47
Fitbit, Inc. Class A - ADR(Æ)(Û) 16,400 72
Five Below, Inc.(Æ) 1,753 210
Fortress Transportation & Infrastructure
Investors LLC 52,015 785
Fossil Group, Inc.(Æ)(Ð) 2,600 30
Foundation Building Materials, Inc.(Æ) 500 9
Fox Factory Holding Corp.(Æ) 3,826 316
Francesca's Holdings Corp.(Ñ) 158,747 79
Full House Resorts, Inc.(Æ) 28,953 54
Funko , Inc. Class A(Æ)(Ñ) 14,136 342
Genesco, Inc.(Æ) 12,343 522
G-III Apparel Group, Ltd.(Æ) 1,937 57
Goodyear Tire & Rubber Co. (The) 8,200 125
Graham Holdings Co. Class B 400 276
Grand Canyon Education, Inc.(Æ) 3,026 354
HealthStream , Inc.(Æ)(Û) 1,700 44
Hemisphere Media Group, Inc. Class A (Æ)
(Û) 1,000 13
Hibbett Sports, Inc.(Æ) 7,727 141
Hooker Furniture Corp. 1,200 25
International Speedway Corp. Class A 2,427 109
IntriCon Corp.(Æ) 12,595 294
J Alexander's Holdings, Inc.(Æ) 26,808 301
Jack in the Box, Inc.(Û) 10,442 850
John Wiley & Sons, Inc. Class A(Ð) 4,170 191
K12, Inc.(Æ)(Û) 6,300 192
Kontoor Brands, Inc.(Æ) 7,192 202
Lands' End, Inc.(Æ) 1,900 23
La-Z-Boy, Inc. Class Z 2,940 90
Lear Corp.(Ð) 430 60
Lee Enterprises, Inc.(Æ) 65,773 147
LGI Homes, Inc.(Æ)(Ñ) 3,018 216
Libbey , Inc.(Æ) 48,660 90
Liberty Braves Group Class C(Æ)(Ð) 600 17
Lifetime Brands, Inc. 19,719 187
Lovesac Co. (The)(Æ) 7,059 219
Madison Square Garden Co. (The) Class A(Æ) 1,000 280
Marchex , Inc. Class B(Æ) 4,300 20

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marriott Vacations Worldwide Corp. 1,175 113
MDC Partners, Inc. Class A(Æ) 55,164 139
Murphy USA, Inc.(Æ)(Ð) 900 76
Nautilus, Inc.(Æ) 4,600 10
New Home Co., Inc. (The)(Æ) 200 1
New York Times Co. (The) Class A 4,017 131
News Corp. Class A(Ð) 5,700 77
Noodles & Co. Class A(Æ) 25,869 204
NVR, Inc.(Æ) 88 297
Ollie's Bargain Outlet Holdings, Inc.(Æ) 3,138 273
OptimizeRx Corp.(Æ) 18,086 293
Oxford Industries, Inc. 980 74
PetIQ , Inc.(Æ)(Ñ) 20,045 661
Planet Fitness, Inc. Class A(Æ) 7,419 537
Pool Corp. 6,266 1,196
QuinStreet , Inc.(Æ) 18,731 297
Red Lion Hotels Corp.(Æ) 26,142 186
Regis Corp.(Æ)(Ð) 2,500 42
Rent-A-Center, Inc. Class A(Æ) 900 24
Rosetta Stone, Inc.(Æ) 2,100 48
Ruth's Hospitality Group, Inc. 2,600 59
Sally Beauty Holdings, Inc.(Æ)(Ñ) 32,770 437
Scholastic Corp. 5,435 180
Scientific Games Corp. Class A(Æ)(Ð) 500 10
Shoe Carnival, Inc.(Ñ) 2,777 77
Sportsman's Warehouse Holdings, Inc.(Æ) 16,748 63
Stamps.com, Inc.(Æ) 2,361 107
Standard Motor Products, Inc. 11,870 538
Steven Madden, Ltd. 5,233 178
Strategic Education, Inc.(Æ) 6,606 1,175
Sturm Ruger & Co., Inc. 2,315 126
Superior Uniform Group, Inc. 25,802 442
Systemax, Inc. 12,497 277
TEGNA, Inc. 9,100 138
Telaria , Inc.(Æ) 12,210 92
Texas Roadhouse, Inc. Class A 2,656 143
Tile Shop Holdings, Inc. 60,613 242
Tilly's, Inc. Class A 700 5
TiVo Corp.(Ð) 18,800 139
Tower International, Inc. 24,408 476
Town Sports International Holdings, Inc.(Æ) 900 2
TravelCenters of America LLC(Æ) 63,131 229
Travelzoo , Inc.(Æ)(Û) 400 6
TRI Pointe Group, Inc.(Æ) 7,047 84
Viad Corp.(Ð) 1,800 119
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vista Outdoor, Inc.(Æ)(Ð) 8,900 79
Visteon Corp.(Æ)(Û) 3,900 228
Whirlpool Corp. 170 24
WideOpenWest , Inc.(Æ) 1,400 10
World Wrestling Entertainment, Inc. Class
A(Ð) 200 14
YETI Holdings, Inc.(Æ)(Ñ) 10,174 295
Zumiez , Inc.(Æ) 1,609 42
30,278
Consumer Staples - 2.9%
Calavo Growers, Inc.(Ñ) 8,105 784
Casey's General Stores, Inc. 4,846 756
Core-Mark Holding Co., Inc. 22,250 883
Energizer Holdings, Inc.(Ñ) 16,838 651
Farmer Brothers Co.(Æ) 20,675 338
Fresh Del Monte Produce, Inc. 17,495 471
Helen of Troy, Ltd.(Æ) 716 94
Herbalife Nutrition, Ltd.(Æ)(Ð) 1,900 81
J&J Snack Foods Corp. 4,037 650
National Beverage Corp. 1,200 54
Nomad Foods, Ltd.(Æ) 44,163 943
Nu Skin Enterprises, Inc. Class A 2,000 99
Performance Food Group Co.(Æ) 3,100 124
Post Holdings, Inc.(Æ) 500 52
Primo Water Corp.(Æ) 6,563 81
Quanex Building Products Corp. 4,700 89
Simply Good Foods Co. (The)(Æ) 13,482 325
SpartanNash Co. 4,300 50
Spectrum Brands Holdings, Inc. 600 32
US Foods Holding Corp.(Æ)(Ð) 5,740 205
6,762
Energy - 3.7%
Algonquin Power & Utilities Corp. 65,377 792
Arch Coal, Inc. Class A 4,424 416
Berry Petroleum Corp. 2,700 29
C&J Energy Services, Inc.(Æ)(Ð) 10,600 125
Callon Petroleum Co.(Æ) 22,213 146
Carrizo Oil & Gas, Inc.(Æ) 12,305 123
CONSOL Energy, Inc.(Æ) 300 8
CVR Energy, Inc.(Ð) 300 15
Delek US Holdings, Inc. 15,073 611
Exterran Corp.(Æ) 4,600 65
FTS International, Inc.(Æ) 1,400 8
Gulf Island Fabrication, Inc.(Æ) 200 1

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gulfport Energy Corp.(Æ) 48,040 236
HollyFrontier Corp. 4,100 190
Keane Group, Inc.(Æ) 6,900 46
KLX Energy Services Holdings, Inc.(Æ) 13,999 286
Laredo Petroleum, Inc.(Æ) 22,383 65
Luxfer Holdings PLC - ADR 36,658 899
Matador Resources Co.(Æ) 15,167 302
Matrix Service Co.(Æ) 20,200 409
McDermott International, Inc.(Æ)(Ñ) 40,538 392
Natural Gas Services Group, Inc.(Æ) 11,105 183
Newpark Resources, Inc.(Æ) 32,231 239
NextEra Energy Partners, LP 200 10
Ormat Technologies, Inc. 1,412 90
Par Pacific Holdings, Inc.(Æ) 7,500 154
PBF Energy, Inc. Class A(Ð) 3,900 122
Peabody Energy Corp. 12,108 292
Phillips 66 Partners, LP 11,620 573
ProPetro Holding Corp.(Æ) 2,269 47
REX American Resources Corp.(Æ) 400 29
RigNet , Inc.(Æ) 5,046 51
SEACOR Holdings, Inc.(Æ)(Ð) 1,180 56
SM Energy Co. 1,400 18
Solaris Oilfield Infrastructure, Inc. Class A 13,981 209
Southwestern Energy Co.(Æ) 19,111 60
SunCoke Energy, Inc. 44,741 397
Superior Energy Services, Inc.(Æ) 80,848 105
TETRA Technologies, Inc.(Æ) 167,447 273
Unit Corp.(Æ) 15,597 139
World Fuel Services Corp.(Û) 10,341 371
8,582
Financial Services - 25.5%
1st Source Corp. 2,100 97
Alleghany Corp.(Æ) 300 204
American Equity Investment Life Holding
Co. 8,616 234
American Homes 4 Rent Class A(Ð) 9,800 238
Americold Realty Trust(Ñ) 19,788 642
Ameris Bancorp 10,214 400
Amerisafe , Inc. 8,256 526
Apartment Investment & Management Co.
Class A(ö) 1,600 80
Argo Group International Holdings, Ltd. 2,043 151
Arrow Financial Corp. 400 14
Artisan Partners Asset Management, Inc.
Class A(Ð) 1,400 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Associated Banc-Corp.(Û) 5,500 116
Atlantic Capital Bancshares, Inc.(Æ) 18,392 315
Atlantic Union Bankshares Corp.(Æ) 3,548 125
Axis Capital Holdings, Ltd. 6,300 376
Axos Financial, Inc. 4,331 118
BancFirst Corp. 1,000 56
BancorpSouth Bank 3,321 96
Bank of America Corp. 200 14
Bank OZK 22,040 663
BankFinancial Corp. 1,800 25
Banner Corp.(Û) 13,062 707
Baycom Corp.(Æ) 1,200 26
BBCN Bancorp, Inc. 5,123 71
Braemar Hotels & Resorts, Inc.(ö)(Û) 1,700 17
Brighthouse Financial, Inc.(Æ) 12,640 464
Brightsphere Investment Group(Æ) 8,100 92
Brixmor Property Group, Inc.(ö) 11,880 212
Business First Bancshares, Inc.(Û) 300 8
Byline Bancorp, Inc.(Æ) 10,991 210
Cadence Bancorp 11,487 239
Camden National Corp. 1,000 46
Camden Property Trust(Ð)(ö)(Û) 4,600 480
Cannae Holdings, Inc.(Æ) 41,134 1,192
Capital City Bank Group, Inc. 13,862 345
Cathay General Bancorp 2,829 102
CBTX, Inc. 1,500 42
CenterState Bank Corp. 8,401 193
Central Pacific Financial Corp. 26,738 801
Century Bancorp, Inc. Class A 2,037 179
Chemical Financial Corp. 2,153 89
Chemung Financial Corp. 100 5
Civista Bancshares, Inc. 5,046 113
Clipper Realty, Inc.(Û) 600 7
CNB Financial Corp. 600 17
CNO Financial Group, Inc. 5,870 98
Cohen & Steers, Inc. 16,166 832
Columbia Banking System, Inc. 3,455 125
Columbia Property Trust, Inc.(ö) 15,600 324
Community Bank System, Inc. 1,949 128
Consolidated- Tomoka Land Co. 4,560 272
CoreCivic , Inc.(Æ) 5,500 114
CorePoint Lodging, Inc. 4,500 56
CoreSite Realty Corp. Class A 300 35
Cousins Properties, Inc.(ö) 5,162 187
Cowen Group, Inc. Class A(Æ)(Ñ) 23,870 410

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cullen/Frost Bankers, Inc. 2,500 234
CVB Financial Corp. 1,738 37
CyrusOne , Inc. 14,433 833
DiamondRock Hospitality Co.(ö) 9,660 100
Donegal Group, Inc. Class A 100 2
Douglas Emmett, Inc.(ö)(Û) 10,900 434
Eagle Bancorp, Inc. 2,937 159
East West Bancorp, Inc. 4,900 229
eHealth, Inc.(Æ) 3,179 274
Elevate Credit, Inc.(Æ) 1,000 4
Employers Holdings, Inc.(Û) 3,284 139
Enova International, Inc.(Æ) 1,500 35
Enstar Group, Ltd.(Æ) 443 77
Enterprise Financial Services Corp. 1,553 65
Equity Commonwealth 13,550 441
Equity LifeStyle Properties, Inc. Class A(ö) 300 36
Erie Indemnity Co. Class A(Ð) 1,030 262
Essent Group, Ltd.(Æ) 9,774 459
Essential Properties Realty Trust, Inc. 36,494 731
Euronet Worldwide, Inc.(Æ) 1,834 309
Evercore , Inc. Class A(Û) 8,415 746
Everest Re Group, Ltd. 2,000 494
FactSet Research Systems, Inc.(Ð) 923 264
FB Financial Corp. 2,360 86
Federal Agricultural Mortgage Corp. Class C 8,103 589
Federated Investors, Inc. Class B 5,125 167
FGL Holdings 18,894 159
Fifth Third Bancorp 6,075 169
First American Financial Corp. 4,200 226
First BanCorp (Û) 34,973 472
First Bancshares, Inc. 1,000 30
First Defiance Financial Corp. 500 14
First Financial Bancorp 3,297 80
First Financial Bankshares , Inc. 3,810 117
First Foundation, Inc. 35,946 483
First Hawaiian, Inc. 7,100 184
First Industrial Realty Trust, Inc. 4,185 154
First Interstate BancSystem , Inc. Class A 9,551 378
First Midwest Bancorp, Inc. 6,025 123
Flagstar Bancorp, Inc. 1,507 50
Forestar Group, Inc.(Æ) 338 7
Forrester Research, Inc. 1,253 59
Franklin Street Properties Corp.(Ð) 5,200 38
Fulton Financial Corp. 9,462 155
Gaming and Leisure Properties, Inc.(Ð) 2,100 82
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Genworth Financial, Inc. Class A(Æ) 31,008 115
Glacier Bancorp, Inc. 2,702 110
Gladstone Commercial Corp.(ö) 3,200 68
Goosehead Insurance, Inc. Class A 5,013 240
Great Southern Bancorp, Inc. 500 30
Great Western Bancorp, Inc. 8,848 316
Green Dot Corp. Class A(Æ) 11,079 542
Greenhill & Co., Inc.(Ñ) 6,128 83
Guaranty Bancshares, Inc.(Û) 500 16
Hallmark Financial Services, Inc.(Æ) 31,944 455
Hancock Holding Co. 2,823 113
Hanmi Financial Corp. 2,900 65
Hanover Insurance Group, Inc. (The) 1,228 158
HarborOne Bancorp, Inc.(Æ)(Ð) 600 11
Health Insurance Innovations, Inc. Class
A(Æ)(Ñ) 8,236 213
Healthcare Realty Trust, Inc. 2,551 80
Healthcare Trust of America, Inc. Class A(ö) 5,600 154
Heartland Financial USA, Inc. 3,380 151
Heritage Insurance Holdings, Inc. 400 6
Home Bancorp, Inc.(Û) 300 12
Home BancShares , Inc. 55,223 1,064
HomeStreet , Inc.(Æ) 32,234 955
HomeTrust Bancshares, Inc.(Û) 800 20
Horace Mann Educators Corp. 2,295 92
Houlihan Lokey , Inc. Class A 2,079 93
Iberiabank Corp. 1,855 141
Independence Realty Trust, Inc.(ö) 40,091 464
Independent Bank Corp.(Û) 46,154 1,005
Independent Bank Group, Inc. 1,824 100
Industrial Logistics Properties Trust 11,175 233
Innovative Industrial Properties, Inc.(Ñ) 1,418 175
Interactive Brokers Group, Inc. Class A 700 38
International Bancshares Corp. 1,070 40
Investors Bancorp, Inc. 7,605 85
Investors Real Estate Trust 9,556 561
JER Investment Trust, Inc.(Æ)(Š) 1,771 —
Jernigan Capital, Inc.(ö) 5,162 106
Kearny Financial Corp. 95,988 1,275
Kemper Corp. 7,196 621
Kennedy-Wilson Holdings, Inc. 38,399 790
Ladder Capital Corp. Class A(ö) 9,783 162
Ladenburg Thalmann Financial Services,
Inc.(Û) 6,300 22
Lakeland Financial Corp. 10,676 500

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lamar Media Corp. Class A(Ð)(ö) 1,800 145
Lazard, Ltd. Class A(Ð) 900 31
Legacy Housing Corp.(Æ) 26,703 332
LegacyTexas Financial Group, Inc.(Æ) 966 39
LendingClub Corp.(Æ) 27,400 90
LendingTree, Inc.(Æ)(Ñ) 1,313 551
Liberty Property Trust(Û) 7,900 395
Life Storage, Inc.(Æ)(ö) 1,000 95
Live Oak Bancshares, Inc. 6,153 106
LPL Financial Holdings, Inc. 1,701 138
LTC Properties, Inc.(Ð) 1,500 68
Luther Burbank Corp. 1,100 12
Marcus & Millichap, Inc.(Æ) 6,009 185
Medical Properties Trust, Inc. 18,957 331
Mercantile Bank Corp. 900 29
Meridian Bancorp, Inc. 1,400 25
Meta Financial Group, Inc. 3,499 98
Metropolitan Bank Holding Corp.(Æ)(Ð) 200 9
MGIC Investment Corp.(Æ) 42,844 563
MidWestOne Financial Group, Inc. 700 20
Moelis & Co. Class A 3,349 117
Morningstar, Inc. 5,003 724
National Bank Holdings Corp. Class A 21,125 767
National General Holdings Corp. 9,100 209
National Western Life Group, Inc. Class A 375 96
NBT Bancorp, Inc. 2,770 104
NexPoint Residential Trust, Inc. 13,272 549
Nicolet Bankshares , Inc.(Æ) 800 50
NMI Holdings, Inc. Class A(Æ) 8,688 247
Northeast Bank 11,951 330
Northwest Bancshares, Inc. 7,167 126
Office Properties Income Trust 1,860 49
OFG Bancorp(Ð) 2,300 55
Old Second Bancorp, Inc. 36,467 466
OneMain Holdings, Inc.(Æ) 3,300 112
Opus Bank(Ð) 4,900 103
Origin Bancorp, Inc. 10,902 359
Outfront Media, Inc.(ö) 4,900 126
Pacific Premier Bancorp, Inc. 5,539 171
Paysign , Inc.(Æ)(Ñ) 11,934 160
PCSB Financial Corp. 46,024 932
Peapack Gladstone Financial Corp. 22,226 625
Pebblebrook Hotel Trust 4,819 136
Peoples Bancorp, Inc. 1,300 42
People's United Financial, Inc. 7,316 123
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
People's Utah Bancorp 1,250 37
Physicians Realty Trust(ö) 8,448 147
Piedmont Office Realty Trust, Inc. Class A 21,017 419
Piper Jaffray Cos. 2,200 163
Popular, Inc. 15,432 837
Potlatch Corp. 29,624 1,155
Primerica, Inc. 2,264 272
Prosperity Bancshares, Inc.(Ð) 2,000 132
Protective Insurance Corp. Class B 400 7
PS Business Parks, Inc.(ö) 2,196 371
Pzena Investment Management, Inc. Class A 22,574 194
QCR Holdings, Inc. 1,100 38
QTS Realty Trust, Inc. Class A(ö) 14,960 691
Radian Group, Inc. 7,276 166
Rayonier, Inc.(ö) 6,200 188
Redfin Corp.(Æ) 8,542 154
Regency Centers Corp.(ö) 2,900 194
Reinsurance Group of America, Inc. Class
A(Û) 3,200 499
RenaissanceRe Holdings, Ltd. 2,100 374
Renasant Corp. 2,342 84
Retail Properties of America, Inc. Class A(Û) 18,800 221
Retail Value, Inc. 1,100 38
Rexford Industrial Realty, Inc.(ö) 4,133 167
Riverview Bancorp, Inc. 300 3
RLJ Lodging Trust 10,737 190
RMR Group, Inc. (The) Class A 1,162 55
Ryman Hospitality Properties, Inc.(ö) 8,154 661
Sabra Health Care REIT, Inc.(ö) 6,754 133
Selective Insurance Group, Inc. 1,567 117
ServisFirst Bancshares, Inc. 2,017 69
Signature Bank 1,000 121
Silvercrest Asset Management Group, Inc.
Class A 18,076 254
Simmons First National Corp. Class A 2,928 68
SITE Centers Corp.(ö) 35,257 467
SL Green Realty Corp.(ö) 700 56
South State Corp. 4,127 304
Southern First Bancshares, Inc.(Æ) 300 12
SP Plus Corp.(Æ) 1,400 45
Spirit Realty Capital, Inc.(ö) 2,500 107
STAG Industrial, Inc.(ö) 3,648 110
Stifel Financial Corp. 8,510 503
Summit Financial Group, Inc. 630 17
Sunstone Hotel Investors, Inc. 11,743 161

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synovus Financial Corp. 4,200 147
TCF Financial Corp. 7,900 164
Terreno Realty Corp.(ö) 3,173 156
Third Point Reinsurance, Ltd.(Æ)(Ð) 12,700 131
TriCo Bancshares 1,000 38
Triumph Bancorp, Inc.(Æ) 1,244 36
Trustmark Corp. 2,676 89
UMB Financial Corp. 1,389 91
UMH Properties, Inc. 20,818 258
Umpqua Holdings Corp.(Ð) 2,900 48
United Bankshares , Inc. 3,296 122
United Community Banks, Inc. 14,193 405
United Community Financial Corp. 3,800 36
United Financial Bancorp, Inc. 1,100 16
Universal Insurance Holdings, Inc. 5,483 153
Unum Group 700 23
Valley National Bancorp 9,512 103
Veritex Holdings, Inc. 5,991 155
VICI Properties, Inc. 8,800 194
Voya Financial, Inc. 4,300 238
Waddell & Reed Financial, Inc. Class A 10,659 177
Washington Federal, Inc. 3,963 138
Wintrust Financial Corp. 5,255 384
WR Berkley Corp. (Û) 7,670 506
WSFS Financial Corp. 2,985 123
Xenia Hotels & Resorts, Inc. 14,780 308
58,713
Health Care - 13.0%
Acadia Pharmaceuticals, Inc.(Æ) 6,671 178
Acceleron Pharma, Inc.(Æ) 1,874 77
Accuray , Inc.(Æ) 80,158 310
Acorda Therapeutics, Inc.(Æ) 10,900 84
Addus HomeCare Corp.(Æ) 3,676 276
Akorn , Inc.(Æ)(Ð) 8,300 43
Aldeyra Therapeutics, Inc.(Æ) 8,368 50
Alkermes PLC(Æ)(Ð) 6,700 151
Allscripts Healthcare Solutions, Inc.(Æ) 53,635 624
AMAG Pharmaceuticals, Inc.(Æ) 6,500 65
Amedisys , Inc.(Æ) 3,536 429
AMN Healthcare Services, Inc.(Æ) 1,937 105
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 1,300 27
AnaptysBio , Inc.(Æ) 1,026 58
Anika Therapeutics, Inc.(Æ) 1,517 62
Apollo Endosurgery , Inc.(Æ) 26,073 85
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Genetic Technologies Corp.(Æ)(Ð) 1,300 5
Arcus Biosciences, Inc.(Æ) 1,600 13
Arena Pharmaceuticals, Inc.(Æ) 2,838 166
Array BioPharma , Inc.(Æ) 17,002 788
Arrowhead Pharmaceuticals, Inc.(Æ) 6,337 168
Assertio Therapeutics, Inc.(Æ)(Ð) 9,500 33
Avedro , Inc.(Æ) 8,189 161
BioLife Solutions, Inc.(Æ) 24,614 417
BioTelemetry , Inc.(Æ) 8,312 400
Blueprint Medicines Corp.(Æ) 1,835 173
Cantel Medical Corp. 7,978 643
Cardiovascular Systems, Inc.(Æ) 24,522 1,054
CareDx , Inc.(Æ) 10,475 377
Castlight Health, Inc. Class B(Æ) 27,930 90
Chemed Corp. 3,467 1,252
Chimerix , Inc.(Æ) 8,600 37
Computer Programs & Systems, Inc. 2,700 75
Corcept Therapeutics, Inc.(Æ) 7,759 87
CorVel Corp.(Æ) 8,704 757
Cross Country Healthcare, Inc.(Æ) 13,114 123
Cutera , Inc.(Æ)(Ð) 900 19
Denali Therapeutics, Inc.(Æ) 2,561 53
Eagle Pharmaceuticals, Inc.(Æ) 2,079 116
Emergent BioSolutions , Inc.(Æ) 2,575 124
Enanta Pharmaceuticals, Inc.(Æ) 1,601 135
Encompass Health Corp.(Æ) 13,236 839
Endo International PLC(Æ) 12,000 49
Ensign Group, Inc. (The) 24,676 1,405
Evofem Biosciences, Inc.(Æ) 400 3
FibroGen , Inc.(Æ) 3,152 142
Genomic Health, Inc.(Æ) 2,046 119
Global Blood Therapeutics, Inc.(Æ) 2,306 121
Globus Medical, Inc. Class A(Æ) 3,625 153
Haemonetics Corp.(Æ) 1,205 145
Halozyme Therapeutics, Inc.(Æ)(Û) 3,596 62
Hanger, Inc.(Æ) 29,692 569
Harvard Bioscience, Inc.(Æ) 40,969 82
HealthEquity , Inc.(Æ) 3,559 233
Healthways , Inc.(Æ) 6,242 103
Heron Therapeutics, Inc.(Æ) 1,751 33
Infinity Pharmaceuticals, Inc.(Æ) 1,400 3
Inogen , Inc.(Æ) 2,128 142
Inspire Medical Systems, Inc.(Æ) 2,749 167
Insulet Corp.(Æ) 1,182 141
Integra LifeSciences Holdings Corp.(Æ) 2,459 137

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intra-Cellular Therapies, Inc. Class A(Æ)(Ð) 1,400 18
Invitae Corp.(Æ) 6,021 141
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 700 8
IVERIC bio, Inc.(Æ) 3,400 4
Jazz Pharmaceuticals PLC(Æ) 1,160 165
Lannett Co., Inc.(Æ) 3,800 23
LeMaitre Vascular, Inc. 12,284 344
LHC Group, Inc.(Æ) 4,611 551
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 4,538 518
LivaNova PLC(Æ) 2,107 152
Luminex Corp.(Ð) 4,100 85
MacroGenics , Inc.(Æ) 4,031 68
Madrigal Pharmaceuticals, Inc.(Æ) 1,206 126
Magellan Health, Inc.(Æ) 2,420 180
Mallinckrodt PLC(Æ) 8,500 78
Medidata Solutions, Inc.(Æ) 1,925 174
Medpace Holdings, Inc.(Æ) 1,684 110
MEI Pharma, Inc.(Æ) 1,600 4
Menlo Therapeutics, Inc.(Æ) 3,200 19
Merit Medical Systems, Inc.(Æ) 12,983 773
Mersana Therapeutics, Inc.(Æ) 1,000 4
Minerva Neurosciences, Inc.(Æ) 1,600 9
Mirati Therapeutics, Inc.(Æ) 1,713 176
Molina Healthcare, Inc.(Æ)(Ð) 1,190 170
Myriad Genetics, Inc.(Æ) 5,894 164
Neogen Corp.(Æ) 2,169 135
NeoGenomics , Inc.(Æ) 36,367 798
Neon Therapeutics, Inc.(Æ) 900 4
NextGen Healthcare, Inc.(Æ) 1,400 28
Omnicell , Inc.(Æ) 8,997 774
OraSure Technologies, Inc.(Æ) 11,592 108
Orthofix Medical, Inc.(Æ) 3,660 193
OrthoPediatrics Corp.(Æ) 3,136 122
Pacira Pharmaceuticals, Inc.(Æ)(Ð) 200 9
PDL BioPharma , Inc.(Æ) 36,743 115
Penumbra, Inc.(Æ) 1,537 246
Pfenex , Inc.(Æ) 27,489 185
Prestige Brands Holdings, Inc.(Æ) 12,535 397
Principia Biopharma, Inc.(Æ) 700 23
Prothena Corp. PLC(Æ)(Ð) 3,900 41
Providence Service Corp. (The)(Æ) 986 57
R1 RCM, Inc.(Æ) 74,145 933
RadNet , Inc.(Æ) 47,446 654
REGENXBIO, Inc.(Æ) 3,530 181
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Repligen Corp.(Æ) 5,139 442
Retrophin , Inc.(Æ)(Ð) 400 8
Revance Therapeutics, Inc.(Æ)(Ð) 2,800 36
Rigel Pharmaceuticals, Inc.(Æ) 7,800 20
Sangamo BioSciences , Inc.(Æ) 5,935 64
SeaSpine Holdings Corp.(Æ) 62,863 833
Spark Therapeutics, Inc.(Æ) 1,663 170
Surmodics , Inc.(Æ)(Ð) 600 26
Tactile Systems Technology, Inc.(Æ) 4,769 271
Tandem Diabetes Care, Inc.(Æ) 10,182 657
Teladoc Health, Inc.(Æ)(Ñ) 3,585 238
Tenet Healthcare Corp.(Æ)(Ð) 300 6
Trinity Biotech PLC - ADR 18,953 35
Triple-S Management Corp. Class B(Æ) 1,700 41
Ultragenyx Pharmaceutical, Inc.(Æ) 2,464 156
Unum Therapeutics, Inc.(Æ)(Û) 1,600 4
US Physical Therapy, Inc. 6,588 807
Utah Medical Products, Inc. 6,102 584
Vanda Pharmaceuticals, Inc.(Æ) 7,734 109
Varex Imaging Corp.(Æ) 16,170 496
Veracyte , Inc.(Æ) 14,198 405
Vericel Corp.(Æ) 24,079 455
ViewRay , Inc.(Æ) 12,475 110
Wright Medical Group NV(Æ) 7,580 226
Xenon Pharmaceuticals, Inc.(Æ) 8,221 81
29,885
Materials and Processing - 5.8%
AdvanSix , Inc.(Æ) 1,700 42
Allegheny Technologies, Inc.(Æ) 9,996 252
Apogee Enterprises, Inc. 7,258 315
Armstrong Flooring, Inc.(Æ) 19,265 190
Armstrong World Industries, Inc.(Û) 4,153 403
Ashland Global Holdings, Inc.(Ð) 3,100 248
Aspen Aerogels, Inc.(Æ) 6,455 46
Axalta Coating Systems, Ltd.(Æ)(Ð) 4,600 137
Boise Cascade Co.(Ð) 3,000 84
BrightView Holdings, Inc.(Æ) 15,005 281
Cabot Corp.(Ð) 700 33
Cabot Microelectronics Corp. 7,076 778
Carpenter Technology Corp. 2,838 136
Comfort Systems USA, Inc. 17,322 884
Culp, Inc. 1,100 21
Element Solutions, Inc.(Æ) 78,936 815
Haynes International, Inc. 10,015 319

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntsman Corp.(Û) 8,700 178
Ingevity Corp.(Æ) 5,997 631
Innospec , Inc. 1,100 100
Koppers Holdings, Inc.(Æ) 600 18
Kraton Corp.(Æ) 500 16
Landec Corp.(Æ) 48,108 451
LB Foster Co. Class A(Æ) 400 11
Lennox International, Inc.(Ð) 860 237
LiqTech International, Inc.(Æ) 5,260 52
Masonite International Corp.(Æ) 3,200 169
MRC Global, Inc.(Æ)(Ð) 1,500 26
Neenah Paper, Inc. 7,318 494
NewMarket Corp.(Ð) 370 148
Olin Corp.(Ð) 6,100 134
Olympic Steel, Inc. 200 3
Orion Engineered Carbons SA 26,703 572
PGT Innovations, Inc.(Æ) 15,008 251
PH Glatfelter Co. 13,184 222
PolyOne Corp.(Ð) 5,500 173
Quaker Chemical Corp. 4,081 827
RBC Bearings, Inc.(Æ) 856 143
Schnitzer Steel Industries, Inc. Class A 1,600 42
Schweitzer-Mauduit International, Inc. 20,680 686
Silgan Holdings, Inc.(Ð) 7,980 244
Simpson Manufacturing Co., Inc. 2,204 146
Stepan Co. 2,500 230
Trex Co., Inc.(Æ) 4,433 318
Trinseo SA 3,800 161
Universal Stainless & Alloy Products, Inc.(Æ) 21,812 349
US Concrete, Inc.(Æ)(Ñ) 12,270 610
Valmont Industries, Inc. 2,060 261
Valvoline, Inc.(Ð) 12,900 252
Veritiv Corp.(Æ) 900 17
Westlake Chemical Corp. 300 21
WR Grace & Co.(Ð) 2,400 183
13,360
Producer Durables - 16.8%
AAR Corp. 3,144 116
ACCO Brands Corp. 29,642 234
Adient PLC(Ð) 1,700 41
AECOM(Æ) 5,800 220
Aerojet Rocketdyne Holdings, Inc.(Æ) 1,714 77
Aerovironment , Inc.(Æ) 1,324 75
AGCO Corp. 4,000 310
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Air Transport Services Group, Inc.(Æ) 3,935 96
Alamo Group, Inc. 900 90
Albany International Corp. Class A 1,438 119
Allied Motion Technologies, Inc. 7,137 270
Allison Transmission Holdings, Inc. Class A 700 32
Apergy Corp.(Æ) 1,700 57
ArcBest Corp. 1,200 34
Arcosa , Inc. 32,931 1,238
Ardmore Shipping Corp.(Æ) 69,969 570
Argan , Inc. 7,018 285
ASGN, Inc.(Æ) 4,462 270
Astec Industries, Inc. 7,737 252
Astronics Corp.(Æ) 800 32
AstroNova , Inc. 4,574 118
Axon Enterprise, Inc.(Æ) 2,368 152
Babcock & Wilcox Co. (The) Class W(Æ) 20,189 1,051
Badger Meter, Inc. 12,576 751
Barnes Group, Inc. 900 51
Barrett Business Services, Inc. 900 74
Brady Corp. Class A 863 43
Brink's Co. (The) 12,281 997
Cactus, Inc. Class A(Æ) 2,618 87
Carlisle Cos., Inc. 1,310 184
Columbus McKinnon Corp. 2,881 121
Control4 Corp.(Æ) 1,980 47
Covanta Holding Corp. 54,435 975
Covenant Transportation Group, Inc. Class
A(Æ) 1,100 16
CPI Aerostructures , Inc.(Æ) 25,759 217
CRA International, Inc. 8,887 341
Crane Co. 2,000 167
Daseke , Inc.(Æ) 16,376 59
Dycom Industries, Inc.(Æ) 9,047 533
Echo Global Logistics, Inc.(Æ) 1,900 40
Electronics For Imaging, Inc.(Æ) 1,538 57
EMCOR Group, Inc. 5,393 475
Encore Wire Corp.(Û) 3,831 224
EnPro Industries, Inc. 860 55
Exponent, Inc. 11,066 648
Fluent, Inc.(Æ) 10,483 56
Fluor Corp. 5,900 199
Forward Air Corp. 888 53
FreightCar America, Inc.(Æ) 45,439 267
frontdoor , Inc.(Æ) 23,884 1,040
FTI Consulting, Inc.(Æ) 1,377 115

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Generac Holdings, Inc.(Æ) 6,840 475
GP Strategies Corp.(Æ) 7,872 119
Granite Construction, Inc. 5,520 266
Great Lakes Dredge & Dock Corp.(Æ) 80,266 886
Greenbrier Cos., Inc. 2,767 84
Hackett Group, Inc. (The) 34,984 587
Hawaiian Holdings, Inc. 3,014 83
HD Supply Holdings, Inc.(Æ) 4,010 162
Healthcare Services Group, Inc.(Ñ) 19,811 601
HEICO Corp. 2,783 372
Hub Group, Inc. Class A(Æ) 3,000 126
Huntington Ingalls Industries, Inc.(Ð) (Û) 810 182
Hyster -Yale Materials Handling, Inc. 2,200 122
ICF International, Inc. 22,009 1,601
Insperity , Inc.(Û) 2,821 345
Kadant , Inc. 400 36
KBR, Inc. 39,407 983
Kforce , Inc. 1,560 55
Kimball International, Inc. Class B 28,315 494
Knoll, Inc. 700 16
Korn/Ferry International(Û) 5,733 230
Kornit Digital, Ltd.(Æ)(Ñ) 8,119 257
Kratos Defense & Security Solutions, Inc.(Æ) 2,262 52
Landstar System, Inc. 2,100 227
Lincoln Electric Holdings, Inc.(Ð) 1,600 132
Liquidity Services, Inc.(Æ) 31,542 192
Littelfuse , Inc. 3,960 701
Manitowoc Co., Inc. (The)(Æ) 3,100 55
ManpowerGroup , Inc.(Û) 3,600 348
MasTec , Inc.(Æ) 15,757 812
MAXIMUS, Inc. 8,297 602
Methode Electronics, Inc. 5,984 171
Modine Manufacturing Co.(Æ) 1,700 24
MYR Group, Inc.(Æ) 800 30
Navigant Consulting, Inc. 1,700 39
Navistar International Corp.(Æ)(Ð) 2,900 100
NV5 Global, Inc.(Æ) 1,989 162
Orion Group Holdings, Inc.(Æ) 78,453 210
Park-Ohio Holdings Corp. 800 26
Paylocity Holding Corp.(Æ) 1,058 99
Pentair PLC 3,760 140
Primoris Services Corp. 500 10
Proto Labs, Inc.(Æ) 1,359 158
Radiant Logistics, Inc. 24,842 153
Rollins, Inc.(Ð) 700 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryder System, Inc. 17,031 993
Saia, Inc.(Æ)(Û) 6,209 401
Schneider National, Inc. Class B 3,600 66
Scorpio Tankers, Inc. 17,289 510
SkyWest, Inc. 7,553 458
Spartan Motors, Inc. 1,500 16
Spirit AeroSystems Holdings, Inc. Class A 1,600 130
Spirit Airlines, Inc.(Æ) 5,165 247
SPX Corp.(Æ) 1,000 33
SPX FLOW, Inc.(Æ) 2,700 113
Standex International Corp. 8,194 600
StealthGas , Inc.(Æ) 115,842 398
Steelcase, Inc. Class A 25,017 427
Sterling Construction Co., Inc.(Æ) 4,400 59
Sykes Enterprises, Inc.(Æ) 6,386 175
Tennant Co. 1,160 71
Terex Corp.(Ð) 4,400 138
Tetra Tech, Inc. 13,829 1,086
Titan International, Inc.(Ð) 3,800 19
Titan Machinery, Inc.(Æ) 2,965 61
TopBuild Corp.(Æ) 4,674 387
TreeHouse Foods, Inc.(Æ) 6,199 335
TriNet Group, Inc.(Æ) 1,234 84
TrueBlue , Inc.(Æ)(Û) 5,400 119
Tutor Perini Corp.(Æ) 43,261 600
Ultralife Corp.(Æ) 35,667 284
UniFirst Corp. 1,038 196
Universal Truckload Services, Inc. 500 11
US Xpress Enterprises, Inc. Class A(Æ)(Ð) 4,000 21
USA Truck, Inc.(Æ) 18,550 188
Vectrus , Inc.(Æ) 9,495 385
Vishay Precision Group, Inc.(Æ) 5,541 225
Wabash National Corp.(Ð) 2,400 39
WageWorks , Inc.(Æ) 21,044 1,068
Watts Water Technologies, Inc. Class A 2,475 231
Welbilt , Inc.(Æ) 35,165 587
Werner Enterprises, Inc. 3,232 100
WESCO International, Inc.(Æ) 3,000 152
Willdan Group, Inc.(Æ) 5,969 222
WillScot Corp.(Æ) 25,449 383
WNS Holdings, Ltd. - ADR 5,956 353
Woodward, Inc. 1,191 135
YRC Worldwide, Inc.(Æ) 76,442 308
38,595

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Technology - 13.6%
A10 Networks, Inc.(Æ)(Û) 6,000 41
Acacia Communications, Inc.(Æ) 300 14
Adesto Technologies Corp.(Æ) 21,561 176
ADTRAN, Inc. 6,700 102
Aerohive Networks, Inc.(Æ) 29,176 129
Agilysys , Inc.(Æ) 500 11
Allot Communications, Ltd.(Æ) 28,425 205
Ambarella , Inc.(Æ) 2,419 107
Amkor Technology, Inc.(Æ) 8,400 63
Appfolio , Inc. Class A(Æ) 2,616 268
Applied Optoelectronics, Inc.(Æ)(Ñ) 2,626 27
Arlo Technologies, Inc.(Æ)(Ð) 21,500 86
Arrow Electronics, Inc.(Æ)(Ð) 4,700 335
Aspen Technology, Inc.(Æ) 1,380 172
Avaya Holdings Corp.(Æ) 18,890 225
Avid Technology, Inc.(Æ)(Ð) 1,700 16
Avnet, Inc. 5,400 244
Axcelis Technologies, Inc.(Æ) 7,490 113
AXT, Inc.(Æ) 10,847 43
Benchmark Electronics, Inc. 15,530 390
Blackline, Inc.(Æ) 2,124 114
Bottomline Technologies, Inc.(Æ)(Û) 1,940 86
Box, Inc. Class A(Æ) 19,554 345
CACI International, Inc. Class A(Æ) 852 174
CalAmp Corp.(Æ) 27,929 326
Calix, Inc.(Æ)(Û) 7,000 46
Carbonite, Inc.(Æ) 400 10
Cars.com, Inc.(Æ) 13,762 315
Casa Systems, Inc.(Æ)(Ð) 800 5
ChannelAdvisor Corp.(Æ) 1,600 14
Ciena Corp.(Æ) 3,913 161
Cirrus Logic, Inc.(Æ) 13,073 572
Cloudera, Inc.(Æ) 13,273 70
CommScope Holding Co., Inc.(Æ)(Û) 8,600 135
CommVault Systems, Inc.(Æ) 8,485 421
comScore, Inc.(Æ)(Ð) 5,400 28
Comtech Telecommunications Corp. 1,200 34
Conduent , Inc.(Æ)(Ð) 8,800 84
Cornerstone OnDemand , Inc.(Æ) 5,883 341
Coupa Software, Inc.(Æ) 1,402 178
Cree, Inc.(Æ) 1,324 74
Diebold Nixdorf, Inc.(Æ)(Ð) 3,500 32
Digi International, Inc.(Æ) 1,300 16
Digital Turbine, Inc.(Æ) 26,732 134
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Donnelley Financial Solutions, Inc.(Æ) 1,100 15
DSP Group, Inc.(Æ)(Û) 10,293 148
EMCORE Corp.(Æ)(Û) 3,900 13
Endurance International Group Holdings,
Inc.(Æ) 3,400 16
Entegris , Inc. 3,156 118
ePlus , Inc.(Æ)(Û) 2,441 168
Etsy, Inc.(Æ) 1,901 117
Everbridge , Inc.(Æ) 7,279 651
Evolent Health, Inc. Class A(Æ) 4,600 37
Fabrinet (Æ) 1,449 72
FireEye, Inc.(Æ) 55,056 815
Five9, Inc.(Æ) 22,379 1,147
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 6,775 255
Glu Mobile, Inc.(Æ) 19,056 137
Harmonic, Inc.(Æ) 7,800 43
HC2 Holdings, Inc.(Æ) 27,579 65
HubSpot , Inc.(Æ) 723 124
II-VI, Inc.(Æ) 7,159 262
Immersion Corp.(Æ) 11,155 85
Infinera Corp.(Æ)(Ð) 26,800 78
Inovalon Holdings, Inc. Class A(Æ) 3,400 49
Insight Enterprises, Inc.(Æ) 4,046 235
InterDigital , Inc. 1,481 95
Intevac, Inc.(Æ) 300 1
iRobot Corp.(Æ)(Ñ) 1,370 126
Jabil Circuit, Inc. 7,400 234
Juniper Networks, Inc.(Û) 2,900 77
Kemet Corp. 4,741 89
Kimball Electronics, Inc.(Æ) 53,548 870
Knowles Corp.(Æ) 3,189 58
Leaf Group, Ltd.(Æ) 31,542 234
Liberty Latin America, Ltd. Class C(Æ) 8,000 138
Limelight Networks, Inc.(Æ) 98,635 266
LiveRamp Holdings, Inc.(Æ) 2,512 122
LogMeIn, Inc. 8,946 659
Lumentum Holdings, Inc. Class E(Æ) 3,512 188
ManTech International Corp. Class A 2,329 153
Meet Group, Inc.(Æ)(Ð) 7,400 26
Mercury Systems, Inc.(Æ) 6,051 426
MicroStrategy , Inc. Class A(Æ) 3,609 518
Mimecast, Ltd.(Æ) 2,043 95
MiX Telematics, Ltd. - ADR 7,439 112
MobileIron , Inc.(Æ) 14,600 91
Model N, Inc.(Æ)(Ð) 2,400 47

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NeoPhotonics Corp.(Æ) 51,724 216
NETGEAR, Inc.(Æ) 2,157 55
NetScout Systems, Inc.(Æ) 20,726 526
NIC, Inc. 5,476 88
Nice, Ltd. - ADR(Æ) 1,454 199
nLight , Inc.(Æ) 3,695 71
Nuance Communications, Inc.(Æ) 7,900 126
Ooma , Inc.(Æ) 28,794 302
Parsons Corp.(Æ) 2,496 92
PC Connection, Inc. 5,848 204
PC-Telephone, Inc.(Æ) 11,525 51
Perficient , Inc.(Æ) 19,659 675
Perspecta , Inc. 35,818 838
Photronics , Inc.(Æ) 7,427 61
Plantronics, Inc. 2,085 77
PlayAGS , Inc.(Æ) 36,455 709
Plexus Corp.(Æ) 1,080 63
Pluralsight , Inc. Class A(Æ) 8,349 253
Power Integrations, Inc. 11,875 952
Presidio, Inc. 4,600 63
Progress Software Corp. 2,370 103
Proofpoint , Inc.(Æ) 4,551 547
QAD, Inc. Class A 300 12
Qualys , Inc.(Æ) 1,422 124
Rambus, Inc.(Æ) 6,300 76
RealPage , Inc.(Æ) 4,500 265
Resideo Technologies, Inc.(Æ) 21,065 462
Ribbon Communications, Inc.(Æ) 5,000 24
Rogers Corp.(Æ) 505 87
Roku, Inc.(Æ) 3,200 290
Rubicon Project, Inc. (The)(Æ) 40,609 258
Rudolph Technologies, Inc.(Æ) 3,482 96
SailPoint Technologies Holding, Inc.(Æ) 4,083 82
Sanmina Corp.(Æ) 3,054 92
ScanSource , Inc.(Æ) 5,214 170
Semtech Corp.(Æ) 2,586 124
ShotSpotter, Inc.(Æ)(Ñ) 11,042 488
Silicon Laboratories, Inc.(Æ) 1,140 118
SMART Global Holdings, Inc.(Æ) 19,243 442
Smartsheet , Inc. Class A(Æ) 3,075 149
Sonim Technologies, Inc.(Æ) 6,487 83
Sonos , Inc.(Æ)(Ð) 2,400 27
Stratasys , Ltd.(Æ) 2,700 79
Switch, Inc. Class A 32,574 426
Synaptics , Inc.(Æ)(Ð) 5,200 152
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synchronoss Technologies, Inc.(Æ) 4,600 36
SYNNEX Corp. 9,289 914
Tech Data Corp.(Æ) 3,638 380
TeleNav , Inc.(Æ) 4,600 37
Tenable Holdings, Inc.(Æ) 1,100 31
Trade Desk, Inc. (The) Class A(Æ) 2,274 518
TrueCar , Inc.(Æ)(Ð) 5,300 29
Twilio , Inc. Class A(Æ) 1,692 231
Ultra Clean Holdings(Æ) 8,740 122
Unisys Corp.(Æ)(Ñ) 46,708 454
Universal Display Corp.(Ñ) 3,234 608
Upland Software, Inc.(Æ) 8,229 375
Varonis Systems, Inc.(Æ) 600 37
Veeco Instruments, Inc.(Æ)(Ð) 8,000 98
Vishay Intertechnology , Inc. 5,185 86
Workiva , Inc. Class 3(Æ) 8,145 473
Yelp, Inc. Class A(Æ) 4,585 156
Zscaler , Inc.(Æ)(Ñ) 4,306 330
Zynga, Inc. Class A(Æ) 26,300 161
31,230
Utilities - 5.6%
Allete , Inc. 3,649 304
American States Water Co. 10,770 811
Antero Midstream Corp.(Ñ) 53,257 610
ATN International, Inc.(Æ) 1,300 75
Avista Corp. 12,478 557
Black Hills Corp. 2,301 180
Boingo Wireless, Inc.(Æ) 27,287 490
California Water Service Group 6,618 335
Chesapeake Utilities Corp. 900 86
Cogent Communications Holdings, Inc. 13,043 774
El Paso Electric Co. 2,684 176
GCI Liberty, Inc. Class A(Æ) 12,483 767
Gogo , Inc.(Æ)(Ð) 2,000 8
HighPoint Resources Corp.(Æ) 228,427 416
Idacorp , Inc. 2,252 226
Mammoth Energy Services, Inc. 41,350 284
MDU Resources Group, Inc. 23,965 618
MGE Energy, Inc. 603 44
Midstates Petroleum Co., Inc.(Æ) 24,552 144
Montage Resources Corp.(Æ) 8,272 50
New Jersey Resources Corp. 2,749 137
Northwest Natural Holding Co. 2,729 190
NorthWestern Corp. 3,951 285

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NRG Energy, Inc. 6,000 211
ONE Gas, Inc. 6,272 566
Pinnacle West Capital Corp.(Ð)(Û) 3,300 310
Plains GP Holdings, LP Class A(Æ)(Ð) 1,100 27
PNM Resources, Inc. 2,265 115
Portland General Electric Co. 7,758 420
RingCentral, Inc. Class A(Æ) 3,388 389
Rosehill Resources, Inc. Class A(Æ) 22,146 82
SandRidge Energy, Inc.(Æ) 9,267 64
SJW Group 1,606 98
South Jersey Industries, Inc. 31,186 1,057
Southwest Gas Holdings, Inc. 4,981 447
Spire, Inc. 2,367 199
Spok Holdings, Inc. 5,087 77
Talos Energy, Inc.(Æ)(Ð) 2,700 65
Unitil Corp. 2,409 144
Vistra Energy Corp. 18,573 420
Vonage Holdings Corp.(Æ) 55,315 627
12,885
Total Common Stocks
(cost $208,534) 230,290
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@)
9,809,383
(∞)
9,813
Total Short-Term Investments
(cost $9,812) 9,813
Other Securities - 4.5%
U.S. Cash Collateral Fund(×)(@)
10,259,646
(∞)
10,260
Total Other Securities
(cost $10,260) 10,260
Total Investments 108.8%
(identified cost $228,606) 250,363
Securities Sold Short - (4.5)%
Consumer Discretionary - (1.1)%
American Outdoor Brands Corp.(Æ) (11,300) (102)
At Home Group, Inc.(Æ) (10,100) (67)
Bed Bath & Beyond, Inc. (5,800) (67)
Carvana Co.(Æ) (200) (13)
Castle Brands, Inc.(Æ) (2,000) (1)
Century Communities, Inc.(Æ) (5,440) (145)
DISH Network Corp. Class A(Æ) (600) (23)
Dorman Products, Inc.(Æ) (710) (62)
Entercom Communications Corp. Class A (9,900) (57)
Fox Factory Holding Corp.(Æ) (1,000) (83)
Harley-Davidson, Inc. (2,070) (74)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Houghton Mifflin Harcourt Co.(Æ) (600) (3)
Leggett & Platt, Inc. (4,000) (153)
LGI Homes, Inc.(Æ) (1,180) (84)
Mattel, Inc.(Æ) (6,600) (74)
Meredith Corp. (1,200) (66)
Michaels Cos., Inc. (The)(Æ) (6,000) (52)
Monro Muffler Brake, Inc. (910) (78)
Movado Group, Inc. (3,200) (86)
New Home Co., Inc. (The)(Æ) (1,100) (4)
Newell Rubbermaid, Inc. (5,500) (85)
Office Depot, Inc. (26,900) (55)
Papa John's International, Inc. (1,530) (68)
Party City Holdco, Inc.(Æ) (8,900) (65)
Penn National Gaming, Inc.(Æ) (4,000) (77)
PetIQ , Inc.(Æ) (2,100) (69)
Sally Beauty Holdings, Inc.(Æ) (4,500) (60)
Sequential Brands Group, Inc.(Æ) (2,117) (1)
Shoe Carnival, Inc. (800) (22)
Sonic Automotive, Inc. Class A (400) (9)
Speedway Motorsports, Inc. (900) (17)
Strategic Education, Inc.(Æ) (450) (80)
Superior Industries International, Inc. (1,399) (5)
Tenneco, Inc. Class A (1,200) (13)
Thor Industries, Inc. (2,500) (146)
Tile Shop Holdings, Inc. (5,300) (21)
Universal Electronics, Inc.(Æ) (2,140) (88)
Vitamin Shoppe, Inc.(Æ) (1,900) (7)
William Lyon Homes Class A(Æ) (800) (15)
Williams-Sonoma, Inc. (1,680) (109)
Winnebago Industries, Inc. (3,340) (129)
YETI Holdings, Inc.(Æ) (500) (14)
(2,449)
Consumer Staples - (0.2)%
Dean Foods Co. (16,700) (15)
Energizer Holdings, Inc. (4,020) (155)
Hain Celestial Group, Inc. (The)(Æ) (5,000) (110)
Limoneira Co. (1,100) (22)
MGP Ingredients, Inc. (1,300) (86)
PetMed Express, Inc. (2,400) (38)
Simply Good Foods Co. (The)(Æ) (1,300) (31)
Spectrum Brands Holdings, Inc. (500) (27)
Vector Group, Ltd. (1,300) (13)
(497)
Energy - (0.2)%
Abraxas Petroleum Corp.(Æ) (22,100) (23)
Advanced Emissions Solutions, Inc. (700) (9)
Callon Petroleum Co.(Æ) (11,100) (73)
Chesapeake Energy Corp.(Æ) (5,300) (10)
Contango Oil & Gas Co.(Æ) (700) (1)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Denbury Resources, Inc.(Æ) (2,200) (3)
First Solar, Inc.(Æ) (1,100) (72)
Flotek Industries, Inc.(Æ) (2,200) (7)
Hornbeck Offshore Services, Inc.(Æ) (800) (1)
Independence Contract Drilling, Inc.(Æ) (2,600) (4)
Key Energy Services, Inc.(Æ) (1,800) (4)
Matador Resources Co.(Æ) (7,900) (157)
Nine Energy Service, Inc.(Æ) (1,400) (24)
Pacific Ethanol, Inc.(Æ) (4,700) (4)
Profire Energy, Inc.(Æ) (1,000) (2)
QEP Resources, Inc.(Æ) (5,300) (38)
Ring Energy, Inc.(Æ) (17,000) (55)
Select Energy Services, Inc. Class A(Æ) (4,400) (51)
(538)
Financial Services - (1.1)%
AGNC Investment Corp.(Æ) (9,900) (167)
Agree Realty Corp. (1,100) (70)
Anworth Mortgage Asset Corp. (6,400) (24)
Apollo Commercial Real Estate Finance,
Inc.(ö) (3,500) (64)
Arbor Realty Trust, Inc.(ö) (10,800) (131)
CBL & Associates Properties, Inc.(ö) (30,400) (32)
Chimera Investment Corp. (8,300) (157)
Colony Credit Real Estate, Inc. (300) (5)
Dynex Capital, Inc.(ö) (8,000) (134)
Encore Capital Group, Inc.(Æ) (2,900) (98)
First Financial Bancorp (2,500) (61)
Granite Point Mortgage Trust, Inc. (3,400) (65)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (2,530) (71)
Helios Technologies, Inc.(Æ) (810) (38)
Jernigan Capital, Inc.(ö) (800) (16)
Ladder Capital Corp. Class A(ö) (4,000) (66)
MBIA, Inc.(Æ) (11,300) (105)
Moelis & Co. Class A (900) (31)
New Residential Investment Corp.(ö) (10,500) (162)
Newmark Group, Inc. Class A (4,800) (43)
Office Properties Income Trust (2,900) (76)
Pebblebrook Hotel Trust (5,410) (152)
Pennsylvania Real Estate Investment Trust(ö) (12,500) (81)
Potlatch Corp. (2,600) (101)
PRA Group, Inc.(Æ) (1,200) (34)
Ready Capital Corp.(Æ) (1,000) (15)
Realogy Holdings Corp. (10,100) (73)
Redwood Trust, Inc.(ö) (4,400) (73)
Tanger Factory Outlet Centers, Inc. (1,700) (28)
Two Harbors Investment Corp. (5,500) (70)
Virtu Financial, Inc. Class A (4,300) (94)
Washington Prime Group, Inc.(ö) (27,200) (104)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(2,441)
Health Care - (0.6)%
Abeona Therapeutics, Inc.(Æ) (700) (3)
Acceleron Pharma, Inc.(Æ) (300) (12)
Aclaris Therapeutics, Inc.(Æ) (4,951) (11)
American Renal Associates Holdings, Inc.
(Æ) (2,800) (21)
Antares Pharma, Inc.(Æ) (2,800) (9)
Arena Pharmaceuticals, Inc.(Æ) (100) (6)
ArQule , Inc.(Æ) (1,500) (17)
Athenex , Inc.(Æ) (2,700) (53)
Bio-Rad Laboratories, Inc. Class A(Æ) (301) (94)
BioScrip , Inc.(Æ) (11,700) (30)
Cambrex Corp.(Æ) (3,000) (140)
Capital Senior Living Corp.(Æ) (1,700) (9)
Cara Therapeutics, Inc.(Æ) (400) (9)
Celldex Therapeutics, Inc.(Æ) (2,100) (6)
Corcept Therapeutics, Inc.(Æ) (1,100) (12)
Dynavax Technologies Corp.(Æ) (1,900) (8)
Emergent BioSolutions , Inc.(Æ) (1,720) (83)
Enzo Biochem , Inc.(Æ) (1,300) (4)
Evofem Biosciences, Inc.(Æ) (1,100) (7)
iRhythm Technologies, Inc.(Æ) (500) (40)
LHC Group, Inc.(Æ) (740) (88)
Ligand Pharmaceuticals, Inc. Class B(Æ) (1,450) (166)
MannKind Corp.(Æ) (3,500) (4)
Matinas BioPharma Holdings, Inc.(Æ) (4,900) (4)
Medicines Co. (The)(Æ) (700) (26)
Miragen Therapeutics, Inc.(Æ) (1,000) (2)
Myriad Genetics, Inc.(Æ) (700) (19)
NeoGenomics , Inc.(Æ) (1,000) (22)
OncoCyte Corp.(Æ) (1,964) (5)
OPKO Health, Inc.(Æ) (34,900) (85)
Prestige Brands Holdings, Inc.(Æ) (4,000) (127)
REGENXBIO, Inc.(Æ) (100) (5)
Sangamo BioSciences , Inc.(Æ) (4,600) (50)
Sientra , Inc.(Æ) (1,000) (6)
Syneos Health, Inc. Class A(Æ) (1,800) (92)
Synlogic , Inc.(Æ) (1,300) (12)
Tabula Rasa HealthCare, Inc.(Æ) (1,000) (50)
Teladoc Health, Inc.(Æ) (770) (51)
Tetraphase Pharmaceuticals, Inc.(Æ) (7,900) (4)
ViewRay , Inc.(Æ) (700) (6)
(1,398)
Materials and Processing - (0.2)%
American Woodmark Corp.(Æ) (600) (51)
Beacon Roofing Supply, Inc.(Æ) (1,800) (66)
Belden, Inc. (800) (48)
Coeur Mining, Inc.(Æ) (3,300) (14)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cornerstone Building Brands, Inc.(Æ) (800) (5)
Hecla Mining Co. (41,600) (75)
Livent Corp.(Æ) (4,100) (28)
NN, Inc. (4,100) (40)
Northwest Pipe Co.(Æ) (300) (8)
SiteOne Landscape Supply, Inc.(Æ) (900) (62)
Universal Stainless & Alloy Products, Inc.(Æ) (1,500) (24)
(421)
Producer Durables - (0.4)%
Altra Industrial Motion Corp. (3,200) (115)
Aqua Metals, Inc.(Æ) (2,200) (4)
Argan , Inc. (500) (20)
CPI Aerostructures , Inc.(Æ) (100) (1)
Evo Payments, Inc. Class A(Æ) (600) (19)
GATX Corp. (850) (67)
GP Strategies Corp.(Æ) (600) (9)
Healthcare Services Group, Inc. (2,840) (86)
Heidrick & Struggles International, Inc. (1,300) (39)
Iteris , Inc.(Æ) (1,900) (10)
Knight-Swift Transportation Holdings, Inc.
(Æ) (3,100) (102)
LCI Industries (900) (81)
Macquarie Infrastructure Corp. (1,700) (69)
Quad/Graphics, Inc. (4,200) (33)
RR Donnelley & Sons Co. (6,600) (13)
Snap-on, Inc. (930) (154)
Stericycle, Inc.(Æ) (1,850) (88)
Willdan Group, Inc.(Æ) (900) (34)
(944)
Technology - (0.6)%
Alteryx, Inc. Class A(Æ) (400) (44)
AXT, Inc.(Æ) (800) (3)
Brooks Automation, Inc. (900) (35)
Cars.com, Inc.(Æ) (7,900) (156)
Ciena Corp.(Æ) (100) (4)
Cloudera, Inc.(Æ) (1,500) (8)
Cognex Corp. (1,750) (84)
Cohu , Inc. (2,300) (35)
Digimarc Corp.(Æ) (500) (22)
Diodes, Inc.(Æ) (2,000) (73)
Ebix , Inc. (2,000) (100)
Envestnet , Inc.(Æ) (1,210) (83)
Evolent Health, Inc. Class A(Æ) (5,600) (45)
Inovalon Holdings, Inc. Class A(Æ) (400) (6)
Inspired Entertainment, Inc.(Æ) (200) (2)
Kopin Corp.(Æ) (9,100) (10)
Match Group, Inc. (600) (40)
MaxLinear , Inc. Class A(Æ) (2,500) (59)
Microvision , Inc.(Æ) (6,100) (5)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MongoDB, Inc.(Æ) (120) (18)
NAPCO Security Technologies, Inc.(Æ) (2,830) (84)
Park City Group, Inc.(Æ) (400) (2)
Q2 Holdings, Inc.(Æ) (900) (69)
Rogers Corp.(Æ) (40) (7)
Science Applications International Corp. (800) (69)
TTM Technologies, Inc.(Æ) (9,300) (95)
Ultra Clean Holdings(Æ) (4,100) (57)
Vishay Intertechnology , Inc. (200) (3)
Zix Corp.(Æ) (8,900) (81)
(1,299)
Utilities - (0.1)%
Chaparral Energy, Inc. Class A(Æ) (1,700) (8)
Earthstone Energy, Inc. Class A(Æ) (1,100) (7)
Extraction Oil & Gas, Inc.(Æ) (12,900) (56)
Globalstar , Inc.(Æ) (8,900) (4)
Halcon Resources Corp.(Æ) (69,600) (12)
HighPoint Resources Corp.(Æ) (4,700) (9)
Internap Corp.(Æ) (2,200) (7)
Pattern Energy Group, Inc. Class A (3,600) (86)
(189)
Total Securities Sold Short
(proceeds $10,326) (10,176)
Other Assets and Liabilities, Net
- (4.3%)
(9,994)
Net Assets - 100.0%
230,193

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 97 USD 7,600 09/19
178
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
178
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 30,278 $ — $ —
$ —
$ 30,278 13 . 1
Consumer Staples 6,762 — —
—
6,762 2. 9
Energy 8,582 — —
—
8,582 3. 7
Financial Services 58,7 13 — —
—
58,713 25 . 5
Health Care 29,885 — —
—
29,885 13 . 0
Materials and Processing 13,360 — —
—
13,360 5. 8
Producer Durables 38,595 — —
—
38,595 16. 8
Technology 31,230 — —
—
31,230 13. 6
Utilities 12,88 5 — —
—
12,88 5 5. 6
Short-Term Investments — — —
9,813
9,813 4.3
Other Securities — — —
10,260
10,260 4.5
Total Investments 230, 2 90 — — 20,073 250,3 63 108.8
Securities Sold Short (10,17 6 ) — — — (10,17 6 ) (4.5)
Other Assets and Liabilities, Net (4.3)
100.0
Other Financial Instruments
Assets
Futures Contracts 178 — — — 178 0.1
Total Other Financial Instruments
*
$ 178 $ — $ — $ — $ 178
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2019, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 178
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 546
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 294
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 10,158 $ — $ 10,158
Total Financial and Derivative Assets
10,158 — 10,158
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 10,158 $ — $ 10,158
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Nova Scotia
$ 164 $ — $ — $ 164
Barclays
1,581 — — 1,581
Citigroup
643 — — 643
Fidelity
255 — — 255
JPMorgan Chase
2,030 — — 2,030
Merrill Lynch
1,176 — — 1,176
Morgan Stanley
4,309 — — 4,309
Total
$ 10,158 $ — $ — $ 10,158

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 10,176 $ — $ 10,176
Total Financial and Derivative Liabilities
10,176 — 10,176
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,176 $ — $ 10,176
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street 10,176 $ — $ — $ 10,176
Total
$ 10,176 $ — $ — $ 10,176
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 228,606
Investments, at fair value(*)(>) ......................................................................................................................................................
250,363
Receivables:
Dividends and interest ....................................................................................................................................................... 203
Dividends from affiliated funds .......................................................................................................................................... 17
Investments sold ................................................................................................................................................................ 488
Fund shares sold ................................................................................................................................................................ 1
From broker(a) ................................................................................................................................................................... 250
Variation margin on futures contracts ................................................................................................................................. 178
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
251,501
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 49 8
Fund shares redeemed ....................................................................................................................................................... 134
Accrued fees to affiliates .................................................................................................................................................... 177
Other accrued expenses ..................................................................................................................................................... 63
Securities sold short, at fair value(‡) .............................................................................................................................................. 10,176
Payable upon return of securities loaned ....................................................................................................................................... 10, 260
Total liabilities .............................................................................................................................................
21,308
Net Assets ............................................................................................................................................................
$ 230,193

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 15,59 6
Shares of beneficial interest ...........................................................................................................................................................
167
Additional paid-in capital ..............................................................................................................................................................
214,4 30
Net Assets ............................................................................................................................................................
$ 230,193
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 13.77
Net assets ............................................................................................................................................................................... $ 230,193,116
Shares outstanding ($.01 par value) ....................................................................................................................................... 16,716,415
Amounts in thousands
(*)     Securities on loan included in investments $ 10,158
(‡)     Proceeds on securities sold short $ 10,32 6
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 20,073
(a)     Receivable from Broker for Futures $ 250
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,47 7
Dividends from affiliated funds ......................................................................................................................................... 99
Securities lending income (net) ......................................................................................................................................... 46
Total investment income ...............................................................................................................................................................
1, 6 2 2
Expenses
Advisory fees .................................................................................................................................................................... 1,014
Administrative fees ........................................................................................................................................................... 56
Custodian fees ................................................................................................................................................................... 38
Transfer agent fees ............................................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 39
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 18
Dividends from securities sold short ................................................................................................................................. 53
Interest expense paid on securities sold short ................................................................................................................... 9
Miscellaneous ................................................................................................................................................................... 9
Total expenses ...............................................................................................................................................................................
1,245
Net investment income (loss) ........................................................................................................................................................
377
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,0 41
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 546
Securities sold short .......................................................................................................................................................... 86
Net realized gain (loss) ..................................................................................................................................................................
2,67 5
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 29,65 4
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 294
Securities sold short .......................................................................................................................................................... 150
Net change in unrealized appreciation (depreciation) ................................................................................................................... 30, 10 0
Net realized and unrealized gain (loss) ......................................................................................................................................... 32,775
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 33,152

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 377 $ 1,128
Net realized gain (loss) ...................................................................................................................... 2,67 5 13,506
Net change in unrealized appreciation (depreciation) ....................................................................... 30, 10 0 (41,214)
Net increase (decrease) in net assets from operations ............................................................................. 33,152 (26,580)
Distributions
To shareholders ................................................................................................................................. (261) (40,853)
Net decrease in net assets from distributions .......................................................................................... (261) (40,853)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (7,1 88 ) 17,069
Total Net Increase (Decrease) in Net Assets ..........................................................................
25,70 3 (50,364)
Net Assets
Beginning of period .................................................................................................................................
204,490 254,854
End of period ..........................................................................................................................................
$ 230,19 3 $ 204,490
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 350 $ 4,66 8 420 $ 6,505
Proceeds from reinvestment of distributions 19 261 3,169 40,85 3
Payments for shares redeemed (897) (12,117) (1,883) (30,289)
Total increase (decrease)
(528) $ (7,1 88 ) 1,706 $ 17,06 9

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 42
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
June 30, 2019(1) 11.86 .02 1.91 1.93 (.02) — —
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59) —
December 31, 2017 15.21 .03 2.33 2.36 (.03) (1.14) —
December 31, 2016 12.93 .10 2.30 2.40 (.10) (.01) (.01)
December 31, 2015 15.51 .09 (1.19) (1.10) (.10) (1.38) —
December 31, 2014 16.88 .06 .18 .24 (.04) (1.57) —

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 43
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d )
(.02) 13.77 16.23 230,193 1.11 1.11 . 34 50
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80
(1.17) 16.40 15.48 254,854 1.03 1.03 .17 135
(.12) 15.21 18.66 228,715 1.03 1.03 .76 106
(1.48) 12.93 (7.19) 218,063 1.06 1.04 .61 138
(1.61) 15.51 1.56 253,803 1.06 1.01 .35 80

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019 , the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 166,513
Administration fees 9,251
Transfer agent fees 814
Trustee fees 63
$ 176,641
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,000 $ 21,423 $ 20,614 $ 2 $ 2 $ 9,813 $ 99 $ —
U.S. Cash Collateral Fund 7,689 35,842 33,271 — — 10,260 162 —
$ 16,689 $ 57,265 $ 53,885 $ 2 $ 2 $ 20,073 $ 261 $ —
Cost of Investments
$ 220,284,638
Unrealized Appreciation
$ 30,904,743
Unrealized Depreciation
(10,825,428)
Net Unrealized Appreciation (Depreciation)
$ 20,079,315

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
International Developed Markets Fund 45
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2019 $ 1,118.60 $ 1,019.44
Expenses Paid During Period* $ 5.67 $ 5.41
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.4%
Argentina - 0.1%
YPF SA - ADR 15,366 280
Australia - 2.2%
AGL Energy, Ltd. 22,890 322
Alumina, Ltd. 30,704 50
Amcor, Ltd. Class A 72,626 825
Aristocrat Leisure, Ltd. 41,327 894
ASX, Ltd. - ADR 1,787 104
Australia & New Zealand Banking
Group, Ltd. - ADR 18,262 362
Bendigo & Adelaide Bank, Ltd. 9,460 77
BHP Billiton, Ltd. - ADR 2,672 77
Caltex Australia, Ltd. 14,691 256
Commonwealth Bank of Australia - ADR 17,507 1,019
CSL, Ltd. 10,567 1,598
Dexus Property Group(Æ)(ö) 2,800 26
Macquarie Group, Ltd. 7,647 675
National Australia Bank, Ltd. - ADR 14,149 266
Origin Energy, Ltd. 30,207 155
Santos, Ltd. 6,804 34
Scentre Group(ö) 21,507 58
South32, Ltd. Class B 34,053 76
Stockland(ö) 76,800 225
Telstra Corp., Ltd. 60,699 164
Treasury Wine Estates, Ltd. 53,459 560
Wesfarmers, Ltd.(Æ) 10,711 272
Westpac Banking Corp. 19,678 392
Woodside Petroleum, Ltd. 9,985 256
8,743
Austria - 0.2%
Erste Group Bank AG(Æ) 6,004 223
OMV AB 6,014 293
Voestalpine AG 4,135 128
644
Belgium - 0.5%
Ageas 15,891 826
KBC Groep NV 11,222 736
Solvay SA 2,210 229
1,791
Bermuda - 0.0%
NWS Holdings, Ltd. 24,000 49
Brazil - 0.2%
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 19,680 767
Canada - 4.9%
Algonquin Power & Utilities Corp. 105,998 1,284
Alimentation Couche-Tard, Inc. Class B 9,310 586
ARC Resources, Ltd. 21,406 105
Atco, Ltd. Class I 3,893 131
Bank of Montreal 7,077 535
Bank of Nova Scotia (The) 14,838 797
Barrick Gold Corp. 61,195 966
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BCE, Inc. 7,410 337
BEX Portfolio LLC(Æ) 50,994 581
Brookfield Asset Management, Inc.
Class A 6,061 290
Cameco Corp. Class A 17,489 188
Canadian Imperial Bank of Commerce 5,421 426
Canadian National Railway Co. 8,661 802
Canadian Natural Resources, Ltd. 15,998 431
Celestica, Inc.(Æ) 64,960 444
Cenovus Energy, Inc. 43,796 386
Enbridge, Inc. 24,872 898
Encana Corp. 82,888 425
First Capital Realty, Inc. Class A 4,475 75
First Quantum Minerals, Ltd. 55,188 524
Fortis, Inc. 47,839 1,888
George Weston, Ltd. 1,870 142
Great-West Lifeco , Inc. 15,478 356
Healthcare Realty Trust, Inc.(Æ) 7,729 135
Husky Energy, Inc. 10,036 95
iA Financial Corp., Inc. 4,923 201
Imperial Oil, Ltd. 9,004 249
Kinross Gold Corp.(Æ) 107,441 417
Magna International, Inc. Class A 3,173 158
Manulife Financial Corp. 17,199 313
National Bank of Canada 2,100 100
Power Corp. of Canada 9,625 207
Power Financial Corp. 5,180 119
Quebecor, Inc. Class B 3,680 88
RioCan Real Estate Investment Trust 7,625 151
Royal Bank of Canada - GDR 13,941 1,108
Shaw Communications, Inc. Class B 5,973 122
Shopify, Inc. Class A(Æ) 541 163
Sun Life Financial, Inc. 20,051 830
Suncor Energy, Inc. 11,320 353
TC Energy Corp.(Æ) 7,942 394
Teck Resources, Ltd. Class B 7,383 170
Toronto Dominion Bank 21,168 1,237
Tourmaline Oil Corp. 9,270 118
19,325
China - 1.7%
Alibaba Group Holding, Ltd. - ADR 7,138 1,210
China Telecom Corp., Ltd. Class H 884,000 445
China Tower Corp., Ltd. Class H(Þ) 2,725,598 717
Ctrip.com International, Ltd. - ADR 10,275 379
Dongfeng Motor Group Co., Ltd. Class H 64,000 52
Lenovo Group, Ltd. 1,484,257 1,151
Ping An Insurance Group Co. of China,
Ltd. Class H 70,966 854
Sunny Optical Technology Group Co.,
Ltd. 44,499 461
Tencent Holdings, Ltd. 29,084 1,317
6,586
Denmark - 2.0%
AP Moller - Maersk A/S Class B 2,875 3,568
Coloplast A/S Class B 7,294 826

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Danske Bank A/S 57,104 903
Drilling Co. of 1972 (The)(Æ) 1,163 90
DSV A/S 7,516 738
Novo Nordisk A/S Class B 16,422 838
Scandinavian Tobacco Group A/S(Þ) 89,190 1,040
8,003
Finland - 0.8%
Elisa OYJ Class A 1,574 77
Kone OYJ Class B 10,234 604
Neste OYJ 9,931 338
Nokia OYJ 158,369 787
Nordea Bank AB 20,914 152
Sampo OYJ Class A 3,443 162
Stora Enso OYJ Class R 6,919 81
Tikkurila OYJ 34,754 585
UPM- Kymmene OYJ 15,122 402
Wartsila OYJ Abp Class B 6,190 90
3,278
France - 10.4%
Air France-KLM(Æ) 11,517 111
Air Liquide SA Class A 20,577 2,879
Airbus Group SE 6,001 851
Amundi SA(Þ) 19,623 1,371
Arkema SA 908 84
Atos SE 2,375 199
AXA SA 21,044 553
BNP Paribas SA 36,436 1,734
Bouygues SA - ADR 25,844 957
Capgemini SE 5,543 690
Carrefour SA 6,475 125
Cie de Saint-Gobain 27,343 1,069
Cie Generale des Etablissements
Michelin SCA Class B 2,298 292
CNP Assurances 700 16
Covivio 626 66
Credit Agricole SA 14,542 174
Danone SA 3,732 317
Eiffage SA 1,933 191
Engie SA 76,047 1,155
Eurazeo SE 1,724 120
Hermes International 1,418 1,023
Klepierre SA - GDR 7,335 246
L'Oreal SA 11,937 3,399
LVMH Moet Hennessy Louis Vuitton
SE - ADR 271 115
Natixis SA 23,693 96
Orange SA - ADR 20,029 316
Pernod Ricard SA 5,545 1,022
Peugeot SA 3,268 81
Publicis Groupe SA - ADR(Ñ) 39,783 2,101
Renault SA 16,989 1,071
Rexel SA Class H 247,398 3,141
Safran SA 16,833 2,467
Sanofi - ADR 11,948 1,034
Schneider Electric SE 34,654 3,142
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCOR SE - ADR 27,033 1,186
Societe Generale SA 43,723 1,106
Total SA 78,996 4,419
Unibail - Rodamco -Westfield 1,993 299
Vicat SA 26,279 1,306
Vinci SA 2,556 262
40,786
Germany - 4.4%
Adidas AG 2,428 750
Allianz SE 3,743 902
BASF SE 7,037 511
Bayer AG 2,823 196
Bayerische Motoren Werke AG 5,076 376
Beiersdorf AG 4,418 530
Commerzbank AG 18,403 132
Continental AG 809 118
Covestro AG(Þ) 2,703 137
Daimler AG 6,385 355
Deutsche Boerse AG 19,557 2,766
Deutsche Post AG 3,305 109
Deutsche Telekom AG 12,896 223
E.ON SE 38,503 418
Evonik Industries AG 2,666 78
Fresenius SE & Co. KGaA 1,750 95
GEA Group AG 24,810 705
Hannover Rueck SE 2,745 444
HeidelbergCement AG 2,127 172
Infineon Technologies AG - ADR 33,312 589
Metro AG(Æ) 18,001 110
Metro Wholesale & Food Specialist AG 15,138 277
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 3,912 982
RWE AG 24,094 594
Salzgitter AG 2,163 62
SAP SE - ADR 24,960 3,415
SAP SE 1,638 225
Siemens AG 12,498 1,486
Symrise AG 2,932 282
Uniper SE 2,518 76
Vonovia SE 2,035 97
17,212
Hong Kong - 3.3%
AIA Group, Ltd. 235,008 2,542
Bank of East Asia, Ltd. (The) 9,000 25
China Mobile, Ltd. 36,500 332
China Resources Power Holdings Co.,
Ltd. 1,356,417 1,980
China Unicom Hong Kong, Ltd. 1,014,000 1,114
CK Asset Holdings, Ltd. 76,549 598
CK Hutchison Holdings, Ltd. Class B 171,313 1,685
CK Infrastructure Holdings, Ltd. 56,500 460
Hang Seng Bank, Ltd. 5,200 129
Henderson Land Development Co., Ltd. 35,200 194
Hongkong Land Holdings, Ltd. 39,100 252
Hysan Development Co., Ltd. 20,000 103

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jardine Matheson Holdings, Ltd. 5,400 340
Jardine Strategic Holdings, Ltd. 1,600 61
Kerry Properties, Ltd. 18,500 78
Link REIT(ö) 59,576 733
MTR Corp., Ltd. 122,000 822
New World Development Co., Ltd. 42,000 65
Power Assets Holdings, Ltd. 7,500 54
Sun Hung Kai Properties, Ltd. 13,000 221
Swire Pacific, Ltd. Class A 16,000 197
Swire Properties, Ltd. 18,416 74
Techtronic Industries Co., Ltd. 88,271 677
WH Group, Ltd.(Þ) 137,000 139
Wharf Holdings, Ltd. (The 32,000 85
Wharf Real Estate Investment Co., Ltd. 5,000 35
Wheelock & Co., Ltd. 12,000 86
13,081
India - 1.9%
Bharti Infratel , Ltd. 264,250 1,023
Canara Bank(Æ) 32,566 134
HDFC Bank, Ltd. - ADR 36,419 4,737
Infosys, Ltd. - ADR(Ñ) 123,662 1,323
NTPC, Ltd. 28,998 59
7,276
Indonesia - 0.2%
Bank Central Asia Tbk PT 383,295 814
Ireland - 0.3%
CRH PLC 7,610 249
Paddy Power Betfair PLC 1,019 77
Willis Towers Watson PLC(Æ) 3,345 640
966
Israel - 0.2%
Azrieli Group, Ltd. 915 61
Bank Hapoalim BM(Æ) 38,873 290
Bank Leumi Le-Israel BM 48,024 347
Bezeq The Israeli Telecommunication
Corp., Ltd. 33,297 25
Israel Discount Bank, Ltd. Class A 16,577 68
Mizrahi Tefahot Bank, Ltd.(Æ) 1,972 46
837
Italy - 3.2%
Assicurazioni Generali SpA 76,220 1,433
Banca Popolare dell'Emilia Romagna SC 46,535 190
Davide Campari-Milano SpA 77,008 754
Enel SpA 390,394 2,727
ENI SpA - ADR 148,087 2,453
FinecoBank Banca Fineco SpA 53,187 593
Intesa Sanpaolo SpA 105,897 227
Mediobanca SpA 21,004 217
Moncler SpA 12,797 547
Poste Italiane SpA (Þ) 14,442 152
Saipem SpA (Æ) 59,774 299
Snam Rete Gas SpA 56,597 282
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telecom Italia SpA (Æ) 830,901 454
Terna Rete Elettrica Nazionale SpA 31,532 201
UniCredit SpA 171,656 2,113
12,642
Japan - 18.1%
Aisin Seiki Co., Ltd. 3,000 103
ANA Holdings, Inc. 8,000 265
Aozora Bank, Ltd. 9,000 216
Asahi Diamond Industrial Co., Ltd. 28,600 175
Asahi Glass Co., Ltd. 4,100 142
Asahi Kasei Corp. 18,000 192
Astellas Pharma, Inc. 19,600 280
Benesse Holdings, Inc. 5,100 119
BML, Inc. 39,900 1,135
Bridgestone Corp. 19,600 773
Canon, Inc. 35,300 1,034
Central Japan Railway Co. 1,900 381
Chiba Bank, Ltd. (The) 33,000 162
Chubu Electric Power Co., Inc. 19,300 271
Citizen Watch Co., Ltd. 6,900 35
Concordia Financial Group, Ltd. 56,200 210
Cosel Co., Ltd. 57,900 619
Credit Saison Co., Ltd. 2,100 25
Dai Nippon Printing Co., Ltd. 9,700 208
Daicel Chemical Industries, Ltd. 8,200 73
Dai-ichi Life Holdings, Inc. 98,850 1,496
Daiseki Co., Ltd. 25,200 632
Daito Trust Construction Co., Ltd. 2,900 369
Daiwa House Industry Co., Ltd. 8,700 254
Daiwa Securities Group, Inc. 31,000 136
DeNA Co., Ltd. 10,700 205
Denso Corp. 11,900 502
East Japan Railway Co. 3,600 337
Ebara Corp. 53,400 1,454
Eisai Co., Ltd. 8,540 482
Electric Power Development Co., Ltd. 6,800 154
Fuji Heavy Industries, Ltd. 12,900 314
Fuji Media Holdings, Inc. 3,700 52
FUJIFILM Holdings Corp. 4,800 244
Fujitsu, Ltd. 37,600 2,617
Fukuoka Financial Group, Inc. 6,200 114
Fukushima Industries Corp. 4,500 148
Gree , Inc. 35,900 167
Hankyu Hanshin Holdings, Inc. 5,800 208
Hirose Electric Co., Ltd. 5,300 593
Hitachi Metals, Ltd. 249,200 2,823
Hitachi, Ltd. 4,900 180
Honda Motor Co., Ltd. 176,000 4,558
Ibiden Co., Ltd. 7,100 125
Icom , Inc. 19,500 440
Idemitsu Kosan Co., Ltd. 3,057 93
Iida Group Holdings Co., Ltd. 63,900 1,034
Inpex Corp. 301,200 2,745
Isuzu Motors, Ltd. 106,000 1,213
ITOCHU Corp. 23,800 456
Japan Airlines Co., Ltd. 7,200 230

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Exchange Group, Inc. 2,500 40
Japan Post Bank Co., Ltd. Class A 20,600 209
Japan Post Holdings Co., Ltd. 30,900 350
Japan Tobacco, Inc. 17,800 393
JFE Holdings, Inc. 5,800 85
JGC Corp. 15,500 214
JSR Corp. 9,300 147
JX Holdings, Inc. 79,100 395
Kajima Corp. 9,000 124
Kamigumi Co., Ltd. 10,000 237
Kansai Electric Power Co., Inc. (The) 1,000 11
KDDI Corp. 27,900 711
Kirin Holdings Co., Ltd. 7,800 168
Kobe Steel, Ltd. 3,000 20
Komatsu, Ltd. 20,160 489
Konica Minolta, Inc. 10,900 106
Kuraray Co., Ltd. 1,800 22
Kyushu Electric Power Co., Inc. 5,100 50
Kyushu Railway Co. 500 15
Marubeni Corp. 44,800 297
Mazda Motor Corp. 16,900 177
Medipal Holdings Corp. 6,000 133
Mitsubishi Chemical Holdings Corp. 24,700 173
Mitsubishi Corp. 18,100 478
Mitsubishi Electric Corp. 23,800 315
Mitsubishi Estate Co., Ltd. 17,100 319
Mitsubishi Heavy Industries, Ltd. 19,700 859
Mitsubishi Materials Corp. 5,700 163
Mitsubishi UFJ Financial Group, Inc. 255,500 1,221
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 9,000 48
Mitsui & Co., Ltd. 85,700 1,398
Mitsui Chemicals, Inc. 5,300 132
Mizuho Financial Group, Inc. 600,800 872
MS&AD Insurance Group Holdings, Inc. 31,500 1,002
Nidec Corp. 3,850 528
Nikon Corp. 7,500 106
Nintendo Co., Ltd. 2,710 996
Nippon Steel & Sumitomo Metal Corp. 13,900 239
Nippon Telegraph & Telephone Corp. 10,203 475
Nippon Television Holdings, Inc. 16,700 248
Nissan Motor Co., Ltd. 121,200 867
Nitto Denko Corp. 3,800 187
Nomura Holdings, Inc. 158,500 563
Nomura Real Estate Holdings, Inc. 3,100 67
NTT DOCOMO, Inc. 25,500 595
Obayashi Corp. 21,400 212
Oji Holdings Corp. 23,800 138
ORIX Corp. 26,200 392
Osaka Gas Co., Ltd. 8,400 147
Otsuka Holdings Co., Ltd. 3,500 114
Qol Holdings Co., Ltd. 46,700 722
Resona Holdings, Inc. 374,600 1,565
Ricoh Co., Ltd. 11,600 116
Secom Co., Ltd. 12,300 1,058
Secom Joshinetsu Co., Ltd. 7,050 230
Seibu Holdings, Inc. 3,600 60
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sekisui Chemical Co., Ltd. 4,700 71
Sekisui House, Ltd. 26,000 429
Shimamura Co., Ltd. 2,300 172
Shimizu Corp. 6,000 50
Shin-Etsu Chemical Co., Ltd. 5,735 535
Shingakukai Co., Ltd. 2,300 13
Shionogi & Co., Ltd. 100 6
SoftBank Group Corp. 13,200 636
Sompo Japan Nipponkoa Holdings, Inc. 22,100 855
Sony Corp. 9,510 497
Sumitomo Chemical Co., Ltd. 25,000 116
Sumitomo Corp. 31,600 480
Sumitomo Electric Industries, Ltd. 21,000 276
Sumitomo Metal Mining Co., Ltd. 5,000 150
Sumitomo Mitsui Financial Group, Inc. 75,000 2,656
Sumitomo Mitsui Trust Holdings, Inc. 8,500 309
Sumitomo Rubber Industries, Ltd. 1,700 20
T&D Holdings, Inc. 24,900 272
Taiheiyo Cement Corp. 5,200 158
Takeda Pharmaceutical Co., Ltd. 25,400 903
Teijin, Ltd. 7,000 120
THK Co., Ltd. 5,600 135
TIS, Inc. 100 5
Toho Holdings Co., Ltd. 23,100 519
Tohoku Electric Power Co., Inc. 26,800 271
Tokio Marine Holdings, Inc. 37,800 1,897
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 33,900 177
Tokyo Electron, Ltd. 2,900 408
Tokyo Gas Co., Ltd. 12,000 282
Tokyu Fudosan Holdings Corp. 23,800 132
Toppan Printing Co., Ltd. 19,500 295
Toray Industries, Inc. 6,700 51
Toyota Industries Corp. 4,100 226
Toyota Motor Corp. 30,500 1,896
Toyota Tsusho Corp. 8,600 261
Transcosmos , Inc. 28,400 635
West Japan Railway Co. 4,700 381
Yahoo! Japan Corp. 601,600 1,768
Yamada Denki Co., Ltd. 55,100 244
Yamaguchi Financial Group, Inc. 4,100 28
Yamato Kogyo Co., Ltd. - GDR 36,400 1,064
71,190
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 7,875 141
Aroundtown SA 12,829 106
RTL Group SA 2,936 151
Spotify Technology SA(Æ) 4,793 700
Tenaris SA 10,649 140
1,238
Macao - 0.2%
Sands China, Ltd. 151,625 727

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 0.1%
Grupo Televisa SAB - ADR 55,133 465
Netherlands - 4.4%
ABN AMRO Group NV(Þ) 6,973 149
Aegon NV 41,917 209
ASML Holding NV 3,705 775
Euronext NV(Þ) 7,422 562
Exor NV 4,366 305
Ferrari NV 9 , 822 1,591
Heineken NV 17,256 1,926
ING Groep NV 286,116 3,318
InterXion Holding NV(Æ) 10,680 813
Koninklijke Ahold Delhaize NV 19,425 437
Koninklijke KPN NV 339,454 1,042
NN Group NV 6,815 274
Randstad Holding NV 1,958 108
Royal Dutch Shell PLC Class A 150,304 4,893
TNT NV - ADR 55,383 96
Yandex NV Class A(Æ) 17,140 651
17,149
New Zealand - 0.2%
a2 Milk Co., Ltd.(Æ) 70,367 686
Spark New Zealand, Ltd. 29,159 78
764
Norway - 0.8%
DNB ASA 14,926 278
Marine Harvest ASA 10,241 239
Norsk Hydro ASA 109,339 392
Orkla ASA 170,465 1,514
Statoil ASA Class N 14,849 294
Telenor ASA 10,428 222
2,939
Portugal - 0.2%
Energias de Portugal SA 69,724 265
Galp Energia SGPS SA Class B 42,325 653
918
Russia - 0.6%
Gazprom PJSC - ADR 173,169 1,269
Lukoil PJSC - ADR 6,442 544
Sberbank of Russia PJSC - ADR 32,641 502
2,315
Singapore - 1.8%
Ascendas Real Estate Investment
Trust(ö) 277,600 640
CapitaLand, Ltd. 85,700 224
DBS Group Holdings, Ltd. 107,100 2,056
Keppel Corp., Ltd. - ADR 6,800 34
Oversea-Chinese Banking Corp., Ltd. 16,222 137
Singapore Airlines, Ltd.(Æ) 24,300 167
Singapore Technologies Engineering,
Ltd. 109,000 334
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Telecommunications, Ltd. 287,800 746
United Overseas Bank, Ltd. 10,500 203
Venture Corp., Ltd. 12,800 154
Wilmar International, Ltd. 781,600 2,142
Yangzijiang Shipbuilding Holdings, Ltd. 70,800 80
6,917
South Africa - 0.2%
Anglo American Platinum, Ltd. 2,219 132
Gold Fields, Ltd. - ADR 62,677 339
Impala Platinum Holdings, Ltd.(Æ) 32,422 161
MTN Group, Ltd. 41,199 312
944
South Korea - 1.8%
CLIO Cosmetics Co., Ltd.(Æ) 20,561 395
Grand Korea Leisure Co., Ltd. 41,951 745
Hana Financial Group, Inc. 30,564 991
Hyundai Motor Co. 15,412 1,868
Kangwon Land, Inc. 42,754 1,120
KB Financial Group, Inc. 3,577 142
KT Corp. - ADR 8,334 103
POSCO 5,479 1,160
Samsung Electronics Co., Ltd. 12,959 528
Shinhan Financial Group Co., Ltd. 2,528 98
7,150
Spain - 2.3%
ACS Actividades de Construccion y
Servicios SA 4,727 189
Aena SA(Þ) 1,722 341
Banco Bilbao Vizcaya Argentaria SA
- ADR 62,751 351
Banco Santander SA - ADR 112,243 522
Bankia SA 334,906 791
Bankinter SA 14,092 97
CaixaBank SA 157,288 450
Cellnex Telecom SA(Æ)(Þ) 89,689 3,321
Enagas SA 11,296 302
Endesa SA - ADR 15,547 400
Gas Natural SDG SA 10,383 286
Iberdrola SA 32,129 320
Industria de Diseno Textil SA 14,864 447
Mapfre SA 31,672 93
Red Electrica Corp. SA 14,192 295
Repsol SA - ADR 23,078 362
Telefonica SA - ADR 56,169 461
9,028
Sweden - 1.4%
Assa Abloy AB Class B 35,141 796
Atlas Copco AB(Æ) 23,276 744
Investor AB Class B 1,564 75
Kinnevik AB(Æ) 3,988 104
Sandvik AB 25,591 470
Skandinaviska Enskilda Banken AB
Class A 36,105 334

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Skanska AB Class B 5,334 96
SKF AB Class B 16,922 311
Svenska Handelsbanken AB Class A 26,730 265
Swedbank AB Class A 16,397 246
Telefonaktiebolaget LM Ericsson Class B 88,981 845
Telia Co. AB 97,916 435
Trelleborg AB Class B 30,275 430
Volvo AB Class B 11,120 176
5,327
Switzerland - 8.2%
ABB, Ltd. 59,912 1,203
Adecco SA 15,865 953
Alcon, Inc.(Æ) 8,300 513
Baloise Holding AG 1,774 314
Chocoladefabriken Lindt & Spruengli
AG 43 313
Cie Financiere Richemont SA 7,629 648
Coca-Cola HBC AG - ADR(Æ) 23,225 879
Credit Suisse Group AG(Æ) 109,543 1,314
Glencore PLC(Æ) 77,853 271
Julius Baer Group, Ltd.(Æ) 22,360 998
Kuehne & Nagel International AG 1,623 241
LafargeHolcim , Ltd.(Æ) 27,433 1,340
Nestle SA 41,548 4,301
Novartis AG 68,752 6,289
Pargesa Holding SA 1,090 84
Partners Group Holding AG 495 389
Roche Holding AG 14,315 4,028
SGS SA 107 273
Sika AG 10,847 1,851
Swiss Life Holding AG 952 472
Swiss Re AG 7,695 782
Swisscom AG 790 397
Temenos AG(Æ) 4,571 818
UBS Group AG(Æ) 237,793 2,826
Zurich Insurance Group AG 1,606 559
32,056
Taiwan - 0.9%
Catcher Technology Co., Ltd. 138,513 994
Hon Hai Precision Industry Co., Ltd. 472,184 1,178
Innolux Corp. 209,000 49
MediaTek , Inc. 59,000 598
Shin Kong Financial Holding Co., Ltd. 219,000 67
Taiwan Semiconductor Manufacturing
Co., Ltd. 87,000 664
3,550
United Kingdom - 14.4%
3i Group PLC 20,545 291
Admiral Group PLC 4,177 117
Anglo American PLC 60,795 1,739
AstraZeneca PLC 51,593 4,212
Aviva PLC 258,977 1,374
Babcock International Group PLC 37,831 220
Barclays PLC 567,814 1,082
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barratt Developments PLC 13,413 98
Berkeley Group Holdings PLC 4,717 224
BHP Group PLC 29,294 748
BP PLC 352,870 2,466
BP PLC - ADR 8,676 362
British American Tobacco PLC 30,483 1,064
British Land Co. PLC (The) 27,531 188
BT Group PLC 287,549 719
Centrica PLC 269,045 300
Compass Group PLC 3,229 77
Diageo PLC 86,917 3,743
Direct Line Insurance Group PLC 67,607 285
Experian PLC 7,181 218
Fevertree Drinks PLC 16,136 477
Fiat Chrysler Automobiles NV 12,720 177
Foxtons Group PLC(Æ) 415,868 280
GlaxoSmithKline PLC - ADR 15,990 320
HSBC Holdings PLC 573,816 4,787
ITV PLC 100,487 138
J Sainsbury PLC 537,902 1,339
John Wood Group PLC 375,496 2,169
Just Eat PLC(Æ) 56,859 452
Kingfisher PLC 74,378 203
Land Securities Group PLC 47,368 502
Legal & General Group PLC 91,982 315
Lloyds Banking Group PLC 1,074,831 774
London Stock Exchange Group PLC 35,738 2,490
Lookers PLC 258,349 167
LSL Property Services PLC 281,496 751
Marks & Spencer Group PLC 175,249 470
National Grid PLC 26,899 286
Pearson PLC 7,320 76
Persimmon PLC Class A 6,006 152
Prudential PLC 21,676 472
Reckitt Benckiser Group PLC 2,976 235
Rio Tinto PLC 12,153 750
Royal Bank of Scotland Group PLC 455,684 1,272
RSA Insurance Group PLC 27,558 202
Smith & Nephew PLC 37,755 819
St. James's Place PLC 15,239 213
Standard Chartered PLC 351,823 3,201
Standard Life Aberdeen PLC(Æ) 117,740 441
Stock Spirits Group PLC 178,557 500
Taylor Wimpey PLC 66,138 133
TechnipFMC PLC 72,640 1,884
Tesco PLC 737,493 2,128
Travis Perkins PLC 186,916 3,032
Unilever NV 56,547 3,445
Unilever PLC 2,116 131
United Utilities Group PLC 8,004 80
Vertu Motors PLC 544,070 278
Vodafone Group PLC 943,250 1,547
Wm Morrison Supermarkets PLC 29,824 76
56,691
United States - 3.0%
Abbott Laboratories 25,312 2,129

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alphabet, Inc. Class C(Æ) 1,469 1,588
Bausch & Lomb, Inc.(Æ) 10,401 266
Carnival PLC 5,320 237
Facebook, Inc. Class A(Æ) 4,156 802
MasterCard, Inc. Class A 9,273 2,454
Mylan NV(Æ) 64,402 1,226
News Corp. Class A 39,174 528
Visa, Inc. Class A 9,192 1,595
Wausau Paper Corp. 72,811 918
11,743
Total Common Stocks
(cost $375,867) 374,191
Preferred Stocks - 0.8%
Brazil - 0.0%
Telefonica Brasil SA
1.05% (Ÿ) 9,136 119
Germany - 0.8%
Porsche Automobil Holding SE
2.738% (Ÿ) 5,955 387
Volkswagen AG
2.690% (Ÿ) 16,887 2,846
3,233
Total Preferred Stocks
(cost $3,012) 3,352
Warrants & Rights - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
2019  Rights 1,333 2
Repsol , SA(Æ)
2019  Rights  32,998 18
20
Total Warrants & Rights
(cost $21) 20
Short-Term Investments - 3.3%
Ireland - 0.2%
Bank of Ireland Group PLC
3.471% due 08/30/19 (ž) EUR 157 821
United States - 3.1%
U.S. Cash Management Fund(@) 12,28 0,718 (∞) 12,286
Total Short-Term Investments
(cost $13,470) 13,107
Other Securities - 0.5%
U.S. Cash Collateral Fund(×)(@) 1,853,745 (∞) 1,854
Total Other Securities
(cost $1,854) 1,854
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments 100.0%
(identified cost $394,224) 392,524
Other Assets and Liabilities, Net
- (0.0%)
(116)
Net Assets - 100.0%
392,408

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.0%
ABN AMRO Group NV 06/26/19 EUR 6,973 21.21 148
149
Aena SA 01/24/19 EUR 1,722 174.15 300
341
Amundi SA 02/21/19 EUR 19,623 64.62 1,268
1,371
Cellnex Telecom SA 06/19/17 EUR 89,689 26.09 2,339
3,321
China Tower Corp., Ltd. 01/03/19 HKD 2,725,598 0.21 575
717
Covestro AG 06/26/19 EUR 2,703 49.99 135
137
Euronext NV 04/25/19 EUR 7,422 69.64 517
562
Poste Italiane SpA 06/26/19 EUR 14,442 10.45 151
152
Scandinavian Tobacco Group A/S 12/06/17 DKK 89,190 16.91 1,509
1,040
WH Group, Ltd. 06/26/19 HKD 137,000 1.02 139
139
7,929
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 126 EUR 4,367 09/19
150
MSCI EAFE Index Futures 61 USD 5,866 09/19
153
S&P Energy Select Sector Index Futures 44 USD 2,827 09/19
126
S&P/TSX 60 Index Futures 110 CAD 21,509 09/19
148
SPI 200 Index Futures 33 AUD 5,411 09/19
56
TOPIX Index Futures 170 JPY 2,636,700 09/19
(89)
Short Positions
FTSE 100 Index Futures 62 GBP 4,569 09/19
(63)
Hang Seng Index Futures 53 HKD 75,538 07/19
(101)
MSCI Emerging Markets Index Futures 187 USD 9,849 09/19
(366)
NASDAQ 100 E-Mini Index Futures 19 USD 2,924 09/19
(72)
S&P 500 E-Mini Index Futures 173 USD 25,467 09/19
(439)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(497)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 94 AUD 135 07/01/19 —
Bank of America USD 5,250 JPY 564,829 07/01/19 (12)
Bank of America USD 2,461 JPY 265,599 07/02/19 3
Bank of America HKD 376 USD 48 07/02/19 —
Bank of America SGD 3,272 USD 2,416 07/01/19 (2)
Bank of Montreal USD 3,101 AUD 4,457 09/18/19 35
Bank of Montreal USD 3,285 CAD 4,360 09/18/19 49
Bank of Montreal USD 4,299 JPY 462,975 09/18/19 20
Bank of Montreal NOK 15,620 USD 1,812 09/18/19 (23)
Bank of New York USD 3,102 AUD 4,457 09/18/19 34
Bank of New York USD 3,286 CAD 4,360 09/18/19 48
Bank of New York USD 4,295 JPY 462,975 09/18/19 23

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York HKD 13,990 USD 1,788 09/18/19 (3)
Bank of New York NOK 15,620 USD 1,813 09/18/19 (22)
Commonwealth Bank of Australia USD 3,103 AUD 4,457 09/18/19 33
Commonwealth Bank of Australia USD 3,287 CAD 4,360 09/18/19 47
Commonwealth Bank of Australia USD 4,297 JPY 462,975 09/18/19 22
Commonwealth Bank of Australia HKD 13,990 USD 1,788 09/18/19 (4)
Commonwealth Bank of Australia NOK 15,620 USD 1,813 09/18/19 (22)
Royal Bank of Canada USD 3,104 AUD 4,457 09/18/19 32
Royal Bank of Canada USD 3,288 CAD 4,360 09/18/19 46
Royal Bank of Canada USD 194 HKD 1,512 07/03/19 —
Royal Bank of Canada USD 4,301 JPY 462,975 09/18/19 18
Royal Bank of Canada USD 45 SGD 61 07/02/19 —
Royal Bank of Canada USD 126 ZAR 1,794 07/01/19 1
Royal Bank of Canada AUD 123 USD 86 07/02/19 —
Royal Bank of Canada HKD 13,990 USD 1,788 09/18/19 (4)
Royal Bank of Canada JPY 14,531 USD 135 07/03/19 —
Royal Bank of Canada NOK 15,620 USD 1,814 09/18/19 (21)
Standard Chartered HKD 13,990 USD 1,787 09/18/19 (4)
State Street USD 3,104 AUD 4,457 09/18/19 33
State Street USD 43 BRL 164 07/01/19 —
State Street USD 40 BRL 152 07/02/19 —
State Street USD 462 CAD 605 07/02/19 —
State Street USD 3,288 CAD 4,360 09/18/19 46
State Street USD 148 DKK 973 07/01/19 —
State Street USD 328 DKK 2,155 07/02/19 —
State Street USD 279 EUR 246 07/01/19 —
State Street USD 626 EUR 551 07/02/19 —
State Street USD 2,432 EUR 2,133 09/18/19 9
State Street USD 83 GBP 65 07/01/19 —
State Street USD 1,123 GBP 885 07/02/19 1
State Street USD 13 ILS 45 07/01/19 —
State Street USD 4,299 JPY 462,975 09/18/19 20
State Street USD 248 SEK 2,302 07/01/19 —
State Street USD 579 SEK 5,384 07/02/19 1
State Street USD 280 ZAR 3,958 07/02/19 1
State Street USD 198 ZAR 2,789 07/03/19 —
State Street CAD 568 USD 434 07/03/19 —
State Street CHF 1,056 USD 1,081 07/01/19 (1)
State Street CHF 3,090 USD 3,164 07/02/19 (1)
State Street CHF 8,250 USD 8,367 09/18/19 (143)
State Street DKK 11,970 USD 1,828 09/18/19 (7)
State Street GBP 3,091 USD 3,955 09/18/19 16
State Street HKD 13,990 USD 1,788 09/18/19 (4)
State Street NOK 3,055 USD 359 07/01/19 —
State Street NOK 17 USD 2 07/02/19 —
State Street NOK 15,620 USD 1,813 09/18/19 (22)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
243

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 280 $ — $ —
$ —
$ 280 0.1
Australia 825 7,918 —
—
8,743 2. 2
Austria — 644 —
—
644 0.2
Belgium — 1,791 —
—
1,791 0.5
Bermuda — 49 —
—
49 — *
Brazil 767 — —
—
767 0.2
Canada 19,325 — —
—
19,325 4.9
China 1,589 4,997 —
—
6,586 1.7
Denmark — 8,003 —
—
8,003 2.0
Finland — 3,278 —
—
3,278 0. 8
France — 40,786 —
—
40,786 10. 4
Germany 3,415 13,797 —
—
17,212 4.4
Hong Kong — 13,081 —
—
13,081 3.3
India 6,060 1,216 —
—
7,276 1.9
Indonesia — 814 —
—
814 0.2
Ireland 640 326 —
—
966 0.3
Israel — 837 —
—
837 0.2
Italy — 12,642 —
—
12,642 3.2
Japan — 71,190 —
—
71,190 18.1
Luxembourg 700 538 —
—
1,238 0.3
Macao — 727 —
—
727 0.2
Mexico 465 — —
—
465 0.1
Netherlands 2,172 14,977 —
—
17,149 4.4
New Zealand — 764 —
—
764 0.2
Norway — 2,939 —
—
2,939 0.8
Portugal — 918 —
—
918 0.2
Russia — 2,315 —
—
2,315 0.6
Singapore — 6,917 —
—
6,917 1.8
South Africa 339 605 —
—
944 0.2
South Korea 103 7,047 —
—
7,150 1.8
Spain — 9,028 —
—
9,028 2.3
Sweden — 5,327 —
—
5,327 1.4
Switzerland — 32,05 6 —
—
32,05 6 8.2
Taiwan — 3,550 —
—
3,550 0.9
United Kingdom 2,246 54,445 —
—
56,691 14.4
United States 10,322 1,421 —
—
11,743 3.0
Preferred Stocks 119 3,233 — — 3,352 0. 8
Warrants & Rights 20 — — — 20 — *
Short-Term Investments — 82 1 — 12,286 13,10 7 3. 3

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Securities — — — 1,854 1,854 0.5
Total Investments 49,387 328,99 7 — 14,140 392,524 100.0
Other Assets and Liabilities, Net (—)*
100.0
Other Financial Instruments
Assets
Futures Contracts 633 — — — 633 0.2
Foreign Currency Exchange Contracts 9 529 — — 538 0.1
A
Liabilities
Futures Contracts (1,130) — — — (1,130) (0.3)
Foreign Currency Exchange Contracts (16) (279) — — (295) (0.1)
Total Other Financial Instruments
**
$ (504) $ 250 $ — $ — $ (254)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
45,573
Consumer Staples ...................................................................
21,870
Energy ....................................................................................
30,026
Financial Services ...................................................................
106,393
Health Care .............................................................................
27,960
Materials and Processing ........................................................
36,315
Producer Durables ..................................................................
43,397
Technology ..............................................................................
39,660
Utilities ...................................................................................
26,349
Warrants and Rights ................................................................
20
Short-Term Investments ..........................................................
13,107
Other Securities ......................................................................
1,854
Total Investments .................................................................... 392,524

Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 538
Variation margin on futures contracts* 633 —
Total
$ 633 $ 538
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,130 $ —
Unrealized depreciation on foreign currency exchange contracts — 295
Total
$ 1,130 $ 295
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (31) $ —
Foreign currency exchange contracts — 642
Total
$ (31) $ 642
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 681 $ —
Foreign currency exchange contracts — 113
Total
$ 681 $ 113
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,849 $ — $ 1,849
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 538 — 538
Total Financial and Derivative Assets
2,387 — 2,387
Financial and Derivative Assets not subject to a netting agreement
(8) — (8)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,379 $ — $ 2,379
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 104 $ 23 $ — $ 81
Bank of New York
105 25 — 80
Citigroup
1,849 — — 1,849
Commonwealth Bank of Australia
102 25 — 77
Royal Bank of Canada
96 25 — 71
State Street
123 123 — —
Total
$ 2,379 $ 221 $ — $ 2,158

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 295 $ — $ 295
Total Financial and Derivative Liabilities
295 — 295
Financial and Derivative Liabilities not subject to a netting agreement
(17) — (17)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 278 $ — $ 278
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 23 $ 23 $ — $ —
Bank of New York 25 25 — —
Commonwealth Bank of Australia 25 25 — —
Royal Bank of Canada 25 25 — —
Standard Chartered 4 — — 4
State Street 176 123 — 53
Total
$ 278 $ 221 $ — $ 57
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 394,224
Investments, at fair value(*)(>) ......................................................................................................................................................
392,524
Foreign currency holdings(^) ......................................................................................................................................................... 1,561
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 538
Receivables:
Dividends and interest ....................................................................................................................................................... 1,026
Dividends from affiliated funds .......................................................................................................................................... 19
Investments sold ................................................................................................................................................................ 44,519
Fund shares sold ................................................................................................................................................................ 6
Foreign capital gains taxes recoverable ............................................................................................................................. 765
From broker(a) ................................................................................................................................................................... 5,465
Variation margin on futures contracts ................................................................................................................................. 355
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
446,780
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 50,728
Fund shares redeemed ....................................................................................................................................................... 194
Accrued fees to affiliates .................................................................................................................................................... 303
Other accrued expenses ..................................................................................................................................................... 150
Variation margin on futures contracts ................................................................................................................................. 848
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 295
Payable upon return of securities loaned ....................................................................................................................................... 1,854
Total liabilities .............................................................................................................................................
54,372
Net Assets ............................................................................................................................................................
$ 392,408

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (7,95 6 )
Shares of beneficial interest ...........................................................................................................................................................
350
Additional paid-in capital ..............................................................................................................................................................
400,01 4
Net Assets ............................................................................................................................................................
$ 392,408
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 11.20
Net assets ............................................................................................................................................................................... $ 392,408,418
Shares outstanding ($.01 par value) ....................................................................................................................................... 35,024,385
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,562
(*)     Securities on loan included in investments $ 1,849
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 14,140
(a)     Receivable from Broker for Futures $ 5,465
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,397
Dividends from affiliated funds ......................................................................................................................................... 164
Securities lending income (net) ......................................................................................................................................... 38
Less foreign taxes withheld ............................................................................................................................................... (820)
Total investment income ...............................................................................................................................................................
7,779
Expenses
Advisory fees .................................................................................................................................................................... 1,711
Administrative fees ........................................................................................................................................................... 95
Custodian fees ................................................................................................................................................................... 144
Transfer agent fees ............................................................................................................................................................ 8
Professional fees ............................................................................................................................................................... 47
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ...................................................................................................................................................................... 29
Miscellaneous ................................................................................................................................................................... 8
Total expenses ...............................................................................................................................................................................
2,049
Net investment income (loss) ........................................................................................................................................................
5,730
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (2,29 8 )
Investments in affiliated funds .......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. (31)
Foreign currency exchange contracts ................................................................................................................................ 642
Foreign currency-related transactions ............................................................................................................................... 20
Net realized gain (loss) ..................................................................................................................................................................
(1,66 2 )
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 37,14 6
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 681
Foreign currency exchange contracts ................................................................................................................................ 113
Foreign currency-related transactions ............................................................................................................................... (6)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 37,93 6
Net realized and unrealized gain (loss) ......................................................................................................................................... 36,27 4
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 42,00 4

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,730 $ 7,249
Net realized gain (loss) ...................................................................................................................... (1,662) 13,567
Net change in unrealized appreciation (depreciation) ....................................................................... 37,936 (83,059)
Net increase (decrease) in net assets from operations ............................................................................. 42,004 (62,243)
Distributions
To shareholders ................................................................................................................................. (699) (39,021)
Net decrease in net assets from distributions .......................................................................................... (699) (39,021)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (6,493) 22,550
Total Net Increase (Decrease) in Net Assets ..........................................................................
34,812 (78,714)
Net Assets
Beginning of period .................................................................................................................................
357,596 436,310
End of period ..........................................................................................................................................
$ 392,408 $ 357,596
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 931 $ 10,088 1,229 $ 15,125
Proceeds from reinvestment of distributions 64 699 3,619 39,021
Payments for shares redeemed (1,581) (17,280) (2,481) (31,596)
Total increase (decrease)
(586) $ (6,493) 2,367 $ 22,550

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 64
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2019(1) 10.04 .16 1.02 1.18 (.02) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)
December 31, 2017 11.15 .19 2.58 2.77 (.34) (.46)
December 31, 2016 11.26 .19 .06 .25 (.36) —
December 31, 2015 11.54 .19 (.33) (.14) (.14) —
December 31, 2014 12.32 .26 (.80) (.54) (.24) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 65
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d )
(.02) 11.20 11.86 392,408 1.08 1.08 3.01 44
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65
(.80) 13.12 24.98 436,310 1.08 1.08 1.59 117
(.36) 11.15 2.36 355,374 1.02 1.02 1.78 36
(.14) 11.26 (1.31) 358,125 1.06 1.04 1.60 35
(.24) 11.54 (4.45) 379,675 1.08 1.03 2.13 32

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
66 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 285,312
Administration fees 15,851
Transfer agent fees 1,395
Trustee fees 8
$ 302,566
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 18,677 $ 45,459 $ 51,857 $ 5 $ 2 $ 12,286 $ 164 $ —
U.S. Cash Collateral Fund 1,256 36,578 35,980 — — 1,854 32 —
$ 19,933 $ 82,037 $ 87,837 $ 5 $ 2 $ 14,140 $ 196 $ —
Cost of Investments
$ 397,793,736
Unrealized Appreciation
$ 77,901,032
Unrealized Depreciation
(83,425,937)
Net Unrealized Appreciation (Depreciation)
$ (5,524,905)

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
Strategic Bond Fund 67
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2019 $ 1,064 .40 $ 1,021 .47
Expenses Paid During Period* $ 3 .43 $ 3 .36
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 Strategic Bond Fund
.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 87.5%
Asset-Backed Securities - 4.8%
ACE Securities Corp. Home Equity Loan
Trust
Series 2005-HE3 Class M2
3.181% due 05/25/35 (Ê) 300 300
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 561 534
Ameriquest Mortgage Securities,
Inc. Asset-Backed Pass-Through
Certificates
Series 2005-R1 Class M4
3.596% due 03/25/35 (Ê) 830 838
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 340 344
Avis Budget Rental Car Funding  LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 600 618
Bank of America Credit Carrd Trust
Series 2017-A2 Class A2
1.840% due 01/17/23 1,474 1,470
BCAP LLC Trust
Series 2014-RR3 Class 3A2
2.629% due 07/26/36 (~)(Ê)(Þ) 1,040 997
Series 2014-RR3 Class 5A2
2.639% due 10/26/36 (~)(Ê)(Þ) 655 628
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 892 885
BNC Mortgage Loan Trust
Series 2007-1 Class A4
2.646% due 03/25/37 (Ê) 915 874
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 633 647
Capital Auto Receivables Asset Trust
Series 2015-2 Class D
3.160% due 11/20/20 983 983
Series 2018-1 Class A2A
2.540% due 10/20/20 (Þ) 15 15
Citigroup Mortgage Loan Trust, Inc.
Series 2007-WFH2 Class M2
2.936% due 03/25/37 (Ê) 1,490 1,463
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,396 1,353
Countrywide Asset-Backed Certificates
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-5 Class M4
3.286% due 10/25/35 (Ê) 353 354
Series 2007-4 Class A4W
4.683% due 04/25/47 1,577 1,652
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 390 390
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
2.438% due 10/25/35 (Ê) 411 414
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
4.487% due 08/21/31 (Ê) 900 897
Hertz Vehicle Financing II, LP
Series 2016-4A Class A
2.650% due 07/25/22 (Þ) 785 785
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 935 959
Home Equity Asset Trust
Series 2005-9 Class M1
2.887% due 04/25/36 (Ê) 380 378
Series 2006-4 Class 2A4
2.496% due 08/25/36 (Ê) 628 626
Series 2006-6 Class 2A3
0.596% due 11/25/36 (Ê) 592 555
Horizon Aircraft Finance I, Ltd.
Series 2018-1 Class A
4.458% due 12/15/38 (Þ) 878 909
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
2.626% due 12/25/36 (Ê) 261 220
Legacy Mortgage Asset Trust
Series 2019-GS4 Class A1
3.438% due 05/25/59 (~)(Ê)(Þ) 467 471
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
3.236% due 02/25/34 (Ê) 358 357
Series 2004-4 Class M1
3.386% due 10/25/34 (Ê) 720 723
Mastr Asset Backed Securities Trust
Series 2005-WMC1 Class M4
3.161% due 03/25/35 (Ê) 525 526
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M4
2.847% due 08/25/36 (Ê) 790 787
Navient Student Loan Trust
Series 2015-1 Class A2
3.004% due 04/25/40 (Ê) 184 182
Nelnet Student Loan Trust
Series 2008-3 Class A4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.301% due 11/25/24 (Ê) 293 293
New Century Home Equity Loan Trust
Series 2005-B Class M1
2.910% due 10/25/35 (Ê) 690 671
Option One Mortgage Loan Trust
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê) 559 559
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 902 905
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
Series 2005-WHQ1 Class M5
3.555% due 03/25/35 (Ê) 1,290 1,291
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4
2.736% due 07/25/36 (Ê) 541 538
Series 2006-D Class A3
2.746% due 11/25/46 (Ê) 1,406 1,388
RAMP Trust
Series 2006-RZ1 Class M4
3.055% due 03/25/36 (Ê) 960 934
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 97 65
Santander Drive Auto Receivables Trust
Series 2015-2 Class D
3.020% due 04/15/21 644 644
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 214 217
Series 2019-10A Class 1
3.113% due 03/10/29 200 208
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.941% due 06/15/39 (Ê) 214 210
Series 2006-A Class A5
2.901% due 06/15/39 (Ê) 215 209
SMB Private Education Loan Trust
Series 2019-B Class A2B
0.000% due 06/15/37 (Ê)(Þ)(ž) 190 190
SoFi Professional Loan Program LLC
Series 2017-E Class A2A
1.860% due 11/26/40 (Þ) 222 221
Series 2017-F Class A2FX
2.840% due 01/25/41 (Þ) 1,474 1,489
Series 2018-A Class A2A
2.390% due 02/25/42 (Þ) 207 208
Series 2018-A Class A2B
2.950% due 02/25/42 (Þ) 1,474 1,498
Series 2018-B Class A1FX
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.640% due 08/25/47 (Þ) 565 567
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
2.936% due 09/25/35 (Ê) 642 646
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 804 815
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 08/25/55 (~)(Ê)(Þ) 247 245
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ) 1,065 1,069
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 486 486
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 511 512
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 643 646
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 545 552
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 217 222
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 608 618
U.S. Small Business Administration
Participation Certificates
Series 2019-20D Class 1
2.980% due 04/01/39 70 72
VOLT LXII LLC
Series 2017-NPL9 Class A1
3.125% due 09/25/47 (~)(Ê)(Þ) 2,326 2,333
43,655
Corporate Bonds and Notes - 17.9%
3M Co.
2.750% due 03/01/22 305 310
Abbott Laboratories
2.900% due 11/30/21 224 228
3.750% due 11/30/26 51 55
4.750% due 11/30/36 60 71
4.900% due 11/30/46 80 99
AbbVie, Inc.
2.300% due 05/14/21 220 219
3.750% due 11/14/23 325 339
3.600% due 05/14/25 60 62
Aetna, Inc.
2.800% due 06/15/23 30 30
Ally Financial, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 11/01/31 100 132
Altria Group, Inc.
4.000% due 10/26/21 223 234
3.490% due 02/14/22 40 41
2.850% due 08/09/22 170 172
3.800% due 02/14/24 (Ê) 150 156
4.400% due 02/14/26 405 433
4.800% due 02/14/29 340 366
12.360% due 02/06/39 482 745
5.800% due 02/14/39 100 112
5.950% due 02/14/49 100 114
6.200% due 02/14/59 20 23
Amazon.com, Inc.
7.980% due 02/16/23 266 268
4.950% due 12/05/44 60 75
Series WI
5.200% due 12/03/25 185 216
3.150% due 08/22/27 220 231
3.875% due 08/22/37 50 55
4.050% due 08/22/47 70 79
American Airlines Pass-Through Trust
Series 2011-1 Class A
5.250% due 01/31/21 143 147
Series 2013-2 Class A
4.950% due 01/15/23 317 332
American Axle & Manufacturing, Inc.
6.625% due 10/15/22 41 42
American Express Co.
2.200% due 10/30/20 835 834
3.375% due 05/17/21 261 266
Series FIX
3.700% due 08/03/23 475 498
American Express Credit Corp.
Series F
2.600% due 09/14/20 765 768
American International Group, Inc.
6.400% due 12/15/20 725 765
3.750% due 07/10/25 110 115
American Tower Corp.
2.250% due 01/15/22 230 229
3.800% due 08/15/29 300 309
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/23 (Þ) 270 274
Amgen, Inc.
2.650% due 05/11/22 274 276
3.625% due 05/22/24 10 11
6.400% due 02/01/39 195 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 05/01/45 100 106
Anadarko Petroleum Corp.
4.850% due 03/15/21 80 83
5.550% due 03/15/26 230 258
6.450% due 09/15/36 277 340
6.600% due 03/15/46 90 117
Series 9
4.500% due 11/21/25 (Ê) 125 128
Andeavor LLC
Series WI
5.125% due 12/15/26 225 245
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/21 306 307
3.300% due 02/01/23 180 186
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 450 487
3.650% due 02/01/26 470 494
4.000% due 04/13/28 20 22
4.750% due 01/23/29 410 464
5.875% due 06/15/35 207 247
4.375% due 04/15/38 480 508
4.900% due 02/01/46 70 78
5.550% due 01/23/49 265 323
5.800% due 01/23/59 495 620
Antero Resources Corp.
5.375% due 11/01/21 40 40
Anthem, Inc.
5.800% due 04/10/17 30 31
2.950% due 12/01/22 80 81
3.350% due 12/01/24 30 31
3.650% due 12/01/27 110 114
Aon Corp.
2.980% due 05/27/21 172 208
Apache Corp.
3.250% due 04/15/22 16 16
4.375% due 10/15/28 20 21
5.100% due 09/01/40 140 142
4.250% due 01/15/44 20 18
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 165 171
4.400% due 05/27/26 (Þ) 245 257
5.000% due 03/15/48 (Þ) 305 320
Apple, Inc.
2.000% due 11/13/20 80 80
2.400% due 05/03/23 247 249
2.450% due 08/04/26 110 110
4.650% due 02/23/46 100 118

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aqua America, Inc.
4.276% due 06/13/23 225 242
3.566% due 05/01/29 155 161
Ares Capital Corp.
3.500% due 02/10/23 261 260
Associated Bank NA
Series BKNT
3.500% due 08/13/21 365 372
AT&T Mobility LLC
Series QIB
7.375% due 12/17/25 204 258
AT&T, Inc.
3.000% due 02/15/22 40 41
3.800% due 03/01/24 260 273
3.875% due 01/15/26 229 239
3.800% due 02/15/27 80 83
4.250% due 03/01/27 385 412
6.800% due 05/15/36 275 326
5.250% due 03/01/37 190 213
4.850% due 03/01/39 240 257
4.350% due 06/15/45 100 100
Series WI
4.300% due 02/15/30 654 698
8.750% due 11/15/31 350 477
Athene Global Funding
3.000% due 07/01/22 (Þ) 225 228
Athene Holding, Ltd.
4.125% due 01/12/28 630 635
AutoNation, Inc.
3.800% due 11/15/27 370 363
Avnet, Inc.
4.875% due 12/01/22 410 435
B.A.T. Capital Corp.
Series WI
2.297% due 08/14/20 245 244
3.557% due 08/15/27 445 443
4.540% due 08/15/47 160 148
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 70 58
Ball Corp.
5.250% due 07/01/25 110 119
Bank of America Corp.
2.625% due 10/19/20 217 218
2.328% due 10/01/21 (Ê) 225 225
3.550% due 03/05/24 (Ê) 130 135
4.000% due 01/22/25 155 163
3.366% due 01/23/26 (Ê) 325 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 10/22/26 320 342
3.559% due 04/23/27 (Ê) 785 818
4.271% due 07/23/29 (Ê) 200 218
3.974% due 02/07/30 (Ê) 200 214
6.110% due 01/29/37 330 421
4.330% due 03/15/50 (Ê) 90 100
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 50 54
Series FF
5.875% due 12/31/99 (Ê) 275 287
Series GMTN
0.625% due 01/11/23 460 474
4.450% due 03/03/26 30 32
3.500% due 04/19/26 1,235 1,293
3.593% due 07/21/28 (Ê) 260 271
Series WI
3.004% due 12/20/23 (Ê) 42 43
3.419% due 12/20/28 (Ê) 482 496
Bank of New York Mellon Corp. (The)
2.600% due 08/17/20 222 223
Bank One Corp.
8.750% due 09/01/30 280 400
BankUnited, Inc.
4.875% due 11/17/25 219 237
Barrick NA Finance LLC
5.700% due 05/30/41 130 155
Bausch Health Cos., Inc.
9.000% due 12/15/25 (Þ) 50 56
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 624 632
4.700% due 07/15/64 (Þ) 370 336
Bayer US Finance LLC
10.000% due 10/08/24 (Þ) 643 646
BB&T Corp.
2.050% due 05/10/21 269 268
3.875% due 03/19/29 605 647
Beacon Escrow Corp.
4.875% due 11/01/25 (Þ) 20 20
Becton Dickinson and Co.
3.363% due 06/06/24 180 186
3.734% due 12/15/24 242 254
4.685% due 12/15/44 8 9
Berkshire Hathaway Energy Co.
Series WI
2.800% due 01/15/23 245 250
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 255 285
4.250% due 01/15/49 130 146

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Berkshire Hathaway, Inc.
3.125% due 03/15/26 217 225
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 175 183
Blue Cube Spinco, Inc.
Series WI
10.000% due 10/15/25 165 187
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 30 30
BMW US Capital LLC
3.250% due 08/14/20 (Þ) 266 268
1.850% due 09/15/21 (Þ) 20 20
Boeing Co. (The)
2.125% due 03/01/22 272 271
3.100% due 05/01/26 20 21
2.800% due 03/01/27 30 30
3.200% due 03/01/29 120 124
BP Capital Markets America, Inc.
3.245% due 05/06/22 (Ê) 10 10
2.520% due 09/19/22 250 252
3.216% due 11/28/23 380 391
3.410% due 02/11/26 200 209
3.119% due 05/04/26 120 122
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 50 42
Bristol-Myers Squibb
2.600% due 05/16/22 (Þ) 90 91
2.900% due 07/26/24 (Þ) 530 541
3.200% due 06/15/26 (Þ) 190 197
3.400% due 07/26/29 (Þ) 455 476
Brixmor Operating Partnership, LP
4.125% due 05/15/29 200 209
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
3.125% due 01/15/25 70 68
3.875% due 01/15/27 262 257
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 365 367
4.250% due 04/15/26 (Þ) 385 390
4.750% due 04/15/29 (Þ) 250 256
Brown & Brown, Inc.
4.200% due 09/15/24 261 276
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 220 229
Burlington Northern Santa Fe LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.489% due 09/01/24 (Ê) 220 232
4.150% due 04/01/45 100 112
Camden Property Trust
4.100% due 10/15/28 155 169
Campbell Soup Co.
3.040% due 03/15/21 (Ê) 110 110
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 360 371
Capital One Bank USA NA
3.375% due 02/15/23 250 255
Cardinal Health, Inc.
2.616% due 06/15/22 50 50
3.079% due 06/15/24 60 60
Caterpillar Financial Services Corp.
Series GMTN
1.850% due 09/04/20 225 224
CBS Corp.
3.700% due 08/15/24 205 212
1.600% due 07/30/30 105 143
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 (Ê) 242 253
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/23 (Þ) 50 51
5.375% due 05/01/25 (Þ) 110 114
5.125% due 05/01/27 (Þ) 20 21
Celanese US Holdings LLC
5.875% due 06/15/21 105 111
3.500% due 05/08/24 160 164
Celgene Corp.
2.250% due 08/15/21 70 70
3.550% due 08/15/22 30 31
3.875% due 08/15/25 200 214
3.900% due 02/20/28 380 407
5.000% due 08/15/45 80 95
Centene Corp.
4.750% due 05/15/22 50 51
5.375% due 06/01/26 (Þ) 20 21
Series WI
5.625% due 02/15/21 30 31
6.125% due 02/15/24 50 52
CenterPoint Energy, Inc.
3.600% due 11/01/21 175 180
CF Industries, Inc.
5.375% due 03/15/44 465 436
Charter Communications Operating LLC
/ Charter Communications Operating
Capital

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.050% due 03/30/29 (Ê) 260 286
5.375% due 04/01/38 80 86
5.750% due 04/01/48 200 221
Series WI
3.579% due 07/23/20 80 81
4.908% due 07/23/25 530 575
4.200% due 03/15/28 40 42
6.384% due 10/23/35 315 370
6.484% due 10/23/45 405 477
6.834% due 10/23/55 226 268
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 40 43
Chesapeake Energy Corp.
6.625% due 08/15/20 10 10
6.125% due 02/15/21 70 71
Chevron Corp.
2.100% due 05/16/21 302 302
2.954% due 05/16/26 70 72
Chubb INA Holdings, Inc.
2.300% due 11/03/20 291 291
3.350% due 05/03/26 30 31
Cigna Corp.
3.200% due 09/17/20 (Þ) 1,950 1,969
3.400% due 09/17/21 (Þ) 60 61
3.750% due 07/15/23 (Þ) 150 156
4.125% due 11/15/25 (Þ) 295 313
4.375% due 10/15/28 (Þ) 260 280
Cimarex Energy Co.
3.290% due 06/01/24 10 11
3.900% due 05/15/27 90 92
Cintas Corp. No. 2
2.900% due 04/01/22 60 61
3.700% due 04/01/27 70 75
Cisco Systems, Inc.
2.200% due 02/28/21 220 220
CIT Group, Inc.
4.750% due 02/16/24 50 53
5.250% due 03/07/25 30 33
Citibank NA
Series BKNT
3.400% due 07/23/21 1,015 1,036
Citigroup Capital III
7.625% due 12/01/36 345 448
Citigroup, Inc.
4.050% due 07/30/22 170 177
4.450% due 09/29/27 770 830
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 07/15/39 550 879
5.300% due 05/06/44 101 120
4.750% due 05/18/46 220 249
4.650% due 07/23/48 95 110
Class Q
2.650% due 10/26/20 274 275
Series 9-RG
4.650% due 07/30/45 147 170
Series P
5.950% due 12/31/49 (Ê) 280 293
Citizens Bank NA
Series BKNT
2.250% due 10/30/20 274 273
Citizens Financial Group, Inc.
2.375% due 07/28/21 290 290
CME Group, Inc.
5.300% due 09/15/43 30 38
CNH Industrial Capital LLC
3.875% due 10/15/21 250 255
CNOOC Finance USA LLC
3.500% due 05/05/25 300 309
Coca-Cola Co. (The)
1.875% due 10/27/20 268 267
Comcast Cable Communications
Holdings, Inc.
8.700% due 01/10/21 195 240
Comcast Corp.
3.600% due 03/05/21 240 253
3.700% due 04/15/24 260 276
3.950% due 10/15/25 200 216
3.150% due 03/01/26 30 31
4.150% due 10/15/28 350 386
4.250% due 10/15/30 200 223
6.500% due 11/15/35 (Ê) 90 122
8.900% due 07/01/39 270 369
4.700% due 10/15/48 120 141
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 30 26
Concho Resources, Inc.
4.375% due 01/15/25 90 94
3.750% due 10/01/27 205 212
4.300% due 08/15/28 90 97
Constellation Brands, Inc.
2.250% due 11/06/20 300 299
4.400% due 11/15/25 245 267
11.250% due 08/10/26 244 268
Continental Airlines Pass-Through Trust
Series 071A Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.983% due 04/19/22 (Ê) 73 78
Continental Resources, Inc.
5.000% due 09/15/22 120 121
2.031% due 04/15/23 90 95
0.859% due 06/01/24 (Ê) 80 82
Series WI
4.375% due 01/15/28 20 21
Costco Wholesale Corp.
2.150% due 05/18/21 244 244
Cott Holdings, Inc.
5.500% due 04/01/25 (Þ) 60 61
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 290 296
6.450% due 12/01/36 (Þ) 435 509
Crown Castle International Corp.
5.250% due 01/15/23 203 221
CubeSmart, LP
4.375% due 02/15/29 220 235
CVS Health Corp.
3.350% due 03/09/21 200 203
2.750% due 12/01/22 90 90
3.700% due 03/09/23 795 820
4.100% due 03/25/25 365 384
4.300% due 03/25/28 590 622
4.780% due 03/25/38 70 73
5.125% due 07/20/45 140 149
5.050% due 03/25/48 265 282
Daimler Finance NA LLC
3.350% due 05/04/21 (Þ) 1,285 1,303
Delhaize America, Inc.
9.000% due 04/15/31 154 222
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 280 288
7.125% due 06/15/24 (Þ) 100 106
8.350% due 07/15/46 (Þ) 285 360
Delta Air Lines Pass-Through Trust
Series 071A Class A
4.750% due 06/04/21 354 390
Delta Air Lines, Inc.
3.625% due 03/15/22 223 227
Deutsche Bank AG
2.950% due 08/20/20 242 240
Devon Energy Corp.
5.850% due 12/15/25 440 524
5.000% due 06/15/45 180 206
Devon Financing Co. LLC
7.875% due 09/30/31 150 207
Diageo Investment Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 05/11/22 90 92
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 155 190
Diamondback Energy, Inc.
Series WI
5.375% due 05/31/25 30 32
Discover Bank
Series BKNT
4.650% due 09/13/28 345 377
Discovery Communications LLC
5.300% due 05/15/49 165 177
DISH DBS Corp.
Series WI
5.875% due 11/15/24 120 114
7.750% due 07/01/26 30 29
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 275 277
Dominion Resources, Inc.
7.000% due 06/15/38 20 27
Domtar Corp.
6.750% due 02/15/44 178 195
Dow Chemical Co. (The)
8.140% due 06/30/24 238 247
DowDuPont, Inc.
4.205% due 11/15/23 217 232
5.319% due 11/15/38 175 205
Duke Energy Carolinas LLC
10.000% due 02/15/40 (Ê) 30 37
4.000% due 09/30/42 100 107
Duke Energy Corp.
4.700% due 04/15/24 211 223
Duke Energy Progress LLC
1.150% due 09/15/21 (Ê) 265 269
Eaton Corp.
2.750% due 11/02/22 150 152
4.150% due 11/02/42 40 42
Eli Lilly & Co.
3.100% due 05/15/27 20 21
EMD Finance LLC
3.250% due 03/19/25 (Þ) 272 278
Energy Transfer Operating, LP
5.875% due 01/15/24 246 273
4.500% due 04/15/24 265 282
4.050% due 03/15/25 355 370
5.250% due 04/15/29 40 45
6.250% due 04/15/49 10 12
Series 10Y
4.950% due 06/15/28 20 22

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EnLink Midstream Partners, LP
5.050% due 04/01/45 315 263
Enterprise Products Operating LLC
3.500% due 02/01/22 230 236
4.150% due 10/16/28 160 174
4.200% due 01/31/50 285 293
EOG Resources, Inc.
4.150% due 01/15/26 30 33
EQM Midstream Partners, LP
Series 10Y
5.500% due 07/15/28 125 132
EQT Midstream Partners LP
Series 5Y
4.750% due 07/15/23 260 269
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 685 714
ERP Operating, LP
4.150% due 12/01/28 175 193
Evergy, Inc.
5.292% due 06/15/22 (~)(Ê) 670 716
Exelon Corp.
3.497% due 06/01/22 245 251
Exxon Mobil Corp.
2.726% due 03/01/23 266 272
3.043% due 03/01/26 60 62
4.114% due 03/01/46 40 46
Farmers Exchange Capital III
5.454% due 10/15/54 (Ê)(Þ) 220 238
FedEx Corp.
4.500% due 02/01/65 226 207
Fifth Third Bancorp
3.650% due 01/25/24 415 437
Fifth Third Bank
Series BKNT
2.200% due 10/30/20 267 267
First Data Corp.
5.375% due 08/15/23 (Þ) 140 143
FirstEnergy Corp.
Series B
4.250% due 10/28/22 (Ê) 100 105
3.900% due 07/15/27 370 388
Series C
7.375% due 11/15/31 350 479
Fiserv, Inc.
2.750% due 07/01/24 340 342
3.500% due 07/01/29 275 282
4.400% due 07/01/49 140 147
Ford Motor Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.400% due 11/01/46 230 259
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 211
3.096% due 05/04/23 272 268
Series FXD
3.813% due 10/12/21 625 633
Fox Corp.
4.030% due 01/25/24 (Þ) 60 64
4.709% due 01/25/29 (Þ) 110 123
5.476% due 01/25/39 (Þ) 110 130
Freeport-McMoRan, Inc.
4.000% due 11/14/21 10 10
3.550% due 03/01/22 10 10
6.875% due 02/15/23 10 11
4.550% due 11/14/24 10 10
5.450% due 10/23/45 463 424
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 110 117
General Dynamics Corp.
3.000% due 05/11/21 262 266
General Electric Co.
5.300% due 02/11/21 130 135
4.500% due 03/11/44 190 185
Series GMTN
6.875% due 01/10/39 411 517
Series MTNA
6.750% due 03/15/32 275 339
General Motors Co.
4.875% due 10/02/23 450 477
6.250% due 10/02/43 110 117
General Motors Financial Co., Inc.
2.450% due 11/06/20 30 30
5.510% due 09/25/21 20 21
4.200% due 11/06/21 855 880
3.450% due 04/10/22 215 218
4.250% due 05/15/23 10 10
5.100% due 01/17/24 690 738
Gilead Sciences, Inc.
2.550% due 09/01/20 210 210
3.650% due 03/01/26 90 95
4.750% due 03/01/46 100 113
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 267 272
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 330 342
4.625% due 04/29/24 (Þ) 40 42
4.000% due 03/27/27 (Þ) 250 252

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 10/27/27 (Þ) 60 60
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 86
5.375% due 04/15/26 225 243
Goldman Sachs Capital II
Series _
3.750% due 12/20/20 (Ê) 3 2
Goldman Sachs Group, Inc. (The)
2.600% due 12/27/20 271 271
5.250% due 07/27/21 380 401
3.200% due 02/23/23 70 72
10.000% due 07/08/24 150 157
3.272% due 09/29/25 (Ê) 485 496
4.250% due 10/21/25 310 329
3.500% due 11/16/26 (Ê) 90 92
3.691% due 06/05/28 (Ê) 200 207
3.814% due 04/23/29 (Ê) 300 312
4.223% due 05/01/29 (Ê) 50 54
6.450% due 05/01/36 40 50
6.750% due 10/01/37 440 576
4.411% due 04/23/39 (Ê) 185 200
6.250% due 02/01/41 160 214
5.150% due 05/22/45 200 229
4.750% due 10/21/45 250 287
Halliburton Co.
3.800% due 11/15/25 70 73
4.850% due 11/15/35 130 139
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 10 10
4.875% due 05/15/26 (Þ) 30 31
Harman International Industries, Inc.
4.150% due 05/15/25 233 247
Harris Corp.
4.854% due 04/27/35 40 44
5.054% due 04/27/45 40 47
HCA, Inc.
5.875% due 03/15/22 229 250
6.500% due 03/15/24 50 54
4.500% due 02/15/27 40 43
5.625% due 09/01/28 100 108
4.125% due 06/15/29 270 276
5.500% due 06/15/47 20 21
5.250% due 06/15/49 190 198
Hess Corp.
6.000% due 01/15/40 235 257
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 245 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hilton Domestic Operating Co., Inc.
Series WI
5.125% due 05/01/26 20 21
Home Depot, Inc. (The)
2.625% due 06/01/22 243 247
Honeywell International, Inc.
1.850% due 11/01/21 221 219
Host Hotels & Resorts, LP
5.250% due 03/15/22 214 226
HSBC Bank NA
Series BKNT
5.875% due 11/01/34 475 597
HSBC USA, Inc.
7.200% due 07/15/97 103 145
Humana, Inc.
3.150% due 12/01/22 10 10
4.950% due 08/06/26 20 22
3.950% due 03/15/27 100 104
4.625% due 12/01/42 20 21
4.800% due 03/15/47 10 11
Hyundai Capital America
2.750% due 09/18/20 (Þ) 224 224
IBM Credit LLC
1.800% due 01/20/21 255 253
Intel Corp.
3.100% due 07/29/22 261 269
3.700% due 07/29/25 20 21
Series WI
3.734% due 12/08/47 10 10
Intercontinental Exchange, Inc.
2.750% due 12/01/20 274 276
4.250% due 09/21/48 155 173
International Business Machines Corp.
2.250% due 02/19/21 270 270
2.800% due 05/13/21 610 617
3.000% due 05/15/24 320 329
3.500% due 05/15/29 215 225
4.150% due 05/15/39 185 197
International Lease Finance Corp.
8.625% due 01/15/22 50 57
5.875% due 08/15/22 410 446
International Paper Co.
8.700% due 06/15/38 305 436
5.150% due 05/15/46 188 201
Jane Street Group LLC
5.402% due 08/25/22 (~)(Ê) 90 89
Jefferies Group LLC
5.300% due 09/30/24 232 252

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Johnson & Johnson
2.250% due 03/03/22 269 271
3.625% due 03/03/37 70 75
JPMorgan Chase & Co.
4.250% due 10/15/20 300 307
2.550% due 03/01/21 540 541
3.151% due 03/09/21 (Ê) 1,515 1,518
4.500% due 08/15/21 130 135
4.500% due 01/24/22 275 290
1.310% due 09/10/24 150 158
4.023% due 12/05/24 (~)(Ê) 220 234
4.125% due 12/15/26 230 246
4.250% due 10/01/27 30 32
4.203% due 07/23/29 (Ê) 200 219
4.452% due 12/05/29 (Ê) 475 528
6.400% due 05/15/38 100 138
4.950% due 06/01/45 100 119
Kerr-McGee Corp.
6.950% due 07/01/24 10 12
7.875% due 09/15/31 30 41
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 487 511
KeyBank NA
Series BKNT
3.300% due 02/01/22 250 257
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 30 30
Kinder Morgan, Inc.
4.300% due 03/01/28 180 193
5.550% due 06/01/45 135 156
Series GMTN
7.800% due 08/01/31 176 237
KKR Group Finance Co. II LLC
0.250% due 02/01/43 (Þ) 10 12
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 175 194
Kohl's Corp.
5.550% due 07/17/45 520 520
Kraft Heinz Foods Co.
4.000% due 06/15/23 10 10
4.875% due 02/15/25 (Þ) 565 582
7.000% due 01/26/39 160 193
Series WI
3.500% due 07/15/22 30 31
3.000% due 06/01/26 60 58
5.000% due 07/15/35 240 252
Kroger Co. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.600% due 02/01/21 225 225
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 62
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 320 335
Lennar Corp.
4.500% due 04/30/24 40 42
Series WI
5.000% due 06/15/27 10 11
4.750% due 11/29/27 100 105
Leucadia National Corp.
5.500% due 10/18/23 209 225
Life Technologies Corp.
5.000% due 01/15/21 385 397
Lockheed Martin Corp.
2.500% due 11/23/20 274 275
Class Preference
4.500% due 05/15/36 10 11
Series 10YR
3.550% due 01/15/26 90 96
Lowe's Cos., Inc.
1.820% due 01/11/23 240 247
Series 10YR
3.650% due 04/05/29 265 277
Manufacturers & Traders Trust Co.
Series BKNT
2.050% due 08/17/20 224 224
Marathon Petroleum Corp.
5.000% due 09/15/54 234 240
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 61
3.200% due 04/01/30 (Þ) 205 213
Marvell Technology Group, Ltd.
4.200% due 06/22/23 290 302
Masco Corp.
4.450% due 04/01/25 238 253
MassMutual Global Funding II
1.950% due 09/22/20 (Þ) 1,155 1,152
McDonald's Corp.
3.700% due 01/30/26 60 64
3.500% due 03/01/27 40 42
3.800% due 04/01/28 100 107
Medtronic, Inc.
Series WI
3.150% due 03/15/22 263 271
3.500% due 03/15/25 150 159
Merck & Co., Inc.
2.750% due 02/10/25 40 41
3.400% due 03/07/29 265 282

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mercury General Corp.
4.400% due 03/15/27 150 154
MetLife, Inc.
6.400% due 12/15/36 100 114
Metropolitan Life Global Funding I
2.819% due 01/08/21 (Ê)(Þ) 1,510 1,511
Microsoft Corp.
2.875% due 02/06/24 427 442
2.700% due 02/12/25 40 41
2.400% due 08/08/26 200 201
3.300% due 02/06/27 410 434
4.100% due 02/06/37 200 228
3.750% due 02/12/45 100 109
MidAmerican Energy Co.
3.700% due 09/15/23 237 249
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 267 273
Mondelez International, Inc.
4.125% due 05/07/28 210 227
Morgan Stanley
2.443% due 10/24/23 (Ê) 145 148
3.737% due 04/24/24 (Ê) 170 177
Series F
8.000% due 04/29/24 195 207
Series GMTN
3.772% due 01/24/29 (Ê) 70 74
4.431% due 01/23/30 (Ê) 325 360
MPLX, LP
4.000% due 03/15/28 40 42
4.800% due 02/15/29 285 314
4.500% due 04/15/38 80 81
4.700% due 04/15/48 140 143
5.500% due 02/15/49 60 68
Series WI
4.500% due 07/15/23 170 180
6.500% due 09/01/28 40 43
Mutual of Omaha Insurance Co.
1.737% due 07/26/23 (Ê)(Þ) 205 209
National Oilwell Varco, Inc.
7.680% due 12/01/22 230 230
NBCUniversal Media LLC
0.400% due 01/27/23 368 381
5.950% due 04/01/41 50 66
NCL Corp., Ltd.
4.750% due 12/15/21 (Þ) 24 24
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 264 269
Netflix, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 02/01/21 20 21
Nevada Power Co.
5.450% due 05/15/41 208 249
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 170 237
Newell Brands, Inc.
3.850% due 04/01/23 60 61
4.200% due 04/01/26 40 40
Series WI
0.110% due 11/15/23 520 534
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 215 227
Noble Energy, Inc.
3.900% due 11/15/24 150 156
3.850% due 01/15/28 80 82
5.250% due 11/15/43 10 11
4.950% due 08/15/47 40 42
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 65 67
4.300% due 01/15/49 (Þ) 246 267
Northrop Grumman Corp.
2.550% due 10/15/22 270 271
2.930% due 01/15/25 80 82
Series F0TZ
3.250% due 01/15/28 210 215
Novartis Capital Corp.
2.400% due 05/17/22 247 249
NVR, Inc.
3.950% due 09/15/22 275 285
Oasis Petroleum, Inc.
6.875% due 03/15/22 10 10
Occidental Petroleum Corp.
3.125% due 02/15/22 30 30
3.400% due 04/15/26 50 51
3.000% due 02/15/27 360 356
4.625% due 06/15/45 30 32
4.400% due 04/15/46 20 21
4.100% due 02/15/47 190 187
4.200% due 03/15/48 70 71
ONEOK, Inc.
7.500% due 09/01/23 204 239
Oracle Corp.
2.625% due 02/15/23 220 223
Owens Corning
7.000% due 12/01/36 190 225
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ) 120 118

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parker-Hannifin Corp.
3.250% due 06/14/29 135 140
PepsiCo, Inc.
2.750% due 03/05/22 224 228
Pfizer, Inc.
1.950% due 06/03/21 269 268
Philip Morris International, Inc.
2.500% due 08/22/22 90 90
4.500% due 03/20/42 (Ê) 40 43
Series 5YR
2.500% due 11/02/22 60 60
Series NCD
2.375% due 08/17/22 481 481
Phillips 66
5.875% due 05/01/42 (Ê) 204 252
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 08/03/21 220 223
PNC Bank NA
Series BKNT
2.450% due 11/05/20 219 219
Precision Castparts Corp.
2.500% due 01/15/23 240 241
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 35 37
Principal Financial Group, Inc.
3.700% due 05/15/29 120 126
Procter & Gamble Co. (The)
2.150% due 08/11/22 270 272
Progress Energy, Inc.
4.400% due 01/15/21 30 31
7.000% due 10/30/31 173 233
PSEG Power LLC
12.000% due 04/15/31 170 233
Public Service Electric & Gas Co.
3.250% due 09/01/23 190 197
3.700% due 05/01/28 180 194
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 225 225
QVC, Inc.
6.700% due 03/15/23 410 416
Range Resources Corp.
5.875% due 07/01/22 30 30
Series WI
4.875% due 05/15/25 110 97
Raytheon Co.
Series 3622
2.760% due 10/15/20 257 260
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regency Energy Partners, LP / Regency
Energy Finance Corp.
3.600% due 11/13/20 60 64
Reliance Holding USA, Inc.
4.500% due 10/19/20 (Þ) 231 236
Resolute Forest Products, Inc.
5.875% due 05/15/23 110 111
Reynolds American, Inc.
4.450% due 06/12/25 160 170
8.125% due 05/01/40 430 558
5.850% due 08/15/45 70 75
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer LLC
5.750% due 10/15/20 81 82
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 185 192
Rohm & Haas Co.
7.850% due 07/15/29 179 238
Ryder System, Inc.
3.500% due 06/01/21 180 184
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 239 255
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 310 345
5.000% due 03/15/27 210 230
Sabra Health Care REIT, Inc.
4.800% due 06/01/24 80 82
Salesforce.com, Inc.
3.250% due 04/11/23 70 73
3.700% due 04/11/28 30 32
Santander Holdings USA, Inc.
4.450% due 12/03/21 350 364
4.500% due 07/17/25 20 21
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 42
Sempra Energy
3.550% due 06/15/24 252 260
Sherwin-Williams Co. (The)
3.125% due 06/01/24 249 253
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 (Ê) 236 234
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 280 305
South Carolina Electric & Gas Co.
4.250% due 08/15/28 260 289
4.600% due 06/15/43 (Ê) 120 136
Southern California Edison Co.
3.875% due 06/01/21 226 230

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. Gas Capital Corp.
0.570% due 10/01/34 196 245
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.
5.500% due 10/13/21 230 237
Southern Power Co.
4.150% due 12/01/25 220 234
Southwest Airlines Co.
2.650% due 11/05/20 135 136
2.750% due 11/16/22 95 96
Spectrum Brands, Inc.
Series WI
5.750% due 07/15/25 50 52
Sprint Capital Corp.
8.750% due 03/15/32 560 648
Sprint Corp.
Series WI
4.127% due 06/20/21 (Ê) 50 53
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 113 113
4.738% due 03/20/25 (Þ) 1,060 1,100
5.152% due 03/20/28 (Þ) 200 206
Starbucks Corp.
3.800% due 08/15/25 220 234
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 230 248
Sysco Corp.
2.500% due 07/15/21 225 226
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 20
5.875% due 04/15/26 20 21
6.500% due 07/15/27 (Þ) 30 33
6.875% due 01/15/29 (Þ) 30 33
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/32 270 366
Thermo Fisher Scientific, Inc.
11.000% due 09/19/26 228 230
Time Warner Cable LLC
3.000% due 02/15/21 150 153
0.650% due 05/20/22 210 254
6.550% due 05/01/37 150 173
7.500% due 06/15/39 75 87
5.875% due 11/15/40 (Ê) 120 130
Time Warner Entertainment Co., LP
8.375% due 03/15/23 182 216
TJX Cos., Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 06/15/21 246 249
2.250% due 09/15/26 10 10
Toll Brothers Finance Corp.
4.375% due 04/15/23 30 31
Toyota Motor Credit Corp.
Series GMTN
2.800% due 07/13/22 245 250
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 281
Tyson Foods, Inc.
3.950% due 08/15/24 237 251
Unilever Capital Corp.
1.375% due 07/28/21 254 250
Union Pacific Corp.
2.950% due 01/15/23 269 274
3.750% due 07/15/25 60 64
3.950% due 09/10/28 250 274
4.500% due 09/10/48 140 159
Union Pacific Railroad Co. Pass-Through
Trust
Series 06-1
2.375% due 07/02/30 96 109
United Airlines Pass-Through Trust
Series 2016-1 Class B
3.650% due 01/07/26 329 329
Series 2018-1 Class B
4.600% due 03/01/26 188 195
United Rentals NA, Inc.
6.500% due 12/15/26 20 22
4.875% due 01/15/28 30 31
5.250% due 01/15/30 60 62
United Technologies Corp.
2.840% due 07/20/21 20 23
1.950% due 11/01/21 232 230
3.100% due 06/01/22 100 102
3.650% due 08/16/23 160 167
3.950% due 08/16/25 30 32
4.125% due 11/16/28 150 165
UnitedHealth Group, Inc.
1.950% due 10/15/20 272 271
1.000% due 06/30/21 10 10
0.375% due 07/13/21 60 77
2.875% due 12/15/21 40 41
4.625% due 07/15/35 100 115
Class A
2.700% due 07/15/20 70 70
Universal Health Services, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 08/01/22 (Þ) 216 218
Univision Communications, Inc.
5.125% due 05/15/23 (Þ) 50 49
5.125% due 02/15/25 (Þ) 60 57
US Airways Pass-Through Trust
Series 2012-1 Class A
7.000% due 10/01/24 428 471
Series A Class A
7.125% due 10/22/23 248 279
US Bancorp
2.350% due 01/29/21 267 268
US Bank NA
Series BKNT
2.050% due 10/23/20 274 273
3.150% due 04/26/21 1,590 1,619
Valeant Pharmaceuticals International,
Inc.
9.250% due 04/01/26 (Þ) 40 45
Valero Energy Corp.
10.500% due 03/15/39 151 247
Validus Holdings, Ltd.
8.875% due 01/26/40 325 495
Verizon Communications, Inc.
2.625% due 08/15/26 70 70
4.125% due 03/16/27 40 44
3.875% due 02/08/29 120 129
4.016% due 12/03/29 (Þ) 239 259
7.750% due 12/01/30 765 1,047
4.500% due 08/10/33 260 293
0.310% due 08/29/36 20 21
5.250% due 03/16/37 80 96
5.500% due 03/16/47 10 13
Series WI
3.376% due 02/15/25 178 186
4.329% due 09/21/28 123 136
4.862% due 08/21/46 40 47
Viacom, Inc.
3.875% due 04/01/24 20 21
6.250% due 02/28/57 (Ê) 685 709
Visa, Inc.
3.150% due 12/14/25 150 157
4.300% due 12/14/45 390 461
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 370 372
4.300% due 07/15/29 (Þ) 290 294
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 61
Wachovia Capital Trust II
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.097% due 01/15/27 (Ê) 485 446
Walmart, Inc.
1.900% due 12/15/20 250 249
3.700% due 06/26/28 150 164
Walt Disney Co. (The)
5.200% due 12/01/22 240 242
6.650% due 11/15/37 (Þ) 40 57
6.900% due 08/15/39 (Þ) 185 272
Warner Media LLC
3.940% due 06/01/24 185 192
Waste Management, Inc.
3.500% due 05/15/24 190 199
2.950% due 06/15/24 220 226
3.200% due 06/15/26 100 104
3.450% due 06/15/29 220 231
4.150% due 07/15/49 40 44
Wells Fargo & Co.
2.500% due 03/04/21 668 670
4.600% due 04/01/21 220 228
3.069% due 01/24/23 485 492
2.269% due 10/31/23 (Ê) 1,280 1,304
3.750% due 01/24/24 535 562
3.000% due 04/22/26 400 404
3.000% due 10/23/26 260 263
3.196% due 06/17/27 (Ê) 330 336
4.150% due 01/24/29 545 593
5.375% due 11/02/43 200 242
0.650% due 11/04/44 10 11
4.400% due 06/14/46 230 249
4.750% due 12/07/46 330 376
Series BKNT
2.600% due 01/15/21 267 268
Series GMTN
4.300% due 07/22/27 520 561
4.900% due 11/17/45 250 290
Series GMTN Class S
2.600% due 07/22/20 570 572
Western Midstream Operating, LP
4.650% due 07/01/26 40 41
Whiting Petroleum Corp.
5.750% due 03/15/21 40 40
Williams Cos., Inc. (The)
5.800% due 11/15/43 200 232
Series A
7.500% due 01/15/31 80 103
XPO Logistics, Inc.
6.500% due 06/15/22 (Þ) 30 31

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
164,161
International Debt - 7.9%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B4
4.652% due 02/17/24 (~)(Ê) 46 46
1011778 BC ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 70 71
ABN AMRO Bank NV
2.650% due 01/19/21 (Þ) 227 228
Abu Dhabi Government International
Bond
Series C
2.500% due 10/11/22 (Þ) 200 201
Actavis Funding SCS
3.450% due 03/15/22 285 291
3.800% due 03/15/25 60 62
4.550% due 03/15/35 10 10
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 245
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 180 182
Series WI
5.000% due 10/01/21 390 409
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 200 211
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 270 273
Series WI
3.125% due 11/28/21 239 243
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 220 224
ALROSA Finance SA
7.750% due 11/03/20 (Þ) 198 210
Ambac LSNI LLC
7.319% due 02/12/23 (Ê)(Þ) 4,296 4,367
America Movil SAB de CV
3.125% due 07/16/22 280 286
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 200 204
ArcelorMittal
7.250% due 02/25/22 110 119
6.125% due 06/01/25 10 11
4.550% due 03/11/26 50 53
Argentine Republic Government
International Bond
5.625% due 01/26/22 340 286
6.875% due 01/11/48 210 155
Series NY
4.680% due 12/31/38 (~)(Ê) 160 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
7.500% due 04/22/26 170 143
AstraZeneca PLC
2.375% due 11/16/20 525 525
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 223 229
Banco Santander SA
3.848% due 04/12/23 200 208
2.706% due 06/27/24 400 401
4.379% due 04/12/28 200 213
Bancolombia SA
5.950% due 06/03/21 705 744
Bangkok Bank PCL
4.500% due 12/01/21 (Þ) 219 227
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 250 251
Bank of Montreal
2.900% due 03/26/22 270 274
3.803% due 12/15/32 (Ê) 20 20
Bank of Nova Scotia (The)
Series BKNT
2.500% due 01/08/21 271 272
Barclays Bank PLC
5.140% due 10/14/20 261 268
Barclays PLC
4.338% due 05/16/24 (Ê) 335 346
4.972% due 05/16/29 (Ê) 200 213
4.950% due 01/10/47 250 263
Basell Finance Co. BV
8.100% due 03/15/27 (Þ) 186 236
BBVA Bancomer SA
8.550% due 08/14/25 (Þ) 258 271
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
BNP Paribas SA
4.705% due 01/10/25 (Ê)(Þ) 260 279
4.400% due 08/14/28 (Þ) 200 217
4.375% due 03/01/33 (Ê)(Þ) 200 206
Series 144a
5.198% due 01/10/30 (Ê)(Þ) 400 458
BP Capital Markets PLC
1.300% due 05/06/22 222 229
Braskem Netherlands Finance BV
3.500% due 01/10/23 (Þ) 285 286
Brazil Government International Bond
0.250% due 12/22/22 350 345
0.550% due 01/05/23 220 218

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 01/13/28 740 776
0.178% due 01/07/41 (Ê) 170 182
British Telecommunications PLC
9.125% due 12/15/30 30 45
Brookfield Finance, Inc.
4.000% due 04/01/24 218 229
Canadian Imperial Bank of Commerce
Series BKNT
2.100% due 10/05/20 246 246
3.500% due 09/13/23 660 690
Canadian Oil Sands, Ltd.
6.100% due 06/30/21 (Þ) 680 704
Cedar Funding, Ltd.
Series 2018-5A Class A1R
3.688% due 07/17/31 (Ê)(Þ) 1,600 1,591
Cenovus Energy, Inc.
6.750% due 11/15/39 80 95
Series WI
4.250% due 04/15/27 540 558
CK Hutchison International (17) (II),
Ltd.
Series 0001
2.250% due 09/29/20 (Þ) 225 224
Colombia Government International
Bond
0.300% due 03/30/16 270 320
Commonwealth Bank of Australia
2.490% due 11/15/21 (Þ) 30 30
3.900% due 07/12/47 (Þ) 30 32
Cooperatieve Rabobank UA
4.625% due 12/01/23 250 268
4.375% due 08/04/25 650 693
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
4.875% due 05/15/45 300 352
DAE Funding LLC
5.750% due 11/15/23 (Þ) 40 42
Danone SA
2.077% due 11/02/21 (Þ) 690 685
2.589% due 11/02/23 (Þ) 270 271
Danske Bank A/S
5.000% due 01/12/22 (Þ) 200 209
5.375% due 01/12/24 (Þ) 450 486
Deutsche Telekom International Finance
BV
5.880% due 09/19/21 (Þ) 251 248
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
4.007% due 07/15/30 (Ê)(Þ) 1,230 1,228
ECAF, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 321 323
Ecopetrol SA
5.375% due 06/26/26 60 66
5.875% due 05/28/45 250 276
Ecuador Government International Bond
7.875% due 01/23/28 (Þ) 200 198
Empresa Electrica Angamos SA
4.875% due 05/25/29 (Þ) 190 199
Enbridge, Inc.
3.700% due 07/15/27 222 229
Enel Finance International NV
4.625% due 09/14/25 (Þ) 810 869
Series 658A
3.500% due 04/06/28 (Þ) 250 246
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 470 490
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 200 209
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 226 238
Gazprom OAO Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 209 226
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 650 647
4.418% due 11/15/35 1,163 1,147
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 306 311
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
3.742% due 11/28/30 (Ê)(Þ) 1,860 1,859
HSBC Bank PLC
1.125% due 05/01/25 375 448
HSBC Holdings PLC
3.900% due 05/25/26 220 230
4.041% due 03/13/28 (Ê) 410 431
4.583% due 06/19/29 (Ê) 400 437
3.973% due 05/22/30 (Ê) 200 209
6.250% due 12/31/99 (Ê) 200 206
6.500% due 12/31/99 (Ê) 200 210
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 252 257
Indonesia Government International
Bond
4.350% due 01/11/48 240 248

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.750% due 04/25/22 430 441
ING Bank NV
5.800% due 09/25/23 (Þ) 735 813
Intelsat Jackson Holdings SA Term Loan
B3
6.154% due 11/27/23 (~)(Ê) 90 89
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 200 198
3.375% due 01/12/23 (Þ) 200 199
3.875% due 01/12/28 (Þ) 287 274
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 214 221
JBS Investments GmbH
11.000% due 02/05/23 (Þ) 445 454
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 221
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 241 243
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 210 224
LCM XXII, Ltd.
Series 2016-22A Class A1
4.072% due 10/20/28 (Ê)(Þ) 1,133 1,136
LCM XXIII, Ltd.
Series 2016-23A Class A1
3.992% due 10/20/29 (Ê)(Þ) 1,020 1,024
LCM XXV, Ltd.
Series 2017-25A Class A
3.802% due 07/20/30 (Ê)(Þ) 1,124 1,122
Lloyds Banking Group PLC
4.375% due 03/22/28 200 212
4.550% due 08/16/28 200 216
Lloyds TSB Bank PLC
1.000% due 09/14/20 (Þ) 228 238
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 450 468
4.563% due 01/26/38 (Þ) 212 220
LYB International Finance BV
4.000% due 07/15/23 214 225
LYB International Finance II BV
3.500% due 03/02/27 275 280
LyondellBasell Industries NV
5.750% due 04/15/24 198 223
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
3.782% due 10/21/30 (Ê)(Þ) 872 871
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
3.952% due 07/29/30 (Ê)(Þ) 780 780
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
3.598% due 11/15/28 (Ê)(Þ) 1,488 1,486
Marks And Spencer PLC
7.125% due 12/01/37 (Þ) 207 231
Medtronic Global Holdings SCA
3.350% due 04/01/27 160 170
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) — —
Mexico Government International Bond
2.370% due 04/15/27 (Ê) 30 36
4.750% due 03/08/44 20 21
4.350% due 01/15/47 500 496
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/21 227 229
2.998% due 02/22/22 60 61
Mylan NV
Series WI
3.950% due 06/15/26 390 376
Myriad International Holdings BV
6.000% due 07/18/20 (Þ) 206 212
4.850% due 07/06/27 (Þ) 250 267
New Gold, Inc.
6.250% due 11/15/22 (Þ) 235 219
Nokia OYJ
6.625% due 05/15/39 350 384
Nordea Bank AB
7.150% due 05/13/21 (Þ) 265 275
NOVA Chemicals Corp.
5.250% due 06/01/27 (Þ) 340 362
Numericable Group SA Term Loan B12
6.082% due 01/05/26 (Ê) 86 83
Nutrien, Ltd.
3.625% due 03/15/24 264 274
NXP BV / NXP Funding LLC
4.625% due 06/15/22 (Þ) 254 266
Ontario Teachers' Cadillac Fairview
Properties Trust
4.125% due 02/01/29 (Þ) 265 288
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 50 53
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 150 157
Peru Government International Bond
2.750% due 09/21/22 110 152
6.550% due 03/14/37 30 42
Petrobras Global Finance BV
6.250% due 03/17/24 100 109
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.299% due 01/27/25 1,605 1,704
Petroleos Mexicanos
6.625% due 06/15/35 10 9
Series WI
4.625% due 09/21/23 345 337
6.875% due 08/04/26 220 222
Poland Government International Bond
5.125% due 04/21/21 400 420
Provincia de Buenos Aires
6.500% due 02/15/23 (Þ) 140 117
Riserva CLO Ltd.
Series 2019-3A Class AR
3.538% due 10/18/28 (Ê)(Þ) 940 940
Royal Bank of Canada
2.150% due 10/26/20 70 70
Series GMTN
2.500% due 01/19/21 228 229
3.200% due 04/30/21 70 71
Royal Bank of Scotland Group PLC
2.400% due 12/15/22 70 75
3.875% due 09/12/23 665 682
10.000% due 05/28/24 220 232
4.519% due 06/25/24 (Ê) 200 208
4.269% due 03/22/25 (Ê) 200 207
Sands China, Ltd.
Series WI
5.125% due 08/08/25 400 429
Sanofi
3.250% due 03/29/21 232 239
Santander UK Group Holdings PLC
Class N
4.750% due 09/15/25 (Þ) 226 234
Santander UK PLC
2.250% due 11/07/23 (Þ) 255 269
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 200 202
Schlumberger Norge AS
3.620% due 01/18/33 (Þ) 70 72
Schneider Electric SE
2.950% due 09/27/22 (Þ) 200 203
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
3.597% due 04/13/31 (~)(Ê)(Þ) 930 919
Shell International Finance BV
2.375% due 08/21/22 269 270
2.875% due 05/10/26 40 41
4.375% due 05/11/45 220 253
4.000% due 05/10/46 80 88
Siemens Financieringsmaatschappij NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.700% due 09/15/21 (Þ) 250 247
Sky, Ltd.
5.250% due 09/16/24 (Þ) 290 308
Southern Copper Corp.
6.750% due 04/16/40 10 13
5.250% due 11/08/42 440 482
Stars Group Holdings BV Term Loan B
5.830% due 07/10/25 (~)(Ê) 9 9
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 90 90
Suncor Energy, Inc.
3.600% due 12/01/24 214 223
Suzano Austria GmbH
6.000% due 01/15/29 (Þ) 230 251
7.000% due 03/16/47 (Þ) 160 182
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 250 255
Syngenta Finance NV
1.000% due 03/28/22 247 247
Takeda Pharmaceutical Co., Ltd.
4.400% due 11/26/23 (Þ) 165 177
5.000% due 11/26/28 (Þ) 230 260
Telefonica Emisiones SA
5.462% due 02/16/21 231 242
5.213% due 03/08/47 150 165
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/21 20 19
Series 2
3.650% due 11/10/21 10 10
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 210 199
2.800% due 07/21/23 110 95
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
4.010% due 10/18/30 (Ê)(Þ) 1,016 1,011
Toronto-Dominion Bank (The)
3.250% due 06/11/21 90 92
Series GMTN Class A
1.850% due 09/11/20 225 224
Total Capital Canada, Ltd.
2.750% due 07/15/23 266 271
Total Capital International SA
2.750% due 06/19/21 242 245
Total Capital SA
4.250% due 12/15/21 230 241
Transocean Sentry, Ltd.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 05/15/23 (Þ) 245 245
Trust F/1401
5.250% due 01/30/26 (Þ) 212 222
UBS AG
2.450% due 12/01/20 (Þ) 780 780
UBS Group Funding Switzerland AG
3.491% due 05/23/23 (Þ) 270 277
4.253% due 03/23/28 (Þ) 200 215
7.000% due 12/31/99 (Ê)(Þ) 460 488
UniCredit SpA
6.572% due 01/14/22 (Þ) 370 393
Unitymedia Finance LLC 1st Lien Term
Loan D
4.644% due 01/15/26 (~)(Ê) 90 90
Vale Overseas, Ltd.
6.875% due 11/21/36 130 156
Vodafone Group PLC
4.375% due 05/30/28 250 270
5.250% due 05/30/48 70 77
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.838% due 04/17/30 (Ê)(Þ) 1,428 1,427
Westpac Banking Corp.
2.600% due 11/23/20 80 80
Woori Bank
5.875% due 04/13/21 (Þ) 232 245
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.894% due 04/27/25 (~)(Ê) 46 45
72,191
Loan Agreements - 0.7%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.644% due 04/28/22 (~)(Ê) 116 109
Albertson's LLC 1st Lien Term Loan B7
5.402% due 11/16/25 (~)(Ê) 25 25
Albertson's LLC Term Loan B6
5.402% due 06/22/23 (~)(Ê) 152 152
American Axle & Manufacturing, Inc.
1st Lien Term Loan B
4.721% due 04/06/24 (~)(Ê) 14 13
Aramark Services, Inc. 1st Lien Term
Loan B3
4.080% due 03/11/25 (~)(Ê) 48 48
Asurion LLC 1st Lien Term Loan B7
5.402% due 11/03/24 (~)(Ê) 110 109
Asurion LLC Term Loan B4
5.402% due 08/04/22 (~)(Ê) 139 139
Atlantic Aviation FBO, Inc. Term Loan B
6.160% due 12/06/25 (~)(Ê) 20 20
Avolon LLC 1st Lien Term Loan B3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.133% due 01/15/25 (~)(Ê) 110 110
BCP CC Holdings Merger Sub, Inc. Term
Loan B1
5.080% due 12/01/24 (~)(Ê) 50 50
Berry Plastics Group, Inc. 1st Lien Term
Loan Q
4.412% due 10/01/22 (~)(Ê) 34 33
Blackstone CQP Hodco, LP Term Loan B
5.887% due 06/11/24 (Ê) 40 40
Boyd Gaming Corp. Term Loan B
4.622% due 09/15/23 (~)(Ê) 30 30
Brickman Group, Ltd. 1st Lien Term
Loan B
4.938% due 08/10/25 (~)(Ê) 40 40
Brookfield WEC Holdings, Inc. Term
Loan
5.902% due 08/01/25 (~)(Ê) 249 248
Caesars Resort Collection LLC 1st Lien
Term Loan B
5.152% due 12/22/24 (~)(Ê) 139 137
Change Healthcare Holdings LLC 1st
Lien Term Loan B
5.152% due 03/01/24 (~)(Ê) 146 145
Charter Communications Operating LLC
1st Lien Term Loan B
4.330% due 04/30/25 (~)(Ê) 158 158
CityCenter Holdings LLC Term Loan B
4.652% due 04/18/24 (~)(Ê) 32 32
CWGS Group LLC Term Loan
5.190% due 11/08/23 (~)(Ê) 68 63
Dell International LLC 1st Lien Term
Loan B
4.410% due 09/07/23 (~)(Ê) 49 48
Digicert Holdings, Inc. 1st Lien Term
Loan
6.402% due 10/31/24 (~)(Ê) 229 227
Edelman Financial Center LLC Term
Loan B1
5.644% due 07/19/25 (~)(Ê) 70 69
First Data Corp. 1st Lien Term Loan
4.404% due 04/26/24 (~)(Ê) 54 54
First Data Corp. Term Loan
4.404% due 07/10/22 (~)(Ê) 8 8
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.902% due 07/03/24 (~)(Ê) 10 10
Golden Nugget, Inc. 1st Lien Term Loan
B
5.149% due 10/04/23 (~)(Ê) 56 56
HC Group Holdings II, Inc. Term Loan B
0.000% due 05/21/26 (~)(Ê)(v) 90 90
HCA, Inc. Term Loan B10
4.330% due 03/07/25 (Ê) 98 98
Hilton Worldwide Finance LLC Term
Loan B2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.154% due 06/22/26 (Ê) 95 95
IHeartCommunications, Inc. Term Loan
0.000% due 05/01/26 (~)(Ê)(v) 110 110
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
5.402% due 07/31/24 (~)(Ê) 139 139
Jaguar Holding Co. II 1st Lien Term
Loan
4.902% due 08/18/22 (~)(Ê) 47 46
Level 3 Financing, Inc. Term Loan B
4.652% due 02/22/24 (~)(Ê) 220 217
LPL Holdings, Inc. Term Loan B
4.654% due 09/21/24 (~)(Ê) 20 20
MA Finance Co. LLC 1st Lien Term
Loan B
4.902% due 06/21/24 (~)(Ê) 4 4
McAfee LLC Term Loan B1
6.080% due 09/29/24 (~)(Ê) 50 50
MGM Growth Properties LLC 1st Lien
Term Loan B
4.402% due 04/25/23 (~)(Ê) 126 125
Michaels Stores, Inc. 1st Lien Term
Loan B
4.903% due 01/28/23 (~)(Ê) 78 76
MultiPlan, Inc. Term Loan B
5.080% due 05/25/23 (~)(Ê) 217 207
Panther BF Aggregator 2, LP Term Loan
B
5.902% due 03/14/26 (~)(Ê) 170 169
Party City Holdings, Inc. 1st Lien Term
Loan
4.910% due 08/19/22 (~)(Ê) 70 70
PCI Gaming Authority, Inc. Term Loan
5.402% due 05/15/26 (Ê) 90 90
Phoenix Guarantor Inc. Term Loan B1
6.921% due 03/05/26 (~)(Ê) 124 123
Post Holdings, Inc. Incremental Term
Loan B
4.404% due 05/24/24 (~)(Ê) 102 102
Prime Security Services Borrower LLC
Term Loan B1
5.152% due 05/02/22 (~)(Ê) 156 155
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.904% due 11/16/25 (~)(Ê) 189 188
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
5.152% due 02/05/23 (~)(Ê) 154 153
RPI Finance Trust Term Loan B
4.402% due 03/27/23 (~)(Ê) 59 60
Scientific Games International, Inc. 1st
Lien Term Loan B5
5.216% due 08/14/24 (~)(Ê) 214 211
Seattle SpinCo, Inc.1st Lien Term Loan
B3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.902% due 06/21/24 (~)(Ê) 26 25
Sprint Communications, Inc. 1st Lien
Term Loan B
4.938% due 02/02/24 (~)(Ê) 17 16
SS&C Technologies, Inc. 1st Lien Term
Loan B5
4.652% due 04/16/25 (~)(Ê) 208 207
Sungard Availability Services Capital,
Inc. Delayed Draw Term Loan
4.573% due 05/01/25 (Ê) 43 43
Sungard Availability Services Capital,
Inc. Term Loan
6.440% due 11/03/22 (~)(Ê) 124 114
TKC Holdings, Inc. 1st Lien Term Loan
6.160% due 02/01/23 (~)(Ê) 219 214
Trans Union LLC 1st Lien Term Loan B3
4.402% due 04/09/23 (~)(Ê) 46 46
UFC Holdings LLC 1st Lien Term Loan
5.660% due 04/30/26 (~)(Ê) 110 110
Univision Communications, Inc. Term
Loan C5
5.152% due 03/15/24 (~)(Ê) 145 138
UPC Financing Partnership 1st Lien
Term Loan AR
4.894% due 01/15/26 (~)(Ê) 74 74
Valeant Pharmaceuticals International,
Inc. Term Loan B
5.412% due 05/17/25 (~)(Ê) 93 93
VICI Properties, Inc. 1st Lien Term
Loan B
4.404% due 12/15/24 (~)(Ê) 26 26
Virgin Media Bristol LLC 1st Lien Term
Loan K
4.894% due 01/15/26 (~)(Ê) 157 156
VVC Holding Corp. Term Loan B
7.045% due 02/11/26 (~)(Ê) 170 169
Western Digital Corp. 1st Lien Term
Loan B4
4.152% due 04/29/23 (~)(Ê) 41 41
6,243
Mortgage-Backed Securities - 30.5%
A10 Securitization LLC
Series 2017-AA Class B1
0.071% due 05/15/36 (Þ) 961 950
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A
3.318% due 02/25/45 (Ê) 14 15
Banc of America Funding Trust
Series 2005-D Class A1
4.633% due 05/25/35 (~)(Ê) 324 342
Series 2006-6 Class 2A1
6.000% due 08/25/36 822 820
Bayview Commercial Asset Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-2A Class A1
2.674% due 07/25/37 (Ê)(Þ) 1,031 979
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.997% due 08/26/35 (~)(Ê)(Þ) 856 790
Series 2011-R11 Class 15A1
4.672% due 10/26/33 (~)(Ê)(Þ) 75 77
Series 2011-R11 Class 20A5
4.484% due 03/26/35 (~)(Ê)(Þ) 18 18
Bear Stearns ALT-A Trust
Series 2005-2 Class 1M1
3.236% due 03/25/35 (Ê) 875 856
Bear Stearns ARM Trust
Series 2004-3 Class 2A
4.017% due 07/25/34 (~)(Ê) 132 134
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 90 90
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 1,977 2,164
Series 2018-B5 Class A4
4.208% due 07/15/51 1,987 2,216
Series 2018-B7 Class A4
4.510% due 11/15/51 1,567 1,788
Series 2018-B8 Class A5
4.232% due 01/15/52 2,315 2,592
Blackstone Commercial Mortgage Trust
Series 2018-BIOA Class E
4.424% due 03/15/37 (Ê)(Þ) 1,575 1,581
BX Commercial Mortgage Trust
Series 2018-BIOA Class D
3.715% due 03/15/37 (Ê)(Þ) 790 790
Series 2018-IND Class G
4.444% due 11/15/35 (Ê)(Þ) 154 155
BX Trust
Series 2018-BILT Class C
3.120% due 05/15/35 (Ê)(Þ) 1,650 1,651
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 818 856
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
5.050% due 12/15/37 (Ê)(Þ) 987 996
Series 2019-LIFE Class G
5.644% due 12/15/37 (Ê)(Þ) 1,651 1,668
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.865% due 01/10/48 1,150 1,229
CHL Mortgage Pass-Through Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-3 Class 1A2
3.066% due 04/25/35 (Ê) 8 7
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 175
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Æ)(Ê)(Þ) 1,418 1,435
Series 2019-SST2 Class F
4.894% due 12/15/36 (Ê)(Þ) 430 430
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.913% due 05/25/35 (~)(Ê) 293 303
Series 2005-11 Class A2A
4.820% due 10/25/35 (Ê) 6 6
Series 2015-2 Class 5A1
2.740% due 03/25/47 (Ê)(Þ) 202 202
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Æ)(Þ) 195 209
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 211 212
Series 2013-CR9 Class ASB
3.834% due 07/10/45 699 720
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 205 217
Series 2015-LC19 Class A4
3.183% due 02/10/48 (Æ) 1,438 1,490
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 140 141
Series 2018-COR3 Class A3
4.228% due 05/10/51 2,944 3,266
Series 2019-521F Class A
3.380% due 06/15/34 (Ê)(Þ) 1,203 1,204
Series 2019-521F Class D
4.030% due 06/15/34 (Ê)(Þ) 899 900
Core Industrial Trust
Series 2019-CORE Class D
4.150% due 12/15/31 (Ê)(Þ) 1,520 1,522
Countrywide Alternative Loan Trust
Series 2007-16CB Class 1A5
2.886% due 08/25/37 (Ê) 451 345
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
8.093% due 07/15/32 (Ê)(Þ) 600 599
Series 2019-ICE4 Class A
3.374% due 05/15/36 (Ê)(Þ) 940 941
Series 2019-ICE4 Class E
4.613% due 05/15/36 (Ê)(Þ) 1,282 1,286
Credit Suisse Mortgage Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 1,173 1,173
Series 2018-PLUM Class A
5.720% due 08/15/20 (Ê)(Š)(Þ) 200 200
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/39 (~)(Ê)(Þ) 985 1,041
DBJPM Mortgage Trust
Series 2016-C3 Class A5
2.890% due 09/10/49 240 244
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.685% due 06/27/37 (~)(Ê)(Þ) 468 479
Fannie Mae
4.153% due 2020 1,347 1,369
5.500% due 2020 3 3
4.250% due 2021 395 407
4.283% due 2021 399 412
4.535% due 2021 1,158 1,181
2.500% due 2022 162 164
5.500% due 2022 28 29
2.000% due 2023 649 649
2.500% due 2024 298 302
4.500% due 2024 3 3
2.500% due 2025 226 228
4.500% due 2025 142 149
2.470% due 2026 1,085 1,085
3.030% due 2027 475 493
3.040% due 2027 825 863
2.000% due 2028 1,168 1,166
2.560% due 2028 370 371
3.625% due 2028 585 625
3.090% due 2029 100 105
3.160% due 2029 50 53
3.240% due 2029 90 95
3.260% due 2029 80 85
3.350% due 2029 20 21
3.540% due 2029 370 399
3.830% due 2029 490 539
3.500% due 2030 112 116
2.600% due 2031 375 370
5.000% due 2031 114 121
6.000% due 2032 21 24
3.000% due 2033 995 1,013
3.500% due 2033 745 773
5.000% due 2033 6 6
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2034 154 160
5.500% due 2034 18 20
4.500% due 2035 444 474
3.000% due 2037 89 90
5.500% due 2037 115 128
5.500% due 2038 493 547
6.000% due 2039 44 50
4.000% due 2040 297 315
5.500% due 2040 573 631
6.000% due 2040 132 149
4.000% due 2041 504 532
6.000% due 2041 141 160
3.500% due 2043 1,324 1,372
4.000% due 2044 1,009 1,078
3.500% due 2045 1,717 1,775
3.000% due 2046 554 562
3.500% due 2046 281 292
4.000% due 2046 1,599 1,684
4.500% due 2046 528 574
3.000% due 2047 908 924
3.500% due 2047 619 638
4.000% due 2047 1,802 1,879
4.500% due 2047 628 661
3.500% due 2048 944 970
4.000% due 2048 2,791 2,886
4.500% due 2048 4,497 4,708
5.000% due 2048 603 639
3.500% due 2049 8,183 8,378
4.000% due 2049 8,096 8,380
4.500% due 2049 4,108 4,292
4.000% due 2056 1,203 1,264
4.500% due 2056 304 325
5.500% due 2056 279 302
3.500% due 2057(Ê) 861 884
4.000% due 2057 162 171
4.500% due 2057 260 278
15 Year TBA(Ï)
2.500% 1,100 1,107
3.000% 1,100 1,121
3.500% 3,200 3,303
30 Year TBA(Ï)
3.000% 8,600 8,666
3.500% 5,385 5,505
4.000% 400 413
4.500% 11,665 12,189

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% 5,905 6,240
Fannie Mae Aces
Series 2014-M13 Class AB2
2.951% due 08/25/24 (~)(Ê) 33 34
Series 2016-M3 Class ASQ2
2.263% due 02/25/23 606 605
Series 2016-M6 Class AB2
2.395% due 05/25/26 984 993
Series 2016-M7 Class AV2
2.157% due 10/25/23 2,035 2,038
Series 2019-M1 Class A2
3.555% due 09/25/28 (~)(Ê) 70 76
Series 2019-M4 Class A2
3.610% due 02/25/31 90 98
Series 2019-M5 Class A2
3.273% due 01/25/29 150 158
Series 2019-M6 Class A2
3.450% due 01/01/29 170 181
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
5.086% due 05/25/24 (Ê) 881 911
Series 2014-C03 Class 1M2
5.486% due 07/25/24 (Ê) 636 667
Series 2014-C04 Class 1M2
7.116% due 11/25/24 (Ê) 844 930
Series 2016-C04 Class 1M2
6.760% due 01/25/29 (Ê) 50 54
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 164 188
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 10 11
Series 2005-24 Class ZE
5.000% due 04/25/35 211 228
Series 2012-35 Class SC
Interest Only STRP
4.015% due 04/25/42 (Ê) 24 4
Series 2012-55 Class PC
3.500% due 05/25/42 700 731
Series 2013-54 Class BS
Interest Only STRIP
3.665% due 06/25/43 (Ê) 104 21
Series 2013-124 Class SB
Interest Only STRIP
3.465% due 12/25/43 (Ê) 116 21
Series 2016-23 Class ST
Interest Only STRIP
3.515% due 11/25/45 (Ê) 391 80
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-61 Class BS
Interest Only STRIP
3.615% due 09/25/46 (Ê) 338 51
Series 2017-76 Class SB
Interest Only STRIP
3.615% due 10/25/57 (Ê) 375 68
Series 2017-85 Class SC
Interest Only STRIP
3.715% due 11/25/47 (Ê) 73 12
FDIC Trust
Series 2010-R1 Class A
2.184% due 05/25/50 (Þ) 38 38
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 903 916
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 525 530
Freddie Mac
3.500% due 2030 118 123
4.500% due 2034 160 170
3.000% due 2038 182 184
5.500% due 2038 360 404
6.000% due 2038 79 89
5.000% due 2040 230 250
4.000% due 2041 1,260 1,338
4.500% due 2041 231 249
5.500% due 2041 243 268
3.500% due 2043 969 1,012
4.000% due 2044 599 634
3.500% due 2045 1,655 1,724
4.000% due 2045 1,251 1,312
3.000% due 2046 310 316
4.000% due 2046 1,438 1,513
4.500% due 2046 227 241
3.000% due 2047 1,154 1,177
4.000% due 2047 395 413
3.500% due 2048 1,454 1,491
4.000% due 2048 6,511 6,741
4.500% due 2048 3,390 3,553
5.000% due 2048 708 751
3.000% due 2049 1,379 1,391
3.500% due 2049 5,625 5,753
4.000% due 2049 393 407
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,530 1,552
Series 2013-K029 Class A2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.320% due 02/25/23 (~) 1,450 1,510
Series 2015-K045 Class A2
3.023% due 01/25/25 1,020 1,060
Series 2015-K046 Class A2
3.205% due 03/25/25 400 420
Series 2016-K052 Class A2
3.151% due 11/25/25 1,110 1,165
Series 2016-K053 Class A2
2.995% due 12/25/25 390 406
Series 2016-K058 Class X1
Interest Only STRIP
0.930% due 08/25/26 (~)(Ê) 4,113 233
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 329 350
Series 2018-K074 Class A2
3.600% due 01/25/28 3,204 3,473
Series 2019-K091 Class A2
3.505% due 03/25/29 190 206
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 73 82
Series 2006-R007 Class ZA
6.000% due 05/15/36 233 267
Series 2010-3632 Class PK
5.000% due 02/15/40 152 165
Series 2010-3653 Class B
4.500% due 04/15/30 234 252
Series 2011-3973 Class SA
Interest Only STRIP
4.017% due 12/15/41 (Ê) 357 74
Series 2012-4010 Class KM
3.000% due 01/15/42 122 125
Series 2018-4813 Class CJ
3.000% due 08/15/48 166 168
Freddie Mac Strips
Series 2014-334 Class S7
Interest Only STRIP
3.627% due 08/15/44 (Ê) 169 34
Series 2016-353 Class S1
Interest Only STRIP
3.527% due 12/15/46 (Ê) 77 13
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
6.236% due 09/25/24 (Ê) 522 569
Series 2015-DN1 Class M3
6.627% due 01/25/25 (Ê) 731 768
Series 2015-DNA2 Class M2
5.077% due 12/25/27 (Ê) 209 211
Series 2015-DNA3 Class M3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.916% due 04/25/28 (Ê) 1,330 1,478
Series 2015-DNA3 Class M3F
6.186% due 04/25/28 (Ê) 760 839
Series 2015-HQA2 Class M2
5.286% due 05/25/28 (Ê) 386 391
Series 2017-DNA2 Class B1
7.022% due 10/25/29 (Ê) 510 581
Series 2017-DNA2 Class M2
5.936% due 10/25/29 (Ê) 440 470
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.883% due 07/25/46 (~)(Ê) 107 106
Ginnie Mae I
2.140% due 2023 347 343
2.730% due 2032 411 411
3.000% due 2042 511 523
3.500% due 2048 89 93
Ginnie Mae II
3.000% due 2042 88 90
3.500% due 2044 99 103
3.500% due 2045 39 41
3.000% due 2046 384 393
3.000% due 2047 4,168 4,264
3.500% due 2047 352 364
4.000% due 2047 809 843
3.000% due 2048 726 742
4.000% due 2048 273 284
4.500% due 2048 86 89
4.500% due 2049 4,449 4,659
5.000% due 2049 490 513
5.500% due 2049 3,391 3,582
30 Year TBA(Ï)
3.000% 1,300 1,328
3.500% 4,700 4,854
4.000% 2,400 2,488
4.500% 160 167
Ginnie Mae REMICS
Series 2012-135
Interest Only STRIP
0.615% due 01/16/53 (~)(Ê) 1,837 66
Series 2013-53
Interest Only STRIP
3.500% due 04/20/43 784 98
Series 2016-21 Class ST
Interest Only STRIP
5.638% due 02/20/46 (Ê) 246 42
Series 2016-51 Class NS

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
5.518% due 04/20/46 (Ê) 118 20
Series 2018-130 Class A
3.250% due 05/16/59 50 50
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 393 400
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
3.281% due 09/15/31 (Ê)(Þ) 490 489
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.377% due 05/10/45 992 1,009
Series 2013-GC14 Class AAB
3.817% due 08/10/46 391 402
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 253
Series 2016-GS2 Class A4
3.050% due 05/10/49 (Æ) 1,342 1,380
Series 2019-SOHO Class A
3.350% due 06/15/36 (Ê)(Þ) 630 630
Hawaii Hotel Trust
Series 2019-MAUI Class C
4.044% due 05/15/38 (Ê)(Þ) 940 941
Hilton USA Trust
Series 2016-HHV Class D
4.194% due 11/05/38 (~)(Ê)(Þ) 1,240 1,283
Series 2016-HHV Class E
4.194% due 11/05/38 (~)(Ê)(Þ) 600 607
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 226
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,228
Hospitality Mortgage Trust
Series 2019-HIT Class D
4.394% due 11/15/26 (Ê)(Þ) 1,495 1,499
IndyMac Index Mortgage Loan Trust
Series 2006-AR2 Class 1A1A
2.650% due 04/25/46 (Ê) 749 702
Series 2006-AR2 Class 1A1B
2.696% due 04/25/46 (Ê) 562 526
Series 2007-FLX3 Class A1
2.726% due 06/25/37 (Ê) 216 214
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.462% due 07/15/41 (~)(Ê) 55 55
Series 2015-MAR7 Class E
5.962% due 06/05/32 (Þ) 500 503
Series 2016-NINE Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.854% due 10/06/38 (~)(Ê)(Þ) 394 400
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 312 316
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 601 610
Series 2017-2 Class A5
3.500% due 05/25/47 (~)(Ê)(Þ) 463 470
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 2,457 2,456
Series 2017-3 Class 1A5
3.500% due 08/25/47 (~)(Ê)(Þ) 811 823
Series 2017-6 Class A5
3.500% due 12/25/48 (~)(Ê)(Þ) 379 385
Series 2018-3 Class A1
3.500% due 04/25/48 (~)(Ê)(Þ) 672 677
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 260 263
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 770 779
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 876 885
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 2,128 2,152
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 555 562
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 2,297 2,339
Series 2018-9 Class A15
4.000% due 09/25/48 (~)(Ê)(Þ) 339 343
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 783 791
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class F
5.350% due 11/15/40 (~)(Ê) 232 234
Series 2007-C6 Class AM
6.114% due 07/15/40 (~)(Ê) 3 3
LSTAR Securities Investment, Ltd.
Series 2019-4 Class A1
3.940% due 05/01/24 (Ê)(Þ) 463 463
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 186 119
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 185 119
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C26 Class A3
3.211% due 10/15/48 875 902
Series 2016-C31 Class A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.511% due 11/15/21 240 238
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 115 117
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 200 213
Series 2016-UBS9 Class A4
3.594% due 03/15/49 205 217
Series 2018-BOP Class E
4.423% due 06/15/35 (Ê)(Þ) 1,732 1,732
Series 2018-SUN Class E
4.423% due 07/15/35 (Ê)(Þ) 1,955 1,965
Series 2019-BPR Class A
3.794% due 05/15/36 (Ê)(Þ) 350 350
Series 2019-PLND Class A
3.500% due 05/15/36 (Ê)(Þ) 1,613 1,613
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,500 1,532
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê)(Þ) 8,761 238
Series 2017-237P Class XB
Interest Only STRIP
0.050% due 09/13/39 (~)(Ê)(Þ) 5,418 39
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 255 263
Nomura Resecuritization Trust
Series 2015-4R Class 1A14
2.670% due 03/26/47 (Ê)(Þ) 1,290 965
NYT Mortgage Trust
Series 2019-NYT Class A
3.594% due 11/15/35 (Ê)(Þ) 2,451 2,461
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 217 226
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 500 519
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 595 607
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
4.479% due 03/27/24 (Ê)(Þ) 413 413
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.834% due 01/13/32 (~)(Æ)(Ê)(Þ) 200 209
Residential Accredit Loans, Inc.
Series 2006-QO7 Class 2A1
3.247% due 09/25/46 (Ê) 971 887
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
2.936% due 02/25/34 (Ê) 21 19
Sequoia Mortgage Trust
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 1,543 1,481
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 595 601
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
4.249% due 06/25/36 (~)(Ê) 1,261 1,032
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
3.133% due 11/11/34 (Ê)(Þ) 243 243
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.148% due 08/25/33 (~)(Ê) 58 59
Series 2004-AR4 Class A6
4.124% due 06/25/34 (~)(Ê) 544 551
Series 2005-10 Class 3CB1
6.000% due 11/25/35 893 842
Series 2005-AR9 Class A1A
3.126% due 07/25/45 (Ê) 309 316
Series 2005-AR11 Class A1A
2.806% due 08/25/45 (Ê) 583 586
Series 2006-AR1 Class 2A1A
3.467% due 01/25/46 (Ê) 391 400
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 1,864 1,925
Series 2017-RB1 Class XA
Interest Only STRIP
1.288% due 03/15/50 (~)(Ê) 1,964 156
Wells Fargo Mortgage-Backed Securities
Trust
Series 2004-P Class 2A1
4.637% due 09/25/34 (~)(Ê) 95 98
Series 2006-AR2 Class 2A1
4.954% due 03/25/36 (~)(Ê) 358 368
Series 2006-AR5 Class 1A1
5.079% due 04/25/36 (~)(Ê) 1,262 1,293
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.874% due 06/20/44 (~)(Ê)(Þ) 616 627
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 452 477
280,321
Municipal Bonds - 0.1%

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 342 411
7.055% due 04/01/57 323 409
820
Non-US Bonds - 4.1%
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 5,600 97
Australia Government International
Bond
Series 133
1.087% due 03/24/23 (Ê) AUD 1,629 1,335
Series 140
4.500% due 04/21/33 AUD 176 170
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 276 314
Series NTNF
1.850% due 10/02/20 BRL 3,442 1,012
10.000% due 01/01/21 BRL 4,005 1,101
10.000% due 01/01/23 BRL 3,238 928
10.000% due 01/01/27 BRL 165 49
Canadian Government International
Bond
0.750% due 09/01/21 CAD 1,019 767
0.184% due 12/27/23 (Ê) CAD 1,593 1,221
0.658% due 06/01/25 (Ê) CAD 1,142 913
1.000% due 06/01/27 CAD 1,250 923
Colombian TES
Series B
6.000% due 04/28/28 COP 2,832,000 885
Indonesia Treasury Bond
Series FR68
5.100% due 05/15/23 IDR 9,470,000 711
Series FR77
8.125% due 05/15/24 IDR 9,012,000 671
Series FR78
8.250% due 05/15/29 IDR 12,071,000 906
Japan 10 Year Government International
Bond
Series 348
10.000% due 09/20/27 JPY 119,750 1,142
Malaysia Government International Bond
Series 0111
4.160% due 07/15/21 MYR 150 37
Series 0114
5.000% due 06/15/29 MYR 540 135
Series 0116
3.800% due 08/17/23 MYR 3,100 760
Series 0117
3.882% due 03/10/22 MYR 428 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 0215
3.795% due 09/30/22 MYR 1,275 312
Series 0218
3.757% due 04/20/23 MYR 4,616 1,130
Series 0314
3.000% due 09/30/21 MYR 610 150
Series 0315
3.659% due 10/15/20 MYR 3,222 784
Series 0517
0.805% due 02/15/21 MYR 432 105
Series 0613
3.889% due 07/31/20 MYR 230 56
Mexican Bonos
Series M 20
6.000% due 12/05/24 MXN 8,310 483
7.000% due 06/03/27 MXN 22,058 1,147
Series M 30
10.000% due 11/20/36 MXN 26,257 1,660
8.500% due 11/18/38 MXN 9,100 507
Series M
6.500% due 06/10/21 MXN 740 38
4.500% due 05/29/31 MXN 2,940 155
3.630% due 09/29/36 MXN 65,707 3,394
8.000% due 11/07/47 MXN 4,880 258
Norway Government International Bond
Series 475
0.185% due 05/24/23 (Þ) NOK 10,613 1,280
Series 476
3.000% due 03/14/24 (Þ) NOK 3,816 482
Series 478
1.500% due 02/19/26 (Þ) NOK 1,927 228
Series 479
1.750% due 02/17/27 (Þ) NOK 902 109
Series 480
2.000% due 04/26/28 (Þ) NOK 1,857 228
Peru Government International Bond
6.900% due 09/18/20 PEN 2,191 777
4.446% due 09/25/45 PEN 4,007 1,322
Poland Government International Bond
Series 0725
3.250% due 07/25/25 PLN 1,427 406
Series 0922
5.750% due 09/23/22 PLN 2,351 708
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 811
Series 6212
7.050% due 01/19/28 RUB 8,430 132
Series 6219

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 09/16/26 RUB 31,660 514
Series 6224
6.900% due 05/23/29 RUB 19,710 303
Series 6228
7.650% due 04/10/30 RUB 37,350 605
Singapore Government International
Bond
2.000% due 07/01/20 SGD 464 344
2.250% due 06/01/21 SGD 963 720
1.250% due 10/01/21 SGD 250 183
3.125% due 09/01/22 SGD 569 439
5.250% due 06/05/23 SGD 874 671
3.000% due 09/01/24 SGD 1,016 794
2.375% due 06/01/25 SGD 400 304
2.125% due 06/01/26 SGD 1,447 1,085
4.500% due 03/01/27 SGD 1,341 1,102
37,908
United States Government Treasuries - 21.5%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 10,064 9,969
0.125% due 01/15/22 926 920
0.375% due 07/15/23 11,947 12,044
0.375% due 07/15/25 6,651 6,724
3.375% due 04/15/32 6,038 8,272
2.125% due 02/15/40 2,417 3,094
1.375% due 02/15/44 (Ê) 417 473
1.000% due 02/15/46 1,003 1,051
0.875% due 02/15/47 4,313 4,396
1.000% due 02/15/49 1,980 2,095
United States Treasury Notes
1.375% due 05/31/21 10,195 10,116
1.125% due 06/30/21 14,415 14,234
1.625% due 06/30/21 4,450 4,438
2.520% due 09/01/21 1,275 1,711
1.750% due 10/14/21 22,840 22,843
1.250% due 10/31/21 2,990 2,956
5.300% due 07/01/22 1,400 1,625
1.250% due 07/31/23 5,530 5,422
2.250% due 04/30/24 30 31
2.000% due 05/31/24 245 248
2.250% due 11/15/24 1,600 1,637
2.000% due 02/15/25 4,370 4,412
2.125% due 05/15/25 3,210 3,262
2.000% due 08/15/25 4,273 4,312
3.000% due 10/31/25 800 855
2.250% due 11/15/25 2,795 2,861
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 02/15/26 3,268 3,218
1.625% due 05/15/26 2,170 2,134
1.500% due 08/15/26 3,222 3,138
2.375% due 05/15/27 2,275 2,351
2.250% due 08/15/27 850 870
2.250% due 11/15/27 3,230 3,305
2.750% due 02/15/28 615 654
0.550% due 08/15/28 837 1,083
2.625% due 02/15/29 9,530 10,044
2.375% due 05/15/29 7,360 7,601
3.750% due 11/15/43 (Ê) 1,775 2,183
3.125% due 08/15/44 645 719
2.500% due 02/15/45 1,390 1,383
2.875% due 08/15/45 4,920 5,253
3.000% due 11/15/45 1,552 1,696
3.000% due 05/15/47 1,435 1,570
2.750% due 08/15/47 1,675 1,746
2.750% due 11/15/47 2,445 2,549
3.000% due 02/15/48 4,720 5,163
3.125% due 05/15/48 160 179
3.000% due 08/15/48 3,990 4,369
3.000% due 02/15/49 4,545 4,985
2.875% due 05/15/49 1,120 1,200
197,394
Total Long-Term Investments
(cost $781,407) 802,693
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Š)
80,000
—
Total Common Stocks
(cost $—) —
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar 1 Year Mid-
Curve Options
Merrill Lynch Dec 2019 98.00
Call (72) USD 17,640 (ÿ) 90
Total Options Purchased
(cost $29) 90
Short-Term Investments - 16.6%
ABB Treasury Center, Inc.
8.350% due 07/01/19 (Þ) 220 227
Altria Group, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 08/06/19 434 437
Ambac Assurance Corp.
5.100% due 06/07/20 (Þ) 1 1
America Movil SAB de CV
5.000% due 01/10/20 (Ê) 100 102
American Express Credit Corp.
2.375% due 05/26/20 80 80
Amgen, Inc.
2.125% due 05/01/20 20 20
Anthem, Inc.
3.700% due 07/08/19 40 41
Apache Corp.
4.000% due 07/08/19 130 127
Argentina POM Politica Monetaria
Series POM
63.705% due 06/21/20 (Ê) ARS 450 11
Athene Global Funding
2.750% due 04/20/20 (Þ) 110 110
Australia Government International
Bond
Series 126
4.500% due 04/15/20 (Ê) AUD 854 616
BHP Billiton Finance USA, Ltd.
5.000% due 05/19/20 170 212
Boeing Co. (The)
4.875% due 05/27/20 (Ê) 100 101
Colombian Titulos de Tesoreria
Series B
10.000% due 06/09/20 COP 10,396,200 3,916
Daimler Finance NA LLC
1.750% due 10/30/19 (Þ) 635 633
2.300% due 01/06/20 (Þ) 830 829
Delta Air Lines Pass-Through Trust
Series 2002-1 Class G-1
1.450% due 01/22/20 72 77
Devon Energy Corp.
0.400% due 02/18/20 (Ê) 110 112
Exelon Generation Co. LLC
2.100% due 10/14/19 250 278
Fannie Mae
4.000% due 01/01/20 1 1
Federal Home Loan Bank
2.125% due 02/11/20 70 70
Ford Motor Co.
4.750% due 09/25/19 (Ê) 10 9
Fresenius Medical Care US Finance II,
Inc.
4.020% due 07/14/19 (Þ) 236 252
General Electric Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series GMTN
5.500% due 01/08/20 10 10
Georgia Power Co.
1.050% due 07/26/19 250 253
Glencore Funding LLC
2.875% due 04/16/20 (Þ) 20 20
Goldman Sachs Group, Inc. (The)
Series D
6.000% due 06/15/20 150 155
Jackson National Life Global Funding
2.882% due 04/27/20 (Ê)(Þ) 2,470 2,473
JPMorgan Chase & Co.
2.750% due 06/23/20 385 387
Kroger Co. (The)
1.400% due 10/28/19 20 21
Malaysia Government International Bond
Series 0414
4.600% due 10/31/19 MYR 1,060 257
Series 0902
4.378% due 11/29/19 (Ê) MYR 220 54
Mexican Bonos
Series M
8.000% due 06/11/20 MXN 18,400 960
Morgan Stanley
5.625% due 09/23/19 200 201
Series GMTN
3.750% due 10/31/19 380 397
Navient Corp.
Series MTN
8.000% due 03/25/20 70 72
Northwest Airlines Pass-Through Trust
Series 07-1
7.027% due 11/01/19 331 336
PacifiCorp
5.750% due 02/13/20 (Ê) 197 253
Philip Morris International, Inc.
1.875% due 11/01/19 170 170
2.000% due 02/21/20 1,105 1,102
Reliance Standard Life Global Funding
II
2.500% due 01/15/20 (Þ) 405 405
Reynolds American, Inc.
3.250% due 06/12/20 40 40
Class B
6.875% due 05/01/20 190 197
Roche Holdings, Inc.
2.430% due 08/10/19 (Þ) 241 244
Royal Bank of Scotland Group PLC
6.400% due 10/21/19 180 182

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santander PLC
2.375% due 03/16/20 40 40
Shell International Finance BV
4.375% due 03/25/20 10 10
Sherwin-Williams Co. (The)
2.250% due 05/15/20 330 329
Sumitomo Mitsui Banking Corp.
2.540% due 07/29/19 (ç)(ž) 1,880 1,880
Teachers Insurance & Annuity
Association of America
4.900% due 08/01/19 (Þ) 240 281
Telefonica Emisiones SA
5.134% due 04/27/20 40 41
Teva Pharmaceutical Finance
Netherlands III BV
1.700% due 07/19/19 30 30
U.S. Cash Management Fund(@) 55,403,600(∞) 55,425
United States Treasury Bills
2.075% due 08/15/19 (ç)(ž) 4,515 4,503
2.092% due 09/12/19 (ç)(ž) 4,400 4,382
2.123% due 10/10/19 (ç)(ž) 4,370 4,344
2.094% due 11/07/19 (ç)(ž) 4,559 4,525
2.068% due 12/05/19 (ç)(ž) 5,319 5,272
2.093% due 12/19/19 (ç)(ž) 23,985 23,752
0.000% due 01/02/20 (ç)(ž) 6,928 6,856
United States Treasury Inflation Indexed
Bonds
1.375% due 01/15/20 7,503 7,487
United States Treasury Notes
0.233% due 12/31/19 (ž) 5,400 5,394
(0.345)% due 04/30/20 (ž) 3,995 4,007
0.632% due 05/31/20 (ž) 7,551 7,507
Westpac Banking Corp.
2.300% due 05/26/20 10 10
Williams Cos., Inc. (The)
5.250% due 03/15/20 40 41
6.700% due 06/24/20 130 171
Total Short-Term Investments
(cost $152,308) 152,738
Total Investments 104.1%
(identified cost $933,744) 955,521
Other Assets and Liabilities,
Net - (4.1%)
(37,494)
Net Assets - 100.0%
918,027

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
16.9%
1011778 BC ULC / New Red Finance, Inc. 03/15/19 70,000 99 .09 69
71
A10 Securitization LLC 06/23/17 961,000 100 .00 961
950
ABB Treasury Center, Inc. 03/05/19 220,000 101 .83 224
227
ABN AMRO Bank NV 03/05/19 227,000 99 .39 226
228
Abu Dhabi Government International Bond 10/03/17 200,000 99 .78 200
201
ACE Securities Corp. Mortgage Loan Trust 03/08/17 560,856 93 .52 525
534
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 88 .86 225
245
Alcoa Nederland Holding BV 09/28/17 200,000 108 .59 217
211
Alimentation Couche-Tard, Inc. 09/19/17 220,000 100 .98 222
224
ALROSA Finance SA 11/01/18 198,000 104 .49 207
210
Ambac Assurance Corp. 02/09/17 881 161 .72 1
1
Ambac LSNI LLC 02/09/17 4,296,116 98 .71 4,348
4,367
American Tower Trust #1 01/05/17 270,000 100 .00 270
274
Anglo American Capital PLC 09/06/17 200,000 99 .96 200
204
Apollo Management Holdings, LP 05/24/16 245,000 99 .94 245
257
Apollo Management Holdings, LP 02/26/18 165,000 99 .71 165
171
Apollo Management Holdings, LP 03/08/18 305,000 99 .52 304
320
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 340,000 100 .00 340
344
Athene Global Funding 04/17/17 110,000 99 .95 110
110
Athene Global Funding 06/12/19 225,000 100 .72 227
228
Avis Budget Rental Car Funding  LLC 04/16/19 600,000 100 .41 602
618
Banco de Bogota SA 09/22/17 223,000 100 .84 225
229
Bangkok Bank PCL 11/09/18 219,000 99 .34 218
227
Banistmo SA 12/07/17 250,000 100 .35 251
251
Basell Finance Co. BV 02/15/19 186,000 120 .20 224
236
Bausch Health Cos., Inc. 12/04/17 50,000 101 .20 51
56
Bayer US Finance II LLC 06/19/18 624,000 100 .08 625
632
Bayer US Finance II LLC 08/14/18 370,000 89 .18 330
336
Bayer US Finance LLC 06/18/18 643,000 96 .89 623
646
Bayview Commercial Asset Trust 10/26/17 1,031,014 95 .91 989
979
BBVA Bancomer SA 06/03/19 258,000 104 .55 270
271
BCAP LLC Trust 11/26/13 75,396 103 .53 78
77
BCAP LLC Trust 03/10/14 17,911 104 .30 19
18
BCAP LLC Trust 07/21/16 855,585 74 .89 641
790
BCAP LLC Trust 03/20/17 655,350 85 .44 560
628
BCAP LLC Trust 03/20/17 1,039,916 85 .46 889
997
Beacon Escrow Corp. 10/30/17 20,000 101 .13 20
20
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 891,938 99 .72 889
885
Blackstone Commercial Mortgage Trust 03/02/18 1,575,000 99 .44 1,566
1,581
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 30,000 102 .06 31
30
BMW US Capital LLC 03/20/18 20,000 97 .14 19
20
BMW US Capital LLC 05/01/19 266,000 100 .65 268
268
BNP Paribas SA 05/29/18 200,000 95 .06 190
206
BNP Paribas SA 08/07/18 200,000 99 .50 199
217
BNP Paribas SA 01/03/19 260,000 100 .00 260
279
BNP Paribas SA 01/03/19 400,000 100 .38 402
458
Braskem Netherlands Finance BV 10/04/17 285,000 99 .35 283
286
Bristol-Myers Squibb 05/07/19 190,000 100 .13 190
197
Bristol-Myers Squibb 05/07/19 455,000 99 .18 451
476
Bristol-Myers Squibb 05/07/19 530,000 99 .62 528
541
Bristol-Myers Squibb 05/07/19 90,000 99 .74 90
91
Broadcom, Inc. 03/29/19 385,000 99 .28 382
390
Broadcom, Inc. 03/29/19 365,000 99 .90 365
367
Broadcom, Inc. 06/18/19 250,000 100 .36 251
256

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
BX Commercial Mortgage Trust 03/05/19 154,304 100 .49 155
155
BX Commercial Mortgage Trust 04/18/19 790,000 100 .06 790
790
BX Trust 06/01/18 1,650,000 100 .00 1,650
1,651
BXP Trust 10/30/17 818,000 100 .74 824
856
CAL Funding III, Ltd. 06/28/17 632,800 99 .99 633
647
CAMB Commercial Mortgage Trust 01/25/19 1,651,000 100 .00 1,651
1,668
CAMB Commercial Mortgage Trust 01/25/19 987,000 100 .14 988
996
Canadian Oil Sands, Ltd. 04/25/16 680,000 99 .60 677
704
Cantor Fitzgerald, LP 04/24/19 360,000 99 .71 359
371
Capital Auto Receivables Asset Trust 09/10/18 15,114 99 .95 15
15
CCO Holdings LLC / CCO Holdings Capital Corp. 04/13/15 50,000 100 .00 50
51
CCO Holdings LLC / CCO Holdings Capital Corp. 06/13/16 110,000 101 .36 111
114
CCO Holdings LLC / CCO Holdings Capital Corp. 08/14/18 20,000 95 .51 19
21
Cedar Funding, Ltd. 07/03/18 1,600,000 100 .00 1,599
1,591
Centene Corp. 08/24/18 20,000 103 .29 21
21
Cigna Corp. 09/06/18 60,000 100 .00 60
61
Cigna Corp. 09/06/18 260,000 100 .88 262
280
Cigna Corp. 09/06/18 295,000 101 .26 298
313
Cigna Corp. 09/06/18 1,950,000 99 .95 1,948
1,969
Cigna Corp. 09/06/18 150,000 99 .96 150
156
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102 .62 174
175
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0 .99 1,401
1,435
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100 .00 430
430
Citigroup Mortgage Loan Trust, Inc. 02/01/17 201,558 97 .74 197
202
CK Hutchison International (17) (II), Ltd. 01/02/19 225,000 98 .77 222
224
Commercial Mortgage Trust 01/22/16 195,000 1 .06 207
209
Commercial Mortgage Trust 02/17/16 205,000 103 .80 213
217
Commercial Mortgage Trust 07/25/16 140,000 102 .35 143
141
Commercial Mortgage Trust 11/21/16 211,000 100 .82 213
212
Commercial Mortgage Trust 06/05/19 1,203,000 100 .00 1,203
1,204
Commercial Mortgage Trust 06/05/19 899,000 100 .00 899
900
Commonwealth Bank of Australia 06/14/16 30,000 100 .96 30
30
Commonwealth Bank of Australia 07/06/17 30,000 99 .64 30
32
CommScope Technologies LLC 03/02/17 30,000 100 .00 30
26
Core Industrial Trust 03/01/19 1,520,000 100 .00 1,520
1,522
Cott Holdings, Inc. 03/08/17 60,000 100 .00 60
61
Cox Communications, Inc. 05/31/17 435,000 107 .97 470
509
Cox Communications, Inc. 05/15/18 290,000 97 .84 284
296
Credit Suisse Mortgage Capital Certificates 06/20/17 600,000 99 .56 597
599
Credit Suisse Mortgage Capital Certificates 05/28/19 940,000 100 .00 940
941
Credit Suisse Mortgage Capital Certificates 05/28/19 1,282,000 100 .00 1,282
1,286
Credit Suisse Mortgage Trust 06/26/18 1,173,176 97 .63 1,145
1,173
Credit Suisse Mortgage Trust 09/19/18 200,000 100 .00 200
200
DAE Funding LLC 11/01/18 40,000 100 .00 40
42
Daimler Finance NA LLC 10/26/16 635,000 99 .96 635
633
Daimler Finance NA LLC 01/03/17 830,000 99 .99 830
829
Daimler Finance NA LLC 04/30/18 1,285,000 99 .93 1,283
1,303
Danone SA 10/26/16 690,000 100 .00 690
685
Danone SA 04/22/19 270,000 97 .89 264
271
Danske Bank A/S 01/11/19 200,000 99 .76 200
209
Danske Bank A/S 03/11/19 450,000 104 .12 469
486
DBGS Mortgage Trust 04/03/19 985,000 101 .44 999
1,041
Dell International LLC / EMC Corp. 05/17/16 280,000 100 .89 283
288
Dell International LLC / EMC Corp. 10/06/16 285,000 120 .49 343
360
Dell International LLC / EMC Corp. 10/18/16 100,000 107 .71 108
106

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 468,387 100 .64 471
479
Deutsche Telekom International Finance BV 05/02/18 251,000 97 .03 244
248
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 03/06/18 155,000 121 .08 188
190
Dividend Solar Loans LLC 06/28/19 390,000 99 .98 390
390
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100 .00 1,229
1,228
ECAF, Ltd. 08/09/18 321,032 99 .22 319
323
Ecuador Government International Bond 01/18/18 200,000 100 .00 200
198
EMD Finance LLC 04/22/19 272,000 98 .15 267
278
Empresa Electrica Angamos SA 09/22/17 190,421 102 .19 195
199
Enel Finance International NV 01/05/18 250,000 98 .08 245
246
Enel Finance International NV 09/11/18 810,000 99 .43 805
869
Eni SpA 09/05/18 470,000 99 .54 468
490
Equate Petrochemical BV 10/27/16 200,000 99 .06 198
209
Farmers Exchange Capital III 06/29/15 220,000 97 .88 215
238
FDIC Trust 06/08/12 37,561 103 .66 39
38
First Data Corp. 06/13/16 140,000 101 .58 142
143
Flagstar Mortgage Trust 10/26/17 903,174 101 .42 916
916
Flagstar Mortgage Trust 04/13/18 525,457 98 .60 518
530
Fox Corp. 01/15/19 60,000 100 .00 60
64
Fox Corp. 01/15/19 110,000 101 .26 111
123
Fox Corp. 01/17/19 110,000 105 .90 116
130
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 103 .04 113
117
Fresenius Medical Care US Finance II, Inc. 09/19/17 236,000 107 .56 254
252
Gazprom OAO Via Gaz Capital SA 02/01/19 209,000 105 .05 220
226
Glencore Funding LLC 10/12/16 40,000 101 .19 40
42
Glencore Funding LLC 09/13/17 250,000 100 .64 252
252
Glencore Funding LLC 03/21/18 20,000 99 .72 20
20
Glencore Funding LLC 01/16/19 60,000 94 .09 56
60
Glencore Funding LLC 03/05/19 330,000 100 .02 330
342
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,860,000 100 .04 1,860
1,859
Grace Mortgage Trust 05/19/17 393,000 103 .43 406
400
GS Mortgage Securities Corp. II 06/06/18 490,000 100 .00 490
489
GS Mortgage Securities Trust 07/20/16 235,000 112 .15 264
253
GS Mortgage Securities Trust 05/31/19 630,000 100 .00 630
630
Hanesbrands, Inc. 08/10/18 10,000 97 .95 10
10
Hanesbrands, Inc. 08/13/18 30,000 96 .71 29
31
Hawaii Hotel Trust 05/16/19 940,000 100 .00 940
941
Hertz Vehicle Financing II, LP 01/10/19 785,000 98 .12 770
785
Hertz Vehicle Financing II, LP 01/29/19 935,000 100 .06 936
959
Hilton USA Trust 11/22/16 1,840,000 88 .78 1,674
1,890
Hilton USA Trust 05/26/17 226,000 99 .70 225
226
HMH Trust 06/09/17 1,170,000 99 .99 1,170
1,228
Horizon Aircraft Finance I, Ltd. 11/16/18 877,600 100 .00 878
909
Hospitality Mortgage Trust 05/16/19 1,495,000 100 .00 1,495
1,499
Hyundai Capital America 01/02/19 224,000 98 .98 222
224
ICICI Bank, Ltd. 09/06/18 252,000 94 .63 238
257
ING Bank NV 04/28/17 735,000 108 .25 796
813
Intesa Sanpaolo SpA 07/10/17 200,000 99 .90 200
198
Intesa Sanpaolo SpA 01/05/18 200,000 99 .81 200
199
Intesa Sanpaolo SpA 04/22/19 287,000 91 .89 264
274
Inversiones CMPC SA 09/22/17 214,000 103 .44 221
221
Jackson National Life Global Funding 04/23/18 2,470,000 100 .00 2,470
2,473
JBS Investments GmbH 02/08/17 445,000 98 .85 440
454
JPMorgan Chase Commercial Mortgage Securities Trust 08/04/16 500,000 97 .77 489
503
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 394,000 98 .87 390
400

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
JPMorgan Mortgage Trust 03/30/17 311,680 102 .59 320
316
JPMorgan Mortgage Trust 05/22/17 463,163 102 .48 475
470
JPMorgan Mortgage Trust 08/09/17 810,737 102 .63 832
823
JPMorgan Mortgage Trust 10/26/17 600,894 101 .08 607
610
JPMorgan Mortgage Trust 03/23/18 671,584 98 .60 662
677
JPMorgan Mortgage Trust 04/25/18 1,904,935 98 .84 1,888
1,927
JPMorgan Mortgage Trust 08/16/18 2,852,870 100 .50 2,863
2,901
JPMorgan Mortgage Trust 09/20/18 339,289 100 .55 341
343
JPMorgan Mortgage Trust 01/18/19 782,656 100 .71 788
791
JPMorgan Mortgage Trust 03/06/19 2,507,221 100 .44 2,510
2,537
JPMorgan Mortgage Trust 03/08/19 2,457,294 98 .05 2,409
2,456
KazMunayGas National Co. JSC 04/17/18 200,000 100 .00 200
221
KKR Group Finance Co. II LLC 02/20/15 10,000 109 .82 11
12
KKR Group Finance Co. III LLC 03/11/15 175,000 100 .35 176
194
Korea Southern Power Co., Ltd. 05/02/18 241,000 99 .30 239
243
Kraft Heinz Foods Co. 08/05/15 565,000 104 .24 587
582
Kuwait Government International Bond 03/13/17 210,000 99 .22 208
224
Lamb Weston Holdings, Inc. 12/01/16 60,000 99 .71 60
62
Land O' Lakes, Inc. 06/22/16 320,000 103 .68 332
335
LCM XXII, Ltd. 07/05/17 1,133,000 101 .25 1,147
1,136
LCM XXIII, Ltd. 04/18/19 1,020,000 100 .31 1,023
1,024
LCM XXV, Ltd. 07/10/17 1,124,000 100 .00 1,124
1,122
Legacy Mortgage Asset Trust 05/23/19 467,394 100 .00 467
471
Lloyds TSB Bank PLC 12/07/17 228,000 104 .36 238
238
LSTAR Securities Investment, Ltd. 05/17/19 463,298 100 .00 463
463
Lukoil International Finance BV 03/22/17 450,000 103 .61 466
468
Lukoil International Finance BV 09/19/17 212,000 103 .24 219
220
Madison Park Funding XVIII, Ltd. 12/01/17 872,000 100 .71 878
871
Madison Park Funding XXVI, Ltd. 09/05/17 780,000 100 .00 780
780
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100 .00 1,487
1,486
Marks And Spencer PLC 11/06/17 207,000 117 .34 243
231
Mars, Inc. 03/26/19 205,000 99 .71 204
213
Mars, Inc. 03/26/19 60,000 99 .94 60
61
MassMutual Global Funding II 09/19/17 1,155,000 99 .95 1,153
1,152
Metropolitan Life Global Funding I 04/04/18 1,510,000 99 .78 1,506
1,511
Mexico Generadora de Energia S de RL 09/22/17 14 106 .51 —
—
Midwest Connector Capital Co. LLC 06/04/19 267,000 101 .97 272
273
ML-CFC Commercial Mortgage Trust 08/05/16 185,188 82 .07 152
119
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100 .00 1,955
1,965
Morgan Stanley Capital I Trust 08/15/18 1,732,000 100 .00 1,732
1,732
Morgan Stanley Capital I Trust 04/24/19 350,000 100 .00 350
350
Morgan Stanley Capital I Trust 05/10/19 1,613,000 100 .00 1,613
1,613
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0 .73 39
39
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2 .71 238
238
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97 .18 1,458
1,532
MSCG Trust 05/19/15 255,000 101 .45 259
263
Mutual of Omaha Insurance Co. 07/14/14 205,000 99 .56 204
209
Myriad International Holdings BV 06/29/17 250,000 100 .00 250
267
Myriad International Holdings BV 09/21/17 206,000 103 .29 213
212
NCL Corp., Ltd. 12/07/16 24,000 100 .19 24
24
Nestle Holdings, Inc. 04/22/19 264,000 100 .91 266
269
New Gold, Inc. 10/22/18 235,000 88 .94 209
219
Nomura Resecuritization Trust 07/22/16 1,290,000 58 .70 757
965
Nordea Bank AB 06/04/19 265,000 103 .54 274
275
Northern Natural Gas Co. 08/02/18 246,000 97 .98 241
267

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Northern Natural Gas Co. 03/28/19 65,000 102 .27 66
67
Norway Government International Bond 01/18/19 NOK 1,927,000 11 .50 222
228
Norway Government International Bond 01/18/19 NOK 902,000 11 .72 106
109
Norway Government International Bond 01/18/19 NOK 1,857,000 11 .81 219
228
Norway Government International Bond 01/18/19 NOK 10,613,000 11 .89 1,262
1,280
Norway Government International Bond 01/18/19 NOK 3,816,000 12 .48 476
482
NOVA Chemicals Corp. 08/22/17 340,000 99 .04 337
362
NXP BV / NXP Funding LLC 05/02/19 254,000 103 .66 263
266
NYT Mortgage Trust 01/11/19 2,451,000 100 .00 2,451
2,461
One Market Plaza Trust 02/15/17 500,000 100 .03 500
519
One Market Plaza Trust 02/15/17 217,000 102 .87 223
226
One Market Plaza Trust 02/15/17 595,000 97 .83 582
607
Ontario Teachers' Cadillac Fairview Properties Trust 01/28/19 265,000 99 .87 265
288
Pacific Life Insurance Co. 10/17/17 120,000 99 .92 120
118
Park Aerospace Holdings, Ltd. 02/25/19 50,000 102 .23 51
53
Pernod Ricard SA 06/13/16 150,000 104 .74 157
157
PMT Credit Risk Transfer Trust 03/21/19 412,910 100 .00 413
413
Prime Security Services Borrower LLC / Prime Finance, Inc. 10/18/16 35,000 105 .58 37
37
Provincia de Buenos Aires 02/08/17 140,000 99 .73 140
117
RBS Commercial Funding, Inc. Trust 01/19/16 200,000 1 .04 208
209
Reliance Holding USA, Inc. 12/08/17 231,000 102 .29 236
236
Reliance Standard Life Global Funding II 01/07/15 405,000 99 .83 405
405
Riserva CLO Ltd. 06/10/19 940,000 100 .00 940
940
Roche Holdings, Inc. 01/05/18 241,000 100 .83 243
244
Rockies Express Pipeline LLC 04/03/19 185,000 99 .96 185
192
Sabal Trail Transmission LLC 08/02/18 239,000 100 .43 240
255
Santander UK Group Holdings PLC 03/05/19 226,000 98 .19 222
234
Santander UK PLC 05/14/19 255,000 103 .93 265
269
Saudi Arabian Oil Co. 04/09/19 200,000 99 .52 199
202
Schlumberger Holdings Corp. 12/10/15 40,000 99 .96 40
42
Schlumberger Norge AS 06/13/16 70,000 103 .16 72
72
Schneider Electric SE 02/04/19 200,000 98 .53 197
203
Sequoia Mortgage Trust 10/21/16 594,939 103 .09 613
601
Shackleton CLO, Ltd. 04/04/18 930,000 100 .00 930
919
Siemens Financieringsmaatschappij NV 03/05/19 250,000 97 .28 243
247
Sky, Ltd. 12/12/18 290,000 98 .71 286
308
SMB Private Education Loan Trust 06/04/19 190,000 100 .00 190
190
Smithfield Foods, Inc. 03/27/19 280,000 99 .68 279
305
SoFi Professional Loan Program LLC 05/15/18 207,444 99 .34 206
208
SoFi Professional Loan Program LLC 05/16/18 565,348 99 .56 563
567
SoFi Professional Loan Program LLC 05/23/18 221,775 98 .81 219
221
SoFi Professional Loan Program LLC 07/24/18 1,474,000 97 .56 1,438
1,489
SoFi Professional Loan Program LLC 07/24/18 1,474,000 97 .78 1,441
1,498
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,060,000 100 .09 1,060
1,100
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 112,500 99 .81 112
113
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 05/23/19 200,000 102 .48 205
206
Suzano Austria GmbH 07/27/18 160,000 107 .20 172
182
Suzano Austria GmbH 09/17/18 230,000 99 .12 228
251
Takeda Pharmaceutical Co., Ltd. 11/19/18 230,000 99 .60 229
260
Takeda Pharmaceutical Co., Ltd. 11/19/18 165,000 99 .96 165
177
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/10/19 30,000 100 .00 30
33
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/10/19 30,000 100 .00 30
33
Teachers Insurance & Annuity Association of America 06/14/16 240,000 112 .66 270
281

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Textainer Marine Containers, Ltd. 05/11/17 803,998 100 .00 804
815
Tharaldson Hotel Portfolio Trust 01/22/18 243,024 99 .94 243
243
THL Credit Wind River CLO, Ltd. 10/02/17 1,016,000 100 .00 1,016
1,011
Towd Point Mortgage Trust 07/22/16 246,681 99 .86 246
245
Towd Point Mortgage Trust 05/05/17 485,582 100 .32 487
486
Towd Point Mortgage Trust 07/07/17 510,779 100 .55 514
512
Towd Point Mortgage Trust 08/04/17 643,164 100 .34 645
646
Towd Point Mortgage Trust 09/18/17 1,064,789 100 .61 1,071
1,069
Transocean Sentry Ltd. 05/15/19 245,000 99 .43 244
245
Triton Container Finance IV LLC 08/16/17 545,203 100 .08 546
552
Triton Container Finance V LLC 03/13/18 217,000 99 .98 217
222
Triton Container Finance VI LLC 06/07/17 608,475 99 .04 603
618
Trust F/1401 09/20/17 212,000 105 .40 223
222
UBS AG 11/27/17 780,000 99 .96 780
780
UBS Group Funding Switzerland AG 03/16/17 200,000 100 .00 200
215
UBS Group Funding Switzerland AG 03/16/17 270,000 100 .00 270
277
UBS Group Funding Switzerland AG 01/28/19 460,000 100 .22 461
488
UniCredit SpA 01/08/19 370,000 100 .00 370
393
Universal Health Services, Inc. 09/19/17 216,000 102 .56 222
218
Univision Communications, Inc. 06/19/15 50,000 99 .73 50
49
Univision Communications, Inc. 06/15/16 60,000 98 .98 59
57
Valeant Pharmaceuticals International, Inc. 04/04/19 40,000 109 .87 44
45
Verizon Communications, Inc. 09/05/18 239,000 98 .76 236
259
Vistra Operations Co. LLC 06/04/19 290,000 99 .78 289
294
Vistra Operations Co. LLC 06/04/19 370,000 99 .81 369
372
VOC Escrow, Ltd. 08/07/18 60,000 97 .04 58
61
VOLT LXII LLC 05/16/19 2,326,142 99 .91 2,324
2,333
Voya CLO, Ltd. 03/31/17 1,428,000 100 .07 1,428
1,427
Walt Disney Co. (The) 03/15/19 40,000 136 .10 54
57
Walt Disney Co. (The) 03/15/19 185,000 137 .10 254
272
WinWater Mortgage Loan Trust 03/29/17 615,722 102 .49 631
627
Woori Bank 12/07/17 232,000 104 .70 243
245
Worldwide Plaza Trust 10/31/17 452,000 102 .76 464
477
XPO Logistics, Inc. 02/25/19 30,000 101 .74 31
31
155,183
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.250
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albertson's LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Albertson's LLC Term Loan B6 USD 1 Month LIBOR 3.000
Ambac LSNI LLC USD 3 Month LIBOR 10.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
American Home Mortgage Investment Trust USD 6 Month LIBOR 2.000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.110
Aramark Services, Inc. 1st Lien Term Loan B3 USD 3 Month LIBOR 1.750
Argentina POM Politica Monetaria Argentina Blended Historical Policy Rate 0.000
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 2.931
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 1.060
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays PLC USD 3 Month LIBOR 1.356
Barclays PLC USD 3 Month LIBOR 1.902
Bayview Commercial Asset Trust USD 1 Month LIBOR 0.270
BCAP LLC Trust USD 1 Month LIBOR 0.000
BCP CC Holdings Merger Sub, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q USD 1 Month LIBOR 2.000
Blackstone Commercial Mortgage Trust USD 1 Month LIBOR 1.951
Blackstone CQP Hodco, LP Term Loan B USD 3 Month LIBOR 3.500
BNC Mortgage Loan Trust USD 1 Month LIBOR 0.160
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.483
BNP Paribas SA USD 3 Month LIBOR 2.235
BNP Paribas SA USD 3 Month LIBOR 2.567

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Variable Rate Securities
Securities Referenced Rate Spread %
Boyd Gaming Corp. Term Loan B USD 1 Week LIBOR 2.250
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.321
BX Trust USD 1 Month LIBOR 1.220
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
Campbell Soup Co. USD 3 Month LIBOR 0.630
Cedar Funding, Ltd. USD 3 Month LIBOR 1.100
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Charter Communications Operating LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.000
CHL Mortgage Pass-Through Trust USD 1 Month LIBOR 0.580
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.450
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup, Inc. USD 3 Month LIBOR 3.905
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Core Industrial Trust USD 1 Month LIBOR 1.650
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.400
Countrywide Asset-Backed Certificates USD 1 Month LIBOR 0.800
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.620
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 0.980
Credit Suisse Mortgage Trust USD 1 Month LIBOR 3.231
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
Dell International LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Digicert Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Edelman Financial Center LLC Term Loan B1 USD 1 Month LIBOR 3.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.000

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Farmers Exchange Capital III USD 3 Month LIBOR 3.454
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
First Data Corp. 1st Lien Term Loan USD 1 Month LIBOR 2.000
First Data Corp. Term Loan USD 1 Month LIBOR 2.000
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 2.500
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Golden Nugget, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 1.750
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.150
Goldman Sachs Capital II USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.510
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.158
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
GS Mortgage Securities Trust USD 1 Month LIBOR 0.900
Hawaii Hotel Trust USD 1 Month LIBOR 1.650
HCA, Inc. Term Loan B10 USD 3 Month LIBOR 2.000
Hilton Worldwide Finance LLC Term Loan B2 USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.150
Home Equity Asset Trust USD 1 Month LIBOR 0.280
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD 3 Month LIBOR 1.610
HSBC Holdings PLC USD 3 Month LIBOR 1.535
HSBC Holdings PLC USD 3 Month LIBOR 1.546

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Variable Rate Securities
Securities Referenced Rate Spread %
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.453
HSI Asset Securitization Corp. Trust USD 1 Month LIBOR 0.140
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.220
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.210
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.240
Intelsat Jackson Holdings SA Term Loan B3 USD 1 Month LIBOR 3.750
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
Jackson National Life Global Funding USD 3 Month LIBOR 0.300
Jaguar Holding Co. II 1st Lien Term Loan USD 1 Month LIBOR 2.500
Jane Street Group LLC USD 1 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 2.660
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
JPMorgan Chase & Co. USD 3 Month LIBOR 0.550
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
LCM XXII, Ltd. USD 3 Month LIBOR 1.480
LCM XXIII, Ltd. USD 3 Month LIBOR 1.400
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 2.250
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.750
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.900
LPL Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.250
LSTAR Securities Investment, Ltd. USD 1 Month LIBOR 1.500
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
Mastr Asset Backed Securities Trust USD 1 Month LIBOR 0.945
McAfee LLC Term Loan B1 USD 1 Month LIBOR 3.750
Merrill Lynch Mortgage Investors Trust USD 1 Month LIBOR 0.370
Metropolitan Life Global Funding I USD 3 Month LIBOR 0.230
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 1.400
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 3.256
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.000
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.400
MultiPlan, Inc. Term Loan B USD 3 Month LIBOR 2.750
Mutual of Omaha Insurance Co. USD 3 Month LIBOR 2.640
Navient Student Loan Trust USD 1 Month LIBOR 0.600

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Nelnet Student Loan Trust USD 3 Month LIBOR 1.650
New Century Home Equity Loan Trust USD 1 Month LIBOR 0.480
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
Numericable Group SA Term Loan B12 USD 1 Month LIBOR 3.688
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Pacific Life Insurance Co. USD 3 Month LIBOR 2.796
Panther BF Aggregator 2 LP Term Loan B USD 1 Month LIBOR 3.500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.125
Party City Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.500
PCI Gaming Authority, Inc. Term Loan USD 1 Month LIBOR 3.000
Phoenix Guarantor Inc. Term Loan B1 USD 1 Month LIBOR 4.500
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.000
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.250
Post Holdings, Inc. Incremental Term Loan B USD 1 Month LIBOR 2.000
Prime Security Services Borrower LLC Term Loan B1 USD 1 Month LIBOR 2.750
RAMP Trust USD 1 Month LIBOR 0.570
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 3 Month LIBOR 3.500
Residential Accredit Loans, Inc.
Federal Reserve U.S. 12 Month Cumulative Avg 1
Year CMT 0.850
Residential Asset Securitization Trust USD 1 Month LIBOR 0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Riserva CLO Ltd. USD 3 Month LIBOR 1.140
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seattle SpinCo, Inc.1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.290
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
SMB Private Education Loan Trust USD 1 Month LIBOR 1.000
Sprint Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
SS&C Technologies, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.250
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Sungard Availability Services Capital, Inc. Delayed Draw Term Loan USD 3 Month LIBOR 0.000
Sungard Availability Services Capital, Inc. Term Loan USD 1 Month LIBOR 2.500
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
THL Credit Wind River CLO, Ltd. USD 3 Month LIBOR 1.230
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trans Union LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 2.000

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Variable Rate Securities
Securities Referenced Rate Spread %
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UFC Holdings LLC 1st Lien Term Loan USD 1 Month LIBOR 3.250
Unitymedia Finance LLC 1st Lien Term Loan D USD 1 Month LIBOR 2.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
UPC Financing Partnership 1st Lien Term Loan AR USD 1 Month LIBOR 2.500
Valeant Pharmaceuticals International, Inc. Term Loan B USD 1 Month LIBOR 3.000
Viacom, Inc. USD 3 Month LIBOR 3.899
VICI Properties, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Virgin Media Bristol LLC 1st Lien Term Loan K USD 1 Month LIBOR 2.500
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
VVC Holding Corp. USD 3 Month LIBOR 4.500
Wachovia Capital Trust II USD 3 Month LIBOR 0.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.320
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.640
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
Year CMT 1.070
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Western Digital Corp. 1st Lien Term Loan B4 USD 1 Month LIBOR 1.750
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 220 AUD 31,604 09/19
208
Canada 10 Year Government Bond Futures 206 CAD 29,444 09/19
79
Euro-BTP Futures 17 EUR 2,283 09/19
105
Eurodollar Futures 166 USD 40,707 12/19
319
Eurodollar Futures 87 USD 21,398 06/20
197
Eurodollar Futures 15 USD 3,693 03/21
34
Long Gilt Futures 183 GBP 23,845 09/19
289
SGX Mini 10 Year Japanese Government Bond Futures 13 JPY 200,069 09/19
6
United States 2 Year Treasury Note Futures 214 USD 46,048 09/19
292
United States 5 Year Treasury Note Futures 326 USD 38,519 09/19
409
United States 10 Year Treasury Note Futures 1,268 USD 162,264 09/19
2,335
United States 10 Year Ultra Treasury Note Futures 15 USD 2,072 09/19
38
United States Long Bond Futures 162 USD 25,206 09/19
706
United States Ultra Bond Futures 199 USD 35,335 09/19
1,317
Short Positions
Canada 10 Year Government Bond Futures 100 CAD 14,293 09/19
18

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Bobl Futures 68 EUR 9,142 09/19
(81)
Euro-Bund Futures 310 EUR 53,550 09/19
(617)
Euro-OAT Futures 29 EUR 4,781 09/19
(147)
Federal Fund 30 Day Futures 13 USD 5,306 08/19
(2)
Federal Fund 30 Day Futures 37 USD 15,163 01/20
(67)
Federal Fund 30 Day Futures 30 USD 12,205 07/19
—
Japan 10 Year Government Bond Futures 31 JPY 4,769,349 09/19
(157)
Long Gilt Futures 46 GBP 5,994 09/19
(127)
United States 2 Year Treasury Note Futures 70 USD 15,063 09/19
(69)
United States 5 Year Treasury Note Futures 59 USD 6,971 09/19
(40)
United States 10 Year Treasury Note Futures 10 USD 1,280 09/19
(24)
United States 10 Year Ultra Treasury Note Futures 94 USD 12,984 09/19
(148)
United States Long Bond Futures 107 USD 16,649 09/19
(421)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
4,452
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Eurodollar 1 Year Mid-Curve Options
Merrill Lynch
Call 36 97.75 USD 8,798 12/13/19
(63)
Eurodollar 1 Year Mid-Curve Options
Merrill Lynch
Call 36 98.50 USD 8,865 12/13/19
(18)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 11 128.00 USD 1,408 07/26/19
(7)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 11 127.25 USD 1,400 07/26/19
(4)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 85 126.50 USD 10,753 08/23/19
(27)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 55 127.00 USD 6,985 08/23/19
(25)
United States 5 Year Treasury Note
Futures
Merrill Lynch
Put 10 117.25 USD 1,173 07/26/19
(1)
United States 5 Year Treasury Note
Futures
Merrill Lynch
Put 10 117.25 USD 1,173 08/23/19
(2)
Total Liability for Options Written (premiums received $122)
(147)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,590 HUF 745,897 08/22/19 44
Bank of America USD 9,229 JPY 990,000 09/18/19 6
Bank of America USD 5,737 TRY 36,717 08/22/19 428
Bank of America CHF 15,239 USD 15,276 07/22/19 (363)
Bank of America EUR 1,319 GBP 1,183 09/18/19 (2)
Bank of America JPY 156,242 GBP 1,150 09/18/19 16
Bank of America PLN 6,612 USD 1,726 08/22/19 (47)
Bank of America THB 54,635 USD 1,735 08/22/19 (49)
Bank of Montreal GBP 888 EUR 993 09/18/19 9
Bank of Montreal GBP 863 JPY 118,394 09/18/19 11
Bank of Montreal MXN 31,750 USD 1,632 09/18/19 (1)
Barclays USD 1,708 BRL 6,638 07/17/19 19
Barclays USD 2,824 CAD 3,750 07/17/19 40
Barclays USD 366 GBP 278 07/17/19 (12)
Barclays USD 1,016 INR 71,640 07/17/19 20

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Barclays USD 121 MXN 2,300 07/17/19 (1)
Barclays USD 224 RUB 14,890 07/17/19 11
Barclays USD 11 TWD 327 07/17/19 —
Barclays EUR 848 USD 962 07/17/19 (3)
Barclays MXN 400 USD 20 07/17/19 —
BNP Paribas USD 3,020 RUB 197,662 08/22/19 85
BNP Paribas KRW 5,222,451 USD 4,407 08/22/19 (112)
Brown Brothers Harriman EUR 1,319 GBP 1,183 09/18/19 (3)
Brown Brothers Harriman JPY 156,293 GBP 1,150 09/18/19 16
Citigroup USD 12 ARS 588 07/17/19 2
Citigroup USD 1,046 MXN 20,390 07/17/19 14
Citigroup USD 185 RUB 12,215 07/17/19 8
Citigroup USD 3,020 RUB 197,662 08/22/19 83
Citigroup CNY 10,521 USD 1,565 07/17/19 32
Citigroup EUR 200 USD 226 07/17/19 (2)
Citigroup JPY 39,894 USD 360 07/17/19 (10)
Commonwealth Bank of Australia USD 17,610 JPY 1,899,945 07/22/19 40
Commonwealth Bank of Australia USD 4,347 NZD 6,670 07/22/19 137
Commonwealth Bank of Australia GBP 888 EUR 996 09/18/19 16
Commonwealth Bank of Australia GBP 863 JPY 118,879 09/18/19 19
Commonwealth Bank of Australia MXN 31,750 USD 1,633 09/18/19 —
Goldman Sachs USD 87 RUB 5,506 07/02/19 —
Goldman Sachs USD 117 RUB 7,396 07/02/19 —
Goldman Sachs USD 188 RUB 11,884 07/02/19 —
Goldman Sachs RUB 5,506 USD 87 07/17/19 —
Goldman Sachs RUB 7,396 USD 117 07/17/19 —
Goldman Sachs RUB 11,884 USD 188 07/17/19 —
JPMorgan Chase USD 26 ARS 1,310 07/17/19 4
JPMorgan Chase USD 33 CAD 44 07/02/19 1
JPMorgan Chase USD 1,275 CAD 1,677 07/02/19 6
JPMorgan Chase USD 2,449 CAD 3,278 07/02/19 54
JPMorgan Chase USD 3,599 CHF 3,516 07/02/19 3
JPMorgan Chase USD 1,224 COP 3,912,988 07/02/19 (6)
JPMorgan Chase USD 1,229 COP 3,912,988 07/02/19 (12)
JPMorgan Chase USD 78 CZK 1,754 07/02/19 —
JPMorgan Chase USD 4,393 GBP 3,451 08/13/19 (2)
JPMorgan Chase USD 67 HKD 524 07/02/19 —
JPMorgan Chase USD 3,414 HUF 972,644 07/02/19 10
JPMorgan Chase USD 1,670 JPY 179,651 08/13/19 1
JPMorgan Chase USD 43 MXN 847 07/02/19 1
JPMorgan Chase USD 2,458 MXN 47,171 07/02/19 —
JPMorgan Chase USD 49 NOK 423 07/02/19 —
JPMorgan Chase USD 2,831 NOK 24,302 07/02/19 18
JPMorgan Chase USD 1,398 NOK 11,865 10/03/19 (3)
JPMorgan Chase USD 5,008 NZD 7,671 08/13/19 150
JPMorgan Chase USD 1,416 PEN 4,663 07/02/19 —
JPMorgan Chase USD 1,418 PEN 4,663 07/02/19 (2)
JPMorgan Chase USD 39 PLN 148 07/02/19 1
JPMorgan Chase USD 1,780 PLN 6,777 07/02/19 35
JPMorgan Chase USD 1,849 PLN 6,925 10/03/19 9
JPMorgan Chase USD 56 SEK 516 07/02/19 (1)
JPMorgan Chase USD 758 SEK 7,282 07/02/19 26

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 4,161 SEK 38,251 07/02/19 (41)
JPMorgan Chase USD 4,998 SEK 46,049 10/03/19 (7)
JPMorgan Chase USD 5,505 SGD 7,457 07/02/19 6
JPMorgan Chase AUD 5,281 USD 3,698 08/13/19 (14)
JPMorgan Chase BRL 2,198 USD 564 07/25/19 (7)
JPMorgan Chase BRL 4,603 USD 1,200 07/30/19 4
JPMorgan Chase CAD 4,999 USD 3,749 07/02/19 (68)
JPMorgan Chase CAD 1,677 USD 1,277 10/03/19 (6)
JPMorgan Chase CHF 47 USD 48 07/02/19 (1)
JPMorgan Chase CHF 3,469 USD 3,518 07/02/19 (35)
JPMorgan Chase CHF 3,516 USD 3,629 10/03/19 (3)
JPMorgan Chase COP 3,912,988 USD 1,171 07/02/19 (47)
JPMorgan Chase COP 3,912,988 USD 1,224 07/02/19 6
JPMorgan Chase COP 3,240,037 USD 987 07/25/19 (20)
JPMorgan Chase COP 3,912,988 USD 1,226 08/02/19 11
JPMorgan Chase CZK 1,754 USD 77 07/02/19 (2)
JPMorgan Chase CZK 1,754 USD 78 10/03/19 —
JPMorgan Chase EUR 4,661 USD 5,265 08/13/19 (53)
JPMorgan Chase HKD 524 USD 67 07/02/19 —
JPMorgan Chase HKD 524 USD 67 10/03/19 —
JPMorgan Chase HUF 12,940 USD 45 07/02/19 —
JPMorgan Chase HUF 959,704 USD 3,398 07/02/19 20
JPMorgan Chase HUF 972,644 USD 3,432 10/03/19 (10)
JPMorgan Chase IDR 32,537,505 USD 2,258 07/25/19 (40)
JPMorgan Chase MXN 1,453 USD 75 07/02/19 (1)
JPMorgan Chase MXN 14,423 USD 738 07/02/19 (13)
JPMorgan Chase MXN 32,142 USD 1,643 07/02/19 (31)
JPMorgan Chase MXN 47,171 USD 2,420 10/03/19 —
JPMorgan Chase NOK 11,865 USD 1,394 07/02/19 3
JPMorgan Chase NOK 12,860 USD 1,503 07/02/19 (4)
JPMorgan Chase NZD 11,723 USD 7,791 08/13/19 (92)
JPMorgan Chase PEN 4,663 USD 1,392 07/02/19 (24)
JPMorgan Chase PEN 4,663 USD 1,418 07/02/19 2
JPMorgan Chase PEN 6,125 USD 1,825 07/25/19 (33)
JPMorgan Chase PEN 7,257 USD 2,186 07/26/19 (15)
JPMorgan Chase PEN 4,663 USD 1,413 08/02/19 (1)
JPMorgan Chase PLN 6,925 USD 1,845 07/02/19 (10)
JPMorgan Chase RUB 33,250 USD 527 07/17/19 2
JPMorgan Chase SEK 46,049 USD 4,966 07/02/19 7
JPMorgan Chase SGD 100 USD 74 07/02/19 —
JPMorgan Chase SGD 7,357 USD 5,439 07/02/19 2
JPMorgan Chase SGD 7,457 USD 5,511 10/03/19 (8)
JPMorgan Chase THB 51,270 USD 1,642 07/24/19 (30)
JPMorgan Chase THB 108,326 USD 3,541 07/30/19 6
Royal Bank of Canada USD 1,709 MXN 33,113 08/22/19 2
Royal Bank of Canada EUR 1,319 GBP 1,183 09/18/19 (2)
Royal Bank of Canada EUR 8,737 USD 9,814 07/22/19 (138)
Royal Bank of Canada GBP 888 EUR 994 09/18/19 13
Royal Bank of Canada GBP 863 JPY 118,637 09/18/19 15
Royal Bank of Canada JPY 156,267 GBP 1,150 09/18/19 16
Royal Bank of Canada MXN 31,750 USD 1,633 09/18/19 —
Royal Bank of Canada NOK 94,930 USD 10,873 07/22/19 (264)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 113
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 1,066 IDR 15,724,398 08/22/19 40
Standard Chartered AUD 13,300 USD 9,185 09/18/19 (174)
State Street USD 4,356 CAD 5,832 07/22/19 100
State Street USD 9,184 CAD 12,200 09/18/19 145
State Street USD 15 HUF 4,386 08/22/19 —
State Street USD 25 IDR 362,175 08/22/19 1
State Street USD 1,647 IDR 24,252,279 08/22/19 59
State Street USD 3,197 IDR 47,173,194 08/22/19 122
State Street USD 22 MXN 427 08/22/19 —
State Street USD 62 MYR 260 08/22/19 1
State Street USD 3,223 MYR 13,483 08/22/19 40
State Street USD — PLN 1 08/22/19 —
State Street USD 7 RUB 433 08/22/19 —
State Street USD 10,935 SEK 103,897 07/22/19 271
State Street USD 1 THB 19 08/22/19 —
State Street USD 91 ZAR 1,355 08/22/19 5
State Street USD 1,719 ZAR 24,708 08/22/19 24
State Street CLP 48,942 USD 70 08/22/19 (2)
State Street CLP 2,995,464 USD 4,318 08/22/19 (105)
State Street GBP 888 EUR 996 09/18/19 17
State Street GBP 863 JPY 118,845 09/18/19 19
State Street HKD 387 USD 49 08/22/19 —
State Street HKD 33,884 USD 4,323 08/22/19 (16)
State Street KRW 72,604 USD 61 08/22/19 (2)
State Street KRW 1,955,024 USD 1,650 08/22/19 (42)
State Street MXN 31,750 USD 1,631 09/18/19 (2)
State Street NZD 14,000 USD 9,186 09/18/19 (233)
State Street PEN 186 USD 55 08/22/19 (1)
State Street PEN 14,384 USD 4,308 08/22/19 (51)
State Street SGD 71 USD 52 08/22/19 (1)
State Street SGD 5,911 USD 4,324 08/22/19 (48)
State Street TRY 736 USD 121 08/22/19 (3)
State Street TWD 1,587 USD 50 08/22/19 (1)
State Street TWD 53,604 USD 1,726 08/22/19 (9)
UBS USD 1,073 MYR 4,494 08/22/19 15
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
8
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 1,189 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 8 9
Citigroup BRL 2,300 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 17 17
Citigroup BRL 2,600 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 19 20
Citigroup BRL 4,000 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
2 28 30
Citigroup BRL 11,431 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 85 85

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
JPMorgan Chase HUF 1,080,700 Six Month BUBOR
(3)
1.85
(4)
04/05/27
— (82) (82)
Merrill Lynch MXN 188,910 7.35
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
04/05/21
(6) (44) (50)
Merrill Lynch USD 5,040 Three Month LIBOR
(2)
1.73
(3)
06/27/21
— 7 7
Merrill Lynch GBP 1,500 Six Month LIBOR
(3)
1.27
(3)
10/26/21
1 (18) (17)
Merrill Lynch USD 10,113 2.25
(2)
Three Month LIBOR
(3)
04/26/22
2 61 63
Merrill Lynch USD 10,303 Three Month LIBOR
(2)
2.30
(3)
04/26/23
1 (59) (58)
Merrill Lynch USD 4,216 Three Month LIBOR
(5)
2.25
(3)
12/31/25
23 (135) (112)
Merrill Lynch USD 3,378 Three Month LIBOR
(2)
1.85
(3)
04/30/26
5 (14) (9)
Merrill Lynch USD 6,053
Federal Fund
Effective Rate
(2)
1.55
(3)
04/30/26
7 (1) 6
Merrill Lynch USD 2,751 3.00
(3)
Three Month LIBOR
(2)
02/15/36
5 342 347
Merrill Lynch USD 1,974 Three Month LIBOR
(2)
3.33
(3)
02/15/44
— (449) (449)
Merrill Lynch USD 2,072 Three Month LIBOR
(2)
2.88
(3)
05/15/44
9 (278) (269)
Merrill Lynch USD 2,072 Three Month LIBOR
(2)
3.00
(3)
05/15/44
(3) (318) (321)
Merrill Lynch USD 2,295 Three Month LIBOR
(2)
2.75
(3)
08/15/44
(10) (232) (242)
UBS USD 9,581 Three Month LIBOR
(2)
2.50
(3)
01/31/26
(132) (272) (404)
Total Open Interest Rate Swap Contracts (å)
(94) (1,335) (1,429)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Sell
USD 8,900 5.000%
(2)
06/20/24
424 265 689
CDX NA High Yield Index Goldman Sachs
Sell
USD 3,430 5.000%
(2)
06/24/24
176 96 272
CDX NA High Yield Index Merrill Lynch
Sell
USD 830 5.000%
(2)
06/20/24
42 22 64
CDX NA Investment Grade
Index Goldman Sachs
Sell
USD 9,270 1.000%
(2)
12/20/23
40 178 218
CDX NA Investment Grade
Index Goldman Sachs
Sell
USD 9,360 1.000%
(2)
06/20/24
143 67 210
CDX NA Investment Grade
Index Merrill Lynch
Sell
USD 4,400 1.000%
(2)
06/20/24
73 23 96
Total Open Credit Indices Contracts (å) 898 651 1,549

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 115
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 43,655 $ —
$ —
$ 43,655 4.8
Corporate Bonds and Notes — 164,161 —
—
164,161 17.9
International Debt — 72,19 1 —
—
72,1 9 1 7.9
Loan Agreements — 6,243 —
—
6,243 0.7
Mortgage-Backed Securities — 280,121 200
—
280,321 30.5
Municipal Bonds — 820 —
—
820 0.1
Non-US Bonds — 37,908 —
—
37,908 4.1
United States Government Treasuries — 197,394 —
—
197,394 21.5
Common Stocks — — —
—
—
—
Options Purchased 90 — —
—
90
— *
Short-Term Investments — 97,31 3 —
55,425
152,7 3 8 16.6
Total Investments 90 899,806 200 55,425 955,521 104.1
Other Assets and Liabilities, Net (4.1)
100.0
Other Financial Instruments
Assets
Futures Contracts 6,35 2 — — — 6,35 2 0. 7
Foreign Currency Exchange Contracts — 2,349 — — 2,349 0.3
Interest Rate Swap Contracts — 584 — — 584 0.1
Credit Default Swap Contracts — 1,549 — — 1,549 0.2
A
Liabilities
Futures Contracts (1,900) — — — (1,900) (0.2)
Options Written (147) — — — (147) ( — )
*
Foreign Currency Exchange Contracts (1) (2,340) — — (2,341) (0. 3 )
Interest Rate Swap Contracts — (2,01 3 ) — — (2,01 3 ) (0.2)
Total Other Financial Instruments
**
$ 4,304 $ 1 29 $ — $ — $ 4,43 3
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2019, were less than 1% of net assets.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
903
Australia .................................................................................
2,739
Austria ....................................................................................
454
Brazil ......................................................................................
5,514
Canada ....................................................................................
10,043
Cayman Islands .......................................................................
18,144
Chile .......................................................................................
420
China ......................................................................................
516
Colombia .................................................................................
6,437
Curacao ...................................................................................
29
Denmark .................................................................................
695
Ecuador ..................................................................................
198
Finland ...................................................................................
384
France .....................................................................................
3,285
Germany .................................................................................
90
Guernsey .................................................................................
352
Hong Kong ..............................................................................
224
India .......................................................................................
257
Indonesia ................................................................................
2,976
Ireland ....................................................................................
2,760
Italy ........................................................................................
1,554
Japan ......................................................................................
3,839
Kazakhstan .............................................................................
221
Kuwait ....................................................................................
223
Luxembourg ............................................................................
1,241
Macao .....................................................................................
429
Malaysia ..................................................................................
3,884
Mexico ....................................................................................
10,605
Netherlands ............................................................................
9,969
Norway ....................................................................................
2,398
Panama ...................................................................................
251
Peru ........................................................................................
2,786
Poland .....................................................................................
1,534
Russia .....................................................................................
2,364
Saudi Arabia ...........................................................................
202
Singapore ................................................................................
5,644
South Korea ............................................................................
488
Spain .......................................................................................
1,269
Sweden ....................................................................................
529
Switzerland .............................................................................
980
Thailand ..................................................................................
227
United Arab Emirates .............................................................
243
United Kingdom ......................................................................
9,038
United States ...........................................................................
839,183
Total Investments .................................................................... 955,521

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 117
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 90
Unrealized appreciation on foreign currency exchange contracts — 2,349 —
Variation margin on futures contracts** — — 6,352
Interest rate swap contracts, at fair value — — 584
Credit default swap contracts, at fair value 1,549 — —
Total
$ 1,549 $ 2,349 $ 7,026
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 1,900
Unrealized depreciation on foreign currency exchange contracts — 2,341 —
Options written, at fair value — — 147
Interest rate swap contracts, at fair value — — 2,01 3
Total
$ — $ 2,341 $ 4,0 60
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ (46) $ (41)
Futures contracts — 1,146 9,789
Options written — 35 263
Interest rate swap contracts — — 5
Credit default swap contracts 1,459 — —
Foreign currency exchange contracts — (1,480) —
Total
$ 1,459 $ (345) $ 10,016
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ (24) $ 71
Futures contracts — (85) (1,694)
Options written — 32 21
Interest rate swap contracts — — (1,355)
Credit default swap contracts 1,050 — —
Foreign currency exchange contracts — 174 —
Total
$ 1,050 $ 97 $ (2,957)
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
118 Strategic Bond Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 90 $ — $ 90
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,349 — 2,349
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 584 — 584
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,549 — 1,549
Total Financial and Derivative Assets
4,572 — 4,572
Financial and Derivative Assets not subject to a netting agreement
(1,97 0 ) — (1,97 0 )
Total Financial and Derivative Assets subject to a netting agreement
$ 2,60 2 $ — $ 2,60 2
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 495 $ 461 $ 33 $ 1
Bank of Montreal
20 — — 20
Barclays
92 18 74 —
BNP Paribas
85 85 — —
Brown Brothers Harriman
15 3 — 12
Citigroup
300 12 90 198
Commonwealth Bank of Australia
212 — — 212
Goldman Sachs
1 — 1 —
JPMorgan Chase
389 389 — —
Merrill Lynch
90 90 — —
Royal Bank of Canada
46 46 — —
Standard Chartered
40 40 — —
State Street
802 514 — 288
UBS
15 — 13 2
Total
$ 2,602 $ 1, 65 8 $ 211 $ 73 3

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 119
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,341 $ — $ 2,341
Options Written Contracts Options written, at fair value 147 — 147
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,01 3 — 2,01 3
Total Financial and Derivative Liabilities
4,50 1 — 4,50 1
Financial and Derivative Liabilities not subject to a netting agreement
(1,93 2 ) — (1,93 2 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,56 9 $ — $ 2,56 9
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 461 $ 461 $ — $ —
Barclays 18 18 — —
BNP Paribas 112 85 10 17
Brown Brothers Harriman 3 3 — —
Citigroup 12 12 — —
JPMorgan Chase 725 389 336 —
Merrill Lynch 147 90 57 —
Royal Bank of Canada 403 46 — 357
Standard Chartered 174 40 — 134
State Street 514 514 — —
Total
$ 2,569 $ 1,6 5 8 $ 403 $ 5 0 8
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
120 Strategic Bond Fund
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 933,744
Investments, at fair value(>) ...........................................................................................................................................................
955,521
Cash ............................................................................................................................................................................................... 4,327
Foreign currency holdings(^) ......................................................................................................................................................... 1,789
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,349
Receivables:
Dividends and interest ....................................................................................................................................................... 5,075
Dividends from affiliated funds .......................................................................................................................................... 113
Investments sold ................................................................................................................................................................ 11,809
Fund shares sold ................................................................................................................................................................ 83
From broker(a)(b)(c) ........................................................................................................................................................... 9,318
Variation margin on futures contracts ................................................................................................................................. 5,478
Prepaid expenses ........................................................................................................................................................................... 4
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 584
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,549
Total assets .................................................................................................................................................
997,999
Liabilities
Payables:
Due to broker (d)(e)(f) ........................................................................................................................................................ 5,44 3
Investments purchased ...................................................................................................................................................... 68,34 6
Fund shares redeemed ....................................................................................................................................................... 36
Accrued fees to affiliates .................................................................................................................................................... 45 4
Other accrued expenses ..................................................................................................................................................... 14 0
Variation margin on futures contracts ................................................................................................................................. 1,017
Deferred capital gains tax liability ..................................................................................................................................... 1 2
Unfunded loan commitment ............................................................................................................................................... 23
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2,341
Options written, at fair value(x) ...................................................................................................................................................... 147
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 2,01 3
Total liabilities .............................................................................................................................................
79,972
Net Assets ............................................................................................................................................................
$ 918,027

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 121
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 16,026
Shares of beneficial interest ...........................................................................................................................................................
863
Additional paid-in capital ..............................................................................................................................................................
901,138
Net Assets ............................................................................................................................................................
$ 918,027
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.64
Net assets ............................................................................................................................................................................... $ 918,027,116
Shares outstanding ($.01 par value) ....................................................................................................................................... 86,264,647
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,792
(x)     Premiums received on options written $ 122
(+)     Credit default swap contracts - premiums paid (received) $ 898
(•)     Interest rate swap contracts - premiums paid (received) $ (94)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 55,4 25
(a)     Receivable from Broker for Futures $ 6,859
(b)     Receivable from Broker for Swaps $ 2,269
(c)     Receivable from Broker for Forwards $ 190
(d)     Due to Broker for Futures $ 1,940
(e)     Due to Broker for Swaps $ 3,37 3
(f)      Due to Broker for Forwards $ 130
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
122 Strategic Bond Fund
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 614
Interest .............................................................................................................................................................................. 14,347
Total investment income ...............................................................................................................................................................
14,961
Expenses
Advisory fees .................................................................................................................................................................... 2,429
Administrative fees ........................................................................................................................................................... 221
Custodian fees ................................................................................................................................................................... 150
Transfer agent fees ............................................................................................................................................................ 18
Professional fees ............................................................................................................................................................... 67
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 59
Miscellaneous ................................................................................................................................................................... 15
Total expenses ...............................................................................................................................................................................
2,974
Net investment income (loss) ........................................................................................................................................................
11,987
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes ............................................................................ 3,441
Investments in affiliated funds .......................................................................................................................................... 12
Futures contracts .............................................................................................................................................................. 10,935
Options written ................................................................................................................................................................. 298
Foreign currency exchange contracts ................................................................................................................................ (1,480)
Interest rate swap contracts ............................................................................................................................................... 5
Credit default swap contracts ............................................................................................................................................ 1,459
Foreign currency-related transactions ............................................................................................................................... (75)
Net realized gain (loss) ..................................................................................................................................................................
14,595
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 31,406
Investments in affiliated funds .......................................................................................................................................... 10
Futures contracts .............................................................................................................................................................. (1,779)
Options written ................................................................................................................................................................. 53
Foreign currency exchange contracts ................................................................................................................................ 174
Interest rate swap contracts ............................................................................................................................................... (1,355)
Credit default swap contracts ............................................................................................................................................ 1,050
Foreign currency-related transactions ............................................................................................................................... 65
Net change in unrealized appreciation (depreciation) ................................................................................................................... 29,624
Net realized and unrealized gain (loss) ......................................................................................................................................... 44,219
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 56,206

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 123
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 11,987 $ 21,715
Net realized gain (loss) ...................................................................................................................... 14,595 (23,026)
Net change in unrealized appreciation (depreciation) ....................................................................... 29,624 (6,627)
Net increase (decrease) in net assets from operations ............................................................................. 56,206 (7,938)
Distributions
To shareholders ................................................................................................................................. (6,513) (18,804)
Net decrease in net assets from distributions .......................................................................................... (6,513) (18,804)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (10,327) (1,964)
Total Net Increase (Decrease) in Net Assets ..........................................................................
39,366 (28,706)
Net Assets
Beginning of period .................................................................................................................................
878,661 907,367
End of period ..........................................................................................................................................
$ 918,027 $ 878,661
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 1,380 $ 14,243 3,617 $ 36,596
Proceeds from reinvestment of distributions 635 6,513 1,872 18,804
Payments for shares redeemed (3,029) (31,083) (5,709) (57,364)
Total increase (decrease)
(1,014) $ (10,327) (220) $ (1,964)

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 124
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2019(1) 10.07 .14 .51 .65 (.08) —
December 31, 2018 10.37 .25 (.34) (.09) (.21) —
December 31, 2017 10.12 .20 .19 .39 (.14) —
December 31, 2016 10.27 .18 .14 .32 (.17) (.30)
December 31, 2015 10.66 .16 (.17) (.01) (.26) (.12)
December 31, 2014 10.46 .15 .43 .58 (.17) (.21)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 125
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.08) 10.64 6.44 918,027 .67 .67 2.71 66
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96
(.14) 10.37 3.86 907,367 .67 .66 1.89 143
(.47) 10.12 3.10 850,722 .67 .65 1.72 262
(.38) 10.27 (.14) 855,909 .67 .64 1.49 225
(.38) 10.66 5.55 839,458 .69 .64 1.44 173

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
126 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019 , the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 41 2 , 833
Administration fees 37,530
Transfer agent fees 3,303
$ 45 3 , 666
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 58,419 $ 293,870 $ 296,886 $ 12 $ 10 $ 55,425 $ 614 $ —
$ 58,419 $ 293,870 $ 296,886 $ 12 $ 10 $ 55,425 $ 614 $ —
Cost of Investments
$ 936,343,397
Unrealized Appreciation
$ 31,058,921
Unrealized Depreciation
(7,325,195)
Net Unrealized Appreciation (Depreciation)
$ 23,733,726

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
Global Real Estate Securities Fund 127
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2019 $ 1,144 .30 $ 1,020 .23
Expenses Paid During Period* $ 4 .89 $ 4 .61
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
128 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.8%
Australia - 3.8%
Charter Hall Group - ADR(ö) 613,298 4,672
Dexus Property Group(Æ)(ö) 241,813 2,207
Goodman Group(ö) 697,321 7,370
GPT Group (The)(ö) 1,246,415 5,391
Mirvac Group(ö) 4,458,598 9,815
Scentre Group(ö) 2,086,874 5,636
35,091
Austria - 0.2%
CA Immobilien Anlagen AG 49,112 1,803
Belgium - 0.4%
Aedifica (ö) 26,776 2,555
VGP NV 8,100 671
3,226
Canada - 2.3%
Allied Properties Real Estate Investment
Trust(ö) 128,341 4,641
Boardwalk Real Estate Investment
Trust(ö) 144,351 4,392
Canadian Apartment Properties(ö) 99,273 3,666
Crombie Real Estate Investment Trust(ö) 132 2
First Capital Realty, Inc. Class A 47,840 799
Granite Real Estate Investment Trust(ö) 49,224 2,266
H&R Real Estate Investment Trust(Æ)(ö) 37 1
RioCan Real Estate Investment Trust(ö) 63,117 1,253
SmartCentres Real Estate Investment
Trust(ö) 140,663 3,567
20,587
China - 0.2%
China Overseas Land & Investment, Ltd. 608,000 2,244
Finland - 0.0%
Citycon OYJ(Æ)(Ñ) 40,894 426
France - 2.7%
Covivio (ö) 29,002 3,036
Gecina SA(ö) 45,618 6,827
Klepierre SA - GDR(ö) 433,455 14,530
24,393
Germany - 3.4%
ADO Properties SA(Þ) 34,332 1,420
Alstria Office REIT-AG(ö) 225,844 3,657
Deutsche Wohnen SE 262,017 9,611
Instone Real Estate Group AG(Æ)(Þ) 65,959 1,482
LEG Immobilien AG 40,121 4,525
Vonovia SE 220,893 10,550
31,245
Hong Kong - 10.5%
Champion REIT(Æ)(ö) 667,433 555
CK Asset Holdings, Ltd. 807,759 6,306
Hongkong Land Holdings, Ltd. 2,004,000 12,927
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hysan Development Co., Ltd. 497,596 2,572
Link Real Estate Investment Trust(ö) 1,519,500 18,689
New World Development Co., Ltd. 6,943,929 10,821
Sino Land Co., Ltd. 2,092,664 3,500
Sun Hung Kai Properties, Ltd. 1,432,389 24,324
Swire Properties, Ltd. 2,622,026 10,598
Wharf Real Estate Investment Co., Ltd. 759,801 5,338
95,630
Ireland - 0.2%
Green REIT PLC(ö) 927,104 1,908
Hibernia REIT PLC(ö) 229,581 378
2,286
Japan - 10.2%
Activia Properties, Inc.(ö) 1,431 6,224
Daibiru Corp. 100,700 939
Daiwa House REIT Investment Corp.(ö) 508 1,226
Daiwa Office Investment Corp.(ö) 238 1,707
Frontier Real Estate Investment Corp.(ö) 494 2,108
Global One Real Estate Investment
Corp.(ö) 3,277 4,084
GLP J- Reit (ö) 1,910 2,177
Hulic Co., Ltd. 107,900 869
Invincible Investment Corp.(ö) 5,570 2,885
Japan Logistics Fund, Inc.(ö) 716 1,638
Japan Real Estate Investment Corp.(ö) 132 803
Mitsubishi Estate Co., Ltd. 1,095,776 20,441
Mitsui Fudosan Co., Ltd. 414,700 10,068
Mori Hills REIT Investment Corp. Class
A(ö) 2,416 3,421
Mori Trust Sogo REIT, Inc.(ö) 1,054 1,713
Nippon Building Fund, Inc.(ö) 749 5,128
Nippon Prologis REIT, Inc.(Æ)(ö) 1,329 3,068
NIPPON REIT Investment Corp.(ö) 363 1,411
Nomura Real Estate Master Fund, Inc.(ö) 2,033 3,126
Orix JREIT, Inc.(ö) 2,574 4,693
Premier Investment Corp.(ö) 2,172 2,856
Sekisui House REIT, Inc.(ö) 401 300
Sumitomo Realty & Development Co.,
Ltd. 145,686 5,209
Tokyo Tatemono Co., Ltd. 274,382 3,054
Tokyu Fudosan Holdings Corp. 540,581 2,990
XYMAX REIT Investment Corp.(ö) 915 1,072
93,210
Netherlands - 1.2%
Eurocommercial Properties NV 92,914 2,483
InterXion Holding NV(Æ) 63,741 4,850
Unibail - Rodamco -Westfield(ö) 23,725 3,555
10,888
Norway - 0.4%
Entra ASA(Þ) 228,194 3,504
Singapore - 1.7%
CapitaLand, Ltd. 2,019,900 5,272

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
City Developments, Ltd. 370,300 2,600
Frasers Centrepoint Trust(ö) 572,300 1,100
Mapletree Logistics Trust(ö) 2,989,700 3,517
Parkway Life Real Estate Investment
Trust(Æ)(ö) 975,200 2,184
UOL Group, Ltd. 87,500 488
15,161
Spain - 1.2%
Inmobiliaria Colonial Socimi SA(ö) 276,065 3,074
Merlin Properties Socimi SA(ö) 579,689 8,042
11,116
Sweden - 1.4%
Atrium Ljungberg AB Class B 18,870 341
Castellum AB 255,274 4,883
Catena AB 55,072 1,730
Fabege AB 208,222 3,134
Fastighets AB Balder Class B(Æ) 43,476 1,456
Hufvudstaden AB Class A 47,538 808
12,352
Switzerland - 0.4%
Swiss Prime Site AG Class A(Æ) 40,856 3,567
United Kingdom - 5.8%
Assura PLC(ö) 2,088,720 1,693
Big Yellow Group PLC(ö) 123,947 1,558
British Land Co. PLC (The)(ö) 1,328,943 9,094
Derwent London PLC(ö) 76,760 3,038
Grainger PLC 536,647 1,675
Great Portland Estates PLC(ö) 580,961 5,050
Hammerson PLC(ö) 907,276 3,197
Intu Properties PLC Class H(Ñ)(ö) 399,730 387
Land Securities Group PLC(ö) 702,810 7,444
LondonMetric Property PLC(ö) 653,588 1,752
PRS REIT PLC (The)(ö) 970,815 1,159
Safestore Holdings PLC(ö) 161,822 1,262
Segro PLC(ö) 818,627 7,593
St. Modwen Properties PLC 112,403 626
Tritax EuroBox PLC(ö)(Þ) 598,090 731
UNITE Group PLC (The)(ö) 278,868 3,454
Urban & Civic PLC 678,500 2,857
52,570
United States - 51.8%
Agree Realty Corp.(ö) 75,233 4,819
Alexandria Real Estate Equities, Inc.
(Ñ)(ö) 45,572 6,430
American Campus Communities, Inc.(ö) 97,887 4,518
American Homes 4 Rent Class A(ö) 160,866 3,911
Americold Realty Trust(Ñ)(ö) 286,108 9,276
Apartment Investment & Management
Co. Class A(ö) 114,214 5,724
AvalonBay Communities, Inc.(ö) 35,582 7,230
BGP Holdings PLC(Æ)(Š) 926,311 —
Boston Properties, Inc.(ö) 68,491 8,835
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boyd Gaming Corp. 105,825 2,851
Brixmor Property Group, Inc.(ö) 323,382 5,782
Camden Property Trust(ö) 25,932 2,707
Columbia Property Trust, Inc.(ö) 93,359 1,936
CoreSite Realty Corp. Class A(ö) 20,722 2,387
Crown Castle International Corp.(ö) 24,076 3,138
CubeSmart (ö) 195,740 6,546
CyrusOne , Inc.(ö) 106,041 6,121
DiamondRock Hospitality Co.(ö) 209,427 2,165
Digital Realty Trust, Inc.(ö) 4,041 476
Douglas Emmett, Inc.(ö) 95,754 3,815
Empire State Realty Trust, Inc. Class
A(ö) 191,184 2,831
Equinix , Inc.(Æ)(ö) 15,202 7,666
Equity LifeStyle Properties, Inc. Class
A(ö) 90,591 10,992
Equity Residential(ö) 184,033 13,972
Essential Properties Realty Trust, Inc.(ö) 109,458 2,194
Essex Property Trust, Inc.(ö) 53,396 15,588
Extra Space Storage, Inc.(ö) 163,743 17,373
Federal Realty Investment Trust(ö) 12,678 1,632
HCP, Inc.(ö) 273,259 8,739
Healthcare Realty Trust, Inc.(ö) 40,702 1,275
Host Hotels & Resorts, Inc.(ö) 395,537 7,207
Hudson Pacific Properties, Inc.(ö) 65,330 2,174
Invitation Homes, Inc.(ö) 445,718 11,914
JBG Smith Properties(ö) 139,476 5,487
Kilroy Realty Corp.(ö) 149,012 10,999
Kimco Realty Corp.(ö) 250,475 4,629
Liberty Property Trust(ö) 35,602 1,782
Life Storage, Inc.(Æ)(ö) 14,055 1,336
Macerich Co. (The)(Ñ)(ö) 239,661 8,026
Mack-Cali Realty Corp.(ö) 155,204 3,615
Medical Properties Trust, Inc.(ö) 266,614 4,650
MGM Growth Properties LLC Class A(ö) 68,818 2,109
Mid-America Apartment Communities,
Inc.(ö) 66,096 7,783
Paramount Group, Inc.(ö) 328,669 4,605
Park Hotels & Resorts, Inc.(ö) 180,698 4,980
Pebblebrook Hotel Trust(ö) 121,227 3,416
Physicians Realty Trust(ö) 164,455 2,868
Prologis, Inc.(ö) 361,901 28,987
Public Storage(ö) 63,388 15,097
QTS Realty Trust, Inc. Class A(ö) 5,684 262
Realty Income Corp.(ö) 124,541 8,590
Regency Centers Corp.(ö) 198,467 13,246
Rexford Industrial Realty, Inc.(ö) 110,692 4,469
RLJ Lodging Trust(ö) 159,963 2,838
Ryman Hospitality Properties, Inc.(ö) 51,583 4,183
Sabra Health Care REIT, Inc.(ö) 171,759 3,382
SBA Communications Corp.(Æ)(ö) 12,272 2,759
Simon Property Group, Inc.(ö) 145,797 23,292
SITE Centers Corp.(ö) 120,488 1,595
SL Green Realty Corp.(ö) 182,006 14,628
STAG Industrial, Inc.(ö) 107,930 3,264
STORE Capital Corp.(ö) 151,766 5,037
Sun Communities, Inc.(ö) 48,433 6,209

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
130 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunstone Hotel Investors, Inc.(ö) 171,494 2,351
Taubman Centers, Inc.(ö) 37,977 1,551
UDR, Inc.(ö) 368,634 16,548
VEREIT, Inc.(ö) 1,221,581 11,006
VICI Properties, Inc.(Ñ)(ö) 287,142 6,329
Vornado Realty Trust(ö) 141,081 9,043
Weingarten Realty Investors(ö) 87,966 2,412
Welltower , Inc.(ö) 334,706 27,288
472,875
Total Common Stocks
(cost $771,803) 892,174
Short-Term Investments - 0.9%
United States - 0.9%
U.S. Cash Management Fund(@) 8,372,763 (∞) 8,376
Total Short-Term Investments
(cost $8,374) 8,376
Other Securities - 3.6%
U.S. Cash Collateral Fund(×)(@) 32,761,301 (∞) 32,761
Total Other Securities
(cost $32,761) 32,761
Total Investments 102.3%
(identified cost $812,938) 933,311
Other Assets and Liabilities, Net
- (2.3%)
(20,794)
Net Assets - 100.0%
912,517

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.8%
ADO Properties SA 07/23/15 EUR 34,332 34.55 1,186
1,420
Entra ASA 08/04/15 NOK 228,194 11.11 2,535
3,504
Instone Real Estate Group AG 03/28/19 EUR 65,959 23.54 1,553
1,482
Tritax EuroBox PLC 07/04/18 GBP 598,090 1.16 692
731
7,137
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 299 USD 10,354 09/19
(135)
FTSE/EPRA Europe Index Futures 122 EUR 2,560 09/19
(93)
Hang Seng Index Futures 8 HKD 11,402 07/19
16
MSCI Singapore Index Futures 16 SGD 605 07/19
5
S&P/TSX 60 Index Futures 4 CAD 782 09/19
4
SPI 200 Index Futures 7 AUD 1,148 09/19
8
TOPIX Index Futures 14 JPY 217,141 09/19
(5)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(200)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 311 AUD 447 09/18/19 4
Bank of Montreal USD 191 CAD 253 09/18/19 3
Bank of Montreal USD 1,361 EUR 1,195 09/18/19 5
Bank of Montreal USD 1,106 JPY 119,074 09/18/19 5
Bank of Montreal USD 259 SGD 353 09/18/19 2
Bank of New York CAD 200 USD 150 09/18/19 (3)
Royal Bank of Canada USD 311 AUD 447 09/18/19 3
Royal Bank of Canada USD 153 CAD 200 09/18/19 —
Royal Bank of Canada USD 191 CAD 253 09/18/19 3
Royal Bank of Canada USD 1,362 EUR 1,195 09/18/19 4
Royal Bank of Canada USD 841 HKD 6,582 09/18/19 2
Royal Bank of Canada USD 1,106 JPY 119,074 09/18/19 5
Royal Bank of Canada USD 259 SGD 353 09/18/19 2
Standard Chartered USD 110 AUD 160 09/18/19 3
Standard Chartered USD 142 CAD 190 09/18/19 2
Standard Chartered USD 226 EUR 200 09/18/19 3
Standard Chartered USD 841 HKD 6,582 09/18/19 2
Standard Chartered USD 138 JPY 14,830 09/18/19 1
Standard Chartered SGD 40 USD 29 09/18/19 —
State Street AUD 170 USD 117 09/18/19 (3)
State Street EUR 140 USD 158 09/18/19 (2)
State Street HKD 1,400 USD 179 09/18/19 —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
132 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street JPY 15,430 USD 144 09/18/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
41
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 35,091 $ —
$ —
$ 35,091 3 .8
Austria — 1,803 —
—
1,803 0 .2
Belgium — 3,226 —
—
3,226 0 .4
Canada 20,587 — —
—
20,587 2 .3
China — 2,244 —
—
2,244 0 .2
Finland — 426 —
—
426 —
*
France — 24,393 —
—
24,393 2 .7
Germany — 31,245 —
—
31,245 3 .4
Hong Kong — 95,630 —
—
95,630 10 .5
Ireland — 2,286 —
—
2,286 0 .2
Japan — 93,210 —
—
93,210 10 .2
Netherlands 5,988 4,900 —
—
10,888 1 .2
Norway — 3,504 —
—
3,504 0 .4
Singapore — 15,161 —
—
15,161 1 .7
Spain — 11,116 —
—
11,116 1 .2
Sweden — 12,352 —
—
12,352 1 .4
Switzerland — 3,567 —
—
3,567 0 .4
United Kingdom — 52,570 —
—
52,570 5 .8
United States 472,875 — —
—
472,875 51 .8
Short-Term Investments — — — 8,376 8,376 0 .9
Other Securities — — — 32,761 32,761 3 .6
Total Investments 499,450 392,724 — 41,137 933,311 102 .3
Other Assets and Liabilities, Net (2 .3)
100 .0
Other Financial Instruments
Assets
Futures Contracts 33 — — 33 —
*
Foreign Currency Exchange Contracts — 49 — 49 —
*
A
Liabilities
Futures Contracts (233) — — (233) (—)
*

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 133
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts — (8) — (8) (—)
*
Total Other Financial Instruments
**
$ (200) $ 41 $ — $ $ (159)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2019, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
288,848
Healthcare ..............................................................................
52,079
Industrial ................................................................................
66,802
Lodging/Resorts ......................................................................
32,134
Office ......................................................................................
130,340
Residential ..............................................................................
149,046
Retail ......................................................................................
129,753
Self Storage .............................................................................
43,172
Short-Term Investments ..........................................................
8,376
Other Securities ......................................................................
32,761
Total Investments .................................................................... 933,311

See accompanying notes which are an integral part of the financial statements.
134 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 49
Variation margin on futures contracts* 33 —
Total
$ 33 $ 49
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 233 $ —
Unrealized depreciation on foreign currency exchange contracts — 8
Total
$ 233 $ 8
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,845 $ —
Foreign currency exchange contracts — (32)
Total
$ 1,845 $ (32)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 733 $ —
Foreign currency exchange contracts — 14
Total
$ 733 $ 14
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 135
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 31,994 $ — $ 31,994
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 49 — 49
Total Financial and Derivative Assets
32,043 — 32,043
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 32,043 $ — $ 32,043
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 19 $ — $ — $ 19
Citigroup
6,107 — — 6,107
JPMorgan Chase
367 — — 367
Merrill Lynch
18,280 — — 18,280
Morgan Stanley
7,239 — — 7,239
Royal Bank of Canada
19 — — 19
Standard Chartered
12 — — 12
Total
$ 32,043 $ — $ — $ 32,043

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
136 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 8 $ — $ 8
Total Financial and Derivative Liabilities
8 — 8
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8 $ — $ 8
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 3 $ — $ — $ 3
State Street 5 — — 5
Total
$ 8 $ — $ — $ 8
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 137
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 812,938
Investments, at fair value(*)(>) ......................................................................................................................................................
933,311
Cash ............................................................................................................................................................................................... 7,473
Foreign currency holdings(^) ......................................................................................................................................................... 355
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 49
Receivables:
Dividends and interest ....................................................................................................................................................... 3,754

From broker(a) ................................................................................................................................................................... 1,121
Variation margin on futures contracts ................................................................................................................................. 33
Prepaid expenses ........................................................................................................................................................................... 4
Total assets .................................................................................................................................................
946,385
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 79
Accrued fees to affiliates .................................................................................................................................................... 64 6
Other accrued expenses ..................................................................................................................................................... 14 2
Variation margin on futures contracts ................................................................................................................................. 232
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 8
Payable upon return of securities loaned ....................................................................................................................................... 32,761
Total liabilities .............................................................................................................................................
33,868
Net Assets ............................................................................................................................................................
$ 912,517

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
138 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 104,517
Shares of beneficial interest ...........................................................................................................................................................
60 2
Additional paid-in capital ..............................................................................................................................................................
807,398
Net Assets ............................................................................................................................................................
$ 912,51 7
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 15.15
Net assets ............................................................................................................................................................................... $ 912,517,315
Shares outstanding ($.01 par value) ....................................................................................................................................... 60,244,882
Amounts in thousands
(^)     Foreign currency holdings - cost $ 354
(*)     Securities on loan included in investments $ 31,994
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 41,137
(a)     Receivable from Broker for Futures $ 1,121
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 139
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 11,70 3
Dividends from affiliated funds ......................................................................................................................................... 213
Securities lending income (net) ......................................................................................................................................... 67
Less foreign taxes withheld ............................................................................................................................................... (691)
Total investment income ...............................................................................................................................................................
11, 292
Expenses
Advisory fees .................................................................................................................................................................... 3,590
Administrative fees ........................................................................................................................................................... 224
Custodian fees ................................................................................................................................................................... 159
Transfer agent fees ............................................................................................................................................................ 19
Professional fees ............................................................................................................................................................... 55
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 56
Miscellaneous ................................................................................................................................................................... 1 6
Total expenses ...............................................................................................................................................................................
4,134
Net investment income (loss) ........................................................................................................................................................
7,158
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 11,951
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 1,845
Foreign currency exchange contracts ................................................................................................................................ (32)
Foreign currency-related transactions ............................................................................................................................... (14)
Net realized gain (loss) ..................................................................................................................................................................
13,754
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 96,419
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 733
Foreign currency exchange contracts ................................................................................................................................ 14
Foreign currency-related transactions ............................................................................................................................... 13
Net change in unrealized appreciation (depreciation) ................................................................................................................... 97,181
Net realized and unrealized gain (loss) ......................................................................................................................................... 110,935
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 118,093

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
140 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,158 $ 26,548
Net realized gain (loss) ...................................................................................................................... 13,754 13,800
Net change in unrealized appreciation (depreciation) ....................................................................... 97,181 (90,795)
Net increase (decrease) in net assets from operations ............................................................................. 118,093 (50,447)
Distributions
To shareholders ................................................................................................................................. (5,641) (40,384)
Net decrease in net assets from distributions .......................................................................................... (5,641) (40,384)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (22,409) 13,851
Total Net Increase (Decrease) in Net Assets ..........................................................................
90,043 (76,980)
Net Assets
Beginning of period .................................................................................................................................
822,474 899,454
End of period ..........................................................................................................................................
$ 912,517 $ 822,474
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 448 $ 6,701 1,49 4 $ 21,338
Proceeds from reinvestment of distributions 371 5,641 2,900 40,384
Payments for shares redeemed (2,338) (34,751) (3,345) (47,871)
Total increase (decrease)
(1,519) $ (22,409) 1,049 $ 13,851

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 142
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
June 30, 2019(1) 13.32 .12 1.80 1.92 (.09) — —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02) —
December 31, 2017 14.00 .29 1.34 1.63 (.54) (.28) —
December 31, 2016 14.71 .31 .13 .44 (.57) (.46) (.12)
December 31, 2015 15.63 .29 (.25) .04 (.25) (.71) —
December 31, 2014 14.68 .28 1.89 2.17 (.52) (.70) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 143
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.09) 15.15 14.43 912,517 .92 .92 1.59 32
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78
(.82) 14.81 11.80 899,454 .92 .92 2.09 84
(1.15) 14.00 3.02 800,818 .94 .94 2.06 91
(.96) 14.71 .25 778,091 .93 .93 1.86 64
(1.22) 15.63 14.75 777,376 .95 .95 1.76 64

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
144 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 604,670
Administration fees 37,792
Transfer agent fees 3,327
$ 645,789
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 18,169 $ 99 ,478 $ 109,277 $ 4 $ 2 $ 8,376 $ 213 $ —
U.S. Cash Collateral Fund 2,813 78,567 48,619 — — 32,761 138 —
$ 20,982 $ 178,045 $ 157,896 $ 4 $ 2 $ 41,137 $ 351 $ —
Cost of Investments
$ 843,294,190
Unrealized Appreciation
$ 107,413,476
Unrealized Depreciation
(17,555,869)
Net Unrealized Appreciation (Depreciation)
$ 89,857,607

Russell Investment Funds
Notes to Schedules of Investments — June 30, 2019 (Unaudited)
Notes to Schedules of Investments 145
Footnotes:
Abbreviations:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
( ƒ ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security. See Note 7.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(Å) Illiquid and restricted security. See Note 7.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
(1)
Weekly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2019 (Unaudited)
146 Notes to Schedules of Investments
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2019 (Unaudited)
Notes to Schedules of Investments 147
Foreign Currency Abbreviations:
ARS - Argentine peso HUF - Hungarian forint PKR - Pakistani rupee
AUD - Australian dollar IDR - Indonesian rupiah PLN - Polish zloty
BRL - Brazilian real ILS - Israeli shekel RUB - Russian ruble
CAD - Canadian dollar INR - Indian rupee SEK - Swedish krona
CHF - Swiss franc ISK - Icelandic krona SGD - Singapore dollar
CLP - Chilean peso ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR – Malaysian ringgit VEB - Venezuelan bolivar
EGP - Egyptian pound NOK - Norwegian krone VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
HKD – Hong Kong dollar PHP – Philippine peso

Russell Investment Funds
Notes to Financial Highlights — June 30, 2019 (Unaudited)
148 Notes to Financial Highlights
(1) For the period ended June 30, 2019 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) Periods less than one year are not annualized.
(e) Periods less than one year are annualized.
(f) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(g) Gross and Net Expense Ratios for the period ended December 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, the expense ratios would have been higher by the amount listed below.
Fund
Impact of the fee reimbursement on
gross and net expense ratios
U.S. Strategic Equity Fund 0.01%
U.S. Small Cap Equity Fund 0.01%
International Developed Markets Fund 0.05%

Russell Investment Funds
Notes to Financial Statements — June 30, 2019 (Unaudited)
Notes to Financial Statements 149
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.
Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
150 Notes to Financial Statements
other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 151
rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers between Levels 1, 2, and 3 for the period ended June 30, 2019.
The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved pricing became available. The amount transferred was $389,240.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
152 Notes to Financial Statements
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 153
realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At June 30, 2019, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2016 through December 31, 2018, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
154 Notes to Financial Statements
of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30,
2019. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
International Developed Markets Fund $ — 1,194
Strategic Bond Fund 11,550 —

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 155
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2019, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2019 June 30, 2019
International Developed Markets Fund $ 166,952,447 $ 108,530,104
Strategic Bond Fund 276,761,776 346,905,191
Global Real Estate Securities Fund 13,077,807 9,690,876
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2019 June 30, 2019
International Developed Markets Fund $ 166,988,286 $ 108,684,111
Strategic Bond Fund 281,153,505 338,223,071
Global Real Estate Securities Fund 13,018,690 9,698,703

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
156 Notes to Financial Statements
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2019, the Strategic Bond Fund purchased/sold options primarily for return enhancement and hedging.
The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in
Notional of Options Contracts Outstanding
Funds March 31, 2019 June 30, 2019
Strategic Bond Fund $ 50,072,755 $ 58,192,750
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2019 June 30, 2019
U.S. Strategic Equity Fund $ 6,243,160 $ 7,066,080
U.S. Small Cap Equity Fund 2,006,940 7,600,435
International Developed Markets Fund 118,377,117 112,050,501
Strategic Bond Fund 584,543,689 679,752,543
Global Real Estate Securities Fund 21,319,343 18,589,439

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 157
exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
158 Notes to Financial Statements
agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2019, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 159
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2019, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2019, there were no total return swaps held in the Funds.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended June 30, 2019, the Funds did not enter into currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types,
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2019 June 30, 2019
Strategic Bond Fund $ 36,699,702 $ 36,190,000
Interest Rate Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2019 June 30, 2019
Strategic Bond Fund $ 60,993,824 $ 81,003,255

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
160 Notes to Financial Statements
they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of June 30, 2019, the Strategic Bond Fund had no unfunded loan commitments.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 161
value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short).
As of June 30, 2019, the market value of securities on loan through the reciprocal lending program for U.S. Small Cap Equity Fund were $8,016,407.
As of June 30, 2019, the U.S. Small Cap Equity Fund held $12,526,129 as collateral for short sales.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
162 Notes to Financial Statements
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments,

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 163
sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
164 Notes to Financial Statements
loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of June 30, 2019, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Investment Transactions
Securities
During the period ended June 30, 2019, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:
Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
cx
Purchases Sales
U.S. Strategic Equity Fund $ 296,972,944 $ 321,654,313
U.S. Small Cap Equity Fund 119,114,428 130,838,596
International Developed Markets Fund 187,954,521 177,358,683
Strategic Bond Fund 190,598,532 174,004,436
Global Real Estate Securities Fund 276,526,836 286,282,173

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 165
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of June 30, 2019, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2019, the Funds had invested
$110,057,427 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $49,415,878 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
The advisory fee is based upon the average daily net assets of each Fund and the administrative fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2019:
Purchases Sales
Strategic Bond Fund $ 371,902,811 $ 380,996,455
Annual Rate
Funds Adviser (%) Administrator (%)
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
166 Notes to Financial Statements
There were no advisory fee waivers for the Funds during the period.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2019 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
During the period ended June 30, 2019, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.
Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 34 funds and RIF, which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
Advisory Administrative
U.S. Strategic Equity Fund
$ 1,515,563 $ 103,806
U.S. Small Cap Equity Fund
1,013,502 56,306
International Developed Markets Fund
1,711,489 95,083
Strategic Bond Fund
2,428,575 220,780
Global Real Estate Securities Fund
3,590,345 224,397
Amount
U.S. Strategic Equity Fund
$ 8,579
U.S. Small Cap Equity Fund
4,649
International Developed Markets Fund
7,855
Strategic Bond Fund
18,266
Global Real Estate Securities Fund
18,546

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 167
For the period ended June 30, 2019, the regular compensation paid to the Trustees by the Russell Investments Fund Complex
$894,250.
Federal Income Taxes
At June 30, 2019, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Record Ownership
At June 30, 2019, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended, ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security.
Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended June 30, 2019, there were no unfunded loan commitments held by the Fund.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
On July 1, 2019, the Board declared dividends payable from net investment income. Dividends were paid on July 3, 2019 to shareholders of record effective with the opening on July 2, 2019.
No Expiration
Funds Short Term Long-Term Totals
Strategic Bond Fund $ 14,440,436 $ 7,696,379 $22,136,815
# of Shareholders %
U.S. Strategic Equity Fund
2 86.6
U.S. Small Cap Equity Fund
3 81.1
International Developed Markets Fund
2 70.7
Strategic Bond Fund
1 70.6
Global Real Estate Securities Fund
2 90.8

Russell Investment Funds
Affiliated Brokerage Transactions — June 30, 2019 (Unaudited)
168 Affiliated Brokerage Transactions
As stated in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-discretionary managers or (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended June 30, 2019 were as follows:
Fund Name Amount
U.S. Strategic Equity Fund $ 40,120
U.S. Small Cap Equity Fund 20,126
International Developed Markets Fund 88,813
Strategic Bond Fund —
Global Real Estate Securities Fund 41,079

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement — (Unaudited)
Basis for Approval of Investment Advisory Agreement 169
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 20, 2019 (the “Agreement Evaluation
Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIM
(and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the
Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.
At a meeting held in person on April 30, 2019 (the “Agreement Information Review Meeting,”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which the Chief Operating Officer (“COO”) of RIM’s parent company was present; and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, communicated additional questions and requested additional Agreement Evaluation Information.
Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting was received on May
10, 2019. On May 14, 2019, the Independent Trustees met by conference telephone call in private session with Independent Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information. On May
14, 2019, following the aforementioned conference call, the Board Chair met in-person with representatives of management. At the
Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement
Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the
Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and
RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
170 Basis for Approval of Investment Advisory Agreement
securities selections consistent with the adviser’s style and investment philosophy. RIM, however, has engaged multiple unaffiliated
Money Managers. RIM is responsible for paying fees for Money Managers (“Money Manager Fees”) out of the fees paid by the Funds to
RIM for its services under the RIM Agreement (the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which
RIM purchases and sells securities for a Fund; or (3) both a discretionary and a non-discretionary assignment. Money Managers may be paid fees at a lower rate for non-discretionary services than discretionary services.
The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Fund investment advisory services. In this regard, assets of each Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. In addition, RIM continues to manage the investment of each Fund’s cash and portions of a Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Fund’s assets that RIM determines not to allocate to Money Manager strategies. The Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM.
With respect to the portion of a Fund that RIM manages based upon Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio.
RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, and that emulation provides more flexibility for enhanced tax management. In all cases, Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM has provided to Funds under the RIM Agreement.
RIM is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of its assets among the Money Manager strategies and RIM itself. Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIM in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. For each
Fund, RIM is responsible for, among other things, providing each Money Manager with a statement of the investment parameters and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by each Money Manager with each Fund’s investment objective and policies; with respect to Funds with non-
discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies;
managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of new Money Managers or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money
Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Fund.
In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the
Fund’s investment program, structuring the Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Fund. In the Agreement Evaluation Information,
RIM noted the broad array of investment management services provided to the Funds by RIM compared to the relatively narrow portfolio management services provided to the Funds by Money Managers.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 171
RIM has advised the Board that while its portfolio construction process is “investment led and designed to be conducted in a manner that is consistent with its fiduciary duties,” RIM establishes a reasonable Money Manager fee target (“Fee Target” or “Fee Targets”)
for each Fund to provide a cost framework for portfolio construction. RIM in the Agreement Evaluation Information advised the Board that Money Manager Fees, in the aggregate, “must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.” RIM further advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Fee Targets. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager fee negotiations, guideline customization and
Direct Management Services (as defined below). RIM has advised the Board that Fee Targets for particular Funds may be adjusted
(higher or lower) from time to time.
The Board considered that the prospectuses for the Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the Funds’ manager-of-managers structure.
The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The Advisory Fee paid by the Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund, including the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.
In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of
Russell Investments (as defined below) the impact on the Funds of significant changes in Russell Investments’ senior management and personnel providing investment management and other services to the Funds in the past year, including the Chief Investment Officer of RIM and the Funds. The Board also discussed with senior representatives of Russell Investments the lengthier implementation of changes to operational and data infrastructure supporting various services provided by RIM to the Funds, including RIM’s
Direct Management Services (as defined below) and new and/or complex investment products or services (the “operational and data infrastructure initiatives”). The Board also discussed the Funds’ compliance program and certain items reported in the annual report of the Funds’ Chief Compliance Officer (“CCO”) required under Rule 38a-1 of the Investment Company Act of 1940, as amended
(the “Annual Report”) with the CCO and RIM’s senior management. In particular, the Board expressed its continuing concerns with respect to certain items reported in the Annual Report relating to the portions of Funds that are managed directly by RIM and new and/
or complex investment products or services. The CCO and RIM senior management provided an update on the implementation status of the operational and data infrastructure initiatives, noting that these initiatives, as well as other changes already implemented and in process, should address certain concerns posed by the Board regarding these items. The CCO and RIM senior management advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
172 Basis for Approval of Investment Advisory Agreement
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement Information Review Meeting, the
Board met in executive session with a representative of TA Associates, at which the COO was present, to discuss, among other things, the status of its indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds. The
Board was not advised of any change in TA Associates’ plans regarding its ownership interest in Russell Investments.
As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, the actual allocation of Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). The nature and scope of RIM’s direct management of
Fund assets has evolved over the past several years. RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invests in securities and instruments which provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” The Board has been advised that, where appropriate in its judgment, RIM intends to continue exploring the possible expansion of its Direct Management Services whereby RIM expects that larger portions of certain Funds may be managed directly by RIM pursuant to the Direct Management Services.
RIM noted that its portfolio managers combine Money Manager strategies and RIM Direct Management Services for the Funds and
precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of each Fund. These strategies are used in conjunction with allocations to Money
Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to Funds; and the fact that the aggregate Advisory Fees paid by the Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management Services or otherwise.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the Funds in recent years, described additional current and expected future changes and described the impact of the changes that have been or will be implemented in the investment advisory services provided to the Funds by RIM, including the following:
• The Direct Management Services described above.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 173
• RIM advised the Board that, with certain exceptions, in 2019 it would convert all remaining discretionary equity Money Managers to non-discretionary assignments, thereby implementing emulation for almost all Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, for certain Funds, it has reduced, and may further reduce, the number of Money Managers in part to seek more concentrated return drivers. Additionally, RIM advised the Board that, consistent with the terms of the manager-of-managers exemptive order, it is also creating manager “bench” lineups for certain Funds, whereby those Funds would have approved Money
Managers that are not funded (i.e. have an asset allocation of zero). As the agreements with these bench Money Managers would already be approved for a Fund by the Board based on information presented at the time of approval, RIM would be able to allocate assets to these Money Managers without proposing a new portfolio management contract for Board approval. RIM also advised the Board that allocations to Direct Management Services for certain Funds may increase to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups.
• RIM advised the Board of its expectation that lower Money Manager Fees will continue to be negotiated with Money Managers.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Funds, each of the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps agreed upon separately for affected Funds.
In its contract renewal deliberations, the Board took into consideration the potential benefits to the Funds, described by RIM, of these changes in their investment programs and RIM’s potential conflicts of interest inherent in each of these initiatives and considered that, while reporting procedures would provide some ability for the Board to monitor the impact of such conflicts on the Funds and the profitability of the Fund relationships to RIM, such reporting procedures would not eliminate such conflicts of interest risks to the
Funds.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIM with respect to a
Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the RIF
U.S. Strategic Equity Fund, RIF U.S. Small Cap Equity Fund, RIF International Developed Markets Fund and RIF Strategic Bond
Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the fourth or fifth quintile of its Expense Universe for that expense component. The Advisory Fee for the RIF
Global Real Estate Securities Fund ranked in the third quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. RIM noted that in 2019, based upon discussions with the Board, the methodology used by the independent third-party to create the Funds’ Expense Universes was changed from using Lipper investment classifications to Morningstar categories.
The Board considered RIM’s explanation of the reasons for the RIF U.S. Strategic Equity, RIF U.S. Small Cap Equity, RIF International
Developed Markets and RIF Strategic Bond Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons. Among other things, RIM noted that meaningful comparisons of investment advisory fees between funds affiliated with insurance companies issuing variable annuity and life policies and non-affiliated funds, such as the Funds, are difficult as insurance companies may allocate fees between the insurance contracts and their underlying funds. The Board considered that the total expenses for these Funds were ranked in the third quintile of its Expense
Universe. The Board determined that it would continue to monitor the Funds’ Advisory Fees against the Funds’ Comparable Funds’
investment advisory fees.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
174 Basis for Approval of Investment Advisory Agreement
In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that although its profitability generally and from its relationships with the Funds improved in 2018, its pre-tax “margins” in providing investment advisory services to the Funds ranked below the median of the margins of public investment management company peers based on a survey conducted in 2017. RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board has engaged, and continues to engage in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds as well as net Fund redemptions or purchases in recent years. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by a few insurance companies. The Funds are primarily available through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”).
In November 2018, Northwestern Mutual discontinued sales of the RIF International Developed Markets Fund to new Insurance
Contract Holders through its advisory channel, but this Fund is still available to new and existing Insurance Contract Holders through
Northwestern Mutual’s brokerage channel. At the Agreement Evaluation Meeting, RIM expressed its belief that Northwestern Mutual does not intend to discontinue sales of the other Funds to its Insurance Contract Holders through its advisory channel. However, the Board received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM has advised the Board that, while it is assessing other potential opportunities, it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near term. Notwithstanding this expectation, RIM expressed its belief that the Funds will remain viable in the near term. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that, in the past year, RIM has renegotiated fees with certain Money Managers to lower levels; changed certain Money Manager assignments from discretionary to non-discretionary; reallocated assets among Money Managers; hired or terminated certain Money Managers, including in connection with the implementation of an initiative to reduce the number of Money
Managers for each Fund; and increased its allocations to Direct Management Services for various Funds in recent years, each of which alone may operate to reduce RIM’s costs of providing investment advisory and other services to the Funds contemplated by the RIM Agreement. The Board also considered that any resulting benefit of the decrease in Money Manager Fees paid by RIM in respect of a Fund accrues to RIM, rather than such Fund. The Board also considered RIM’s advice that such benefit ultimately may be partially offset by any new or additional fee waivers or expense caps on such Fund. With certain exceptions, the Board noted RIM’s stated intention to convert all remaining discretionary equity Money Managers to non-discretionary assignments in 2019, thereby implementing emulation for almost all Money Manager equity assignments.
The Board also considered, as a general matter, that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIM also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 175
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the RIF Global Real Estate
Securities Fund were ranked in the second quintile of its Expense Universe, and the total expenses for each of the other Funds were ranked in the third quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the
Expense Universe funds. In the case of many of the aforementioned Funds, a significant factor in the Fund’s total expense ranking was the Fund’s Advisory Fee when compared to the investment advisory fees of other Comparable Funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement Evaluation
Meeting by RIM, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements, and considering any differences in the composition of the Expense Universe and investment strategies of its respective Comparable
Funds and in light of other factors discussed above: (1) the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Funds; (2) except as noted above, the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIM had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory
Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Fund; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with continuation of the RIM Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of Funds, the Board focused upon each Fund’s performance for the 3-year period ended
December 31, 2018 as most relevant but also considered Fund performance for the 1- and 5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past year to enhance the performance of certain Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the RIF U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance for the 1-year and
3-year periods ended December 31, 2018 was ranked in the fifth quintile of its Performance Universe, and the Fund’s performance for the 5-year period ended such date was in the fourth quintile of its Performance Universe. According to RIM, factors contributing to the
Fund’s relative underperformance during the 3-year period included the Fund’s tilt away from stocks with high growth characteristics, sector positioning, particularly an overweight to the energy sector and an underweight to the utilities sector, and negative stock selection within the consumer discretionary, industrials, and health care sectors. The Board considered that the changes in the Fund’s Money
Managers that were implemented in May 2018 to enhance performance were not yet fully reflected in the Fund’s investment results.
The Third-Party Information also showed that the performance of the RIF International Developed Markets Fund and the RIF Global
Real Estate Securities Fund was ranked in the second quintile of their respective Performance Universes for the 3-year period ended
December 31, 2018, and the performance of the RIF U.S. Small Cap Equity Fund and the RIF Strategic Bond Fund was ranked in the third quintile of their respective Performance Universes for the 3-year period ended such date.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to its benchmark. The Board considered the Funds’ performance relative to their benchmarks in light of
RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2018, no Funds outperformed their benchmarks; and for the 3-year and 5-year periods ended December 31, 2018, the RIF Global Real Estate Securities Fund outperformed its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services, which continue to evolve in nature and scope, was not yet fully reflected

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
176 Basis for Approval of Investment Advisory Agreement
in the Fund’s investment results. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed at the Agreement Information Review Meeting and Agreement Evaluation Meeting and prior Board meetings that may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the interests of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial
Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than benefits from their soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a Money Manager may execute trades. The
Agreement Evaluation Information described RIM’s oversight of Money Manager soft dollar arrangements. The Agreement Evaluation
Information expressed RIM’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money
Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, the policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Funds in their registration statements. The Board was advised that, in the case of discretionary Money Managers using soft dollar arrangements, the CCO may from time to time request that
Money Managers provide information regarding their soft dollar program to RIM. The CCO and RIM do not obtain, and the Agreement
Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Fund portfolio transactions.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation Meeting, RIM reported that it planned to recommend to the Board at the May 20-21, 2019 meeting the appointment and termination of certain Money Managers, changes from discretionary to non-discretionary assignments for certain Money Managers, and changes to the fee schedules charged by certain
Money Managers.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the interests of the Fund and its shareholders.
* * *
In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 177
Approval of Money Manager Contracts with Jackson Square Partners LLC
Section 15 of the 1940 Act generally requires, among other things, that the Board, including a majority of the Independent Trustees voting separately, approve in-person for an initial term not to exceed two years and, thereafter, approve in-person on at least an annual basis the continuation of the RIM Agreement and, in the case of Manager-of-Managers Funds, the portfolio management contract with each money manager of the Manager-of-Managers Funds (collectively, the “portfolio management contracts”), and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. Rule 15a-4(b)(1) under the 1940 Act (“Rule 15a-4”) provides an exception from the requirements of Section 15 to permit a person to serve as an investment adviser (or subadviser) to a fund pursuant to an interim advisory agreement (or subadvisory agreement) if the following conditions are met:
a. the previous agreement was terminated by: (i) the board of trustees or the vote of a majority of the outstanding voting securities of the registered investment company, (ii) a failure to renew the previous agreement, or (iii) an assignment in which the investment adviser
(or subadviser) or a controlling person of the investment adviser (or subadviser) does not directly or indirectly receive money or other benefit;
b. the compensation to be received under the interim agreement is no greater than the compensation the adviser (or subadviser) would have received under the previous agreement;
c. the interim agreement has a term no greater than 150 days following the date the previous agreement was terminated; and
d. the fund’s board of trustees, including a majority of the independent trustees, has approved the interim agreement within 10 business days after the termination of the previous agreement at a meeting in which trustees may participate by any means of communication that allow all trustees participating to hear each other simultaneously during the meeting.
In evaluating approval or continuation of portfolio management contracts pursuant to Section 15, the Board considers that Manager-
of-Managers Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the Manager-of-Managers Funds, RIM, however, has engaged multiple unaffiliated money managers whereby an advisory fee is paid by the Manager-of-Managers Fund to RIM which in turn compensates the money manager firms. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Fund; or (3) both a discretionary and a non-discretionary assignment.
The Board considers that RIM (rather than any money manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for the Manager-of-Managers Funds. Although RIM traditionally has managed
Fund exposures through the selection of and allocations to money managers, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in changes in RIM’s approach to its Fund investment advisory services. In this regard, assets of each Manager-of-Managers Fund generally have been allocated among RIM and the multiple money manager strategies selected by RIM, subject to Board approval, for that Fund. RIM manages the investment of each Manager-of-
Managers Fund’s cash and also may manage directly any portion of each Manager-of-Managers Fund’s assets that RIM determines not to allocate to the money manager strategies and portions of a Manager-of-Managers Fund during transitions between money managers.
The Manager-of-Managers Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. In the case of non-discretionary money manager assignments, RIM itself manages portions of a Manager-of-Managers Fund based upon model portfolios provided by the non-discretionary money managers. In the case of non-discretionary money manager assignments for equity funds, RIM implements model equity portfolios through an “enhanced portfolio implementation,” or “emulation,” process designed to reduce trades and lower turnover, and provide more flexibility to manage tax impacts of trades. In all cases, Manager-of-Managers Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement.
RIM is responsible for selecting, subject to Board approval, money managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of assets among the money managers’ strategies and RIM itself. Each discretionary money manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for

Russell Investment Funds
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178 Basis for Approval of Investment Advisory Agreement
selecting portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM (each, a “segment”) in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by
RIM upon their selection of portfolio securities and the money manager’s specified role in a Manager-of-Managers Fund. For each
Manager-of-Managers Fund, RIM is responsible for, among other things, providing each money manager with a statement of the investment parameters and policies for the assets allocated to it and any specific investment restrictions; monitoring the performance of each money manager and Fund; generally supervising compliance by each money manager with each Fund’s investment objective and policies; with respect to Funds with non-discretionary money managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary money managers; managing Fund assets that are not allocated to money manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of money managers or replacements of existing money managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time for each money manager intended to capitalize on the strengths of that money manager or to coordinate the investment activities of money managers for the Manager-of-Managers Fund in a complementary manner. Therefore, RIM’s selection of money managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other money managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the Manager-of-Managers Fund, selecting effective money managers on a discretionary or non-
discretionary basis, and allocating assets among the money managers or their strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Fund.
The Board considers that the prospectus for each Manager-of-Managers Fund and other public disclosures emphasize to investors RIM’s role as the principal investment manager for the Manager-of-Managers Fund, rather than the investment selection or recommendation role of the Manager-of-Managers Fund’s money managers, and describe the manner in which the Manager-of-Managers Fund operates so that investors may take that information into account when deciding to purchase shares of the Manager-of-Managers Fund.
At a special meeting held by conference call on January 9, 2019 (the “January 9 Meeting”), RIM informed the Board that Suffolk
Capital Management, LLC (“Suffolk”), a discretionary money manager for the RIF U.S. Strategic Equity Fund (the “Affected Fund”),
unexpectedly had notified RIM on January 2, 2019 that Suffolk would cease operations on January 31, 2019, thereby effectively terminating its discretionary portfolio management agreement with the Affected Fund (the “Suffolk Agreement”) on that date.
On an informational conference call on January 29, 2019 (the “January 29 Call”), RIM provided the Board with an update on Suffolk’s plan to cease operations and reported that RIM would recommend that the Board approve a new non-discretionary portfolio management agreement (the “New Agreement”) for the Affected Fund with Jackson Square Partners LLC (“Jackson Square”) at a special Board meeting scheduled to be held in person on February 11, 2019 (the “Special Meeting”). RIM reported that effective January 31,
2019, upon the termination of the Suffolk Agreement, RIM would take control of the portions of the Affected Fund’s assets that had been allocated to Suffolk (the “Suffolk Sleeve”), and, while retaining the portfolio investments in the Suffolk Sleeve pending Board consideration of the New Agreement at the Special Meeting, RIM in the interim would monitor and manage total risk and liquidity in the
Affected Fund, while seeking to capitalize on opportunities embedded in the Affected Fund’s Suffolk Sleeve as it deemed appropriate.
Due to unforeseen adverse weather conditions which affected travel to the meeting location, the Special Meeting, which had been scheduled to be an in-person meeting, instead was held by conference telephone call pursuant to which all persons participating in the meeting could hear each other simultaneously. At the Special Meeting, the Board, reflecting the change in the Special Meeting from an in-person meeting to a conference call meeting, received a proposal from RIM to enter into an interim non-discretionary portfolio management agreement with Jackson Square for the Affected Fund (the “Interim Agreement”). RIM advised the Board that
Suffolk’s momentum investment strategy had a shorter-term horizon with a higher relative turnover and a more concentrated portfolio, and that, without implementation of the Interim Agreement, the assets in the Suffolk Sleeve would be at risk of issuer and/or market developments during the period from the Special Meeting to the Board’s consideration of the New Agreement at the next quarterly in-person Board meeting (the “Interim Period”). To provide suitable portfolio management services with respect to the Suffolk Sleeve assets and continuity in the Affected Fund’s overall investment programs during the Interim Period, RIM expressed its belief that implementation of the Interim Agreement would be in the best interests of the Affected Fund and its shareholders. RIM advised the
Board that at the next quarterly Board meeting, scheduled to be held in person on February 26, 2019 (the “Quarterly Board Meeting”),

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 179
RIM would submit the Interim Agreement for the Board’s ratification and approval, and submit the New Agreement, to replace the
Interim Agreement, for the Board’s consideration.
Of the Affected Fund’s assets allocated to money managers or a separate RIM direct management account (i.e. not including assets in the liquidity reserve account managed directly by RIM, which may constitute 5% or more of assets at any given time), at the time of the Special Meeting, the target allocation of assets (1) to the Suffolk Sleeves was 20% and (2) to a separate RIM direct management account was 20%.
RIM’s proposal to implement the Interim Agreement during the Interim Period and to submit the New Agreement for consideration by the Board at the in-person Quarterly Board Meeting reflected the conditions of Rule 15a-4 for temporary relief from the in-person meeting requirements applicable to Board approval of portfolio management agreements under Section 15. RIM advised the Board, among other things, that its proposal did not satisfy all conditions for reliance on Rule 15a-4 but was substantially consistent with such conditions to the extent practicable under the circumstances, served the purposes underlying Rule 15a-4 and did not raise concerns addressed by Section 15, and was in the best interests of the Affected Fund and its shareholders. In this regard, RIM stated:
e. the compensation payable to Jackson Square under the Interim Agreement would be no greater than the compensation Suffolk would have received under the Suffolk Agreement;
f. the Interim Agreement would remain in effect for no longer than 150 days following the date the Suffolk Agreement was terminated;
and
g. the Board, including a majority of the Independent Trustees, was being asked to approve the Interim Agreement within 10 business days after the termination of the Suffolk Agreement at the Special Meeting in which Trustees were participating by conference call that allowed all Trustees participating to hear each other simultaneously during the Special Meeting.
The Trustees approved the Interim Agreement based substantially on RIM’s recommendation and advice that the Interim Agreement was needed to provide suitable portfolio management services with respect to the assets in the Suffolk Sleeve and continuity in the
Affected Fund’s overall investment program during the Interim Period. The Board considered RIM’s advice that, due to the nature of Suffolk’s strategy and portfolio, continuing retention of the investments in the Suffolk Sleeve for the Interim Period could result in significant disruption to the Affected Fund’s investment program, especially in the event of issuer and/or market developments, and, potentially, serious consequences to Affected Fund and its shareholders.
In addition to the reasons advanced by RIM to implement the Interim Agreement, the Trustees’ evaluation of the Interim Agreement for the Affected Fund also reflected information as to Jackson Square’s role in the management of the Affected Fund’s investment portfolio
(including the amount of Fund assets to be managed pursuant to Jackson Square’s strategy) and RIM’s evaluation of the anticipated quality of the non-discretionary investment advisory services to be provided by Jackson Square; confirmation by RIM that there were no significant business relationships between Jackson Square and RIM or Russell Investments Financial Services, LLC, the Affected
Fund’s underwriter; the CCO’s evaluation of Jackson Square’s compliance program, policies and procedures in relation to Jackson
Square’s role in the management of the Affected Fund’s investment portfolio, and certification by the CCO that they were consistent with applicable regulatory standards; RIM’s explanation as to the lack of relevance of Jackson Square’s profitability to the evaluation of portfolio management contracts with money managers because the willingness of money managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by Jackson Square to other clients; RIM’s belief that the proposed Jackson Square fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the decrease in aggregate money manager fees to be paid by RIM from its advisory fee as a result of the engagement of Jackson Square pending the Board’s consideration of the New Agreement; and the expected costs of transitioning Fund assets to
Jackson Square’s strategy. RIM confirmed that no money manager fees under the Interim Agreement would be payable to Jackson
Square during the Interim Period.
At the in person Quarterly Board Meeting, the Board received proposals from RIM to (i) ratify and approve the Interim Agreement, and
(ii) approve the New Agreement to replace the Interim Agreement. RIM noted that, with the exception of the term of the agreements and certain non-material changes of a clarifying nature to be made, the terms and conditions of the New Agreement were the same in all material respects to the Interim Agreement. The Trustees ratified and approved the Interim Agreement and approved the terms of the
New Agreement, including the proposed fee rate thereunder, based upon RIM’s recommendation. The Trustees’ approval of the New
Agreement reflected the Board’s familiarity with the Affected Fund and information received and discussed at the January 9 Meeting, the January 29 Call and the Special Meeting, and findings made at the Special Meeting, in connection with their evaluation and

Russell Investment Funds
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180 Basis for Approval of Investment Advisory Agreement
approval of the Interim Agreement. The Trustees’ approval also reflected their findings at prior meetings, including their May 21, 2018 meeting in connection with their evaluation and approval of the Affected Fund’s existing investment advisory agreement with RIM and then current money managers for the Affected Fund, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Affected Fund in the case of existing money managers and the reasonableness of the aggregate investment advisory fees paid by the Affected Fund, as well as the fact that the aggregate investment advisory fees paid by the Affected Fund would not increase or decrease as a result of the implementation of the Interim or New Agreements because Jackson
Square’s investment advisory fees are paid by RIM.
Quarterly Approval of Money Manager Contracts
Subsequent to the Agreement Evaluation Meeting, the Board received proposals at a meeting held on May 21, 2019 to approve new portfolio management contracts for certain existing Money Managers of the Global Real Estate Securities and U.S. Small Cap Equity
Funds. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change;
information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate
Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their May 20, 2019 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Russell Investment Funds
Shareholder Requests for Additional Information — June 30, 2019 (Unaudited)
Shareholder Requests for Additional Information 181
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — June 30, 2019
(Unaudited)
182 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/ trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations;
Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Mr. Zeschin has had business, financial and investment experience as founder and partner of an independent investment counsel and wealth management firm serving individuals and family entities with substantial assets, and as a member of the board of another investment company. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Mark Spina, #
Born June 8, 1970
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2017
President and Chief
Executive Officer
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed
until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chairman of the Board, President,
Russell Investments Financial
Services, LLC (“RIFIS”)
Chairman of the Board, President,
Russell Investments Fund Services,
LLC (“RIFUS”)
Director, RIM.
From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management
43 None
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 183
* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
Until June 2014, Director, Ecova
(total energy and sustainability
management)
43 Lead
Independent
Director,
Avista Corp
(electric
utilities)
Until May
2017, Director
Avista Corp
(electric
Utilities)
Until June
2014,
Director,
Ecova (total
energy and
sustainability
management)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2019 (Unaudited)
184 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
Until December 31, 2014,
Chairperson of Audit Committee,
Select Sector SPDR Funds
(investment company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee,
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017 Trustee,
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 185
* Each Trustee is subject to mandatory retirement at age 75.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Chairman of
the Investment
Committee since
2015
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jonathan F. Zeschin
Born September 4, 1953
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Founder and Partner, Essential
Investment Partners, LLC (investment
company)
43 Independent
Trustee (since
2007) and
Board Chair
(since 2014),
Matthews Asia
Funds
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM 43 None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2019 (Unaudited)
186 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Mark Spina,
Born June 8, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2017
Until successor
is chosen and
qualified by
Trustees
President and Chief Executive Officer, RIC and RIF
Chairman of the Board, President, RIFIS
Chairman of the Board, RIFUS
Director, RIM
From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
Treasurer, Chief Accounting Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Investments Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary since 2010 Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
Adviser, Money Managers and Service Providers — June 30, 2019 (Unaudited)
Adviser, Money Managers and Service Providers 187
Interested Trustee
Mark Spina
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Jonathan F. Zeschin
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark Spina, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Mangers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Cleveland, OH
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Falcon Point Capital, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
International Developed Markets Fund
GQG Partners LLC, Fort Lauderdale, FL
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
Colchester Global Investors Limited, London, England
Logan Circle Partners, L.P., Philadelphia, PA
Schroder Investment Management North America Inc., New
York, NY
Scout Investments, Inc., Kansas City, MO
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY
Cohen & Steers UK Limited London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
Morgan Stanley Investment Management Inc., New York, NY
Morgan Stanley Investment Management Limited, New
York, NY and Morgan Stanley Investment Management
Company, New York, NY
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Sydney NSW, Australia,
Deutsch Alternatives Asset Management (Global) Limited,
London, United Kingdom
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2019 SEMI-ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
JUNE 30, 2019
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial professional or variable annuity provider. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial professional or variable annuity provider, you may elect to receive shareholder reports and other Fund communications electronically. Please contact your financial professional or variable annuity provider for more information.
You may elect to receive all future shareholder reports in paper free of charge. Please contact your financial professional or variable annuity provider to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Russell Investment Funds and other funds you hold with your financial professional or variable annuity provider.

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 17
Growth Strategy Fund 33
Equity Growth Strategy Fund 49
Notes to Schedule of Investments 65
Notes to Financial Highlights 67
Notes to Financial Statements 68
Basis for Approval of Investment Advisory Agreement 81
Shareholder Requests for Additional Information 90
Disclosure of Information about Fund Trustees and Officers 91
Adviser and Service Providers 96
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Semi-annual Report
June 30, 2019 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
Moderate Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account or Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2019 $ 1,083 .00 $ 1,024 .10
Expenses Paid During Period* $ 0 .72 $ 0 .70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.3%
Alternative - 5.9%
RIC Commodity Strategies Fund Class Y 581,691 3,014
RIC Global Infrastructure Fund Class Y 150,039 1,710
RIF Global Real Estate Securities Fund 87,858 1,331
6,055
Domestic Equities - 9.5%
RIC Sustainable Equity Fund Class Y 1,127 59
RIC U.S. Dynamic Equity Fund Class Y 32,376 230
RIF U.S. Small Cap Equity Fund 561,686 7,734
RIF U.S. Strategic Equity Fund 104,632 1,627
9,650
Fixed Income - 48.2%
RIC Investment Grade Bond Fund Class Y 563,572 12,263
RIC Opportunistic Credit Fund Class Y 672,087 6,418
RIC Unconstrained Total Return Fund Class Y 823,100 8,182
RIF Strategic Bond Fund 2,081,201 22,144
49,007
International Equities - 19.3%
RIC Emerging Markets Fund Class Y 345,689 6,502
RIC Global Equity Fund Class Y 738,569 7,179
RIF International Developed Markets Fund 533,092 5,976
19,657
Multi-Asset - 14.4%
RIC Multi-Strategy Income Fund Class Y 1,456,720 14,655
Total Investments in Affiliated Funds
(cost $93,595) 99,024
Total Investments 97.3%
(identified cost $93,595) 99,024
Other Assets and Liabilities, Net - 2.7%
2,704
Net Assets - 100.0%
101,728

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 449 07/19
6
CAC40 Euro Index Futures 27 EUR 1,494 07/19
44
DAX Index Futures 3 EUR 929 09/19
10
Dow Jones U.S. Real Estate Index Futures 65 USD 2,251 09/19
(31)
Euro STOXX 50 Index Futures 24 EUR 832 09/19
29
FTSE 100 Index Futures 4 GBP 295 09/19
4
FTSE/MIB Index Futures 3 EUR 317 09/19
7
IBEX 35 Index Futures 4 EUR 367 07/19
3
MSCI EAFE Index Futures 15 USD 1,442 09/19
38
OMXS30 Index Futures 18 SEK 2,917 07/19
5
Russell 1000 E-Mini Index Futures 4 USD 326 09/19
6
S&P Mid 400 E-Mini Index Futures 1 USD 195 09/19
3
S&P/TSX 60 Index Futures 4 CAD 782 09/19
5
SPI 200 Index Futures 8 AUD 1,312 09/19
10
TOPIX Index Futures 6 JPY 93,061 09/19
(3)
Short Positions
S&P 500 E-Mini Index Futures 11 USD 1,619 09/19
(28)
MSCI Emerging Markets Index Futures 2 USD 105 09/19
(3)
NASDAQ 100 E-Mini Index Futures 21 USD 3,232 09/19
(79)
Russell 2000 E-Mini Index Futures 54 USD 4,231 09/19
(101)
S&P Financial Select Sector Index Futures 25 USD 2,126 09/19
(42)
United States 5 Year Treasury Note Futures 69 USD 8,153 09/19
(103)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(220)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 219 AUD 315 09/18/19 2
Bank of Montreal USD 372 CAD 494 09/18/19 6
Bank of Montreal USD 367 JPY 39,503 09/18/19 2
Bank of Montreal USD 30 MXN 575 09/18/19 —
Bank of Montreal CHF 118 USD 120 09/18/19 (2)
Bank of Montreal EUR 11 USD 13 09/18/19 —
Bank of Montreal GBP 241 USD 307 09/18/19 —
Bank of Montreal SEK 432 USD 46 09/18/19 (1)
Bank of Montreal SGD 26 USD 19 09/18/19 —
Bank of Montreal ZAR 250 USD 17 09/18/19 (1)
Royal Bank of Canada USD 219 AUD 315 09/18/19 2
Royal Bank of Canada USD 372 CAD 494 09/18/19 6
Royal Bank of Canada USD 367 JPY 39,503 09/18/19 1
Royal Bank of Canada USD 30 MXN 575 09/18/19 —
Royal Bank of Canada CHF 118 USD 120 09/18/19 (2)
Royal Bank of Canada EUR 11 USD 13 09/18/19 —
Royal Bank of Canada GBP 241 USD 307 09/18/19 1
Royal Bank of Canada HKD 415 USD 53 09/18/19 —
Royal Bank of Canada SEK 432 USD 46 09/18/19 (1)
Royal Bank of Canada SGD 26 USD 19 09/18/19 —
Royal Bank of Canada ZAR 250 USD 17 09/18/19 (1)
Standard Chartered HKD 415 USD 53 09/18/19 —
State Street USD 999 CNY 6,920 09/18/19 8
State Street USD 20 RUB 1,340 09/18/19 1

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street INR 8,140 USD 116 09/18/19 (1)
State Street KRW 349,910 USD 298 09/18/19 (5)
State Street TWD 9,520 USD 305 09/18/19 (4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
11
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Purchase
USD 2,200 (1.000%)
(2)
06/20/24
74 (6) 68
CDX NA High Yield Index Bank of America
Sell
USD 5,600 5.000%
(2)
06/20/24
316 118 434
CDX NA Investment Grade
Index Bank of America
Purchase
USD 8,900 (1.000%)
(2)
06/20/24
(143) (73) (216)
Total Open Credit Indices Contracts (å) 247 39 286
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 99,024 $ — $ —
$ —
$ 99,024 97.3
Total Investments 99,024 — — — 99,024 97.3
Other Assets and Liabilities, Net 2.7
100.0
Other Financial Instruments
Assets
Futures Contracts 170 — — — 170 0.2
Foreign Currency Exchange Contracts — 29 — — 29 —
*
Credit Default Swap Contracts — 502 — — 502 0.5
'
Liabilities
Futures Contracts (390) — — — (390) (0.4)
Foreign Currency Exchange Contracts — (18) — — (18) (—)
*
Credit Default Swap Contracts — (216) — — (216) (0.2)
Total Other Financial Instruments
**
$ (220) $ 297 $ — $ — $ 77
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 29 $ —
Variation margin on futures contracts* 170 — — —
Credit default swap contracts, at fair value — 502 — —
Total
$ 170 $ 502 $ 29 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 287 $ — $ — $ 103
Unrealized depreciation on foreign currency exchange contracts — — 18 —
Credit default swap contracts, at fair value — 216 — —
Total
$ 287 $ 216 $ 18 $ 103
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ 92 $ — $ — $ —
Futures contracts 1,140 — — (138)
Options written 42 — — —
Total return swap contracts (1,750) — — —
Credit default swap contracts — (18) — —
Foreign currency exchange contracts — — 33 —
Total
$ (4 76) $ (18) $ 33 $ (138)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 250 $ — $ — $ —
Futures contracts 91 — — (39)
Options written 23 — — —
Credit default swap contracts — 10 3 — —
Foreign currency exchange contracts — — 39 —
Total
$ 364 $ 10 3 $ 39 $ (39)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 29 $ — $ 29
Credit Default Swap Contracts Credit default swap contracts, at fair value 502 — 502
Total Financial and Derivative Assets
531 — 531
Financial and Derivative Assets not subject to a netting agreement
(438) — (438)
Total Financial and Derivative Assets subject to a netting agreement
$ 93 $ — $ 93
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 68 $ — $ — $ 68
Bank of Montreal
6 3 — 3
Royal Bank of Canada
10 4 — 6
State Street
9 9 — —
Total
$ 93 $ 16 $ — $ 77

Russell Investment Funds
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 18 $ — $ 18
Credit Default Swap Contracts Credit default swap contracts, at fair value 216 — 216
Total Financial and Derivative Liabilities
234 — 234
Financial and Derivative Liabilities not subject to a netting agreement
(217) — (217)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 17 $ — $ 17
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 3 $ 3 $ — $ —
Royal Bank of Canada 4 4 — —
State Street 10 9 — 1
Total
$ 17 $ 16 $ — $ 1
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 93,595
Investments, at fair value (>) ...........................................................................................................................................................
99,024
Cash ............................................................................................................................................................................................... 1,176
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 29
Receivables:
Dividends and interest ....................................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 9
From affiliates .................................................................................................................................................................... 3
From broker(a) ................................................................................................................................................................... 52,995
Variation margin on futures contracts ................................................................................................................................. 124
Credit default swap contracts, at fair value (+) ............................................................................................................................... 502
Total assets .................................................................................................................................................
153,863
Liabilities
Payables:
Due to broker (b) ................................................................................................................................................................ 51,501
Fund shares redeemed ....................................................................................................................................................... 8
Accrued fees to affiliates .................................................................................................................................................... 4
Other accrued expenses ..................................................................................................................................................... 45
Variation margin on futures contracts ................................................................................................................................. 343
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 18
Credit default swap contracts, at fair value (+) ............................................................................................................................... 216
Total liabilities .............................................................................................................................................
52,135
Net Assets ............................................................................................................................................................
$ 101,728

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 2,253
Shares of beneficial interest ...........................................................................................................................................................
104
Additional paid-in capital ..............................................................................................................................................................
99,371
Net Assets ............................................................................................................................................................
$ 101,728
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) .........................................................................................................................................................
$ 9.75
Net assets ............................................................................................................................................................................... $ 101,728,104
Shares outstanding ($.01 par value) ....................................................................................................................................... 10,434,088
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ 247
(>)     Investments in affiliated funds $ 99,024
(a)     Receivable from Broker for Swaps $ 52,995
(b)     Due to Broker for Swaps $ 51,501
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ......................................................................................................................... $ 613
Interest .............................................................................................................................................................................. 1
Total investment income ...............................................................................................................................................................
614
Expenses
Advisory fees .................................................................................................................................................................... 101
Administrative fees ........................................................................................................................................................... 22
Custodian fees ................................................................................................................................................................... 26
Transfer agent fees ............................................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 20
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 12
Miscellaneous ................................................................................................................................................................... 5
Expenses before reductions .............................................................................................................................................. 1 90
Expense reductions ........................................................................................................................................................... (11 9 )
Net expenses .................................................................................................................................................................................
7 1
Net investment income (loss) ........................................................................................................................................................
54 3
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 92
Investments in affiliated funds .......................................................................................................................................... (444)
Futures contracts .............................................................................................................................................................. 1,002
Options written ................................................................................................................................................................. 42
Foreign currency exchange contracts ................................................................................................................................ 33
Total return swap contracts ............................................................................................................................................... (1,7 50 )
Credit default swap contracts ............................................................................................................................................ (18)
Capital gain distributions from affiliated funds ................................................................................................................. 16
Net realized gain (loss) ..................................................................................................................................................................
(1,02 7 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 25 0
Investments in affiliated funds .......................................................................................................................................... 8,1 71
Futures contracts .............................................................................................................................................................. 5 2
Options written ................................................................................................................................................................. 23
Foreign currency exchange contracts ................................................................................................................................ 39
Credit default swap contracts ............................................................................................................................................ 10 3
Foreign currency-related transactions ............................................................................................................................... (2)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 8,63 6
Net realized and unrealized gain (loss) ......................................................................................................................................... 7,6 09
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 8, 152

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 13
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 54 3 $ 3,519
Net realized gain (loss) ...................................................................................................................... (1,02 7 ) 2,715
Net change in unrealized appreciation (depreciation) ....................................................................... 8,63 6 (11,509)
Net increase (decrease) in net assets from operations ............................................................................. 8,15 2 (5,275)
Distributions
To shareholders ................................................................................................................................. (2,86 0 ) (5,778)
Net decrease in net assets from distributions .......................................................................................... (2,86 0 ) (5,778)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (4,667) (2,750)
Total Net Increase (Decrease) in Net Assets ..........................................................................
625 (13,803)
Net Assets
Beginning of period .................................................................................................................................
101,103 114,906
End of period ..........................................................................................................................................
$ 101,728 $ 101,103
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 211 $ 2,005 872 $ 8,698
Proceeds from reinvestment of distributions 301 2,861 601 5,778
Payments for shares redeemed (994) (9,533) (1,727) (17,226)
Total increase (decrease)
(482) $ (4,667) (254) $ (2,750)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 14
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2019(1) 9.26 .0 5 .71 .76 (.04) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)
December 31, 2017 9.69 .25 .70 .95 (.23) (.12)
December 31, 2016 9.78 .31 .43 .74 (.38) (.45)
December 31, 2015 10.45 .26 (.43) (.17) (.25) (.25)
December 31, 2014 10.41 .31 .19 .50 (.30) (.16)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.27) 9.75 8.30 101,728 .37 .14 1.07 4
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22
(.35) 10.29 9.88 114,906 .35 .13 2.57 20
(.83) 9.69 7.75 107,632 .33 .11 3.17 38
(.50) 9.78 (1.71) 108,045 .32 .11 2.57 29
(.46) 10.45 4.85 114,918 .35 .10 2.89 18

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Administration fees $ 3,52 8
Transfer agent fees 365
$ 3,893
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 2,843 $ 242 $ 198 $ (60) $ 187 $ 3,014 $ — $ —
RIC Global Infrastructure Fund 1,651 26 284 14 303 1,710 6 —
RIF Global Real Estate Securities
Fund 1,291 51 187 1 175 1,331 8 —
RIC Sustainable Equity Fund 57 2 8 — 8 59 — —
RIC U.S. Dynamic Equity Fund 214 13 38 (13) 54 230 — —
RIF U.S. Small Cap Equity Fund 7,096 588 1,099 (148) 1,297 7,734 8 —
RIF U.S. Strategic Equity Fund 1,521 98 266 (41) 315 1,627 5 16
RIC Investment Grade Bond Fund 12,122 419 910 (4) 636 12,263 121 —
RIC Opportunistic Credit Fund 6,280 245 479 10 362 6,418 114 —
RIC Unconstrained Total Return
Fund 8,119 354 458 (2) 169 8,182 61 —
RIF Strategic Bond Fund 21,902 708 1,678 (17) 1,229 22,144 163 —
RIC Emerging Markets Fund 6,268 568 1,071 (13) 750 6,502 — —
RIC Global Equity Fund 6,848 301 964 (91) 1,085 7,179 — —
RIF International Developed Markets
Fund 5,736 331 750 (41) 700 5,976 11 —
RIC Multi-Strategy Income Fund 14,318 506 1,031 (39) 901 14,655 116 —
$ 96.266 $ 4,452 $ 9,421 $ (444) $ 8,171 $ 99,024 $ 613 $ 16
Cost of Investments
$ 95,324,652
Unrealized Appreciation
$ 4,568,924
Unrealized Depreciation
(796,842)
Net Unrealized Appreciation (Depreciation)
$ 3,772,082

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
Balanced Strategy Fund 17
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account or Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2019 $ 1,103 .30 $ 1,024 .10
Expenses Paid During Period* $ 0 .73 $ 0 .70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
18 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.5%
Alternative - 6.7%
RIC Commodity Strategies Fund Class Y 1,619,606 8,389
RIC Global Infrastructure Fund Class Y 431,928 4,924
RIF Global Real Estate Securities Fund 272,914 4,135
17,448
Domestic Equities - 9.6%
RIC Sustainable Equity Fund Class Y 92,898 4,880
RIC U.S. Dynamic Equity Fund Class Y 269,785 1,913
RIF U.S. Small Cap Equity Fund 1,052,041 14,486
RIF U.S. Strategic Equity Fund 242,746 3,775
25,054
Fixed Income - 32.9%
RIC Opportunistic Credit Fund Class Y 1,058,373 10,107
RIC Unconstrained Total Return Fund Class Y 1,777,166 17,665
RIF Strategic Bond Fund 5,490,245 58,417
86,189
International Equities - 38.5%
RIC Emerging Markets Fund Class Y 1,110,453 20,888
RIC Global Equity Fund Class Y 4,829,660 46,943
RIF International Developed Markets Fund 2,936,442 32,918
100,749
Multi-Asset - 7.8%
RIC Multi-Strategy Income Fund Class Y 2,035,201 20,474
Total Investments in Affiliated Funds
(cost $228,723 ) 249,914
Short-Term Investments - 0.0%
U.S. Cash Management Fund (@)
9,936
(∞)
10
Total Short-Term Investments
(cost $10) 10
Total Investments 95.5%
(identified cost $228,733) 249,924
Other Assets and Liabilities, Net - 4.5%
11,769
Net Assets - 100.0%
261,693

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 19
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 13 EUR 1,458 07/19
20
CAC40 Euro Index Futures 87 EUR 4,814 07/19
141
DAX Index Futures 12 EUR 3,716 09/19
40
Dow Jones U.S. Real Estate Index Futures 162 USD 5,610 09/19
(78)
Euro STOXX 50 Index Futures 80 EUR 2,773 09/19
95
FTSE 100 Index Futures 8 GBP 590 09/19
8
FTSE/MIB Index Futures 9 EUR 952 09/19
22
IBEX 35 Index Futures 14 EUR 1,284 07/19
10
MSCI EAFE Index Futures 9 USD 865 09/19
23
OMXS30 Index Futures 59 SEK 9,562 07/19
16
Russell 1000 E-Mini Index Futures 3 USD 245 09/19
5
S&P 400 E-Mini Index Futures 2 USD 390 09/19
7
S&P 500 E-Mini Index Futures 21 USD 3,091 09/19
53
S&P/TSX 60 Index Futures 2 CAD 391 09/19
3
SPI 200 Index Futures 9 AUD 1,476 09/19
11
TOPIX Index Futures 19 JPY 294,691 09/19
(9)
Short Positions
Hang Seng Index Futures 1 HKD 1,425 07/19
(2)
MSCI Emerging Markets Index Futures 10 USD 527 09/19
(19)
MSCI Singapore Index Futures 1 SGD 38 07/19
—
NASDAQ 100 E-Mini Index Futures 85 USD 13,080 09/19
(321)
S&P Financial Select Sector Index Futures 48 USD 4,082 09/19
(80)
United States 5 Year Treasury Note Futures 158 USD 18,668 09/19
(237)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(292)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America TRY 1,760 USD 288 09/18/19 (4)
Bank of Montreal USD 375 CAD 498 09/18/19 6
Bank of Montreal USD 171 CHF 168 09/18/19 3
Bank of Montreal USD 402 JPY 43,270 09/18/19 2
Bank of Montreal USD 21 MXN 415 09/18/19 —
Bank of Montreal USD 161 NOK 1,388 09/18/19 2
Bank of Montreal AUD 682 USD 475 09/18/19 (5)
Bank of Montreal EUR 1,717 USD 1,957 09/18/19 (9)
Bank of Montreal GBP 877 USD 1,118 09/18/19 —
Bank of Montreal SEK 464 USD 49 09/18/19 (1)
Bank of Montreal SGD 230 USD 168 09/18/19 (1)
Bank of Montreal ZAR 53 USD 3 09/18/19 —
Commonwealth Bank of Australia USD 375 CAD 498 09/18/19 5
Commonwealth Bank of Australia USD 171 CHF 168 09/18/19 3
Commonwealth Bank of Australia USD 402 JPY 43,270 09/18/19 2
Commonwealth Bank of Australia USD 21 MXN 415 09/18/19 —
Commonwealth Bank of Australia USD 161 NOK 1,388 09/18/19 2
Commonwealth Bank of Australia AUD 682 USD 475 09/18/19 (5)
Commonwealth Bank of Australia EUR 1,717 USD 1,957 09/18/19 (7)
Commonwealth Bank of Australia GBP 877 USD 1,122 09/18/19 4
Commonwealth Bank of Australia HKD 1,124 USD 144 09/18/19 —
Commonwealth Bank of Australia SEK 464 USD 49 09/18/19 (1)
Commonwealth Bank of Australia SGD 230 USD 168 09/18/19 (1)

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
20 Balanced Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia ZAR 53 USD 4 09/18/19 —
Royal Bank of Canada USD 375 CAD 498 09/18/19 5
Royal Bank of Canada USD 171 CHF 168 09/18/19 3
Royal Bank of Canada USD 402 JPY 43,270 09/18/19 2
Royal Bank of Canada USD 21 MXN 415 09/18/19 —
Royal Bank of Canada USD 161 NOK 1,388 09/18/19 2
Royal Bank of Canada AUD 682 USD 475 09/18/19 (5)
Royal Bank of Canada EUR 1,717 USD 1,958 09/18/19 (7)
Royal Bank of Canada GBP 877 USD 1,120 09/18/19 3
Royal Bank of Canada HKD 1,124 USD 144 09/18/19 —
Royal Bank of Canada SEK 464 USD 49 09/18/19 (1)
Royal Bank of Canada SGD 230 USD 168 09/18/19 (1)
Royal Bank of Canada ZAR 53 USD 4 09/18/19 —
Standard Chartered HKD 1,124 USD 144 09/18/19 —
State Street USD 375 CAD 498 09/18/19 5
State Street USD 171 CHF 168 09/18/19 3
State Street USD 2,229 CNY 15,430 09/18/19 18
State Street USD 402 JPY 43,270 09/18/19 2
State Street USD 21 MXN 415 09/18/19 —
State Street USD 161 NOK 1,388 09/18/19 2
State Street USD 28 RUB 1,880 09/18/19 1
State Street AUD 682 USD 475 09/18/19 (5)
State Street BRL 5,310 USD 1,359 09/18/19 (14)
State Street EUR 1,717 USD 1,957 09/18/19 (7)
State Street GBP 877 USD 1,122 09/18/19 4
State Street HKD 1,124 USD 144 09/18/19 —
State Street INR 49,110 USD 702 09/18/19 (3)
State Street KRW 1,695,470 USD 1,442 09/18/19 (26)
State Street SEK 464 USD 49 09/18/19 (1)
State Street SGD 230 USD 168 09/18/19 (1)
State Street TWD 28,550 USD 914 09/18/19 (12)
State Street ZAR 53 USD 4 09/18/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(38)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Purchase
USD 4,300 (1.000%)
(2)
06/20/24
145 (11) 134
CDX NA High Yield Index Bank of America
Sell
USD 2,000 5.000%
(2)
06/20/24
122 33 155
CDX NA Investment Grade
Index Bank of America
Purchase
USD 16,800 (1.000%)
(2)
06/20/24
(270) (137) (407)
Total Open Credit Indices Contracts (å) (3) (115) (118)

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 21
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 249,914 $ — $ —
$ —
$ 249,914 95.5
Short-Term Investments — — —
10
10 —
*
Total Investments 249,914 — — 10 249,924 95.5
Other Assets and Liabilities, Net 4.5
100.0
Other Financial Instruments
Assets
Futures Contracts 454 — — — 454 0. 2
Foreign Currency Exchange Contracts — 79 — — 79 —
*
Credit Default Swap Contracts — 289 — — 289 0. 1
'
Liabilities
Futures Contracts (746) — — — (746) (0.3)
Foreign Currency Exchange Contracts — (117) — — (117) (—)
*
Credit Default Swap Contracts — (407) — — (407) (0.2)
Total Other Financial Instruments
**
$ (292) $ (156) $ — $ — $ (448)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Russell Investment Funds
Balanced Strategy Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 79 $ —
Variation margin on futures contracts* 454 — — —
Credit default swap contracts, at fair value — 289 — —
Total
$ 454 $ 289 $ 79 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 509 $ — $ — $ 237
Unrealized depreciation on foreign currency exchange contracts — — 117 —
Credit default swap contracts, at fair value — 407 — —
Total
$ 509 $ 407 $ 117 $ 237
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (932) $ — $ — $ —
Futures contracts 4,268 — — (189)
Options written 107 — — —
Total return swap contracts (4,125) — — —
Credit default swap contracts — (24) — —
Foreign currency exchange contracts — — 430 —
Total
$ (682) $ (24) $ 430 $ (189)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 633 $ — $ — $ —
Futures contracts 907 — — (165)
Options written 59 — — —
Total return swap contracts 551 — — —
Credit default swap contracts — 65 — —
Foreign currency exchange contracts — — (60) —
Total
$ 2,150 $ 65 $ (60) $ (165)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 23
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 79 $ — $ 79
Credit Default Swap Contracts Credit default swap contracts, at fair value 289 — 289
Total Financial and Derivative Assets
368 — 368
Financial and Derivative Assets not subject to a netting agreement
(154) — (154)
Total Financial and Derivative Assets subject to a netting agreement
$ 214 $ — $ 214
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 134 $ 4 $ — $ 130
Bank of Montreal
13 13 — —
Commonwealth Bank of Australia
17 14 — 3
Royal Bank of Canada
15 14 — 1
State Street
35 35 — —
Total
$ 214 $ 80 $ — $ 134

Russell Investment Funds
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Balanced Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 117 $ — $ 117
Credit Default Swap Contracts Credit default swap contracts, at fair value 407 — 407
Total Financial and Derivative Liabilities
524 — 524
Financial and Derivative Liabilities not subject to a netting agreement
(407) — (407)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 117 $ — $ 117
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 4 $ 4 $ — $ —
Bank of Montreal 15 13 — 2
Commonwealth Bank of Australia 14 14 — —
Royal Bank of Canada 14 14 — —
State Street 70 35 — 35
Total
$ 117 $ 80 $ — $ 37
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 228,733
Investments, at fair value(>) ...........................................................................................................................................................
249,924
Cash ............................................................................................................................................................................................... 9,185
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 79
Receivables:
Fund shares sold ................................................................................................................................................................ 139
From broker(a) ................................................................................................................................................................... 103,290
Variation margin on futures contracts ................................................................................................................................. 368
Prepaid expenses ........................................................................................................................................................................... 1
Credit default swap contracts, at fair value(+) ................................................................................................................................ 289
Total assets .................................................................................................................................................
363,275
Liabilities
Payables:
Due to broker (b) ................................................................................................................................................................ 100,183
Investments purchased ...................................................................................................................................................... 139
Accrued fees to affiliates .................................................................................................................................................... 15
Other accrued expenses ..................................................................................................................................................... 63
Variation margin on futures contracts ................................................................................................................................. 658
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 117
Credit default swap contracts, at fair value(+) ................................................................................................................................ 407
Total liabilities .............................................................................................................................................
101,582
Net Assets ............................................................................................................................................................
$ 261,693

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1 1 , 95 7
Shares of beneficial interest ...........................................................................................................................................................
279
Additional paid-in capital ..............................................................................................................................................................
249,45 7
Net Assets ............................................................................................................................................................
$ 261,693
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.38
Net assets ............................................................................................................................................................................... $ 261,693,288
Shares outstanding ($.01 par value) ....................................................................................................................................... 27,902,075
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (3)
(>)     Investments in affiliated funds $ 249 , 924
(a)     Receivable from Broker for Swaps $ 103,290
(b)      Due to Broker for Futures $ 100,183
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 27
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 1,032
Expenses
Advisory fees .................................................................................................................................................................... 259
Administrative fees ........................................................................................................................................................... 55
Custodian fees ................................................................................................................................................................... 28
Transfer agent fees ............................................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 25
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ...................................................................................................................................................................... 25
Miscellaneous ................................................................................................................................................................... 6
Expenses before reductions .............................................................................................................................................. 408
Expense reductions ........................................................................................................................................................... (227)
Net expenses .................................................................................................................................................................................
181
Net investment income (loss) ........................................................................................................................................................
851
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (932)
Investments in affiliated funds .......................................................................................................................................... (1,681)
Futures contracts .............................................................................................................................................................. 4,079
Options written ................................................................................................................................................................. 107
Foreign currency exchange contracts ................................................................................................................................ 430
Total return swap contracts ............................................................................................................................................... (4,125)
Credit default swap contracts ............................................................................................................................................ (24)
Capital gain distributions from affiliated funds ................................................................................................................. 37
Net realized gain (loss) ..................................................................................................................................................................
(2,109)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 633
Investments in affiliated funds .......................................................................................................................................... 24,587
Futures contracts .............................................................................................................................................................. 742
Options written ................................................................................................................................................................. 59
Foreign currency exchange contracts ................................................................................................................................ (60)
Total return swap contracts ............................................................................................................................................... 551
Credit default swap contracts ............................................................................................................................................ 65
Foreign currency-related transactions ............................................................................................................................... 16
Net change in unrealized appreciation (depreciation) ................................................................................................................... 26,593
Net realized and unrealized gain (loss) ......................................................................................................................................... 24,484
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 25,335

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 851 $ 9,202
Net realized gain (loss) ...................................................................................................................... (2,109) 10,079
Net change in unrealized appreciation (depreciation) ....................................................................... 26,593 (37,870)
Net increase (decrease) in net assets from operations ............................................................................. 25,335 (18,589)
Distributions
To shareholders ................................................................................................................................. (5,758) (23,207)
Net decrease in net assets from distributions .......................................................................................... (5,758) (23,207)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (11,213) (134)
Total Net Increase (Decrease) in Net Assets ..........................................................................
8,364 (41,930)
Net Assets
Beginning of period .................................................................................................................................
253,329 295,259
End of period ..........................................................................................................................................
$ 261,693 $ 253,329
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 449 $ 4,113 728 $ 7,156
Proceeds from reinvestment of distributions 630 5,758 2,507 23,207
Payments for shares redeemed (2,304) (21,084) (3,134) (30,497)
Total increase (decrease)
(1,225) $ (11,213) 101 $ (134)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 30
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2019(1) 8.70 .03 .85 .88 (.03) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)
December 31, 2017 9.74 .28 .87 1.15 (.25) (.47)
December 31, 2016 9.38 .24 .60 .84 (.32) (.16)
December 31, 2015 10.40 .22 (.44) (.22) (.22) (.58)
December 31, 2014 10.44 .31 .17 .48 (.31) (.21)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.20) 9.38 10.33 261,693 .31 .14 .66 3
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13
(.72) 10.17 12.00 295,259 .31 .13 2.74 35
(.48) 9.74 9.05 282,137 .30 .11 2.55 19
(.80) 9.38 (2.30) 288,675 .29 .11 2.16 23
(.52) 10.40 4.61 314,127 .31 .10 2.91 22

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 5,025
Administration fees 9,031
Transfer agent fees 935
$ 14,991
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 7,773 $ 502 $ 226 $ (158) $ 498 $ 8,389 $ — $ —
RIC Global Infrastructure Fund 4,712 32 724 (20) 924 4,924 16 —
RIF Global Real Estate Securities
Fund 4,005 134 543 (4) 543 4,135 26 —
RIC Sustainable Equity Fund 4,594 112 511 43 642 4,880 4 —
RIC U.S. Dynamic Equity Fund 1,646 81 137 (49) 372 1,913 3 —
RIF U.S. Small Cap Equity Fund 12,168 984 658 (65) 2,057 14,486 16 —
RIF U.S. Strategic Equity Fund 3,310 177 324 32 580 3,775 11 37
RIC Opportunistic Credit Fund 9,978 331 787 (17) 602 10,107 176 —
RIC Unconstrained Total Return
Fund 17,752 519 967 (9) 370 17,665 134 —
RIF Strategic Bond Fund 59,148 1,355 5,281 (66) 3,261 58,417 425 —
RIC Emerging Markets Fund 19,350 1,817 2,579 (210) 2,510 20,888 — —
RIC Global Equity Fund 43,074 1,347 3,827 (774) 7,123 46,943 — —
RIF International Developed Markets
Fund 29,977 1,393 1,966 (329) 3,843 32,918 59 —
RIC Multi-Strategy Income Fund 20,102 529 1,364 (55) 1,262 20,474 162 —
U.S. Cash Management Fund 10 — — — — 10 — —
$ 237,599 $ 9,313 $ 19,894 $ (1,681) $ 24,587 $ 249,924 $ 1,032 $ 37
Cost of Investments
$ 233,826,196
Unrealized Appreciation
$ 18,528,943
Unrealized Depreciation
(2,875,325)
Net Unrealized Appreciation (Depreciation)
$ 15,653,618

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
Growth Strategy Fund 33
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account or Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2019 $ 1,113 .50 $ 1,024 .05
Expenses Paid During Period* $ 0 .79 $ 0 .75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.2%
Alternative - 7.5%
RIC Commodity Strategies Fund Class Y 1,176,493 6,094
RIC Global Infrastructure Fund Class Y 327,037 3,728
RIF Global Real Estate Securities Fund 352,714 5,344
15,166
Domestic Equities - 28.8%
RIC Sustainable Equity Fund Class Y 184,818 9,708
RIC U.S. Dynamic Equity Fund Class Y 1,011,156 7,169
RIF U.S. Small Cap Equity Fund 1,694,090 23,328
RIF U.S. Strategic Equity Fund 1,168,545 18,171
58,376
Fixed Income - 17.4%
RIC Opportunistic Credit Fund Class Y 249,973 2,387
RIC Unconstrained Total Return Fund Class Y 2,286,248 22,726
RIF Strategic Bond Fund 948,046 10,087
35,200
International Equities - 43.5%
RIC Emerging Markets Fund Class Y 877,402 16,504
RIC Global Equity Fund Class Y 3,708,350 36,045
RIF International Developed Markets Fund 3,157,808 35,399
87,948
Total Investments in Affiliated Funds
(cost $179,526) 196,690
Short-Term Investments - 0.0%
U.S. Cash Management Fund(@)
19,289
(∞)
19
Total Short-Term Investments
(cost $19) 19
Total Investments 97.2%
(identified cost $179,545) 196,709
Other Assets and Liabilities, Net - 2.8%
5,742
Net Assets - 100.0%
202,451

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 35
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 11 EUR 1,234 07/19
17
CAC40 Euro Index Futures 72 EUR 3,984 07/19
117
DAX Index Futures 11 EUR 3,407 09/19
36
Dow Jones U.S. Real Estate Index Futures 60 USD 2,078 09/19
(29)
Euro STOXX 50 Index Futures 66 EUR 2,288 09/19
79
FTSE 100 Index Futures 20 GBP 1,474 09/19
20
FTSE/MIB Index Futures 9 EUR 952 09/19
22
IBEX 35 Index Futures 12 EUR 1,101 07/19
8
MSCI EAFE Index Futures 24 USD 2,308 09/19
61
MSCI Emerging Markets Index Futures 40 USD 2,107 09/19
69
OMXS30 Index Futures 51 SEK 8,266 07/19
14
S&P/TSX 60 Index Futures 8 CAD 1,564 09/19
11
SPI 200 Index Futures 14 AUD 2,296 09/19
18
TOPIX Index Futures 17 JPY 263,669 09/19
(8)
United States 2 Year Treasury Note Futures 155 USD 33,352 09/19
203
Short Positions
NASDAQ 100 E-Mini Index Futures 59 USD 9,079 09/19
(223)
Russell 1000 E-Mini Index Futures 7 USD 571 09/19
(11)
Russell 2000 E-Mini Index Futures 54 USD 4,231 09/19
(101)
S&P 500 E-Mini Index Futures 77 USD 11,335 09/19
(195)
S&P Financial Select Sector Index Futures 12 USD 1,020 09/19
(20)
S&P Mid 400 E-Mini Index Futures 4 USD 780 09/19
(13)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
75
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 171 CAD 227 09/18/19 3
Bank of Montreal USD 270 JPY 29,128 09/18/19 1
Bank of Montreal AUD 113 USD 79 09/18/19 (1)
Bank of Montreal CHF 388 USD 393 09/18/19 (7)
Bank of Montreal EUR 2,462 USD 2,806 09/18/19 (12)
Bank of Montreal GBP 1,451 USD 1,849 09/18/19 —
Bank of Montreal MXN 760 USD 39 09/18/19 —
Bank of Montreal SEK 620 USD 66 09/18/19 (1)
Bank of Montreal SGD 55 USD 40 09/18/19 —
Bank of Montreal ZAR 133 USD 9 09/18/19 —
Commonwealth Bank of Australia USD 171 CAD 227 09/18/19 2
Commonwealth Bank of Australia USD 270 JPY 29,128 09/18/19 1
Commonwealth Bank of Australia AUD 113 USD 79 09/18/19 (1)
Commonwealth Bank of Australia CHF 388 USD 393 09/18/19 (7)
Commonwealth Bank of Australia EUR 2,462 USD 2,808 09/18/19 (9)
Commonwealth Bank of Australia GBP 1,451 USD 1,856 09/18/19 7
Commonwealth Bank of Australia HKD 893 USD 114 09/18/19 —
Commonwealth Bank of Australia MXN 760 USD 39 09/18/19 —
Commonwealth Bank of Australia SEK 620 USD 66 09/18/19 (1)
Commonwealth Bank of Australia SGD 55 USD 40 09/18/19 —
Commonwealth Bank of Australia ZAR 133 USD 9 09/18/19 —
Royal Bank of Canada USD 171 CAD 227 09/18/19 2
Royal Bank of Canada USD 271 JPY 29,128 09/18/19 1

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
36 Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada AUD 113 USD 79 09/18/19 (1)
Royal Bank of Canada CHF 388 USD 393 09/18/19 (7)
Royal Bank of Canada EUR 2,462 USD 2,808 09/18/19 (9)
Royal Bank of Canada GBP 1,451 USD 1,854 09/18/19 5
Royal Bank of Canada HKD 893 USD 114 09/18/19 —
Royal Bank of Canada MXN 760 USD 39 09/18/19 —
Royal Bank of Canada SEK 620 USD 66 09/18/19 (1)
Royal Bank of Canada SGD 55 USD 40 09/18/19 —
Royal Bank of Canada ZAR 133 USD 9 09/18/19 —
Standard Chartered HKD 893 USD 114 09/18/19 —
State Street USD 2,152 CNY 14,900 09/18/19 18
State Street USD 41 RUB 2,680 09/18/19 1
State Street KRW 233,270 USD 198 09/18/19 (4)
State Street TWD 28,550 USD 914 09/18/19 (11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(31)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Sell
USD 100 1.000%
(2)
06/20/24
(3) — (3)
CDX NA High Yield Index Bank of America
Purchase
USD 10,000 (5.000%)
(2)
06/20/24
(620) (154) (774)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 5,300 (1.000%)
(2)
06/20/24
(85) (43) (128)
Total Open Credit Indices Contracts (å) (708) (197) (905)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 196,690 $ — $ —
$ —
$ 196,690 97.2
Short-Term Investments — — —
19
19 —
*
Total Investments 196,690 — — 19 196,709 97.2
Other Assets and Liabilities, Net 2.8
100.0
Other Financial Instruments
Assets
Futures Contracts 67 5 — — — 67 5 0. 3
Foreign Currency Exchange Contracts — 4 1 — — 4 1 —
*
'
Liabilities
Futures Contracts (60 0 ) — — — (60 0 ) (0. 3 )
Foreign Currency Exchange Contracts — (7 2 ) — — (7 2 ) (—)
*
Credit Default Swap Contracts — (905) — — (905) (0.4)
Total Other Financial Instruments
**
$ 75 $ (936) $ — $ — $ (861)
'

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 37
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
38 Growth Strategy Fund
Russell Investment Funds
Growth Strategy Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 41 $ —
Variation margin on futures contracts* 472 — — 203
Total
$ 472 $ — $ 41 $ 203
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 600 $ — $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 72 —
Credit default swap contracts, at fair value — 905 — —
Total
$ 600 $ 905 $ 72 $ —
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (703) $ — $ — $ —
Futures contracts 1,697 — — —
Options written 81 — — —
Total return swap contracts (1,7 70 ) — — —
Credit default swap contracts — (7) — —
Foreign currency exchange contracts — — 306 —
Total
$ (69 5 ) $ (7) $ 306 $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*** $ 479 $ — $ — $ —
Futures contracts (161) — — (212)
Options written 45 — — —
Credit default swap contracts — (489) — —
Foreign currency exchange contracts — — 45 —
Total
$ 363 $ (489) $ 45 $ (212)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 39
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 41 $ — $ 41
Total Financial and Derivative Assets
41 — 41
Financial and Derivative Assets not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Assets subject to a netting agreement
$ 39 $ — $ 39
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 1 $ 1 $ — $ —
Commonwealth Bank of Australia
11 11 — —
Royal Bank of Canada
9 9 — —
State Street
18 14 — 4
Total
$ 39 $ 35 $ — $ 4

Russell Investment Funds
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
40 Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 72 $ — $ 72
Credit Default Swap Contracts Credit default swap contracts, at fair value 905 — 905
Total Financial and Derivative Liabilities
977 — 977
Financial and Derivative Liabilities not subject to a netting agreement
(914) — (914)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 63 $ — $ 63
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 3 $ — $ 3 $ —
Bank of Montreal 9 1 — 8
Commonwealth Bank of Australia 19 11 — 8
Royal Bank of Canada 18 9 — 9
State Street 14 14 — —
Total
$ 63 $ 35 $ 3 $ 25
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 41
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 179,545
Investments, at fair value(>) ...........................................................................................................................................................
196,709
Cash ............................................................................................................................................................................................... 2,566
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 41
Receivables:
Dividends and interest ....................................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 203
Fund shares sold ................................................................................................................................................................ 1
From broker(a) ................................................................................................................................................................... 64,178
Variation margin on futures contracts ................................................................................................................................. 547
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
264,247
Liabilities
Payables:
Due to broker (b)(c) ............................................................................................................................................................ 60,077
Fund shares redeemed ....................................................................................................................................................... 204
Accrued fees to affiliates .................................................................................................................................................... 12
Other accrued expenses ..................................................................................................................................................... 56
Variation margin on futures contracts ................................................................................................................................. 470
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 72
Credit default swap contracts, at fair value (+) ............................................................................................................................... 905
Total liabilities .............................................................................................................................................
61,796
Net Assets ............................................................................................................................................................
$ 202,451

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 9,955
Shares of beneficial interest ...........................................................................................................................................................
220
Additional paid-in capital ..............................................................................................................................................................
192,27 6
Net Assets ............................................................................................................................................................
$ 202,45 1
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.22
Net assets ............................................................................................................................................................................... $ 202,451,114
Shares outstanding ($.01 par value) ....................................................................................................................................... 21,950,042
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (708)
(>)     Investments in affiliated funds $ 196,709
(a)     Receivable from Broker for Swaps $ 64,178
(b)     Due to Broker for Futures $ 60,046
(c)     Due to Broker for Swaps $ 31
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ......................................................................................................................... $ 48 4
Interest .............................................................................................................................................................................. 16
Total investment income ...............................................................................................................................................................
500
Expenses
Advisory fees .................................................................................................................................................................... 199
Administrative fees ........................................................................................................................................................... 42
Custodian fees ................................................................................................................................................................... 26
Transfer agent fees ............................................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 23
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ...................................................................................................................................................................... 21
Miscellaneous ................................................................................................................................................................... 6
Expenses before reductions .............................................................................................................................................. 324
Expense reductions ........................................................................................................................................................... (175)
Net expenses .................................................................................................................................................................................
14 9
Net investment income (loss) ........................................................................................................................................................
351
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (70 3 )
Investments in affiliated funds .......................................................................................................................................... (1,223)
Futures contracts .............................................................................................................................................................. 1,697
Options written ................................................................................................................................................................. 81
Foreign currency exchange contracts ................................................................................................................................ 306
Total return swap contracts ............................................................................................................................................... (1,770)
Credit default swap contracts ............................................................................................................................................ (7)
Capital gain distributions from affiliated funds ................................................................................................................. 176
Net realized gain (loss) ..................................................................................................................................................................
(1,44 3 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 479
Investments in affiliated funds .......................................................................................................................................... 22,79 4
Futures contracts .............................................................................................................................................................. (373)
Options written ................................................................................................................................................................. 45
Foreign currency exchange contracts ................................................................................................................................ 45
Credit default swap contracts ............................................................................................................................................ (4 89 )
Foreign currency-related transactions ............................................................................................................................... 3
Net change in unrealized appreciation (depreciation) ................................................................................................................... 22,50 4
Net realized and unrealized gain (loss) ......................................................................................................................................... 21,061
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 21,412

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 351 $ 7,905
Net realized gain (loss) ...................................................................................................................... (1,44 3 ) 12,922
Net change in unrealized appreciation (depreciation) ....................................................................... 22,50 4 (37,685)
Net increase (decrease) in net assets from operations ............................................................................. 21,412 (16,858)
Distributions
To shareholders ................................................................................................................................. (11,145) (18,776)
Net decrease in net assets from distributions .......................................................................................... (11,145) (18,776)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 2,14 2 4,84 1
Total Net Increase (Decrease) in Net Assets ..........................................................................
12,4 09 (30,79 3 )
Net Assets
Beginning of period .................................................................................................................................
190,042 220,835
End of period ..........................................................................................................................................
$ 202,45 1 $ 190,042
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 195 $ 1,76 1 592 $ 6,01 4
Proceeds from reinvestment of distributions 1,241 11,145 1,994 18,776
Payments for shares redeemed (1,186) (10,764) (1,991) (19,949)
Total increase (decrease)
250 $ 2,14 2 595 $ 4,84 1

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 46
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2019(1) 8.76 .02 .96 .98 (.01) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)
December 31, 2017 9.53 .34 1.13 1.47 (.32) (.22)
December 31, 2016 8.94 .20 .66 .86 (.27) —(g)
December 31, 2015 10.07 .17 (.48) (.31) (.18) (.64)
December 31, 2014 10.23 .31 .07 .38 (.30) (.24)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 47
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.52) 9.22 11.35 202,451 .33 .15 .35 4
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18
(.54) 10.46 15.65 220,835 .32 .14 3.37 29
(.27) 9.53 9.73 205,944 .30 .12 2.14 18
(.82) 8.94 (3.31) 200,116 .30 .11 1.78 23
(.54) 10.07 3.76 208,321 .32 .10 2.97 20

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
48 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 3,856
Administration fees 7,002
Transfer agent fees 725
$ 11,583
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 5,452 $ 440 $ 30 $ (3) $ 235 $ 6,094 $ — $ —
RIC Global Infrastructure Fund 3,455 61 459 20 651 3,728 12 —
RIF Global Real Estate Securities
Fund 4,989 154 472 (34) 707 5,344 33 —
RIC Sustainable Equity Fund 8,815 236 671 55 1,273 9,708 8 —
RIC U.S. Dynamic Equity Fund 6,146 232 410 (148) 1,349 7,169 11 —
RIF U.S. Small Cap Equity Fund 19,347 1,143 308 (20) 3,166 23,328 25 —
RIF U.S. Strategic Equity Fund 15,797 722 1,263 (151) 3,066 18,171 52 176
RIC Opportunistic Credit Fund 2,281 97 126 (5) 140 2,387 42 —
RIC Unconstrained Total Return
Fund 22,086 980 790 (11) 461 22,726 167 —
RIF Strategic Bond Fund 9,871 321 650 — 545 10,087 72 —
RIC Emerging Markets Fund 14,843 1,289 1,408 (176) 1,956 16,504 — —
RIC Global Equity Fund 32,301 1,015 2,045 (445) 5,219 36,045 — —
RIF International Developed Markets
Fund 31,817 1,444 1,583 (305) 4,026 35,399 62 —
U.S. Cash Management Fund 19 — — — — 19 — —
$ 177,219 $ 8,134 $ 10,215 $ (1,223) $ 22,794 $ 196,709 $ 484 $ 176
Cost of Investments
$ 183,203,000
Unrealized Appreciation
$ 17,105,655
Unrealized Depreciation
(4,444,517)
Net Unrealized Appreciation (Depreciation)
$ 12,661,138

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — June 30, 2019 (Unaudited)
Equity Growth Strategy Fund 49
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2019 to June 30, 2019 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account or Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2019 $ 1,125 .60 $ 1,024 .05
Expenses Paid During Period* $ 0 .79 $ 0 .75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.2%
Alternative - 6.3%
RIC Commodity Strategies Fund Class Y 271,525 1,407
RIC Global Infrastructure Fund Class Y 89,120 1,016
RIF Global Real Estate Securities Fund 40,865 619
3,042
Domestic Equities - 32.5%
RIC Sustainable Equity Fund Class Y 64,608 3,394
RIC U.S. Dynamic Equity Fund Class Y 355,940 2,524
RIF U.S. Small Cap Equity Fund 504,234 6,943
RIF U.S. Strategic Equity Fund 175,694 2,732
15,593
Fixed Income - 8.2%
RIC Opportunistic Credit Fund Class Y 39,900 381
RIC Unconstrained Total Return Fund Class Y 359,258 3,571
3,952
International Equities - 49.2%
RIC Emerging Markets Fund Class Y 272,868 5,133
RIC Global Equity Fund Class Y 1,025,621 9,968
RIF International Developed Markets Fund 756,729 8,483
23,584
Total Investments in Affiliated Funds
(cost $40,321) 46,171
Short-Term Investments - 0.0%
U.S. Cash Management Fund(@)
20,119
(∞)
20
Total Short-Term Investments
(cost $20) 20
Total Investments 96.2%
(identified cost $40,341) 46,191
Other Assets and Liabilities, Net - 3.8%
1,799
Net Assets - 100.0%
47,990

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 51
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 3 EUR 337 07/19
5
CAC40 Euro Index Futures 20 EUR 1,107 07/19
31
DAX Index Futures 2 EUR 619 09/19
7
Dow Jones U.S. Real Estate Index Futures 66 USD 2,285 09/19
(32)
Euro STOXX 50 Index Futures 18 EUR 624 09/19
21
FTSE 100 Index Futures 7 GBP 516 09/19
7
FTSE/MIB Index Futures 2 EUR 212 09/19
5
IBEX 35 Index Futures 3 EUR 275 07/19
2
MSCI EAFE Index Futures 8 USD 769 09/19
21
OMXS30 Index Futures 13 SEK 2,107 07/19
4
Russell 1000 E-Mini Index Futures 1 USD 82 09/19
2
SPI 200 Index Futures 3 AUD 492 09/19
4
TOPIX Index Futures 4 JPY 62,039 09/19
(2)
Short Positions
MSCI Emerging Markets Index Futures 45 USD 2,370 09/19
(85)
NASDAQ 100 E-Mini Index Futures 16 USD 2,463 09/19
(60)
Russell 2000 E-Mini Index Futures 23 USD 1,802 09/19
(44)
S&P 500 E-Mini Index Futures 6 USD 883 09/19
(15)
S&P Financial Select Sector Index Futures 12 USD 1,020 09/19
(20)
S&P Mid 400 E-Mini Index Futures 1 USD 195 09/19
(3)
United States 5 Year Treasury Note Futures 13 USD 1,536 09/19
(19)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(171)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 308 AUD 443 09/18/19 3
Bank of Montreal USD 171 CAD 227 09/18/19 3
Bank of Montreal USD 352 JPY 37,862 09/18/19 2
Bank of Montreal USD 8 ZAR 115 09/18/19 —
Bank of Montreal CHF 223 USD 226 09/18/19 (3)
Bank of Montreal EUR 882 USD 1,005 09/18/19 (4)
Bank of Montreal GBP 420 USD 535 09/18/19 —
Bank of Montreal MXN 2,025 USD 104 09/18/19 —
Bank of Montreal SEK 375 USD 40 09/18/19 (1)
Bank of Montreal SGD 22 USD 16 09/18/19 —
Royal Bank of Canada USD 308 AUD 443 09/18/19 4
Royal Bank of Canada USD 171 CAD 227 09/18/19 2
Royal Bank of Canada USD 352 JPY 37,862 09/18/19 1
Royal Bank of Canada USD 8 ZAR 115 09/18/19 —
Royal Bank of Canada CHF 223 USD 226 09/18/19 (3)
Royal Bank of Canada EUR 882 USD 1,006 09/18/19 (3)
Royal Bank of Canada GBP 420 USD 536 09/18/19 1
Royal Bank of Canada HKD 360 USD 46 09/18/19 —
Royal Bank of Canada MXN 2,025 USD 104 09/18/19 —
Royal Bank of Canada SEK 375 USD 40 09/18/19 (1)
Royal Bank of Canada SGD 22 USD 16 09/18/19 —
Standard Chartered HKD 360 USD 46 09/18/19 —
State Street USD 506 CNY 3,500 09/18/19 4

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 Equity Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 23 RUB 1,490 09/18/19 1
State Street BRL 980 USD 251 09/18/19 (3)
State Street INR 12,940 USD 185 09/18/19 (1)
State Street KRW 116,630 USD 99 09/18/19 (2)
State Street TWD 9,520 USD 305 09/18/19 (4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(4)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Sell
USD 100 1.000%
(2)
06/20/24
(3) — (3)
CDX NA High Yield Index Bank of America
Purchase
USD 1,300 (5.000%)
(2)
06/20/24
(83) (18) (101)
Total Open Credit Indices Contracts (å) (86) (18) (104)

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 53
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 46,171 $ — $ —
$ —
$ 46,171 96.2
Short-Term Investments — — —
20
20 —
*
Total Investments 46,171 — — 20 46,191 96.2
Other Assets and Liabilities, Net 3. 8
100.0
Other Financial Instruments
Assets
Futures Contracts 10 9 — — — 10 9 0. 2
Foreign Currency Exchange Contracts — 2 1 — — 2 1 —
*
'
Liabilities
Futures Contracts (2 80 ) — — — (2 80 ) (0. 6 )
Foreign Currency Exchange Contracts — (2 5 ) — — (2 5 ) (—)
*
Credit Default Swap Contracts — (104) — — (104) (0.2)
Total Other Financial Instruments
**
$ (171) $ (108) $ — $ — $ (279)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2019, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
54 Equity Growth Strategy Fund
Russell Investment Funds
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — June 30, 2019 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 21 $ —
Variation margin on futures contracts* 109 — — —
Total
$ 109 $ — $ 21 $ —
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 261 $ — $ — $ 19
Unrealized depreciation on foreign currency exchange contracts — — 25 —
Credit default swap contracts, at fair value — 104 — —
Total
$ 261 $ 104 $ 25 $ 19
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 41 5 $ — $ — $ 20
Options written (158) — — —
Total return swap contracts (508) — — —
Credit default swap contracts — 24 — —
Foreign currency exchange contracts — — 25 —
Total
$ (25 1) $ 24 $ 25 $ 20
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments** $ 122 $ — $ — $ —
Futures contracts 33 — — (34)
Options written 11 — — —
Total return swap contracts 68 — — —
Credit default swap contracts — (83) — —
Foreign currency exchange contracts — — 50 —
Total
$ 234 $ (83) $ 50 $ (34)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 55
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 21 $ — $ 21
Total Financial and Derivative Assets
21 — 21
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 21 $ — $ 21
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 8 $ 8 $ — $ —
Royal Bank of Canada
9 8 — 1
State Street
4 4 — —
Total
$ 21 $ 20 $ — $ 1

Russell Investment Funds
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2019 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 Equity Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 25 $ — $ 25
Credit Default Swap Contracts Credit default swap contracts, at fair value 104 — 104
Total Financial and Derivative Liabilities
129 — 129
Financial and Derivative Liabilities not subject to a netting agreement
(100) — (100)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 29 $ — $ 29
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 3 $ 3 $ — $ —
Bank of Montreal 9 8 — 1
Royal Bank of Canada 8 8 — —
State Street 9 4 — 5
Total
$ 29 $ 2 3 $ — $ 6
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 57
Statement of Assets and Liabilities — June 30, 2019 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 40,341
Investments, at fair value(>) ...........................................................................................................................................................
46,191
Cash ............................................................................................................................................................................................... 985
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2 1
Receivables:
Fund shares sold ................................................................................................................................................................ 2
From affiliates .................................................................................................................................................................... 5
From broker(a) ................................................................................................................................................................... 13,084
Variation margin on futures contracts ................................................................................................................................. 86
Total assets .................................................................................................................................................
60,37 4
Liabilities
Payables:
Due to broker (b)(c) ............................................................................................................................................................ 11,956
Investments purchased ...................................................................................................................................................... 1
Accrued fees to affiliates .................................................................................................................................................... 2
Other accrued expenses ..................................................................................................................................................... 39
Variation margin on futures contracts ................................................................................................................................. 257
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 25
Credit default swap contracts, at fair value(+) ................................................................................................................................ 104
Total liabilities .............................................................................................................................................
12,38 4
Net Assets ............................................................................................................................................................
$ 47,990

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
58 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2019 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 2,27 0
Shares of beneficial interest ...........................................................................................................................................................
5 6
Additional paid-in capital ..............................................................................................................................................................
45,664
Net Assets ............................................................................................................................................................
$ 47,99 0
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 8.64
Net assets ............................................................................................................................................................................... $ 47,990,359
Shares outstanding ($.01 par value) ....................................................................................................................................... 5,552,389
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (86)
(>)     Investments in affiliated funds $ 46,191
(a)     Receivable from Broker for Swaps $ 13,084
(b)      Due to Broker for Futures $ 11,885
(c)     Due to Broker for Swaps $ 71
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 59
Statement of Operations — For the Period Ended June 30, 2019 (Unaudited)
Amounts in thousands
Investment Income
Income distribution from affiliated funds .......................................................................................................................... $ 79
Interest .............................................................................................................................................................................. 1
Total investment income ...............................................................................................................................................................
80
Expenses
Advisory fees .................................................................................................................................................................... 48
Administrative fees ........................................................................................................................................................... 10
Custodian fees ................................................................................................................................................................... 24
Transfer agent fees ............................................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 19
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ...................................................................................................................................................................... 7
Miscellaneous ................................................................................................................................................................... 5
Expenses before reductions .............................................................................................................................................. 115
Expense reductions ........................................................................................................................................................... (7 9 )
Net expenses .................................................................................................................................................................................
36
Net investment income (loss) ........................................................................................................................................................
44
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (644)
Futures contracts .............................................................................................................................................................. 435
Options written ................................................................................................................................................................. (15 8 )
Foreign currency exchange contracts ................................................................................................................................ 25
Total return swap contracts ............................................................................................................................................... (508)
Credit default swap contracts ............................................................................................................................................ 24
Capital gain distributions from affiliated funds ................................................................................................................. 28
Net realized gain (loss) ..................................................................................................................................................................
(79 8 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 122
Investments in affiliated funds .......................................................................................................................................... 6,392
Futures contracts .............................................................................................................................................................. (1)
Options written ................................................................................................................................................................. 11
Foreign currency exchange contracts ................................................................................................................................ 5 0
Total return swap contracts ............................................................................................................................................... 68
Credit default swap contracts ............................................................................................................................................ (83)
Foreign currency-related transactions ............................................................................................................................... (7)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 6,55 2
Net realized and unrealized gain (loss) ......................................................................................................................................... 5,75 4
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 5,79 8

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
60 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2019
(Unaudited)
Fiscal Year Ended
December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 44 $ 2,043
Net realized gain (loss) ...................................................................................................................... (798) 3,5 88
Net change in unrealized appreciation (depreciation) ....................................................................... 6,55 2 (10,67 5 )
Net increase (decrease) in net assets from operations ............................................................................. 5,79 8 (5,04 4 )
Distributions
To shareholders ................................................................................................................................. (3,020) (5,072)
Net decrease in net assets from distributions .......................................................................................... (3,020) (5,072)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (2,41 8 ) 1,80 0
Total Net Increase (Decrease) in Net Assets ..........................................................................
3 60 (8,31 6 )
Net Assets
Beginning of period .................................................................................................................................
47,63 0 55,946
End of period ..........................................................................................................................................
$ 47,99 0 $ 47,63 0
* Share transaction amounts (in thousands) for the periods ended June 30, 2019 and December 31, 2018 were as follows:
2019 (Unaudited) 2018
Shares Dollars Shares Dollars
Proceeds from shares sold 98 $ 83 6 363 $ 3,462
Proceeds from reinvestment of distributions 359 3,02 0 571 5,072
Payments for shares redeemed (740) (6,27 4 ) (712) (6,73 4 )
Total increase (decrease)
(283) $ (2,41 8 ) 222 $ 1,80 0

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 62
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2019(1) 8.16 .01 1.00 1.01 — (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)
December 31, 2017 8.92 .35 1.21 1.56 (.32) (.19)
December 31, 2016 8.28 .17 .72 .89 (.25) —
December 31, 2015 9.46 .16 (.50) (.34) (.13) (.71)
December 31, 2014 9.60 .30 .04 .34 (.32) (.16)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 63
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.53) 8.64 12.56 47,990 .48 .15 .18 4
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21
(.51) 9.97 17.67 55,946 .43 .14 3.72 35
(.25) 8.92 10.85 48,164 .40 .12 1.97 21
(.84) 8.28 (3.87) 48,051 .39 .11 1.73 31
(.48) 9.46 3.48 52,403 .40 .10 3.04 25

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
64 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2019 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2019 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At June 30, 2019, there were no adjustments to the Statement of Assets and Liabilities.
Administration fees $ 1,667
Transfer agent fees 173
Trustee fees 15
$ 1,855
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Commodity Strategies Fund $ 1,333 $ 156 $ 144 $ (89) $ 151 $ 1,407 $ — $ —
RIC Global Infrastructure Fund 979 30 181 8 180 1,016 3 —
RIF Global Real Estate Securities
Fund 600 32 94 1 80 619 4 —
RIC Sustainable Equity Fund 3,269 92 448 65 416 3,394 3 —
RIC U.S. Dynamic Equity Fund 2,368 96 389 (151) 600 2,524 4 —
RIF U.S. Small Cap Equity Fund 6,338 436 854 (82) 1,105 6,943 8 —
RIF U.S. Strategic Equity Fund 2,574 125 427 78 382 2,732 8 28
RIC Opportunistic Credit Fund 377 26 44 (1) 23 381 7 —
RIC Unconstrained Total Return
Fund 3,591 257 350 (2) 75 3,571 26 —
RIC Emerging Markets Fund 5,048 392 892 2 583 5,133 — —
RIC Global Equity Fund 9,591 305 1,312 (270) 1,654 9,968 — —
RIF International Developed Markets
Fund 8,226 319 1,002 (203) 1,143 8,483 16 —
U.S. Cash Management Fund 20 — — — — 20 — —
$ 44,314 $ 2,266 $ 6,137 $ (644) $ 6,392 $ 46,191 $ 79 $ 28
Cost of Investments
$ 42,714,210
Unrealized Appreciation
$ 3,860,779
Unrealized Depreciation
(660,384)
Net Unrealized Appreciation (Depreciation)
$ 3,200,395

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedule of Investments — June 30, 2019 (Unaudited)
Notes to Schedule of Investments 65
Footnotes:
Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedule of Investments, continued — June 30, 2019 (Unaudited)
66 Notes to Schedule of Investments
Foreign Currency Abbreviations:
ARS - Argentine peso HUF - Hungarian forint PKR - Pakistani rupee
AUD - Australian dollar IDR - Indonesian rupiah PLN - Polish zloty
BRL - Brazilian real ILS - Israeli shekel RUB - Russian ruble
CAD - Canadian dollar INR - Indian rupee SEK - Swedish krona
CHF - Swiss franc ISK - Icelandic krona SGD - Singapore dollar
CLP - Chilean peso ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese yuan renminbi JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR – Malaysian ringgit VEB - Venezuelan bolivar
EGP - Egyptian pound NOK - Norwegian krone VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
HKD – Hong Kong dollar PHP – Philippine peso

Russell Investment Funds
LifePoints
®
Variable Target Portfolio Series
Notes to Financial Highlights — June 30, 2019 (Unaudited)
Notes to Financial Highlights 67
(1) For the period ended June 30, 2019 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(g) Less than $.01 per share.
(h) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — June 30, 2019 (Unaudited)
68 Notes to Financial Statements
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds is a “fund of funds” and diversifies its assets by investing principally in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures
(such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. Derivatives may be used to take long or short positions. A Fund may hold cash in connection with these investment strategies. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
The following table shows the Funds' approximate expected target strategic asset allocation effective on or about May 1, 2019 to equity, fixed income, multi-asset, and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIF International
Developed Markets, RIC Global Equity and RIC Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Opportunistic Credit, RIC Unconstrained Total Return, RIF Strategic Bond, RIC Investment Grade
Bond and RIC Short Duration Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC
Multi-Strategy Income and the RIC Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.
* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 29.5% 51% 70% 85%
Fixed Income 53% 38% 22% 7%
Multi-Asset 10% 4% -% -%
Alternative ** 7.5% 7% 8% 8%

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Notes to Financial Statements 69
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.
Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

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70 Notes to Financial Statements
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such instruments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity's measurement date.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended June 30, 2019, there was no movement between levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

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Notes to Financial Statements 71
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At June 30, 2019, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2016 through December 31, 2018, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

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72 Notes to Financial Statements
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

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Notes to Financial Statements 73
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2019, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which
Funds Strategies
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2019 June 30, 2019
Moderate Strategy Fund $ 4,905,073 $ 4,872,821
Balanced Strategy Fund 27,267,094 27,208,203
Growth Strategy Fund 20,864,821 20,806,082
Equity Growth Strategy Fund 6,992,077 6,998,613
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2019 June 30, 2019
Moderate Strategy Fund $ 4,912,234 $ 4,883,162
Balanced Strategy Fund 27,448,081 27,200,421
Growth Strategy Fund 21,076,097 20,854,961
Equity Growth Strategy Fund 7,038,708 7,004,671

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74 Notes to Financial Statements
a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2019, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Notional of Options Contracts Outstanding
Funds March 31, 2019 June 30, 2019
Moderate Strategy Fund $ 46,749 $ —
Balanced Strategy Fund 249,327 —
Growth Strategy Fund 186,996 —
Equity Growth Strategy Fund 46,749 —
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2019 June 30, 2019
Moderate Strategy Fund $ 29,441,229 $ 31,739,708
Balanced Strategy Fund 63,311,201 69,668,624
Growth Strategy Fund 72,687,385 89,617,357
Equity Growth Strategy Fund 18,307,057 18,816,467

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Notes to Financial Statements 75
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

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76 Notes to Financial Statements
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that

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Notes to Financial Statements 77
the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2019, the Funds did not enter into any total return swaps.
Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended March 31, 2019 June 30, 2019
Moderate Strategy Fund $ 14,700,000 $ 16,700,000
Balanced Strategy Fund 23,100,000 23,100,000
Growth Strategy Fund 15,400,000 15,400,000
Equity Growth Strategy Fund 1,400,000 1,400,000

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Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
78 Notes to Financial Statements
disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Investment Transactions
Securities
During the period ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2019, the Funds had invested
$49,364 in the U.S. Cash Management Fund.
Purchases Sales
Moderate Strategy Fund $ 4,452,438 $ 9,421,424
Balanced Strategy Fund 9,312,598 19,893,836
Growth Strategy Fund 8,133,533 10,214,868
Equity Growth Strategy Fund 2,265,772 6,136,787

Russell Investment Funds
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Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
Notes to Financial Statements 79
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administrative fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2019:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2020, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2020, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2020, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2020, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended June 30, 2019, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this
Advisory Administrative
Moderate Strategy Fund
$ 101,404 $ 21,548
Balanced Strategy Fund
258,866 55,009
Growth Strategy Fund
198,725 42,229
Equity Growth Strategy Fund
48,435 10,293
Waiver Reimbursement Total
Moderate Strategy Fund $ 101,404 $ 17,146 $ 118,550
Balanced Strategy Fund 226,820 — 226,820
Growth Strategy Fund 175,199 — 175,199
Equity Growth Strategy Fund 48,435 30,382 78,817

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Notes to Financial Statements, continued — June 30, 2019 (Unaudited)
80 Notes to Financial Statements
fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2019 were as follows:
Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 34 funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the
Russell Investments Fund Complex.
For the period ended June 30, 2019, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$894,250.
Federal Income Taxes
At June 30, 2019, the Funds did not have any capital losses available for carryforwards.
Record Ownership
As of June 30, 2019, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosure.
On July 2, 2019, the Board declared dividends payable from net investment income. Dividends were paid on July 5, 2019 to shareholders of record effective with the opening on July 3, 2019.
Amount
Moderate Strategy Fund
$ 2,096
Balanced Strategy Fund
5,348
Growth Strategy Fund
4,105
Equity Growth Strategy Fund
1,000
# of Shareholders %
Moderate Strategy Fund
1 88.8
Balanced Strategy Fund
1 89.9
Growth Strategy Fund
2 97.7
Equity Growth Strategy Fund
2 97.2

Russell Investment Funds
LifePoints
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Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement —(Unaudited)
Basis for Approval of Investment Advisory Agreement 81
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 20, 2019 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by
RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable
Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the
Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement
Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM
Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.
At a meeting held in person on April 30, 2019 (the “Agreement Information Review Meeting,”), the Board, including the Independent
Trustees, in preparation for the Agreement Evaluation Meeting, met with representatives of RIM; met in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which the Chief Operating Officer (“COO”) of RIM’s parent company was present; and then the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, communicated additional questions and requested additional Agreement Evaluation Information.
Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting was received on May
10, 2019. On May 14, 2019, the Independent Trustees met by conference telephone call in private session with Independent Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information. On May
14, 2019, following the aforementioned conference call, the Board Chair met in-person with representatives of management. At the
Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional or revised Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review Meeting, the Agreement
Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the
Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement
Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIM’s past expressed belief that the Underlying Funds, in employing a manager-of-managers method of investment,

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82 Basis for Approval of Investment Advisory Agreement
operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the
Underlying Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees for Money
Managers (“Money Manager Fees”) out of the fees paid by the Underlying Funds to RIM for its services under the RIM Agreement
(the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Managers may be paid fees at a lower rate for non-discretionary services than discretionary services.
The Board considered that RIM (rather than any Money Manager in the case of Underlying Funds) is responsible under the RIM
Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to ensure that any deviations from the target asset allocations are intentional and tactical. RIM continually evaluates each Fund’s allocation between asset classes to ensure that the allocations optimally match the
Fund’s stated investment objectives and risks profile. In addition to investing in the Underlying Funds, RIM may seek to actively manage each Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives that RIM believes will achieve the desired exposures for the Fund. RIM may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds. The Board considered that, although RIM traditionally has managed
Underlying Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Underlying Fund investment advisory services. In this regard, assets of each Underlying Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Underlying Fund. In addition, RIM continues to manage the investment of each Underlying Fund’s cash and portions of an Underlying Fund during transitions between discretionary
Money Managers. RIM also continues to manage directly any portion of each Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. The Underlying Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include futures contracts. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Fund that RIM manages based upon Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,”
or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, and that emulation provides more flexibility for enhanced tax management. In all cases, Underlying Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM has provided directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Underlying Funds, RIM is responsible for selecting, subject to Board approval, Money Managers for each Underlying
Fund and for actively managing allocations and reallocations of its assets among the Money Manager strategies and RIM itself.
Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIM in accordance with the
Underlying Fund’s applicable investment objective, policies and restrictions, any specific parameters placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. For each Underlying Fund, RIM is responsible for, among other things, providing each Money Manager with a statement of the investment parameters and policies for the Underlying
Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Underlying Fund; generally supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; with respect to

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Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Underlying Fund assets that are not allocated to Money Manager strategies; managing the Funds’ and Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions or terminations of new Money Managers or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that
Money Manager or to coordinate the investment activities of Money Managers for the Underlying Fund in a complementary manner.
Therefore, RIM’s selection of Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund has reflected, in great part, the performance of RIM in designing the
Underlying Fund’s investment program, structuring the Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Underlying Fund.
In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Underlying
Funds by RIM compared to the relatively narrow portfolio management services provided to the Underlying Funds by Money Managers.
RIM has advised the Board that while its portfolio construction process is “investment led and designed to be conducted in a manner that is consistent with its fiduciary duties,” RIM establishes a reasonable Money Manager fee target (“Fee Target” or “Fee Targets”)
for each Underlying Fund to provide a cost framework for portfolio construction. RIM in the Agreement Evaluation Information advised the Board that Money Manager Fees, in the aggregate, “must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.” RIM further advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet an Underlying Fund’s objective taking into account Fee
Targets. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager fee negotiations, guideline customization and Direct Management Services (as defined below). RIM has advised the Board that Fee Targets for particular
Underlying Funds may be adjusted (higher or lower) from time to time.
The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each Underlying Fund, rather than the investment selection or recommendation role of these Underlying Funds’ Money Managers, and describe the manner in which the
Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the manager-of-managers structure of the Underlying Funds.
The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Underlying Funds and the possibility that, at the current expense ratio of each Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares
In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The Advisory Fee paid by the Fund or the Underlying Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of

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uninvested cash and securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.
In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds or the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of Russell Investments (as defined below) the impact on the Funds of significant changes in Russell Investments’ senior management and personnel providing investment management and other services to the Funds and the Underlying Funds in the past year, including the Chief Investment Officer of RIM and the Funds. The Board also discussed with senior representatives of Russell
Investments the lengthier implementation of changes to operational and data infrastructure supporting various services provided by RIM to the Funds and the Underlying Funds, including RIM’s Direct Management Services (as defined below) and new and/or complex investment products or services (the “operational and data infrastructure initiatives”). The Board also discussed the Funds’
compliance program and certain items reported in the annual report of the Funds’ Chief Compliance Officer (“CCO”) required under
Rule 38a-1 of the Investment Company Act of 1940, as amended (the “Annual Report”) with the CCO and RIM’s senior management.
In particular, the Board expressed its continuing concerns with respect to certain items reported in the Annual Report relating to the portions of Underlying Funds that are managed directly by RIM and new and/or complex investment products or services. The CCO and RIM senior management provided an update on the implementation status of the operational and data infrastructure initiatives, noting that these initiatives, as well as other changes already implemented and in process, should address certain concerns posed by the Board regarding these items. The CCO and RIM senior management advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor
Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement Information Review Meeting, the
Board met in executive session with a representative of TA Associates, at which the COO was present, to discuss, among other things, the status of its indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds. The
Board was not advised of any change in TA Associates’ plans regarding its ownership interest in Russell Investments.
As noted above, RIM, in addition to managing the investment of each Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Underlying Funds pursuant to the RIM Agreement, the actual allocation of Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). The nature and scope of RIM’s direct management of Underlying Fund assets has evolved over the past several years. In the management of
Underlying Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Underlying Fund characteristics and invests in securities and instruments which provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning, or interest rates). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. RIM’s direct management of assets for these purposes is hereinafter referred

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to as the “Direct Management Services.” The Board has been advised that, where appropriate in its judgment, RIM intends to continue exploring the possible expansion of its Direct Management Services whereby RIM expects that larger portions of certain Underlying
Funds may be managed directly by RIM pursuant to the Direct Management Services.
RIM noted that its portfolio managers combine Money Manager strategies and RIM Direct Management Services for the Underlying
Funds and precisely align Underlying Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of each Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Underlying Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Underlying Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to Underlying Funds; and
the fact that the aggregate Advisory Fees paid by the Underlying Funds are not increased as a result of RIM’s direct management of
Underlying Fund assets as part of the Direct Management Services or otherwise.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Underlying Funds in recent years, described additional current and expected future changes and described the impact of the changes that have been or will be implemented in the investment advisory services provided to the Underlying Funds by RIM, including the following:
• The Direct Management Services described above.
• RIM advised the Board that, with certain exceptions, in 2019 it would convert all remaining discretionary equity Money Managers to non-discretionary assignments, thereby implementing emulation for almost all Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Underlying
Funds of emulation. RIM noted that, in implementing emulation for Underlying Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, for certain Underlying Funds, it has reduced, and may further reduce, the number of Money Managers in part to seek more concentrated return drivers. Additionally, RIM advised the Board that, consistent with the terms of the manager-
of-managers exemptive order, it is also creating manager “bench” lineups for certain Underlying Funds, whereby those Underlying
Funds would have approved Money Managers that are not funded (i.e. have an asset allocation of zero). As the agreements with these bench Money Managers would already be approved for an Underlying Fund by the Board based on information presented at the time of approval, RIM would be able to allocate assets to these Money Managers without proposing a new portfolio management contract for Board approval. RIM also advised the Board that allocations to Direct Management Services for certain Underlying Funds may increase to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money
Manager lineups.
• RIM advised the Board of its expectation that lower Money Manager Fees will continue to be negotiated with Money Managers.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Underlying Funds, each of the foregoing may benefit
RIM in the form of savings to RIM from reduced Money Manager Fees. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps agreed upon separately for affected Underlying Funds.

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In its contract renewal deliberations, the Board took into consideration the potential benefits to the Underlying Funds, described by
RIM, of these changes in their manager-of-managers investment programs and RIM’s potential conflicts of interest inherent in each of these initiatives and considered that, while reporting procedures would provide some ability for the Board to monitor the impact of such conflicts on the Underlying Funds and the profitability of the Underlying Fund relationships to RIM, such reporting procedures would not eliminate such conflicts of interest risks to the Underlying Funds.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain
Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each
Fund had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the first or second quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. RIM noted that in 2019, based upon discussions with the Board, the methodology used by the independent third-party to create the Funds’ Expense Universes was changed from using Lipper investment classifications to Morningstar categories.
In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Underlying
Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that although its profitability generally and from its relationships with the Funds and Underlying Funds improved in 2018, its pre-tax “margins” in providing investment advisory services to the Funds ranked below the median of the margins of public investment management company peers based on a survey conducted in 2017. RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying
Fund’s total expense ratio. The Board has engaged, and continues to engage in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds and Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds as well as net Fund redemptions or purchases in recent years. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by a few insurance companies. The Funds are primarily available through, and their assets are primarily attributed to, The Northwestern
Mutual Life Insurance Company (“Northwestern Mutual”). In November 2018, Northwestern Mutual discontinued sales of the RIF
International Developed Markets Fund to new Insurance Contract Holders through its advisory channel, but this Fund is still available to new and existing Insurance Contract Holders through Northwestern Mutual’s brokerage channel. At the Agreement Evaluation
Meeting, RIM expressed its belief that Northwestern Mutual does not intend to discontinue sales of the other Funds to its Insurance
Contract Holders through its advisory channel. However, the Board received no direct assurances in this regard from Northwestern
Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the

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Funds would remain viable. RIM has advised the Board that, while it is assessing other potential opportunities, it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near term. Notwithstanding this expectation, RIM expressed its belief that the Funds will remain viable in the near term. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year or may be implemented in the future.
The Board also considered that, in the past year, RIM has renegotiated fees with certain Money Managers to lower levels; changed certain Money Manager assignments from discretionary to non-discretionary; reallocated assets among Money Managers; hired or terminated certain Money Managers, including in connection with the implementation of an initiative to reduce the number of Money
Managers for each Underlying Fund; and increased its allocations to Direct Management Services for various Underlying Funds in recent years, each of which alone may operate to reduce RIM’s costs of providing investment advisory and other services to the
Underlying Funds contemplated by the RIM Agreement. The Board also considered that any resulting benefit of the decrease in Money
Manager Fees paid by RIM in respect of an Underlying Fund accrues to RIM, rather than such Fund. The Board also considered
RIM’s advice that such benefit ultimately may be partially offset by any new or additional fee waivers or expense caps on such Fund.
With certain exceptions, the Board noted RIM’s stated intention to convert all remaining discretionary equity Money Managers to non-
discretionary assignments in 2019, thereby implementing emulation for almost all Money Manager equity assignments.
The Board also considered, as a general matter, that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds, the Underlying Funds and Other RIM Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds. RIM also noted
that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for each Fund ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement Evaluation
Meeting by RIM, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements, and considering any differences in the composition of the Expense Universe and investment strategies of its respective
Comparable Funds and in light of other factors discussed above: (1) the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2)
except as noted above, the relative expense ratio of each Fund and Underlying Fund either was comparable to those of its Comparable
Funds or RIM had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the
Agreement Evaluation Information were not considered to be excessive; (4) RIM’s reported profitability with respect to the Fund and
Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.

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The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with continuation of the RIM Agreement.
The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon performance for the 3-year period ended December 31, 2018 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past year to enhance the performance of certain Underlying Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Underlying Fund investment results.
With respect to the Balanced Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1-year, 3-year and 5-year periods ended December 31, 2018. The Board considered RIM’s explanation that the Fund’s underperformance relative to its Comparable Funds was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that the Fund has exposure to more diversified growth-oriented asset classes beyond traditional equities (such as global high yield debt, emerging market debt, global real estate, infrastructure and commodities), which are intended to provide diversification benefits and dampen volatility. RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes, particularly to commodities, were headwinds relative to peers. The Board also considered RIM’s explanation that Funds have a higher non-U.S. equity allocation and less U.S. bias than peers, which negatively impacted peer-relative performance during the period.
The Third-Party Information showed that the performance of the Moderate Strategy Fund was ranked in the fourth quintile of its
Performance Universe for the 1-year period ended December 31, 2018, the second quintile of its Performance Universe for the 3-year period ended such date, and the third quintile of its Performance Universe for the 5-year period ended such date. The performance of the Growth Strategy Fund was ranked in the third quintile of its Performance Universe for the 3-year period ended December 31, 2018, and the fourth quintile of its Performance Universe for the 1-year and 5-year periods ended such date. The performance of the Equity
Growth Strategy Fund was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2018, the second quintile of its Performance Universe for the 3-year period ended such date, and the fourth quintile of its Performance Universe for the 5-year period ended such date.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Underlying Funds’
performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2018, the RIC Unconstrained Total Return Fund and RIC Global Infrastructure Fund outperformed their benchmarks; for the 3-year period ended December 31, 2018, the RIC Short Duration Bond Fund, RIC Multi-Strategy Income Fund and RIF Global Real Estate Securities
Fund outperformed their benchmarks; and for the 5-year period ended December 31, 2018, the RIC Short Duration Bond Fund, RIC
Global Infrastructure Fund and RIF Global Real Estate Securities Fund outperformed their benchmarks. The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money Managers continues to impact performance of the Funds and Underlying Funds for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Underlying Funds, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the Underlying Funds. Lastly, the Board considered the implementation of additional strategies and refinements to strategies discussed at the Agreement Information Review Meeting and Agreement Evaluation Meeting
and prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the interests of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain

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each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The
Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money
Managers or their affiliates other than benefits from their soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a Money Manager may execute trades. The Agreement Evaluation Information described RIM’s oversight of Money
Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIM’s belief that, based upon certifications from
Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money
Managers’ soft dollar arrangements, the policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration statements. The Board was advised that, in the case of discretionary Money Managers using soft dollar arrangements, the CCO may from time to time request that Money Managers provide information regarding their soft dollar program to RIM. The CCO and RIM do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each
Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. At the Agreement Evaluation Meeting, RIM reported that it planned to recommend to the Board at the May 20-21, 2019 meeting the appointment and termination of certain Money Managers, changes from discretionary to non-discretionary assignments for certain Money Managers, and changes to the fee schedules charged by certain Money Managers.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the interests of such Underlying Fund and its shareholders.
* * *
In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Underlying
Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Shareholder Requests for Additional Information — June 30, 2019 (Unaudited)
90 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.
Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — June 30, 2019
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 91
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/ trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations;
Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies; and Mr. Zeschin has had business, financial and investment experience as founder and partner of an independent investment counsel and wealth management firm serving individuals and family entities with substantial assets, and as a member of the board of another investment company. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Mark Spina, #
Born June 8, 1970
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2017
President and Chief
Executive Officer
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed
until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chairman of the Board, President,
Russell Investments Financial
Services, LLC (“RIFIS”)
Chairman of the Board, President,
Russell Investments Fund Services,
LLC (“RIFUS”)
Director, RIM.
From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management
43 None
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

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®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2019 (Unaudited)
92 Disclosure of Information about Fund Trustees and Officers
* Each Trustee is subject to mandatory retirement at age 75.
# Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
Until June 2014, Director, Ecova
(total energy and sustainability
management)
43 Lead
Independent
Director,
Avista Corp
(electric
utilities)
Until May
2017, Director
Avista Corp
(electric
Utilities)
Until June
2014,
Director,
Ecova (total
energy and
sustainability
management)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

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®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 93
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
Until December 31, 2014,
Chairperson of Audit Committee,
Select Sector SPDR Funds
(investment company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee,
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017 Trustee,
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2019 (Unaudited)
94 Disclosure of Information about Fund Trustees and Officers
* Each Trustee is subject to mandatory retirement at age 75.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Chairman of
the Investment
Committee since
2015
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jonathan F. Zeschin
Born September 4, 1953
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Founder and Partner, Essential
Investment Partners, LLC (investment
company)
43 Independent
Trustee (since
2007) and
Board Chair
(since 2014),
Matthews Asia
Funds
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM 43 None

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®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2019 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 95
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Mark Spina,
Born June 8, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2017
Until successor
is chosen and
qualified by
Trustees
President and Chief Executive Officer, RIC and RIF
Chairman of the Board, President, RIFIS
Chairman of the Board, RIFUS
Director, RIM
From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
Treasurer, Chief Accounting Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Investments Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary since 2010 Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — June 30, 2019 (Unaudited)
96 Adviser and Service Providers
Interested Trustee
Mark Spina
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Jonathan F. Zeschin
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark Spina, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.
[Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12.  Exhibit List
(a)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.
(b)

(b) Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

`
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:
/s/ Mark Spina

Mark Spina
President and Chief Executive Officer, Russell Investment Funds

Date:
August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:
/s/ Mark E. Swanson

Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds

Date:
August 22, 2019